UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04878

SEI Institutional Managed Trust

(Exact name of Registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

CT Corporation

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2011

Date of reporting period: March 31, 2011

Item 1.	Reports to Stockholders.

SEI Institutional Managed Trust

Semi-Annual Report as of March 31, 2011

Large Cap Fund

Large Cap Value Fund

Large Cap Growth Fund

Tax-Managed Large Cap Fund

S&P 500 Index Fund

Small Cap Fund

Small Cap Value Fund

Small Cap Growth Fund

Tax-Managed Small Cap Fund

Mid-Cap Fund

U.S. Managed Volatility Fund

Global Managed Volatility Fund

Tax-Managed Managed Volatility Fund

Real Estate Fund

Enhanced Income Fund

Core Fixed Income Fund

U.S. Fixed Income Fund

High Yield Bond Fund

Real Return Fund

Multi-Strategy Alternative Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 11.5%
Amazon.com*	0.7%	67,684	$12,192
Coach	0.9	284,437	14,802
Lowe’s	1.0	602,822	15,933
Nike, Cl B	0.7	147,462	11,163
Target	0.5	170,536	8,528
Other Securities	7.7		127,707

			190,325

Consumer Staples — 6.4%
Coca-Cola	0.5	128,609	8,533
Costco Wholesale	0.6	143,566	10,526
PepsiCo	0.5	139,140	8,962
Procter & Gamble	1.4	383,631	23,632
Other Securities	3.4		54,289

			105,942

Energy — 10.4%
Canadian Natural Resources	0.6	204,867	10,127
Chevron	1.5	227,428	24,433
ConocoPhillips	1.0	211,809	16,915
EOG Resources	0.6	84,212	9,980
Exxon Mobil	0.7	133,424	11,225
Schlumberger	0.6	113,767	10,610
Other Securities	5.4		88,541

			171,831

Financials — 14.7%
American Express	0.5	191,225	8,643
Bank of America	1.0	1,179,412	15,722
Berkshire Hathaway, Cl B*	0.6	118,700	9,927
Citigroup*	0.8	2,901,000	12,822
Goldman Sachs Group	0.7	73,550	11,655
JPMorgan Chase	1.5	553,381	25,511
Wells Fargo	1.4	709,800	22,501
Other Securities	8.2		135,819

			242,600

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 12.7%
Aetna	0.5%	232,500	$8,702
Amgen*	0.7	220,040	11,761
Celgene*	0.7	206,000	11,851
Johnson & Johnson	1.0	280,763	16,635
Merck	0.8	382,982	12,642
Pfizer	1.0	853,368	17,332
UnitedHealth Group	0.9	331,628	14,990
Other Securities	7.1		116,116

			210,029

Industrials — 9.3%
General Electric	1.2	986,734	19,784
Other Securities	8.1		134,288

			154,072

Information Technology — 23.1%
Adobe Systems*	0.8	397,331	13,176
Apple*	2.5	117,607	40,980
Autodesk*	0.6	213,068	9,398
Cisco Systems	0.6	607,793	10,424
Citrix Systems*	0.6	140,273	10,304
eBay*	0.6	317,000	9,840
EMC* (A)	0.7	427,517	11,351
Google, Cl A*	1.0	28,164	16,510
Hewlett-Packard	0.6	221,776	9,086
Intel	0.8	657,796	13,268
International Business Machines	0.8	78,330	12,773
Mastercard, Cl A	0.8	55,134	13,878
Microsoft	1.3	847,424	21,491
Oracle	0.8	413,763	13,807
Qualcomm	1.7	500,887	27,464
Research In Motion*	0.6	169,626	9,596
Texas Instruments	0.7	361,500	12,493
Other Securities	7.6		125,042

			380,881

Materials — 3.1%
Freeport-McMoRan Copper & Gold, Cl B	0.6	179,472	9,970
Other Securities	2.5		41,444

			51,414

Telecommunication Services — 3.2%
AT&T	1.5	787,298	24,091
Verizon Communications	0.8	362,403	13,967
Other Securities	0.9		15,016

			53,074

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	1

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Fund (Concluded)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.4%
Other Securities	2.4%		$39,652

			39,652

Total Common Stock (Cost $1,366,320) ($ Thousands)			1,599,820

AFFILIATED PARTNERSHIP — 6.3%
SEI Liquidity Fund, L.P. 0.200%**† (B)	6.3	103,800,405	103,800

Total Affiliated Partnership (Cost $103,800) ($ Thousands)			103,800

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	2.9	48,292,846	48,293

Total Cash Equivalent (Cost $48,293) ($ Thousands)			48,293

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		4,365

Total U.S. Treasury Obligations (Cost $4,364) ($ Thousands)			4,365

Total Investments — 106.3% (Cost $1,522,777) ($ Thousands)			$1,756,278

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	544	Jun-2011	$728
S&P Mid 400 Index E-MINI	47	Jun-2011	160

			$888

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,652,272 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at March 31, 2011 (see Note 7). The total market value of securities on loan at March 31, 2011 was $100,902 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see note 7). The total market value of such securities as of March 31, 2011 was $103,800 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,599,820	$—	$—	$1,599,820
Affiliated Partnership	—	103,800	—	103,800
Cash Equivalent	48,293	—	—	48,293
U.S. Treasury Obligations	—	4,365	—	4,365

Total Investments in Securities	$1,648,113	$108,165	$—	$1,756,278

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$888	$—	$—	$888

*	Futures contracts are valued at the unrealized appreciation on the instrument

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 98.3%

Consumer Discretionary — 8.4%
Comcast, Cl A	1.1%	780,700	$18,969
Time Warner	0.5	211,333	7,545
Viacom, Cl B	0.5	194,000	9,025
Walt Disney	0.7	265,200	11,427
Other Securities	5.6		91,929

			138,895

Consumer Staples — 9.1%
Altria Group	0.4	285,400	7,429
CVS Caremark	0.7	356,500	12,235
PepsiCo	0.5	119,700	7,710
Procter & Gamble	2.0	521,800	32,143
Wal-Mart Stores	0.9	295,500	15,381
Other Securities	4.6		76,883

			151,781

Energy — 13.4%
Apache	0.8	95,333	12,481
Chevron	3.6	550,500	59,140
ConocoPhillips	1.8	370,986	29,627
Devon Energy	0.6	100,800	9,250
Exxon Mobil	0.9	184,094	15,488
Marathon Oil	0.8	258,600	13,786
Murphy Oil	0.4	98,600	7,239
Occidental Petroleum	1.1	169,300	17,690
Valero Energy	0.4	242,700	7,237
Other Securities	3.0		50,349

			222,287

Financials — 24.4%
Ameriprise Financial	0.4	119,400	7,293
Bank of America	1.9	2,410,369	32,130
Bank of New York Mellon	0.4	237,322	7,089
Berkshire Hathaway, Cl B*	1.4	282,800	23,651
Chubb	0.5	129,100	7,915
Citigroup*	1.1	3,963,400	17,518

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Goldman Sachs Group	1.2%	123,000	$19,492
JPMorgan Chase	3.0	1,080,700	49,820
Morgan Stanley	0.5	284,200	7,764
PNC Financial Services Group	0.7	179,055	11,279
Prudential Financial	0.7	189,000	11,639
Travelers	0.6	164,200	9,767
Wells Fargo	2.1	1,110,995	35,219
Other Securities	9.9		163,908

			404,484

Health Care — 13.2%
Amgen*	0.9	281,600	15,051
Johnson & Johnson	1.7	462,900	27,427
Merck	1.4	694,257	22,917
Pfizer	3.0	2,448,498	49,729
UnitedHealth Group	0.8	286,400	12,945
WellPoint	0.9	211,000	14,726
Other Securities	4.5		75,808

			218,603

Industrials — 8.2%
General Dynamics	0.7	143,200	10,963
General Electric	2.4	1,971,500	39,528
Northrop Grumman	0.5	120,000	7,525
Raytheon	0.6	187,400	9,533
Union Pacific	0.4	72,700	7,149
Other Securities	3.6		61,991

			136,689

Information Technology — 6.7%
Intel	0.9	704,200	14,204
Microsoft	1.3	827,400	20,983
Texas Instruments	0.6	255,700	8,837
Other Securities	3.9		67,999

			112,023

Materials — 4.3%
Dow Chemical	0.6	252,000	9,513
Freeport-McMoRan Copper & Gold, Cl B	0.5	134,800	7,488
Other Securities	3.2		53,878

			70,879

Telecommunication Services — 5.0%
AT&T	3.3	1,767,895	54,098
Verizon Communications	1.1	492,700	18,989
Other Securities	0.6		9,246

			82,333

Utilities — 5.6%
American Electric Power	0.5	255,000	8,961

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	3

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Value Fund (Concluded)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)
Other Securities	5.1%		$84,270

			93,231

Total Common Stock (Cost $1,348,810) ($ Thousands)			1,631,205

AFFILIATED PARTNERSHIP — 4.7%
SEI Liquidity Fund, L.P. 0.200%**† (B)	4.7	83,292,021	78,479

Total Affiliated Partnership (Cost $83,293) ($ Thousands)			78,479

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	2.0	33,243,480	33,243

Total Cash Equivalent (Cost $33,243) ($ Thousands)			33,243

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		3,215

Total U.S. Treasury Obligations (Cost $3,214) ($ Thousands)			3,215

Total Investments — 105.2% (Cost $1,468,560) ($ Thousands)			$1,746,142

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	406	Jun-2011	$354

For the period ended March 31, 2011, the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,659,961 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	Certain securities or a partial position of these securities are on loan at March 31, 2011 (see Note 9). The total market value of securities on loan at March 31, 2011 was $81,066 (Thousands). See the complete Schedule of Investments for the full list of securities on loan.

(B)	This security was purchased with cash collateral held from securities on loan (see note 7). The total market value of such securities as of March 31, 2011 was $78,479 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,631,205	$—	$—	$1,631,205
Affiliated Partnership	—	78,479	—	78,479
Cash Equivalent	33,243	—	—	33,243
U.S. Treasury Obligations	—	3,215	—	3,215

Total Investments in Securities	$1,664,448	$81,694	$—	$1,746,142

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$354	$—	$—	$354

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%‡

Consumer Discretionary — 12.7%
Amazon.com*	1.1%	101,643	$18,309
Coach	0.8	244,069	12,701
Lowe’s	1.2	734,300	19,408
Nike, Cl B	0.8	166,200	12,581
priceline.com* (A)	1.0	33,000	16,713
Other Securities	7.8		133,839

			213,551

Consumer Staples — 7.8%
Coca-Cola	0.9	239,289	15,877
Mead Johnson Nutrition, Cl A	0.8	217,866	12,621
PepsiCo	0.9	235,855	15,192
Procter & Gamble	1.4	389,066	23,967
Other Securities	3.8		63,601

			131,258

Energy — 9.1%
Canadian Natural Resources	1.1	386,918	19,125
Consol Energy	0.7	212,104	11,375
EOG Resources (A)	1.2	172,131	20,399
Exxon Mobil	1.0	190,900	16,061
FMC Technologies* (A)	0.8	137,455	12,987
Nabors Industries*	0.7	394,000	11,970
Schlumberger	1.2	212,480	19,816
Other Securities	2.4		41,846

			153,579

Financials — 5.6%
Bank of New York Mellon	0.9	512,808	15,318
Charles Schwab (A)	0.9	845,290	15,241
Other Securities	3.8		64,088

			94,647

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 11.7%
Abbott Laboratories	0.8%	257,444	$12,628
Allergan	1.0	233,147	16,558
Covance* (A)	0.7	214,630	11,745
Express Scripts*	0.8	224,096	12,462
Intuitive Surgical* (A)	0.7	35,560	11,858
Johnson & Johnson	0.9	246,819	14,624
Medco Health Solutions*	0.7	210,682	11,832
Other Securities	6.1		104,953

			196,660

Industrials — 11.4%
3M	1.0	176,681	16,519
ABB ADR (A)	0.7	468,139	11,324
Fluor	0.8	176,442	12,996
Roper Industries (A)	0.7	137,723	11,908
United Technologies	0.8	171,013	14,476
Other Securities	7.4		125,866

			193,089

Information Technology — 33.5%
Accenture, Cl A	0.7	220,301	12,110
Adobe Systems*	1.6	804,915	26,691
Apple*	4.6	222,750	77,617
Cisco Systems	1.3	1,240,975	21,283
Citrix Systems*	1.3	300,054	22,042
Cognizant Technology Solutions, Cl A*	1.0	207,908	16,924
EMC* (A)	1.0	627,994	16,673
Google, Cl A*	2.2	63,196	37,046
International Business Machines	0.8	85,574	13,955
Intuit*	0.7	221,200	11,746
Mastercard, Cl A	1.3	88,136	22,186
Microsoft	1.6	1,048,458	26,589
NetApp* (A)	1.0	332,964	16,042
Oracle	1.0	534,645	17,841
Qualcomm	2.3	700,400	38,403
Salesforce.com* (A)	0.7	90,884	12,140
Texas Instruments	0.7	326,610	11,288
Visa, Cl A	0.8	171,200	12,604
Other Securities	8.9		151,211

			564,391

Materials — 4.4%
Freeport-McMoRan Copper & Gold, Cl B	0.8	232,273	12,903
Other Securities	3.6		60,801

			73,704

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	5

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Large Cap Growth Fund (Concluded)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Telecommunication Services — 1.1%
Crown Castle International*	0.8%	297,300	$12,650
Other Securities	0.3		6,618

			19,268

Utilities — 0.1%
Other Securities	0.1		1,014

Total Common Stock (Cost $1,229,753) ($ Thousands)			1,641,161

AFFILIATED PARTNERSHIP — 13.3%
SEI Liquidity Fund, L.P. 0.200%**† (B)	13.3	227,395,408	223,493

Total Affiliated Partnership (Cost $227,395) ($ Thousands)			223,493

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	2.6	43,200,528	43,201

Total Cash Equivalent (Cost $43,201) ($ Thousands)			43,201

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		4,283

Total U.S. Treasury Obligations (Cost $4,282) ($ Thousands)			4,283

Total Investments — 113.5% (Cost $1,504,631) ($ Thousands)			$1,912,138

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	294	Jun-2011	$447

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,685,370 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This Security or a partial position of this security is on loan at March 31, 2011 (see Note 7). The total market value of securities on loan at March 31, 2011 was $222,144 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see note 7). The total market value of such securities as of March 31, 2011 was $223,493 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,641,161	$—	$—	$1,641,161
Affiliated Partnership	—	223,493	—	223,493
Cash Equivalent	43,201	—	—	43,201
U.S. Treasury Obligations	—	4,283	—	4,283

Total Investments in Securities	$1,684,362	$227,776	$—	$1,912,138

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$447	$—	$—	$447

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 11.2%
Amazon.com*	0.7%	71,580	$12,894
Coach	0.8	266,000	13,843
Comcast, Cl A	0.5	385,895	9,539
Lowe’s	0.8	540,957	14,297
Nike, Cl B	0.6	143,246	10,844
Other Securities	7.8		141,053

			202,470

Consumer Staples — 6.8%
Coca-Cola	0.6	156,247	10,367
Costco Wholesale	0.5	127,720	9,364
PepsiCo	0.5	143,956	9,272
Procter & Gamble	1.6	448,365	27,619
Other Securities	3.6		66,071

			122,693

Energy — 10.7%
Canadian Natural Resources (A)	0.6	194,032	9,591
Chevron	1.6	273,310	29,362
ConocoPhillips	1.0	229,578	18,334
EOG Resources	0.6	89,075	10,556
Exxon Mobil	0.9	196,859	16,562
Schlumberger	0.6	120,848	11,270
Other Securities	5.4		98,396

			194,071

Financials — 15.4%
Bank of America	1.0	1,348,570	17,976
Bank of New York Mellon	0.5	292,996	8,752
Berkshire Hathaway, Cl B*	0.7	143,680	12,016
Citigroup*	0.8	3,285,304	14,521
Goldman Sachs Group	0.7	79,407	12,584
JPMorgan Chase	1.6	639,333	29,473
Wells Fargo	1.5	863,114	27,361

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	8.6%		$156,485

			279,168

Health Care — 12.5%
Allergan	0.5	125,377	8,904
Amgen*	0.7	240,461	12,853
Celgene*	0.6	192,909	11,098
Johnson & Johnson	1.1	344,200	20,394
Merck	0.8	419,735	13,855
Pfizer	1.2	1,073,600	21,805
UnitedHealth Group	1.0	387,866	17,532
Other Securities	6.6		120,195

			226,636

Industrials — 9.3%
General Electric	1.4	1,227,955	24,621
United Technologies	0.5	103,943	8,799
Other Securities	7.4		135,883

			169,303

Information Technology — 21.5%
Adobe Systems*	0.7	405,760	13,455
Apple*	2.4	124,939	43,535
Autodesk*	0.5	187,517	8,271
Cisco Systems	0.6	595,225	10,208
Citrix Systems*	0.6	141,914	10,425
EMC* (A)	0.7	451,803	11,995
Google, Cl A*	1.0	29,735	17,431
Hewlett-Packard	0.5	224,573	9,201
Intel	0.8	677,340	13,662
International Business Machines	0.8	93,811	15,298
Mastercard, Cl A	0.7	50,362	12,677
Microsoft	1.3	897,536	22,762
Oracle	0.9	471,051	15,719
Qualcomm	1.5	482,910	26,478
Research In Motion*	0.4	147,110	8,322
Texas Instruments	0.8	404,212	13,970
Other Securities	7.3		135,407

			388,816

Materials — 3.3%
Freeport-McMoRan Copper & Gold, Cl B	0.6	191,218	10,622
Other Securities	2.7		49,577

			60,199

Telecommunication Services — 3.2%
AT&T	1.5	863,487	26,423
Verizon Communications	0.9	413,427	15,933
Other Securities	0.8		16,018

			58,374

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	7

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Large Cap Fund (Concluded)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 2.7%
Other Securities	2.7%		$48,482

			48,482

Total Common Stock (Cost $1,357,189) ($ Thousands)			1,750,212

AFFILIATED PARTNERSHIP — 5.0%
SEI Liquidity Fund, L.P. 0.200%**† (B)	5.0	93,468,811	89,537

Total Affiliated Partnership (Cost $93,469) ($ Thousands)			89,537

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	3.2	57,753,974	57,754

Total Cash Equivalent (Cost $57,754) ($ Thousands)			57,754

U.S. TREASURY OBLIGATIONS (C) — 0.4%
Other Securities	0.4		7,352

Total U.S. Treasury Obligations (Cost $7,352) ($ Thousands)			7,352

RIGHTS — 0.0%
Other Securities	0.0		15

Total Rights (Cost $32) ($ Thousands)			15

Total Investments — 105.2% (Cost $1,515,796) ($ Thousands)			$1,904,870

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	697	Jun-2011	$984
S&P Mid 400 Index E-MINI	58	Jun-2011	209

			$1,193

For the period ended March 31, 2011, the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,811,426 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at March 31, 2011 (see Note 7). The total market value of securities on loan at March 31, 2011 was $91,032 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan (see note 7). The total market value of such securities as of March 31, 2011 was $89,537 ($ Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,750,212	$—	$—	$1,750,212
Affiliated Partnership	—	89,537	—	89,537
Cash Equivalent	57,754	—	—	57,754
U.S. Treasury Obligations	—	7,352	—	7,352
Rights	15	—	—	15

Total Investments in Securities	$1,807,981	$96,889	$—	$1,904,870

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,193	$—	$—	$1,193

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK (A) — 97.4%

Consumer Discretionary — 10.2%
Amazon.com*	0.5%	43,900	$7,908
Comcast, Cl A	0.6	345,622	8,544
Ford Motor*	0.4	464,180	6,921
Home Depot	0.5	201,396	7,464
McDonald’s	0.6	131,070	9,973
Walt Disney	0.7	234,727	10,114
Other Securities	6.9		106,681

			157,605

Consumer Staples — 9.9%
Altria Group	0.4	261,656	6,811
Coca-Cola	1.2	286,653	19,019
Kraft Foods, Cl A	0.4	216,098	6,777
PepsiCo	0.8	196,885	12,681
Philip Morris International	1.0	222,865	14,626
Procter & Gamble	1.4	349,201	21,511
Wal-Mart Stores	0.8	243,844	12,692
Other Securities	3.9		59,696

			153,813

Energy — 12.9%
Chevron	1.7	250,278	26,887
ConocoPhillips	0.9	177,343	14,163
Exxon Mobil	3.4	617,798	51,975
Occidental Petroleum	0.7	100,859	10,539
Schlumberger	1.0	169,743	15,830
Other Securities	5.2		80,160

			199,554

Financials — 15.4%
Bank of America	1.1	1,253,828	16,713
Berkshire Hathaway, Cl B*	1.2	215,147	17,993
Citigroup*	1.0	3,611,685	15,964
Goldman Sachs Group	0.7	64,556	10,230
JPMorgan Chase	1.5	494,457	22,794

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

US Bancorp	0.4%	237,306	$6,272
Wells Fargo	1.3	653,863	20,727
Other Securities	8.2		126,897

			237,590

Health Care — 10.8%
Abbott Laboratories	0.6	191,746	9,405
Amgen*	0.4	116,918	6,249
Johnson & Johnson	1.3	339,082	20,091
Merck	0.8	383,344	12,654
Pfizer	1.3	995,776	20,224
Other Securities	6.4		97,554

			166,177

Industrials — 10.9%
3M	0.5	87,882	8,217
Boeing	0.4	92,132	6,811
Caterpillar	0.6	79,797	8,885
General Electric	1.7	1,323,674	26,540
United Parcel Service, Cl B	0.6	122,611	9,113
United Technologies	0.6	114,432	9,687
Other Securities	6.5		99,208

			168,461

Information Technology — 17.6%
Apple*	2.6	114,431	39,873
Cisco Systems	0.8	689,604	11,827
EMC*	0.4	258,640	6,867
Google, Cl A*	1.2	31,091	18,226
Hewlett-Packard	0.7	269,565	11,044
Intel	0.9	680,715	13,730
International Business Machines	1.6	151,437	24,695
Microsoft	1.5	917,893	23,278
Oracle	1.0	481,488	16,067
Qualcomm	0.7	203,732	11,171
Other Securities	6.2		95,298

			272,076

Materials — 3.6%
E.I. Du Pont de Nemours	0.4	115,335	6,340
Freeport-McMoRan Copper & Gold, Cl B	0.4	116,636	6,479
Other Securities	2.8		42,672

			55,491

Telecommunication Services — 3.0%
AT&T	1.5	737,040	22,553
Verizon Communications	0.9	350,998	13,528
Other Securities	0.6		9,680

			45,761

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	9

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

S&P 500 Index Fund (Concluded)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Utilities — 3.1%
Other Securities	3.1%		$47,685

Total Common Stock (Cost $697,970) ($ Thousands)			1,504,213

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P. 0.200%**† (B)	4.5	72,200,007	69,569

Total Affiliated Partnership (Cost $72,200) ($ Thousands)			69,569

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	2.6	40,549,189	40,549

Total Cash Equivalent (Cost $40,549) ($ Thousands)			40,549

U.S. TREASURY OBLIGATIONS (C) — 0.2%
Other Securities	0.2		3,500

Total U.S. Treasury Obligations (Cost $3,500) ($ Thousands)			3,500

Total Investments — 104.7% (Cost $814,219) ($ Thousands)			$1,617,831

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	673	Jun-2011	$651

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,544,805 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	Certain securities or a partial position of these securities are on loan at March 31, 2011 (see Note 9). The total market value of securities on loan at March 31, 2011 was $70,256 (Thousands). See the complete Schedule of Investments for the full list of the securities on loan.

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2011 was $69,569 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,504,213	$—	$—	$1,504,213
Affiliated Partnership	—	69,569	—	69,569
Cash Equivalent	40,549	—	—	40,549
U.S. Treasury Obligations	—	3,500	—	3,500

Total Investments in Securities	$1,544,762	$73,069	$—	$1,617,831

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$651	$—	$—	$651

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 12.3%
CROCS*	0.4%	57,850	$1,032
Jones Group	0.4	75,450	1,037
Life Time Fitness* (A)	0.4	25,424	949
Shutterfly*	0.6	32,175	1,685
Other Securities	10.5		29,030

			33,733

Consumer Staples — 2.0%
Chiquita Brands International*	0.3	57,700	885
Other Securities	1.7		4,547

			5,432

Energy — 8.9%
Berry Petroleum, Cl A (A)	0.5	29,143	1,470
Complete Production Services*	0.4	35,331	1,124
Comstock Resources* (A)	0.6	48,700	1,507
Goodrich Petroleum* (A)	0.4	46,871	1,042
Key Energy Services*	0.4	64,198	998
PetroHawk Energy*	0.6	62,853	1,542
Scorpio Tankers* (A)	0.4	93,074	961
Other Securities	5.6		15,552

			24,196

Financials — 17.3%
Education Realty Trust†	0.3	111,342	894
Hanover Insurance Group	0.4	23,405	1,059
Highwoods Properties† (A)	0.4	32,102	1,124
Meadowbrook Insurance Group	0.4	108,113	1,119
Other Securities	15.8		43,171

			47,367

Health Care — 10.3%
Align Technology* (A)	0.3	43,685	895

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

ICU Medical*	0.3%	19,995	$875
Impax Laboratories*	0.4	38,952	991
Magellan Health Services*	0.4	24,838	1,219
Questcor Pharmaceuticals* (A)	0.3	65,025	937
Other Securities	8.6		23,344

			28,261

Industrials — 16.9%
AerCap Holdings*	0.4	89,703	1,128
Cubic	0.4	17,090	983
EMCOR Group*	0.4	38,474	1,191
Polypore International*	0.5	24,533	1,413
Robbins & Myers	0.4	25,385	1,167
TAL International Group (A)	0.5	34,848	1,264
Wabash National*	0.6	134,592	1,559
Other Securities	13.7		37,550

			46,255

Information Technology — 19.2%
Acme Packet*	0.4	15,600	1,107
Ancestry.com*	0.4	31,575	1,119
BroadSoft* (A)	0.4	25,125	1,198
Ciber*	0.3	141,275	947
Ciena* (A)	0.3	34,525	896
Constant Contact* (A)	0.4	29,831	1,041
Digital River* (A)	0.3	23,370	875
Integrated Device Technology* (A)	0.4	130,891	965
j2 Global Communications* (A)	0.3	31,333	925
Netlogic Microsystems* (A)	0.4	24,315	1,022
OpenTable* (A)	0.3	8,750	931

Parametric Technology*	0.5	64,781	1,457
Plantronics	0.4	26,650	976
Teradyne* (A)	0.3	50,570	901
TIBCO Software*	0.6	55,600	1,515
Other Securities	13.5		36,633

			52,508

Materials — 6.0%
Carpenter Technology	0.3	20,540	877
Globe Specialty Metals	0.6	69,073	1,572
PolyOne	0.5	90,884	1,291
RTI International Metals*	0.3	28,191	878
Other Securities	4.3		11,639

			16,257

Telecommunication Services — 0.8%
Other Securities	0.8		2,082

Utilities — 2.5%
Cleco	0.4	29,525	1,012
Portland General Electric	0.3	38,795	922
UIL Holdings (A)	0.3	29,939	914

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	11

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Fund (Concluded)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Securities	1.5%		$4,006

			6,854

Total Common Stock (Cost $210,557) ($ Thousands)			262,945

PREFERRED STOCK — 0.1%
Other Securities	0.1		230

Total Preferred Stock (Cost $293) ($ Thousands)			230

CONVERTIBLE BOND — 0.0%

Energy — 0.0%
Other Securities	0.0		79

Total Convertible Bond (Cost $67) ($ Thousands)			79

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Other Securities	0.0		20

Total Corporate Obligation (Cost $19) ($ Thousands)			20

WARRANTS — 0.0%
Other Securities	0.0		5

Total Warrants (Cost $0) ($ Thousands)			5

AFFILIATED PARTNERSHIP — 21.2%
SEI Liquidity Fund, L.P. 0.200%**†† (B)	21.2	58,038,580	58,039

Total Affiliated Partnership (Cost $58,039) ($ Thousands)			58,039

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	3.3	9,019,026	9,019

Total Cash Equivalent (Cost $9,019) ($ Thousands)			9,019

U.S. TREASURY OBLIGATIONS (C) (D) — 0.6%
U.S. Treasury Bills
0.155%, 06/09/2011	0.1	$233	233
0.154%, 06/30/2011	0.5	1,488	1,488

Total U.S. Treasury Obligations (Cost $1,721) ($ Thousands)			1,721

Total Investments — 121.4% (Cost $279,715) ($ Thousands)			$332,058

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	91	Jun-2011	$374

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $273,426 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at March 31, 2011 (see Note 9). The total market value of securities on loan at March 31, 2011 was $56,406 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2011 was $58,039 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

Amounts designated as “—” are $0 or has been rounded to $0.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$262,939	$4	$2	$262,945
Preferred Stock	—	230	—	230
Convertible Bond	—	79	—	79
Corporate Obligation	—	—	20	20
Warrants	—	5	—	5
Affiliated Partnership	—	58,039	—	58,039
Cash Equivalent	9,019	—	—	9,019
U.S. Treasury Obligations	—	1,721	—	1,721

Total Investments in Securities	$271,958	$60,078	$22	$332,058

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$374	$—	$—	$374

*	Futures contracts are valued at the unrealized appreciation on the instrument.

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Common Stock	Corporate Obligation
Beginning balance as of October 1, 2010	$6	$19
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(4)	1
Net purchases/sales	—	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of March 31, 2011	$2	$20

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(4)	$1

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	13

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7%‡

Consumer Discretionary — 8.4%
Cooper Tire & Rubber	0.4%	95,982	$2,471
Rent-A-Center	0.4	73,400	2,562
Other Securities	7.6		44,753

			49,786

Consumer Staples — 3.4%
Chiquita Brands International* (A)	0.6	215,500	3,306
Corn Products International	0.4	45,588	2,362
Pantry*	0.4	183,301	2,718
Other Securities	2.0		11,868

			20,254

Energy — 5.9%
Berry Petroleum, Cl A (A)	0.6	65,450	3,302
Forest Oil*	0.4	68,900	2,606
Goodrich Petroleum* (A)	0.4	101,647	2,259
Key Energy Services* (A)	0.6	219,472	3,413
Other Securities	3.9		23,257

			34,837

Financials — 34.9%
Cathay General Bancorp (A)	0.4	133,200	2,271
CBL & Associates Properties† (A)	0.4	124,634	2,171
Douglas Emmett† (A)	0.6	181,600	3,405
Duke Realty†	0.4	161,900	2,268
Employers Holdings (A)	0.5	154,676	3,196
Endurance Specialty Holdings	0.5	56,224	2,745
FirstMerit (A)	0.4	137,779	2,351
Hancock Holding (A)	0.5	87,212	2,864
HCP†	0.4	69,400	2,633

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Infinity Property & Casualty (A)	0.4%	41,289	$2,456
Meadowbrook Insurance Group	0.5	304,428	3,151
MFA Financial†	0.4	309,287	2,536
Mid-America Apartment Communities†	0.4	38,405	2,466
National Penn Bancshares	0.4	312,674	2,420
Platinum Underwriters Holdings	0.6	91,534	3,487
Plum Creek Timber† (A)	0.6	78,400	3,419
ProAssurance*	0.5	47,819	3,030
Prosperity Bancshares (A)	0.4	53,365	2,282
Other Securities	26.6		156,760

			205,911

Health Care — 5.3%
Brookdale Senior Living, Cl A*	0.4	91,200	2,554
Other Securities	4.9		28,829

			31,383

Industrials — 16.3%
Belden	0.4	64,932	2,438
EMCOR Group*	0.5	101,035	3,129
FTI Consulting* (A)	0.7	107,100	4,105
G&K Services	0.5	93,455	3,107
Geo Group*	0.5	110,000	2,820
Kaydon	0.6	85,370	3,346
Teledyne Technologies*	0.6	63,027	3,259
Teleflex (A)	0.5	51,309	2,975
Towers Watson, Cl A	0.5	58,979	3,271
Other Securities	11.5		67,956

			96,406

Information Technology — 12.3%
CACI International, Cl A*	0.5	45,252	2,775
Coherent*	0.4	38,240	2,222
Diebold (A)	0.5	76,628	2,717
Digital River* (A)	0.7	118,790	4,446
Earthlink (A)	0.4	297,905	2,333
Lawson Software* (A)	0.5	261,932	3,169
Parametric Technology*	0.4	110,205	2,479
Other Securities	8.9		52,384

			72,525

Materials — 5.0%
RTI International Metals*	0.5	88,529	2,758
Sensient Technologies	0.4	66,510	2,384
Other Securities	4.1		24,462

			29,604

Telecommunication Services — 0.7%
Other Securities	0.7		4,439

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 4.5%
AGL Resources	0.4%	57,812	$2,303
Cleco	0.5	78,640	2,697
Great Plains Energy (A)	0.5	140,724	2,817
Portland General Electric	1.1	278,098	6,610
Other Securities	2.0		11,923

			26,350

Total Common Stock (Cost $458,210) ($ Thousands)			571,495

EXCHANGE TRADED FUND — 0.2%
Other Securities	0.2		1,447

Total Exchange Traded Fund (Cost $1,384) ($ Thousands)			1,447

PREFERRED STOCK — 0.0%

Energy — 0.0%
Other Securities	0.0		213

Total Preferred Stock (Cost $174) ($ Thousands)			213

WARRANTS — 0.0%
Other Securities	0.0		24

Total Warrant (Cost $—) ($ Thousands)			24

RIGHTS — 0.0%
Other Securities	0.0		—

Total Rights (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 22.6%
SEI Liquidity Fund, L.P. 0.200%**†† (B)	22.6	137,345,313	133,381

Total Affiliated Partnership (Cost $137,345) ($ Thousands)			133,381

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	3.5	20,499,056	20,499

Total Cash Equivalent (Cost $20,499) ($ Thousands)			20,499

U.S. TREASURY OBLIGATIONS (C) (D) — 0.4%
U.S. Treasury Bills 0.167%, 06/30/11	0.2	$1,173	1,172
0.150%, 06/16/11	0.2	1,029	1,029

Total U.S. Treasury Obligations (Cost $2,201) ($ Thousands)			2,201

Total Investments — 123.4% (Cost $619,813) ($ Thousands)			$729,260

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation ($ Thousands)
Russell 2000 Index E-MINI	117	Jun-2011	$445

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $590,801 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at March 31, 2011 (see Note 9). The total market value of securities on loan at March 31, 2011 was $133,869 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2011 was $133,381 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$571,139	$—	$356	$571,495
Exchange Traded Fund	1,447	—	—	1,447
Preferred Stock	—	213	—	213
Rights	—	—	—	—
Warrants	24	—	—	24
Affiliated Partnership	—	133,381	—	133,381
Cash Equivalent	20,499	—	—	20,499
U.S. Treasury Obligations	—	2,201	—	2,201

Total Investments in Securities	$593,109	$135,795	$356	$729,260

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$445	$—	$—	$445

*	Futures contracts are value at the unrealized depreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2010	$398
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(42)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2011	$356

Changes in unrealized gains (losses included in earnings to securities still held at reporting date	$(42)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	15

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Value Fund (Concluded)

March 31, 2011

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

16	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.6%‡

Consumer Discretionary — 15.6%
CROCS*	0.6%	146,225	$2,609
Dana Holding*	0.5	120,000	2,087
Deckers Outdoor*	0.4	23,376	2,014
Life Time Fitness* (A)	0.5	56,476	2,107
Saks* (A)	0.6	246,715	2,790
Shutterfly*	0.9	79,325	4,154
Tempur-Pedic International*	0.5	41,880	2,122
Zumiez* (A)	0.5	93,695	2,476
Other Securities	11.1		50,355

			70,714

Consumer Staples — 1.0%
Lancaster Colony (A)	0.5	34,698	2,103
Other Securities	0.5		2,745

			4,848

Energy — 8.4%
CARBO Ceramics (A)	0.7	20,800	2,935
Comstock Resources* (A)	0.7	107,529	3,327
Goodrich Petroleum* (A)	0.5	94,269	2,095
PetroHawk Energy*	0.8	139,684	3,428
W&T Offshore (A)	0.4	87,900	2,003
World Fuel Services	0.8	88,062	3,576
Other Securities	4.5		20,380

			37,744

Financials — 5.3%
MarketAxess Holdings	0.7	129,232	3,128
Other Securities	4.6		21,406

			24,534

Health Care — 14.9%
Align Technology* (A)	0.4	95,225	1,950
Athenahealth* (A)	0.5	45,640	2,060

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Bruker BioSciences* (A)	0.5%	96,914	$2,021
Catalyst Health Solutions*	0.5	38,520	2,154
HeartWare International* (A)	0.5	26,806	2,293
Questcor Pharmaceuticals* (A)	0.5	168,575	2,429
Salix Pharmaceuticals*	0.7	90,140	3,158
Other Securities	11.3		51,261

			67,326

Industrials — 16.9%
AerCap Holdings*	0.5	199,360	2,506
CoStar Group* (A)	0.6	40,810	2,558
Interface, Cl A	0.5	133,705	2,472
Polypore International* (A)	0.8	62,425	3,594
Resources Connection	0.6	136,055	2,638
Other Securities	13.9		61,800

			75,568

Information Technology — 30.3%
Acme Packet*	0.6	40,400	2,867
Ancestry.com* (A)	0.7	96,875	3,434
Atmel*	0.7	242,110	3,300
BroadSoft* (A)	0.6	55,750	2,659
Ceva*	0.8	125,695	3,360
Ciena* (A)	0.5	76,750	1,992
Constant Contact* (A)	0.5	67,709	2,363
DTS*	0.5	45,790	2,135
Gartner*	0.5	49,905	2,080
Lattice Semiconductor*	0.4	339,100	2,001
MicroStrategy, Cl A*	0.5	17,478	2,350
Netlogic Microsystems* (A)	0.5	54,022	2,270
OpenTable* (A)	0.9	39,800	4,233
Plantronics	0.5	64,984	2,380

Quest Software*	0.6	101,462	2,576
Riverbed Technology*	0.6	75,763	2,853
Syntel	0.5	41,114	2,147
TIBCO Software*	0.6	105,800	2,883
VistaPrint* (A)	1.0	84,041	4,362
Vocus*	0.5	88,106	2,278
Other Securities	18.3		82,107

			136,630

Materials — 5.4%
Globe Specialty Metals	0.6	110,600	2,517
WR Grace*	0.6	67,631	2,590
Other Securities	4.2		20,110

			25,217

Telecommunication Services — 0.8%
Other Securities	0.8		3,419

Total Common Stock (Cost $331,732) ($ Thousands)			446,000

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	17

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Small Cap Growth Fund (Concluded)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

WARRANTS — 0.0%
Other Securities	0.0%		$—

Total Warrants (Cost $ —) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 28.5%
SEI Liquidity Fund, L.P. 0.200%**† (B)	28.5	132,260,747	129,129

Total Affiliated Partnership (Cost $132,261) ($ Thousands)			129,129

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	2.1	9,494,348	9,494

Total Cash Equivalent (Cost $9,494) ($ Thousands)			9,494

U.S. TREASURY OBLIGATIONS (C) — 0.4%
Other Securities	0.4		1,613

Total U.S. Treasury Obligations (Cost $1,613) ($ Thousands)			1,613

Total Investments — 129.6% (Cost $475,100) ($ Thousands)			$586,236

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	75	Jun-2011	$291

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $452,501 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	This Security or a partial position of this security is on loan at March 31, 2011 (see Note 9). The total market value of securities on loan at March 31, 2011 was $128,837 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see note 9). The total market value of such securities as of March 31, 2011 was $129,129 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$445,693	$180	$127	$446,000
Cash Equivalent	9,494	—	—	9,494
U.S. Treasury Obligations	—	1,613	—	1,613
Affiliated Partnership	—	129,129	—	129,129
Warrants	—	—	—	—

Total Investments in Securities	$445,187	$130,922	$127	$586,236

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$291	$—	$—	$291

*	Futures contracts are valued at unrealized appreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2010	$403
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(276)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2011	$127

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(276)

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 14.6%
Big Lots*	0.4%	28,950	$1,257
Cooper Tire & Rubber (A)	0.3	36,142	930
Dick’s Sporting Goods*	0.3	24,937	997
Gaylord Entertainment*	0.3	33,311	1,155
Interpublic Group	0.4	113,232	1,423
Phillips-Van Heusen	0.3	15,247	991
Polaris Industries	0.3	11,253	979
Scientific Games, Cl A*	0.3	119,846	1,047
Tempur-Pedic International* (A)	0.5	31,180	1,580
Other Securities	11.5		40,213

			50,572

Consumer Staples — 3.2%
Green Mountain Coffee Roasters* (A)	0.4	21,960	1,419
Other Securities	2.8		9,739

			11,158

Energy — 6.6%
Berry Petroleum, Cl A	0.4	29,925	1,510
Key Energy Services* (A)	0.3	59,668	928
Other Securities	5.9		20,586

			23,024

Financials — 15.9%
Endurance Specialty Holdings	0.3	23,528	1,149
MFA Financial† (A)	0.3	135,652	1,112
ProAssurance* (A)	0.4	21,774	1,380
Unum Group	0.3	42,556	1,117
Zions Bancorporation (A)	0.3	47,930	1,105
Other Securities	14.3		48,944

			54,807

Health Care — 9.8%
Coventry Health Care*	0.3	31,350	1,000

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Gen-Probe*	0.4%	19,180	$1,273
Onyx Pharmaceuticals* (A)	0.3	27,059	952
Sirona Dental Systems*	0.3	18,030	904
Other Securities	8.5		29,663

			33,792

Industrials — 17.4%
Atlas Air Worldwide Holdings*	0.3	14,134	985
Briggs & Stratton (A)	0.3	39,964	905
Corporate Executive Board	0.3	23,233	938
Gardner Denver	0.3	15,285	1,193
Navistar International* (A)	0.4	22,213	1,540
SYKES Enterprises*	0.3	57,926	1,145
Teleflex (A)	0.3	16,006	928
Timken	0.3	17,896	936
Towers Watson, Cl A	0.3	17,075	947
WESCO International*	0.4	24,373	1,523
Other Securities	14.2		48,950

			59,990

Information Technology — 18.4%
Alliance Data Systems* (A)	0.4	16,454	1,413
Ansys*	0.3	16,700	905
Brocade Communications Systems*	0.3	150,023	923
GSI Commerce* (A)	0.6	74,954	2,194
Jabil Circuit	0.3	54,060	1,104
Microsemi* (A)	0.4	60,572	1,254
Parametric Technology* (A)	0.3	47,135	1,060
PMC - Sierra*	0.3	128,873	967
Polycom* (A)	0.3	19,790	1,026
Synopsys*	0.3	34,148	944
TIBCO Software* (A)	0.3	36,950	1,007
VistaPrint*	0.3	21,597	1,121
Wright Express* (A)	0.3	21,175	1,098
Other Securities	14.0		48,571

			63,587

Materials — 5.6%
PolyOne (A)	0.3	64,925	923
Other Securities	5.3		18,394

			19,317

Telecommunication Services — 1.4%
NII Holdings* (A)	0.6	50,073	2,086
SBA Communications, Cl A*	0.3	25,422	1,009
Other Securities	0.5		1,783

			4,878

Utilities — 3.6%
AGL Resources	0.4	31,422	1,252
Great Plains Energy (A)	0.4	60,174	1,205

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	19

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Small Cap Fund (Concluded)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Portland General Electric (A)	0.5%	72,172	$1,715
Other Securities	2.3		8,164

			12,336

Total Common Stock (Cost $246,369) ($ Thousands)			333,461

EXCHANGE TRADED FUND — 0.1%
Other Securities	0.1		357

Total Exchange Traded Fund (Cost $340) ($ Thousands)			357

CLOSED-END FUND — 0.0%

Financials — 0.0%
Other Securities	0.0		16

Total Closed-End Fund (Cost $9) ($ Thousands)			16

AFFILIATED PARTNERSHIP — 31.8%
SEI Liquidity Fund, L.P. 0.200%**†† (B)	31.8	110,343,286	109,784

Total Affiliated Partnership (Cost $110,343) ($ Thousands)			109,784

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	3.5	12,022,161	12,022

Total Cash Equivalent (Cost $12,022) ($ Thousands)			12,022

U.S. TREASURY OBLIGATIONS (C) — 0.3%
Other Securities	0.3		1,070

Total U.S. Treasury Obligations (Cost $1,070) ($ Thousands)			1,070

RIGHTS — 0.0%
Other Securities	0.0		9

Total Rights (Cost $93) ($Thousands)			9

Total Investments — 132.2% (Cost $370,246) ($ Thousands)			$456,719

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	62	Jun-2011	$250
S&P Mid 400 Index E-MINI	43	Jun-2011	149

			$399

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $345,414 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial portion of this security is on loan at March 31, 2011 (see Note 7). The total market value of securities on loan at March 31, 2011 was $113,947 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 7). The total market value of such securities as of March 31, 2011 was $109,784 ($Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$333,461	$—	$—	$333,461
Exchange Traded Fund	357	—	—	357
Closed-End Fund	16	—	—	16
Affiliated Partnership	—	109,784	—	109,784
Cash Equivalent	12,022	—	—	12,022
U.S. Treasury Obligations	—	1,070	—	1,070
Rights	9	—	—	9

Total Investments in Securities	$345,865	$110,854	$—	$456,719

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$399	$—	$—	$399

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

20	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.9%

Consumer Discretionary — 14.0%
American Eagle Outfitters	0.5%	54,848	$872
Harman International Industries	0.6	19,509	913
Interpublic Group	1.0	131,321	1,651
National CineMedia	0.6	51,618	964
Phillips-Van Heusen	0.7	16,790	1,092
Polaris Industries	0.7	12,308	1,071
Scientific Games, Cl A*	0.6	115,437	1,009
Other Securities	9.3		14,885

			22,457

Consumer Staples — 3.6%
ConAgra Foods	0.6	39,997	950
Molson Coors Brewing, Cl B (A)	0.7	24,052	1,128
Other Securities	2.3		3,776

			5,854

Energy — 7.8%
Murphy Oil	0.7	15,074	1,107
Nabors Industries*	0.8	40,180	1,221
Newfield Exploration*	0.7	14,238	1,082
Range Resources (A)	0.9	25,537	1,493
Other Securities	4.7		7,581

			12,484

Financials — 13.7%
Ameriprise Financial	0.7	17,401	1,063
Fifth Third Bancorp	0.7	77,526	1,076
Liberty Property Trust†	0.6	31,786	1,046
Reinsurance Group of America, Cl A	0.6	16,250	1,020
Unum Group	0.6	34,660	910
Willis Group Holdings	0.6	21,781	879
Other Securities	9.9		15,944

			21,938

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 10.1%
Patterson	0.6%	26,795	$862
Quest Diagnostics	0.6	16,740	966
Shire ADR	1.0	17,618	1,535
Other Securities	7.9		12,777

			16,140

Industrials — 14.8%
Avery Dennison	0.6	24,901	1,045
Cintas	0.6	33,177	1,004
Dover	0.8	18,617	1,224
Gardner Denver	0.8	15,708	1,226
Hertz Global Holdings*	0.6	61,056	954
ITT	0.7	17,973	1,079
Manpower	0.6	14,251	896
Republic Services	0.7	34,851	1,047
Timken	0.7	21,828	1,142
WESCO International*	0.6	14,782	924
Other Securities	8.1		13,221

			23,762

Information Technology — 14.2%
Adobe Systems*	0.5	26,074	865
Alliance Data Systems*	0.9	16,974	1,458
Analog Devices	0.6	25,388	1,000
GSI Commerce*	1.4	77,300	2,263
Microsemi*	0.8	57,990	1,201
PMC - Sierra*	0.6	131,319	985
Synopsys*	0.8	43,716	1,209
Wright Express*	0.7	22,010	1,141
Other Securities	7.9		12,746

			22,868

Materials — 6.1%
Allegheny Technologies (A)	0.6	14,264	966
Celanese, Ser A	0.6	20,334	902
Ecolab	0.5	17,312	883
Nucor (A)	0.5	18,654	858
Other Securities	3.9		6,136

			9,745

Telecommunication Services — 2.5%
MetroPCS Communications*	0.6	59,257	962
NII Holdings*	1.2	44,224	1,843
SBA Communications, Cl A*	0.7	28,114	1,116
Other Securities	0.0		126

			4,047

Utilities — 5.1%
AGL Resources	0.7	25,977	1,035
Great Plains Energy (A)	0.6	46,432	930
SCANA	0.6	23,204	913

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	21

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Mid-Cap Fund (Concluded)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	3.2%		$5,298

			8,176

Total Common Stock (Cost $123,694) ($ Thousands)			147,471

AFFILIATED PARTNERSHIP — 7.8%
SEI Liquidity Fund, L.P. 0.200%**†† (B)	7.8	12,956,936	12,631

Total Affiliated Partnership (Cost $12,957) ($ Thousands)			12,631

CASH EQUIVALENT — 7.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	7.7	12,337,176	12,337

Total Cash Equivalent (Cost $12,337) ($ Thousands)			12,337

U.S. TREASURY OBLIGATION (C) — 0.5%
Other Securities	0.5		759

Total U.S. Treasury Obligation (Cost $759) ($ Thousands)			759

Total Investments — 107.9% (Cost $149,747) ($ Thousands)			$173,198

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	110	Jun-2011	$324

For the year ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $160,466 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This Security or a partial position of this security is on loan at March 31, 2011 (see Note 9). The total market value of securities on loan at March 31, 2011 was $12,645 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2011 was $12,631 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$147,471	$—	$—	$147,471
U.S. Treasury Obligation	—	759	—	759
Cash Equivalent	12,337	—	—	12,337
Affiliated Partnership	—	12,631	—	12,631

Total Investments in Securities	$159,808	$13,390	$—	$173,198

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$324	$—	$—	$324

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

22	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 5.6%
priceline.com*	0.8%	7,997	$4,050
Other Securities	4.8		23,553

			27,603

Consumer Staples — 19.5%
Altria Group	0.7	138,171	3,597
Brown-Forman, Cl B	0.7	51,146	3,493
Coca-Cola Enterprises	0.8	146,412	3,997
Hansen Natural*	0.7	59,658	3,593
Hershey	1.0	90,511	4,919
Hormel Foods	1.5	266,980	7,433
Kimberly-Clark	1.6	115,678	7,551
Lorillard	1.6	84,891	8,065
McCormick	0.7	75,607	3,616
Philip Morris International	0.8	58,315	3,827
Reynolds American	1.2	166,641	5,921
SYSCO	0.7	119,692	3,315
Walgreen	0.8	97,900	3,930
Wal-Mart Stores	0.8	76,300	3,971
Other Securities	5.9		28,967

			96,195

Energy — 4.2%
Chevron	1.2	55,700	5,984
Exxon Mobil	1.1	62,000	5,216
Other Securities	1.9		9,315

			20,515

Financials — 12.5%
Bank of Hawaii	0.7	75,073	3,590
Chubb	0.6	52,400	3,213
Commerce Bancshares	0.9	105,133	4,252
Cullen/Frost Bankers	0.6	53,929	3,183
Travelers	0.7	55,300	3,289
Other Securities	9.0		44,316

			61,843

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 21.6%
Abbott Laboratories	1.6%	164,819	$8,084
Alexion Pharmaceuticals*	0.7	34,092	3,364
AmerisourceBergen	1.1	131,747	5,212
Amgen*	1.2	113,676	6,076
Becton Dickinson	0.9	53,064	4,225
Biogen Idec*	1.5	99,079	7,272
C.R. Bard	0.8	38,791	3,852
Cardinal Health	1.2	146,625	6,031
Eli Lilly	1.2	165,393	5,817
Forest Laboratories*	0.7	106,026	3,425
McKesson	1.0	62,235	4,920
Merck	0.9	140,200	4,628
Techne	0.9	65,106	4,662
Other Securities	7.9		39,314

			106,882

Industrials — 5.0%
L-3 Communications Holdings	0.6	40,800	3,195
Raytheon	0.7	68,500	3,484
Other Securities	3.7		18,148

			24,827

Information Technology — 10.3%
Cognizant Technology Solutions, Cl A*	0.8	49,193	4,004
International Business Machines	0.7	22,761	3,712
Microsoft	0.7	148,600	3,768
SAIC*	0.7	208,600	3,530
Texas Instruments	1.2	173,398	5,993
WebMD Health, Cl A*	0.7	66,649	3,560
Other Securities	5.5		26,427

			50,994

Materials — 2.3%
Other Securities	2.3		11,259

			11,259

Telecommunication Services — 2.7%
AT&T	1.1	182,100	5,572
Other Securities	1.6		7,853

			13,425

Utilities — 12.5%
Atmos Energy	0.7	96,100	3,277
DPL	0.8	147,761	4,050
DTE Energy	0.7	72,982	3,573
NSTAR	0.9	96,167	4,450
UGI	0.9	142,437	4,686
Wisconsin Energy	0.9	142,032	4,332

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	23

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Managed Volatility Fund (Concluded)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Other Securities	7.6%		$37,205

			61,573

Total Common Stock (Cost $394,625) ($ Thousands)			475,116

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	3.6	17,721,319	17,721

Total Cash Equivalent (Cost $17,721) ($ Thousands)			17,721

U.S. TREASURY OBLIGATION (A) — 0.2%
Other Securities	0.2		1,071

Total U.S. Treasury Obligation (Cost $1,070) ($ Thousands)			1,071

Total Investments — 100.0% (Cost $413,416) ($ Thousands)			$493,908

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	174	Jun-2011	$167

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $493,878 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$475,116	$—	$—	$475,116
Cash Equivalent	17,721	—	—	17,721
U.S. Treasury Obligation	—	1,071	—	1,071

Total Investments in Securities	$492,837	$1,071	$—	$493,908

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$167	$—	$—	$167

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

24	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.3%

Australia — 8.4%
CFS Retail Property Trust†	0.8%	1,840,362	$3,502
Coca-Cola Amatil	0.6	230,220	2,795
CSL	1.4	179,905	6,648
Metcash	1.0	1,026,398	4,416
TABCORP Holdings	1.1	618,510	4,791
Tatts Group	0.7	1,375,607	3,329
Woolworths	1.0	165,711	4,606
Other Securities	1.8		8,744

			38,831

Austria — 0.1%
Other Securities	0.1		346

			346

Belgium — 2.7%
Colruyt	1.0	86,957	4,585
Mobistar	0.9	62,394	4,332
Other Securities	0.8		3,683

			12,600

Bermuda — 0.0%
Other Securities	0.0		43

			43

Canada — 10.7%
Alimentation Couche Tard, Cl B	0.6	97,000	2,542
CGI Group, Cl A*	0.8	167,100	3,492
Empire, Cl A	0.7	58,530	3,218
George Weston	1.0	85.855	4,745
Metro, Cl A	1.2	114,968	5,460
Rogers Communications, Cl B	0.9	114,252	4,139
Saputo	1.2	126,187	5,677
Other Securities	4.3		20,188

			49,461

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Cayman Islands — 0.1%
Other Securities	0.1%		$370

			370

China — 0.0%
Other Securities	0.0		79

			79

Denmark — 1.9%
Coloplast, Cl B	0.9	27,673	4,013
Novo Nordisk, Cl B	0.8	31,269	3,934
Other Securities	0.2		812

			8,759

Finland — 0.9%
Orion, Cl B	0.7	122,720	2,982
Other Securities	0.2		1,277

			4,259

France — 1.6%
Societe BIC	0.9	48,757	4,340
Other Securities	0.7		3,069

			7,409

Germany — 2.0%
Other Securities	2.0		9,230

			9,230

Hong Kong — 4.0%
CLP Holdings	1.2	676,000	5,467
HongKong Electric Holdings	1.4	929,000	6,211
Link†	1.1	1,658,000	5,190
Other Securities	0.3		1,545

			18,413

Ireland — 0.1%
Other Securities	0.1		328

			328

Israel — 0.9%
Other Securities	0.9		4,043

			4,043

Italy — 1.9%
Snam Rete Gas	1.1	894,920	5,037
Other Securities	0.8		3,889

			8,926

Japan — 18.5%
Central Japan Railway	0.8	452	3,594
Chubu Electric Power	1.0	212,900	4,752

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	25

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Global Managed Volatility Fund (Concluded)

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Dena	0.5%	67,600	$2,451
FamilyMart	0.8	94,500	3,563
Idemitsu Kosan	0.9	35,800	4,207
Kansai Electric Power	0.6	135,700	2,965
Lawson	0.7	64,300	3,111
NTT DoCoMo	1.2	3,098	5,465
Oriental Land	0.7	43,000	3,429
Sega Sammy Holdings	0.7	180,000	3,141
Takeda Pharmaceutical	1.0	100,900	4,724
Tokyo Gas	0.9	962,000	4,411
TonenGeneral Sekiyu	0.6	216,000	2,676
Other Securities	8.1		36,797

			85,286

Jersey — 0.3%
Other Securities	0.3		1,292

			1,292

Luxembourg — 0.1%
Other Securities	0.1		573

			573

Netherlands — 0.9%
Other Securities	0.9		4,081

			4,081

New Zealand — 0.2%
Other Securities	0.2		1,084

			1,084

Norway — 0.0%
Other Securities	0.0		39

			39

Portugal — 0.2%
Other Securities	0.2		734

			734

Singapore — 0.1%
Other Securities	0.1		224

			224

Spain — 1.0%
Other Securities	1.0		4,786

			4,786

Sweden — 1.4%
Other Securities	1.4		6,569

			6,569

Description	Percentage of Net Assets (%)	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Switzerland — 2.4%
Swisscom	0.6%	6,636	$2,970
Synthes	0.7	22,233	3,018
Other Securities	1.1		5,118

			11,106

United Kingdom — 5.5%
AstraZeneca	1.5	151,330	6,945
Centrica	1.3	1,148,232	5,987
Other Securities	2.7		12,595

			25,527

United States — 23.4%
AmerisourceBergen	1.2	133,473	5,280
Annaly Capital Management†	0.9	237,283	4,141
C.R. Bard	0.7	32,833	3,261
Cephalon*	1.8	107,693	8,161
Family Dollar Stores	0.5	48,294	2,478
Hormel Foods	0.9	150,580	4,192
Kimberly-Clark	0.9	58,956	3,848
Lorillard	0.8	37,157	3,530
Other Securities	15.7		73,105

			107,996

Total Common Stock (Cost $365,454) ($ Thousands)			412,394

PREFERRED STOCK — 0.0%

Germany — 0.0%
Other Securities	0.0		140

Total Preferred Stock (Cost $131) ($ Thousands)			140

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	5.3	24,264,905	24,265

Total Cash Equivalent (Cost $24,265) ($ Thousands)			24,265

U.S. TREASURY OBLIGATION (A) (B) — 0.6%
U.S. Treasury Bills 0.182%, 06/30/2011	0.6	$2,625	2,624

Total U.S. Treasury Obligation (Cost $2,623) ($ Thousands)			2,624

Total Investments — 95.2% (Cost $392,473) ($ Thousands)			$439,423

26	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	106	Jun-2011	$134
FTSE Index	38	Jun-2011	104
Hang Seng Index	12	Apr-2011	26
S&P 500 Index E-MINI	233	Jun-2011	240
SPI 200 Index	16	Jul-2011	91

			$595

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Appreciation Unrealized (Depreciation) ($ Thousands)
04/28/11	AUD	38,234	USD	39,122	$(292)
04/28/11	CAD	46,218	USD	47,380	(119)
04/28/11	EUR	54,936	USD	77,444	(472)
04/28/11	GBP	19,871	USD	31,804	(36)
04/28/11	JPY	8,639,213	USD	105,664	1,392
04/28/11	USD	139	AUD	135	–
04/28/11	USD	83	CAD	81	–

					$473

Percentages are based on Net Assets of $461,639 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(B)	The rate reported is the effective yield at the time of purchase.

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.
The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$412,394	$—	$—	$412,394
Preferred Stock	140	—	—	140
Cash Equivalent	24,265	—	—	24,265
U.S. Treasury Obligation	—	2,624	—	2,624

Total Investments in Securities	$436,799	$2,624	$—	$439,423

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$595	$—	$—	$595
Forwards*	—	473	—	473

Total Other Financial Instruments	$595	$473	$—	$1,068

*	Futures contracts and Forwards are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	27

SUMMARY SCHEDULE OF INVESTMENTS (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 6.3%
priceline.com*	1.0%	5,605	$2,839
Other Securities	5.3		14,522

			17,361

Consumer Staples — 22.6%
Altria Group	0.7	79,714	2,075
Church & Dwight	1.0	33,558	2,663
Coca-Cola	0.6	27,334	1,813
General Mills	0.9	64,531	2,359
Hormel Foods	1.6	160,462	4,467
JM Smucker	0.6	23,806	1,700
Kellogg	0.9	45,872	2,476
Kimberly-Clark	1.5	63,894	4,170
Kroger	0.7	79,538	1,906
Lorillard	1.7	49,759	4,728
McCormick	0.6	34,139	1,633
Philip Morris International	0.8	34,312	2,252
Reynolds American	1.4	105,415	3,745
Walgreen	0.8	54,500	2,188
Wal-Mart Stores	1.5	77,801	4,050
Other Securities	7.3		19,915

			62,140

Energy — 4.2%
Chevron	1.2	29,600	3,180
ConocoPhillips	0.6	20,200	1,613
Exxon Mobil	1.0	33,800	2,844
Other Securities	1.4		3,820

			11,457

Financials — 10.7%
Chubb	0.6	29,100	1,784
Commerce Bancshares	0.7	46,008	1,860
Travelers	0.7	30,800	1,832
Other Securities	8.7		24,043

			29,519

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

Health Care — 18.2%
Abbott Laboratories	1.1%	60,827	$2,984
Alexion Pharmaceuticals*	1.0	28,601	2,822
Allscripts Healthcare Solutions*	0.6	83,517	1,753
AmerisourceBergen	0.9	64,037	2,533
Becton Dickinson	0.7	24,040	1,914
Biogen Idec*	0.7	26,000	1,908
Eli Lilly	0.8	58,958	2,074
Henry Schein*	0.8	29,829	2,093
Johnson & Johnson	0.9	43,884	2,600
Merck	0.9	77,500	2,558
Pfizer	0.8	105,229	2,137
Techne	0.7	27,621	1,978
Other Securities	8.3		22,697

			50,051

Industrials — 5.8%
L-3 Communications Holdings	0.6	21,600	1,692
Lockheed Martin	0.6	20,900	1,680
Raytheon	0.7	35,600	1,811
Stericycle*	0.9	28,597	2,536
Other Securities	3.0		8,374

			16,093

Information Technology — 10.6%
Google, Cl A*	0.7	3,373	1,977
IAC*	0.9	74,514	2,302
International Business Machines	1.4	23,800	3,881
Microsoft	0.8	82,700	2,097
SAIC*	0.7	114,200	1,932
Other Securities	6.1		16,955

			29,144

Materials — 2.2%
Other Securities	2.2		6,043

			6,043

Telecommunication Services — 2.7%
AT&T	1.0	87,700	2,684
Other Securities	1.7		4,841

			7,525

Utilities — 12.3%
Atmos Energy	0.6	53,600	1,828
Consolidated Edison	0.6	33,550	1,702
NSTAR	1.0	61,189	2,831
OGE Energy	0.7	38,501	1,947
Southern	0.7	51,822	1,975
Wisconsin Energy	0.9	82,950	2,530
Other Securities	7.8		20,891

			33,704

Total Common Stock (Cost $219,515) ($ Thousands)			263,037

28	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Percentage of Net Assets (%)	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**†	4.0	10,912,616	$10,913

Total Cash Equivalent (Cost $10,913) ($ Thousands)			10,913

U.S. TREASURY OBLIGATION (A) — 0.2%
Other Securities	0.2		480

Total U.S. Treasury Obligation (Cost $480) ($ Thousands)			480

Total Investments — 99.8% (Cost $230,908) ($ Thousands)			$274,430

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized ($ Thousands) Appreciation
S&P 500 Index E-MINI	95	Jun-2011	$94

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $275,035 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

(A)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 342-5734; and (ii) on the SEC’s website at http://www.sec.gov.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$263,037	$—	$—	$263,037
Cash Equivalent	10,913	—	—	10,913
U.S. Treasury Obligation	—	480	—	480

Total Investments in Securities	$273,950	$480	$—	$274,430

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$94	$—	$—	$94

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	29

SCHEDULE OF INVESTMENTS (Unaudited)

Real Estate Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.9%

Financials — 92.8%
Alexandria Real Estate Equities† (A)	37,100	$2,893
AMB Property† (A)	243,300	8,752
American Assets Trust†	21,300	453
Apartment Investment & Management, Cl A†	184,934	4,710
AvalonBay Communities† (A)	30,111	3,616
BioMed Realty Trust†	114,280	2,174
Boston Properties† (A)	78,283	7,425
Brookfield Asset Management, Cl A	61,400	1,993
Camden Property Trust† (A)	46,800	2,659
Colonial Properties Trust†	107,750	2,074
CommonWealth REIT†	85,963	2,232
Douglas Emmett† (A)	254,299	4,768
Duke Realty†	225,100	3,154
Equity Residential†	182,650	10,303
Essex Property Trust† (A)	26,350	3,267
Extra Space Storage†	104,900	2,172
Federal Realty Investment Trust†	23,750	1,937
Forest City Enterprises, Cl A* (A)	156,000	2,938
General Growth Properties†	163,899	2,537
HCP†	342,000	12,975
Health Care† (A)	60,900	3,194
Host Hotels & Resorts† (A)	553,479	9,747
Hudson Pacific Properties†	16,925	249
Liberty Property Trust† (A)	77,300	2,543
Macerich† (A)	56,809	2,814
Mack-Cali Realty†	137,450	4,660
Pebblebrook Hotel Trust†	14,000	310
Piedmont Office Realty Trust, Cl A† (A)	52,550	1,020
Plum Creek Timber† (A)	117,200	5,111
Prologis†	300,000	4,794
Public Storage† (A)	72,254	8,014
Regency Centers† (A)	151,450	6,585
Saul Centers†	27,400	1,221
Simon Property Group†	99,413	10,653
SL Green Realty† (A)	67,500	5,076
Terreno Realty† (A)	14,800	255
UDR†	104,400	2,544
Ventas† (A)	99,450	5,400
Verde Realty PIPE* (B) (C)	21,400	361
Vornado Realty Trust†	33,790	2,957

		160,540

Description	Shares	Market Value ($ Thousands)

Health Care — 2.1%
Brookdale Senior Living, Cl A*	127,400	$3,566

Total Common Stock (Cost $103,242) ($ Thousands)		164,106

AFFILIATED PARTNERSHIP — 30.0%
SEI Liquidity Fund, L.P. 0.200%**†† (D)	53,443,039	51,989

Total Affiliated Partnership (Cost $53,443) ($ Thousands)		51,989

CASH EQUIVALENT — 6.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	11,565,483	11,565

Total Cash Equivalent (Cost $11,565) ($ Thousands)		11,565

Total Investments — 131.6% (Cost $168,250) ($ Thousands)		$227,660

Percentages are based on Net Assets of $172,973 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2011 (see Note 9). The total market value of securities on loan at March 31, 2011 was $52,618 ($ Thousands).

(B)	Securities considered illiquid and restricted. The total value of such securities as of March 31, 2011 was $361 ($ Thousands) and represented 0.2% of Net Assets.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2011 was $361 ($ Thousands) and represented 0.2% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total market value of such securities as of March 31, 2011 was $51,989 ($Thousands).

Cl — Class

L.P.	— Limited Partnership

PIPE	— Private Investment in Public Entity

REIT	— Real Estate Investment Trust

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investment in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$163,745	$—	$361	$164,106
Affiliated Partnership	—	51,989	—	51,989
Cash Equivalent	11,565	—	—	11,565

Total Investment in Securities	$175,310	$51,989	$361	$227,660

30	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2010	$404
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(43)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2011	$361

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(43)

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	31

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 27.1%
Advantage Sales and Marketing
9.250%, 06/18/18	$450	$458
Affinion Group Holdings
5.000%, 10/08/16	496	496
Allison Transmission
3.040%, 08/07/14	96	95
3.020%, 08/07/14	19	19
3.010%, 08/07/14	744	736
Aramark
2.182%, 01/26/14	400	396
Aramark LOC
0.111%, 01/26/14	32	32
Asurion
3.261%, 07/03/14	2	2
Asurion, 1st Lien Term Loan
3.312%, 07/03/14	96	95
3.261%, 07/03/14	248	246
3.258%, 07/03/14	310	307
Atlantic Broadband Finance
4.000%, 02/24/16	486	487
Avaya
4.811%, 10/26/17	328	319
3.061%, 10/26/14	166	160
Biomet
3.308%, 03/25/15	396	395
3.261%, 03/25/15	23	23
3.250%, 03/25/15	131	131
Blount International
6.250%, 08/09/16	1	1
5.500%, 07/29/16	348	350
Bresnan Broadband
5.250%, 12/14/17	1	1
4.500%, 12/14/17	499	501
Burlington Coat Factory
6.250%, 02/10/17	360	356
Caesar’s Entertainment
0.000%, 01/28/15 (H)	150	139
Calpine
4.500%, 04/01/18	200	201
Cannery Casino
4.503%, 05/20/13	112	109
4.503%, 05/17/13	136	132

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CDW
4.006%, 10/12/14	$225	$224
Cedar Fair
5.500%, 12/15/16	432	434
Cengage Learning Holding
2.550%, 06/28/14	735	703
Ceridian
3.255%, 11/08/14	499	485
Charter Communications, Term B Loan
2.260%, 03/15/14	31	30
Charter Communications, Term C Loan
3.540%, 09/06/16	611	611
Cinemark
2.040%, 10/05/13	150	150
2.020%, 10/05/13	382	381
CIT Group
6.250%, 08/11/15	151	153
City Center Holdings
7.500%, 01/31/15	100	101
Claire’s Stores
5.000%, 05/27/14	1	1
3.057%, 05/27/14	340	323
3.054%, 05/27/14	71	68
CMP Susquehanna
2.250%, 05/05/13	390	384
CommScope
5.000%, 01/14/18	300	302
Community Health Systems
3.810%, 01/25/17	224	223
2.561%, 07/25/14	452	448
Community Health Systems, Delayed Draw
2.561%, 07/25/14	16	16
ConvaTec
5.750%, 12/30/16	500	501
Cristal Inorganic Chemicals
6.053%, 11/15/14	500	499
Cumulus Media
4.012%, 06/11/14	500	495
DAE Aviation
5.310%, 07/31/14	292	293
5.310%, 09/27/14	282	282
5.290%, 09/27/14	1	1
Davita
4.500%, 10/20/16	549	551
Del Monte Foods
4.500%, 03/08/18	400	401
Dex Media West
7.000%, 10/24/14	381	338
0.000%, 10/24/14 (H)	200	177
Dunkin’ Brands
4.250%, 11/23/17	499	502
Dynegy Holdings
4.010%, 04/02/13	814	806

32	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

EquiPower Resource Holdings
5.750%, 01/26/18	$500	$504
Federal Mogul
2.207%, 12/29/14	5	5
2.198%, 12/29/14	40	39
2.188%, 12/29/14	207	202
2.167%, 12/29/14	2	2
Federal Mogul, Term C Loan
2.198%, 12/28/15	114	111
2.188%, 12/28/15	15	14
2.177%, 12/28/15	1	1
Fidelity National Information Services
5.250%, 07/18/16	419	421
First Data, Term Loan B-3
3.002%, 09/24/14	500	479
Firth Rixson, Facility B
4.803%, 12/18/15	250	241
Firth Rixson, Facility C
5.303%, 12/20/16	250	242
Ford Motor
3.010%, 12/15/15	119	119
Ford Motor, Tranche 1
3.010%, 12/15/15	274	273
Ford Motor, Tranche 2
3.010%, 12/15/15	21	21
Freescale Semiconductor
4.511%, 12/01/16	497	493
Gambro Holding
3.313%, 08/06/15	200	199
2.563%, 09/06/14	200	198
Global Cash Access
7.000%, 02/01/16	381	381
Graham Packaging
6.000%, 09/23/16	249	251
Graphic Packaging International, Incremental Term Loan
3.053%, 05/16/14	209	208
3.053%, 05/16/14	260	260
Harrah’s Operation, Tranche B-2
3.288%, 01/28/15	807	749
HCA, Tranche B
2.557%, 11/18/13	564	561
Hertz
3.750%, 03/04/18	280	280
Hexion Specialty Chemical, Term Loan C-1
2.563%, 05/05/13	313	308
Hexion Specialty Chemical, Term Loan C-2
2.563%, 05/05/13	139	137
Hub International Ltd., Delayed Draw
2.807%, 06/13/14	131	129
Hub International Ltd., Initial Term Loan
2.803%, 06/13/14	581	572

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Iasis Healthcare LOC
2.100%, 03/15/14	$15	$15
Iasis Healthcare, Delayed Draw
2.246%, 03/15/14	56	55
Iasis Healthcare, Term B Loan
2.246%, 03/15/14	162	160
IMS Health
4.500%, 08/31/17	400	402
IMS Health, Term B Loan
5.250%, 02/26/16	198	198
Infor Enterprise Solutions
6.020%, 07/28/12	322	318
Infor Global Enterprise Solutions
6.512%, 03/02/14	33	30
Infor Global Enterprise Solutions, Tranche 1
6.512%, 03/02/14	169	156
Infor Global Solutions
6.020%, 07/28/15	168	166
Infor Global Solutions, 2nd Lien
6.512%, 03/02/14	329	303
Integra Telecom, Term B Loan
9.500%, 04/07/15	340	341
9.250%, 04/07/15	337	338
Intelsat
5.250%, 04/03/18	304	306
Intelsat Bermuda
3.303%, 02/01/14	500	490
Intersil, Term B Loan
4.750%, 04/26/16	232	232
Inventiv Health
6.500%, 05/07/16	248	248
4.750%, 08/04/16	30	30
0.000%, 08/04/16 (H)	60	60
0.000%, 08/04/16 (I)	60	—
Inverness Medical
4.511%, 06/26/15	560	553
JHT Holding, 2nd Lien
12.500%, 12/21/12 (D) (E)	40	13
Knology
4.000%, 08/08/17	499	498
Lamar Media
4.250%, 10/01/16	364	365
Language Line
6.250%, 06/20/16	500	501
Live Nation, Term B Loan
4.500%, 10/20/16	248	248
Meg Energy
4.000%, 03/18/18	650	654
Nalco
4.500%, 09/21/17	498	501
NBTY
4.250%, 10/01/17	500	501
Nielson Finance
2.259%, 12/31/17	759	754

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	33

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NXP Semiconductors, 1st Lien
0.000%, 03/07/17 (H)	$400	$403
Reable Therapeutics
3.261%, 05/20/14	80	80
Reable Therapeutics, Term B Loan
3.261%, 05/20/14	373	370
Realogy
3.150%, 10/10/13	78	74
Realogy, Traunche 2
4.561%, 10/13/13	460	440
Regal Cinemas
3.553%, 08/23/17	549	550
Remax International, Term B Loan
5.500%, 03/11/16	496	495
Renal Advantage Holdings, Term B Loan
5.750%, 11/12/16	468	472
Revel AC
9.000%, 02/17/17	120	117
Rock Tenn, Term Loan
0.000%, 01/24/17 (H)	400	402
Roundy’s Supermarkets
10.000%, 04/16/16	500	507
Rovi Guides
4.000%, 02/07/18	75	75
Sedgwick Claims Management
5.000%, 12/31/16	120	120
Seminole Tribe
1.812%, 03/05/14	480	469
Sensata Technology
2.054%, 04/27/13	531	525
Smart Technologies
7.261%, 08/28/15	321	321
Solutia, 1st Lien Term Loan
3.500%, 03/02/17	81	82
Sungard Data Systems
3.936%, 02/28/16	444	444
3.913%, 02/28/16	23	23
3.912%, 02/28/16	54	54
Supervalu
1.636%, 06/02/12	347	344
Syniverse Holdings
5.250%, 12/21/17	500	502
Telesat Canada U.S., Term I Loan
3.270%, 10/31/14	321	319
Telesat Canada U.S., Term II Loan
3.270%, 10/31/14	28	27
Texas Competitive Electric Holdings, Tranche B-2
3.803%, 10/10/14	430	362
3.759%, 10/10/14	286	240
Trans Union
4.750%, 02/26/18	400	402
Transdigm
5.250%, 02/14/17	499	502

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

TWCC Holding, Term Loan
4.250%, 02/11/17	$499	$502
United Surgical Partners
2.310%, 04/19/14	157	155
2.270%, 04/21/14	74	73
2.270%, 04/19/14	168	166
Universal Healthcare
5.500%, 05/16/16	322	323
Univision Communications, Term B Loan
4.496%, 03/31/17	693	676
UPC Broadband Holding
3.761%, 12/31/17	250	250
Vanguard Health
5.000%, 01/15/16	396	397
Verint Systems
5.250%, 05/25/14	639	640
VML US Finance
4.790%, 05/25/12	58	58
4.790%, 05/25/13	476	475
Waiccs Las Vegas 3 LLC, 2nd Lien
0.000%, 07/30/10 (F)	2,000	—
Walter Energy
0.000%, 03/04/18 (H)	500	503
Warner Chilcott
4.250%, 03/15/18	90	91
4.250%, 03/14/18	196	198
Waste Industries
4.750%, 03/16/17	500	501
WideOpenWest Finance, 1st Lien
2.756%, 06/30/14	435	413

Total Loan Participations (Cost $46,775) ($ Thousands)		46,048

CORPORATE OBLIGATIONS — 20.6%

Consumer Discretionary — 1.9%
Affinion Group
7.875%, 12/15/18 (A)	450	423
Citadel Broadcasting
7.750%, 12/15/18 (A)	62	67
Hanesbrands
6.375%, 12/15/20	500	488
President and Fellows of Harvard College
3.700%, 04/01/13	1,060	1,113
Rent-A-Center
6.625%, 11/15/20 (A)	416	410
Reynolds Group
6.875%, 02/15/21 (A)	185	186
Volkswagen International Finance
0.757%, 04/01/14 (A) (B)	475	475

		3,162

34	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 0.9%
Anheuser-Busch InBev Worldwide
0.854%, 01/27/14 (B)	$500	$504
Archer-Daniels-Midland
0.472%, 08/13/12 (B)	500	500
Coca-Cola Enterprises
0.614%, 02/18/14 (B)	600	600

		1,604

Energy — 0.3%
Energy Transfer Equity
7.500%, 10/15/20	500	544

Financials — 14.1%
Ally Financial
0.309%, 12/19/12 (B)	1,250	1,251
Bank of America MTN
0.490%, 06/22/12 (B)	1,500	1,505
Bank of Nova Scotia
0.562%, 08/09/12 (B)	650	650
Caterpillar Financial Services
0.594%, 04/01/14 (B)	500	501
Citigroup
0.838%, 08/25/36 (B)	1,500	1,122
Citigroup Funding
0.618%, 04/30/12 (B)	375	377
0.246%, 06/03/11 (B)	375	375
General Electric Capital MTN
0.309%, 12/21/12 (B)	5,150	5,159
ILFC E-Capital Trust I
5.970%, 12/21/65 (A) (B)	1,000	832
JPMorgan Chase Capital XXI, Ser U
1.254%, 02/02/37 (B)	1,300	1,081
Mellon Funding
0.463%, 05/15/14 (B)	900	895
Merrill Lynch
1.069%, 09/15/36 (B)	700	551
Metropolitan Life Global Funding I
1.053%, 01/10/14 (A) (B)	500	503
Monumental Global Funding III
0.503%, 01/15/14 (A) (B)	900	867
Morgan Stanley
1.903%, 01/24/14 (B)	500	510
0.592%, 02/10/12 (B)	1,150	1,154
0.553%, 01/09/12 (B)	400	400
New York Life Global Funding
0.434%, 06/16/11 (A) (B)	1,000	1,000
Realogy
7.875%, 02/15/19 (A)	116	115
State Street
0.659%, 03/07/14 (B)	421	419
0.404%, 04/30/12 (B)	615	615
State Street Bank and Trust
0.510%, 09/15/11 (B)	960	961

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

State Street Capital Trust IV
1.310%, 06/15/37 (B)	$375	$310
Unitrin
6.000%, 05/15/17	670	690
Wells Fargo
0.393%, 01/24/12 (B)	355	355
Western Union
5.400%, 11/17/11	1,175	1,210
0.889%, 03/07/13 (B)	485	485

		23,893

Health Care — 0.6%
American Renal Holdings
8.375%, 05/15/18	250	264
Sanofi-Aventis
0.618%, 03/28/14 (B)	750	752

		1,016

Industrials — 0.3%
Continental Airlines, Ser 061G
0.646%, 06/02/13 (B)	569	538

Materials — 0.7%
E.I. Du Pont de Nemours
0.728%, 03/25/14 (B)	705	707
Packaging Dynamics
8.750%, 02/01/16 (A)	500	511

		1,218

Telecommunication Services — 1.2%
MetroPCS Wireless
6.625%, 11/15/20	400	400
Telecom Italia Capital
0.913%, 07/18/11 (B)	550	550
Verizon Communications
0.919%, 03/28/14 (B)	450	452
Vodafone Group PLC
0.591%, 02/27/12 (B)	650	651

		2,053

Utilities — 0.6%
Calpine
7.500%, 02/15/21 (A)	375	388
Southern, Ser A
5.300%, 01/15/12	665	689

		1,077

Total Corporate Obligations (Cost $35,925) ($ Thousands)		35,105

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	35

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 17.3%

Automotive — 7.4%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	$750	$760
Ally Auto Receivables Trust, Ser 2009-A, Cl A4
3.000%, 10/15/15 (A)	495	511
Ally Auto Receivables Trust, Ser 2010-4, Cl A2
0.710%, 02/15/13	165	165
Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	420	420
Americredit Prime Automobile Receivable, Ser 2007-1, Cl D
5.620%, 09/08/14	775	796
Americredit Prime Automobile Receivable, Ser 2009-1, Cl A3
2.210%, 01/15/14	430	435
Bank of America Auto Trust, Ser 2009-2A, Cl A4
3.030%, 10/15/16 (A)	345	355
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	700	704
Carmax Auto Owner Trust, Ser 2007-1, Cl C
5.530%, 07/15/13	190	190
CarMax Auto Owner Trust, Ser 2010-3, Cl A3
0.990%, 02/17/15	315	313
CarMax Auto Owner Trust, Ser 2011-1, Cl A2
0.720%, 11/15/13	210	210
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A2
0.690%, 01/08/13	345	345
Daimler Chrysler Auto Trust, Ser 2007-A, Cl A4
5.280%, 03/08/13	120	123
Ford Credit Auto Lease Trust, Ser 2010-B, Cl A2
0.750%, 10/15/12 (A)	500	500
Ford Credit Auto Owner Trust, Ser 2007-A, Cl C
5.800%, 02/15/13	515	535
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A3
2.790%, 08/15/13	349	354
Ford Credit Auto Owner Trust, Ser 2011-A
0.620%, 07/15/13	350	350

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Harley-Davidson Motorcycle Trust, Ser 2006-3, Cl A4
5.220%, 06/15/13	$333	$337
Harley-Davidson Motorcycle Trust, Ser 2009-2
2.620%, 03/15/14	454	458
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A2
0.830%, 11/15/13	455	455
Hertz Vehicle Financing, Ser 2009-2A, Cl A1
4.260%, 03/25/14 (A)	300	314
Honda Auto Receivables Owner Trust, Ser 2010-3, Cl A2
0.530%, 01/21/13	500	500
Honda Auto Receivables Owner Trust, Ser 2011-1, Cl A2
0.650%, 06/17/13	275	275
Hyundai Auto Receivables Trust, Ser 2011-A
0.690%, 11/15/13	310	310
Navistar Financial Owner Trust, Ser 2010-A, Cl A3
1.990%, 01/21/14 (A)	650	657
Nissan Auto Lease Trust, Ser 2010-B, Cl A2
0.900%, 05/15/13	415	416
Santander Drive Auto Receivables Trust, Ser 2010-3, Cl A2
0.930%, 06/17/13	255	255
Wachovia Auto Owner Trust, Ser 2008- A, Cl A4B
1.403%, 03/20/14 (B)	650	655
World Omni Auto Receivables Trust, Ser 2011-A, Cl A2
0.640%, 11/15/13	405	405
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	350	351
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A2
1.020%, 01/16/12	184	184

		12,638

Credit Cards — 4.2%
Capital One Multi-Asset Execution Trust, Ser 2005-A7, Cl A7
4.700%, 06/15/15	466	490
Capital One Multi-Asset Execution Trust, Ser 2006-A10, Cl A10
5.150%, 06/16/14	490	499
Chase Issuance Trust, Ser 2009-A3, Cl A3
2.400%, 06/17/13	480	482

36	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citibank Credit Card Issuance Trust, Ser 2007-B5, Cl B5
0.873%, 11/07/14 (B)	$1,100	$1,098
Discover Card Master Trust, Ser 2009- A1, Cl A1
1.560%, 12/15/14 (B)	515	522
Discover Card Master Trust, Ser 2009- A2, Cl A
1.560%, 02/17/15 (B)	650	659
GE Capital Credit Card Master Note Trust, Ser 2007-4, Cl B
0.455%, 06/15/15 (B)	1,150	1,137
GE Capital Credit Card Master Note Trust, Ser 2009-1, Cl A
2.355%, 04/15/15 (B)	550	560
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A
2.540%, 09/15/14	635	640
MBNA Master Credit Card Trust, Ser 1997-B, Cl B
0.605%, 08/15/14 (B)	1,000	994

		7,081

Mortgage Related Securities — 0.1%
New Century Home Equity Loan Trust, Ser 2005-1, Cl A1MZ
0.539%, 03/25/35 (B)	35	31
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	285	152

		183

Other Asset-Backed Securities — 5.6%
Ally Master Owner Trust, Ser 2010-1, Cl A
2.010%, 01/15/15 (A) (B)	650	662
Babson CLO, Ser 2007-1A, Cl A1
0.514%, 01/18/21 (A) (B)	1,060	982
CIT Equipment Collateral, Ser 2009-VT1
3.070%, 08/15/16 (A)	229	231
CNH Equipment Trust, Ser 2009-B
5.170%, 10/15/14	485	505
CNH Equipment Trust, Ser 2010-C, Cl A2
0.830%, 04/15/13	330	330
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (A)	2,200	2,238
Ford Credit Floorplan Master Owner Trust, Ser 2010-1
2.505%, 12/15/14 (A) (B)	485	497
1.905%, 12/15/14 (A) (B)	550	560

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GE Dealer Floorplan Master Note Trust, Ser 2009-2A, Cl A
1.803%, 10/20/14 (A) (B)	$500	$507
GE Equipment Midticket, Ser 2010-1
0.610%, 01/14/13 (A)	650	650
Katonah, Ser 2005-7A, Cl B
0.733%, 11/15/17 (A) (B)	700	552
Marriott Vacation Club Owner Trust, Ser 2006-2A, Cl A
5.362%, 10/20/28 (A)	59	61
Marriott Vacation Club Owner Trust, Ser 2007-1A, Cl D
6.135%, 05/20/29 (A)	411	351
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.403%, 10/25/16 (B)	436	442
SLM Student Loan Trust, Ser 2011-1, CI A1
0.781%, 03/25/26 (B)	600	601
Triton Container Finance LLC, Ser 2006-1A, Cl N
0.420%, 11/26/21 (A) (B)	425	402

		9,571

Total Asset-Backed Securities (Cost $29,882) ($ Thousands)		29,473

U.S. GOVERNMENT AGENCY OBLIGATIONS — 13.7%
FHLB
5.375%, 08/19/11	3,575	3,647
1.375%, 05/16/11	7,000	7,011
0.760%, 07/19/11	5,000	5,010
0.450%, 03/06/12	1,000	1,000
FHLMC
2.750%, 04/11/11	1,813	1,814
FNMA
5.125%, 04/15/11	750	752
1.375%, 04/28/11	1,560	1,562
0.383%, 07/12/11 (C)	2,500	2,497

Total U.S. Government Agency Obligations (Cost $23,270) ($ Thousands)		23,293

MORTGAGE-BACKED SECURITIES — 10.7%

Agency Mortgage-Backed Obligations — 5.9%
FHLMC
6.000%, 09/01/26	431	471
FNMA
6.500%, 09/01/26	270	300
6.000%, 01/01/27	1,068	1,162
5.000%, 02/01/23 to 03/01/25	814	868
FNMA TBA
6.500%, 04/30/37	2,500	2,802
6.000%, 12/01/20 to 11/01/26	2,470	2,690

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	37

SCHEDULE OF INVESTMENTS (Unaudited)

Enhanced Income Fund (Concluded)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.709%, 10/07/20 (B)	$717	$718
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.709%, 01/08/20 (B)	309	310
NCUA Guaranteed Notes CMO, Ser 2011-R3
0.672%, 03/11/20 (B)	316	316
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.722%, 03/06/20 (B)	416	416

		10,053

Non-Agency Mortgage-Backed Obligations — 4.8%
American Tower Trust, Ser 1A, Cl D
5.957%, 04/15/37 (A)	625	660
Banc of America Mortgage Securities, Ser 2004-J, Cl 2A1
3.165%, 11/25/34 (B)	206	191
Banc of America Mortgage Securities, Ser 2005-C, Cl 2A2
2.987%, 04/25/35 (B)	626	543
Banc of America Mortgage Securities, Ser 2005-I, Cl 2A1
3.230%, 10/25/35 (B)	442	363
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A2
0.523%, 12/25/36 (A) (B)	411	246
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
2.987%, 09/25/34 (B)	138	125
Commercial Mortgage Pass-Through Certificates, Ser 2006-FL12, Cl A2
0.353%, 12/15/20 (A) (B)	613	600
GE Business Loan Trust, Ser 2003-2A, Cl B
1.253%, 11/15/31 (A) (B)	71	58
GE Business Loan Trust, Ser 2004-2A, Cl B
0.733%, 12/15/32 (A) (B)	78	64
GE Business Loan Trust, Ser 2004-2A, Cl A
0.473%, 12/15/32 (A) (B)	105	94
Greenwich Capital Commercial Funding, Ser 2006-FL4A, Cl C
0.490%, 11/15/21 (A) (B)	810	752
Impac CMB Trust, Ser 2005-1, Cl 1A1
0.770%, 04/25/35 (B)	302	245
JPMorgan Mortgage Trust, Ser 2006- A6, Cl 4A1
2.942%, 10/25/36 (B)	760	614

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Merrill Lynch Mortgage Investors, Ser 2005-A1, Cl 1A
3.067%, 12/25/34 (B)	$290	$241
MortgageIT Trust, Ser 2005-5, Cl A1
0.510%, 12/25/35 (B)	956	724
Prudential Commercial Mortgage Trust, Ser 2003-PWR1, Cl A1
3.669%, 02/11/36	395	396
Sequoia Mortgage Trust, Ser 2004-10, Cl A2
0.573%, 11/20/34 (B)	225	199
Sequoia Mortgage Trust, Ser 2004-11, Cl A1
0.553%, 12/20/34 (B)	180	165
Sequoia Mortgage Trust, Ser 2005-2, Cl A1
0.474%, 03/20/35 (B)	101	85
Washington Mutual Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
2.568%, 03/25/37 (B)	431	344
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.747%, 01/25/35 (B)	450	411
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.740%, 02/25/35 (B)	548	494
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR2, Cl 2A2
2.744%, 03/25/35 (B)	465	419

		8,033

Total Mortgage-Backed Securities (Cost $18,848) ($ Thousands)		18,086

U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Inflation Indexed Bonds
2.000%, 04/15/12	4,553	4,760

U.S. Treasury Notes
0.875%, 02/29/12	3,500	3,517

Total U.S. Treasury Obligations (Cost $8,269) ($ Thousands)		8,277

COMMON STOCK — 0.0%
JHT Holding*	4,002	—

Total Common Stock (Cost $—) ($ Thousands)		—

38	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**	4,609,469	$4,609

Total Cash Equivalent (Cost $4,609) ($ Thousands)		4,609

REPURCHASE AGREEMENT (G) — 5.9%
Bank of America 0.150%, dated 03/31/11, to be repurchased on 04/01/11, repurchase price $10,100,042 (collateralized by a FNMA obligation, par value $10,061,653, 4.500%, 02/01/2041; total market value $10,264,333)	$10,100	10,100

Total Repurchase Agreement (Cost $10,100) ($ Thousands)		10,100

Total Investments — 102.9% (Cost $177,678)($ Thousands)		$174,991

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(24)	Jun-2011	$(4)
U.S. 2-Year Treasury Note	(31)	Jul-2011	(2)
U.S. 5-Year Treasury Note	(5)	Jul-2011	(1)

			$(7)

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on a Net Assets of $170,141 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Securities considered illiquid and restricted. The total market value of such securities as of March 31, 2011 was $13 ($ Thousands) and represented 0.00% of Net Assets.

(E)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2011 was $ 13 ($ Thousands) and represented 0.00% of Net Assets.

(F)	Security in default on interest payments.

(G)	Tri-Party Repurchase Agreement

(H)	Unsettled Bank Loan. Interest rate not available.

(I)	Unfunded Bank Loan. Interest rate not available.

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

Ltd — Limited

LLC — Limited Liability Company

LOC — Line of Credit

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

Ser — Series

TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Loan Participations	$—	$46,035	$13	$46,048
Corporate Obligations	—	35,105	—	35,105
Asset-Backed Securities	—	28,605	868	29,473
U.S. Government Agency
Obligations	—	23,293	—	23,293
Mortgage-Backed Securities	—	18,086	—	18,086
U.S. Treasury Obligations	—	8,277	—	8,277
Common Stock	—	—	—	—
Cash Equivalent	4,609	—	—	4,609
Repurchase Agreement	—	10,100	—	10,100

Total Investments in Securities	$4,609	$169,501	$881	$174,991

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(7)	$—	$—	$(7)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Asset-Backed Securities	Loan Participations
Beginning balance as of October 1, 2010	$509	$339
Accrued discounts/premiums	—	(5)
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	43	(21)
Net purchases/sales	316	—
Net transfer in and/or out of Level 3	—	(300)

Ending balance as of March 31, 2011	$868	$13

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$43	$(21)

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	39

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 50.5%

Agency Mortgage-Backed Obligations — 37.8%
FHLMC TBA
4.500%, 05/12/39	$11,300	$11,443
4.000%, 04/15/41	300	295
3.500%, 04/15/26 to 04/01/41	5,885	5,706
FHLMC
7.500%, 11/01/29 to 09/01/32	1,293	1,499
7.000%, 12/01/11 to 01/01/32	267	305
6.500%, 06/01/17 to 07/01/34	2,766	3,038
6.000%, 03/01/20 to 10/01/38	18,714	20,493
5.500%, 03/01/14 to 03/01/38	21,875	23,609
5.000%, 10/01/18 to 04/01/41	53,100	55,881
4.500%, 04/01/35 to 02/01/41	27,597	28,225
4.000%, 04/01/19 to 01/01/41	6,156	6,078
3.500%, 12/01/25	9,314	9,356
0.210%, 07/06/11 (A)	7,160	7,156
0.180%, 05/09/11 (A)	915	915
0.230%, 12/01/11 (A)	3,180	3,176
FHLMC ARM (B)
6.429%, 11/01/37	4	4
6.130%, 06/01/37	119	128
6.055%, 11/01/36	608	657
5.994%, 10/01/37	934	1,007
5.979%, 06/01/38	792	855
5.942%, 01/01/37	912	985
5.935%, 06/01/36	462	494
5.889%, 03/01/37	86	93
5.868%, 12/01/36	613	662
5.765%, 07/01/38	1,623	1,747
5.698%, 03/01/36	188	201

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.662%, 03/01/36	$232	$249
5.560%, 10/01/38	234	251
FHLMC CMO, Ser 1988-1, Cl Z
9.300%, 04/15/19	86	96
FHLMC CMO, Ser 1997-1983, Cl Z
6.500%, 12/15/23	1,603	1,768
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	972	1,099
FHLMC CMO, Ser 2001-2277, Cl B
7.500%, 01/15/31	290	326
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	2,606	2,850
FHLMC CMO, Ser 2002-2479, Cl PG
6.000%, 08/15/32	728	792
FHLMC CMO, Ser 2002-48, Cl 1A
6.465%, 07/25/33 (B)	20	24
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	239	282
FHLMC CMO, Ser 2004-2727, Cl PW
3.570%, 06/15/29	37	38
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	310	366
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	334	393
FHLMC CMO, Ser 2005-2945, Cl SA
11.835%, 03/15/20 (B)	2,260	2,603
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	1,166	1,277
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	473	503
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	225	241
FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	357	373
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	746	777
FHLMC CMO, Ser 2010-3626, Cl MB
5.000%, 03/15/32	382	409
FHLMC CMO, Ser 2010-3632, Cl PK
5.000%, 02/15/40	4,362	4,691
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	437	449
FHLMC CMO, Ser 2010-3738, Cl BP
4.000%, 12/15/38	400	387
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	1,621	1,672
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	3,370	3,515
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2009- K003, Cl AAB
4.768%, 05/25/18	857	904

40	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC Multifamily Structured Pass-Through Certificates, Ser 2010- K005, Cl A2
4.317%, 11/25/19	$693	$699
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2010- K007, Cl A1
3.342%, 12/25/19	887	892
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2010- K008, Cl A1
2.746%, 12/25/19	1,250	1,222
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011- K010, Cl A1
3.320%, 07/25/20	2,112	2,122
FHLMC Multifamily Structured Pass-Through Certificates, Ser K006, IO
1.073%, 01/25/20 (B)	2,749	183
FHLMC Multifamily Structured Pass-Through Certificates, Ser K007, Cl X1, IO
1.244%, 04/25/20 (B)	5,379	406
FHLMC Multifamily Structured Pass-Through Certificates, Ser K008, Cl X1, IO
1.687%, 06/25/20 (B)	6,750	681
FHLMC Multifamily Structured Pass-Through Certificates, Ser K009, Cl X1, IO
1.521%, 08/25/20 (B)	3,159	289
FNMA TBA
6.000%, 04/01/32 to 04/25/41	24,680	26,841
5.500%, 04/30/35 to 04/30/35	33,700	35,990
5.000%, 04/30/37 to 05/01/38	51,665	53,964
4.500%, 04/14/33	13,300	13,535
4.000%, 05/01/39 to 04/01/41	7,175	7,056
3.500%, 04/15/26 to 04/01/41	19,085	19,015
FNMA
7.000%, 09/01/26 to 01/01/39	4,175	4,801
6.500%, 05/01/17 to 10/01/36	3,756	4,205
6.000%, 10/01/19 to 07/01/37	65,462	71,884
5.500%, 06/01/14 to 05/01/39	32,931	35,455
5.000%, 01/01/20 to 04/01/41	29,813	31,361
4.500%, 11/01/19 to 04/01/38	18,874	19,677
4.000%, 08/01/20 to 10/01/40	8,724	8,691
3.500%, 11/01/30 to 02/01/41	45,822	44,572
FNMA ARM (B)
6.342%, 10/01/36	149	160
6.277%, 09/01/37	209	228
6.124%, 12/01/36	206	223
6.063%, 11/01/37	210	225
6.048%, 10/01/37	462	497

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.042%, 09/01/37	$112	$120
6.038%, 10/01/37	122	131
6.028%, 01/01/37	325	351
6.016%, 07/01/37	239	257
5.977%, 04/01/37	293	316
5.957%, 01/01/37	443	478
5.936%, 03/01/37	239	258
5.917%, 07/01/37	401	432
5.879%, 09/01/37	176	191
5.878%, 02/01/37	236	255
5.857%, 09/01/37	414	445
5.689%, 10/01/37	191	205
5.531%, 02/01/39	524	563
2.315%, 11/01/35	710	729
2.300%, 11/01/35	713	731
2.294%, 10/01/35	5,183	5,316
2.289%, 11/01/35	748	766
2.281%, 11/01/35	2,792	2,861
2.276%, 11/01/35	833	853
2.263%, 11/01/35	833	854
2.258%, 10/01/35	3,718	3,807
2.254%, 10/01/35	451	464
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	12,392	2,729
FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	1,821	1,966
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	4,413	4,928
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	238	271
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	896	984
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	5,300	5,761
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	388	424
FNMA CMO, Ser 2006-112, Cl ST, IO
6.451%, 11/25/36 (B)	10,386	1,572
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	3	3
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	1,735	1,872
FNMA CMO, Ser 2008-22, Cl SI, IO
6.181%, 03/25/37 (B)	12,746	1,551
FNMA CMO, Ser 2009-100, Cl PN
5.000%, 11/25/39	1,166	1,238
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	2,183	2,379
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	1,330	1,400
FNMA CMO, Ser 2009-110, Cl DA
4.500%, 01/25/40	855	887

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	41

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	$1,339	$1,368
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	2,219	2,297
FNMA CMO, Ser 2009-71, Cl JT
6.000%, 06/25/36	518	565
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	1,397	1,498
FNMA CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/37 (A)	7,724	6,728
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	948	965
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	1,437	1,429
FNMA CMO, Ser 2010-15, Cl KA
4.000%, 03/25/39	1,011	1,043
FNMA CMO, Ser 2010-54, Cl EA
4.500%, 06/25/40	2,412	2,505
FNMA CMO, Ser 2010-58, Cl MA
5.500%, 12/25/38	2,429	2,588
FNMA CMO, Ser 2010-9, Cl MB
5.000%, 05/25/32	316	338
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (B)	3,359	3,382
FNMA CMO, Ser 2010-M3, Cl A2
4.450%, 09/25/19	467	479
FNMA Grantor Trust CMO, Ser 2001- T7, Cl A1
7.500%, 02/25/41	222	256
FNMA Grantor Trust CMO, Ser 2002- T16, Cl A3
7.500%, 07/25/42	184	216
FNMA Grantor Trust CMO, Ser 2002- T6, Cl A2
7.500%, 10/25/41	332	375
GNMA TBA
6.000%, 04/28/36	100	109
5.500%, 04/22/34 to 04/01/38	6,800	7,361
5.000%, 04/01/38 to 04/01/40	4,600	4,878
4.500%, 04/01/39 to 05/01/39	28,000	28,797
4.000%, 04/01/40 to 05/15/41	15,404	15,403
3.500%, 04/15/41 to 06/15/41	25,724	24,581
GNMA
8.000%, 11/15/29 to 09/15/30	101	119
7.500%, 03/15/29 to 01/15/32	263	307
7.000%, 08/15/13	31	33
6.500%, 04/15/26 to 09/15/35	9,370	10,649
6.000%, 03/15/14 to 10/15/35	14,554	16,092
5.000%, 07/20/40 to 11/20/40	6,753	7,176
3.500%, 10/20/40 to 03/20/41	6,618	6,311
GNMA ARM (B)
3.500%, 01/20/41	840	865
3.000%, 02/20/41	448	451

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	$400	$438
GNMA CMO, Ser 2005-13, Cl SD, IO
6.546%, 02/20/35 (B)	518	82
GNMA CMO, Ser 2005-78, Cl A
5.000%, 07/16/33	4,456	4,771
GNMA CMO, Ser 2005-81, Cl SD, IO
6.046%, 12/20/34 (B)	851	94
GNMA CMO, Ser 2005-82, Cl NS, IO
6.046%, 07/20/34 (B)	556	67
GNMA CMO, Ser 2006-47, Cl SA, IO
6.546%, 08/16/36 (B)	1,321	210
GNMA CMO, Ser 2008-60, Cl SH, IO
5.897%, 07/16/38 (B)	501	63
GNMA CMO, Ser 2009-10, Cl ST, IO
6.197%, 03/16/34 (B)	534	59
GNMA CMO, Ser 2009-35, Cl SP, IO
6.146%, 05/16/37 (B)	1,225	147
GNMA CMO, Ser 2009-61, Cl WQ, IO
5.996%, 11/16/35 (B)	1,386	201
GNMA CMO, Ser 2009-87, Cl KI, IO
6.046%, 09/20/35 (B)	596	71
GNMA CMO, Ser 2009-87, Cl TS, IO
5.847%, 07/20/35 (B)	1,195	148
GNMA CMO, Ser 2009-87, Cl SI, IO
6.496%, 02/20/35 (B)	649	85
GNMA CMO, Ser 2010-14, Cl SH, IO
5.747%, 02/16/40 (B)	725	98
GNMA CMO, Ser 2010-14, Cl SA, IO
7.747%, 12/20/32 (B)	640	83
GNMA CMO, Ser 2010-14, Cl SC, IO
4.540%, 08/20/35 (B)	1,150	153
GNMA CMO, Ser 2010-4, Cl NS, IO
6.136%, 01/16/40 (B)	22,161	2,809
GNMA CMO, Ser 2010-47, Cl VS, IO
5.996%, 11/16/37 (B)	963	121
GNMA CMO, Ser 2010-47, Cl XN, IO
6.297%, 04/16/34 (B)	1,052	97
GNMA CMO, Ser 2010-87, Cl SK, IO
6.247%, 07/16/40 (B)	1,808	279
GNMA CMO, Ser 2010-H27, Cl FA
0.640%, 12/20/60 (B)	2,090	2,078
GNMA CMO, Ser 2010-H28, Cl FE
0.660%, 12/20/60 (B)	1,364	1,355
GNMA CMO, Ser 2011-40, IO
5.870%, 02/16/36 (B)	2,400	359
GNMA CMO, Ser 2011-H08, Cl FG
0.740%, 03/20/61 (B)	1,300	1,297
GNMA CMO, Ser 2011-H09, Cl AF
0.781%, 03/20/61 (B)	900	900
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl A2
2.900%, 10/29/20	2,600	2,531

42	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	$969	$953
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.629%, 11/06/17 (B)	3,698	3,699
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.729%, 11/05/20 (B)	1,936	1,934

		817,911

Non-Agency Mortgage-Backed Obligations — 12.7%
American Home Mortgage Assets, Ser 2007-2, Cl A1
0.375%, 03/25/47 (B)	8,337	4,994
American Home Mortgage Investment Trust, Ser 2005-1, Cl 6A
2.465%, 06/25/45 (B)	3,907	3,296
American Home Mortgage Investment Trust, Ser 2005-4, Cl 5A
2.215%, 11/25/45 (B)	3,562	2,846
Americold Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (C)	1,198	1,214
Asset Securitization, Ser 1996-D3, Cl A2
7.046%, 10/13/26 (B)	154	156
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	414	426
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	4,000	4,200
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	225	232
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	315	318
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (B)	3,280	3,500
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/45	1,657	1,753
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (B)	600	649

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	$1,951	$2,053
Banc of America Commercial Mortgage, Ser 2007-3, Cl A3
5.658%, 06/10/49 (B)	1,360	1,423
Banc of America Funding, Ser 2003-1, Cl A1
6.000%, 05/20/33	25	26
Banc of America Funding, Ser 2005-B, Cl 2A1
3.033%, 04/20/35 (B)	4,098	3,332
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 24A
5.280%, 05/25/34 (B)	2,335	2,228
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	18	18
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (B)	537	554
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	129	134
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (B)	94	96
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	471	480
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.144%, 10/12/42 (B)	3,875	4,174
Chase Mortgage Finance, Ser 2005-A1, Cl 2A3
2.948%, 12/25/35 (B)	12,400	10,776
Citigroup, Ser 2005-CD1, Cl AM
5.222%, 07/15/44 (B)	624	660
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (B)	1,267	1,327
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB4A, Cl A5
4.840%, 10/15/37	1,142	1,202
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (C)	61	61
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl B
6.304%, 07/16/34 (C)	826	830
Countrywide Alternative Loan Trust, Ser 2003-20CB, Cl 1A1
5.500%, 10/25/33	1,159	1,197

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	43

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Alternative Loan Trust, Ser 2004-J1, Cl 1A1
6.000%, 02/25/34	$335	$344
Countrywide Alternative Loan Trust, Ser 2005-27, Cl 3A2
1.392%, 08/25/35 (B)	455	250
Countrywide Alternative Loan Trust, Ser 2005-59, Cl 1A1
0.591%, 11/20/35 (B)	4,389	2,730
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-R3, Cl AF
0.650%, 09/25/35 (B) (C)	3,595	3,217
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	169	176
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (B)	528	547
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl B
4.723%, 03/15/35	298	309
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	450	460
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.659%, 03/15/39 (B)	399	429
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
5.826%, 06/15/38 (B)	620	671
Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	1,850	1,942
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A2
5.448%, 01/15/49 (B)	449	455
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	1,007	1,043
CS First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	894	933
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.756%, 10/25/33 (B)	2,990	2,678
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	501	513
CS First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	703	738

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

DBUBS Mortgage Trust, Ser 2011- LC1A, Cl A1
3.742%, 11/10/46 (C)	$1,192	$1,208
Deutsche Mortgage Securities, Ser 2004-4, Cl 7AR2
0.700%, 06/20/34 (B)	788	682
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (C)	1,675	1,732
Downey Savings & Loan Association Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.654%, 11/19/44 (B)	2,155	819
Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (C)	462	454
FFCA Secured Lending, Ser 1999-1A, Cl M18, IO
0.860%, 09/18/25 (B) (C)	478	3
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	540	552
Fund America Investors II, Ser 1993-A, Cl A2
4.742%, 06/25/23 (B)	146	142
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (B) (C)	4,829	5,092
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	4,616	4,762
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	10,500	10,929
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	97	97
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	136	136
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.487%, 05/10/40 (B)	233	243
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl B
5.487%, 05/10/40 (B)	531	562
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	352	375
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (B)	1,052	1,122

44	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Greenwich Capital Commercial Funding, Ser 2003-C1, Cl B
4.229%, 07/05/35	$372	$383
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (B) (D)	3,890	4,164
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (B)	322	327
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A5
4.883%, 06/10/36	235	236
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	4,126	4,262
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (B)	1,584	1,687
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.883%, 08/10/09 (B) (D)	10,137	11,090
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	8,645	9,150
GS Mortgage Securities II, Ser 2001- GL3A, Cl A2
6.449%, 08/15/18 (B) (C)	155	158
GS Mortgage Securities II, Ser 2005- GG4, Cl AABA
4.680%, 07/10/39	273	284
GS Mortgage Securities II, Ser 2005- GG4, Cl A4A
4.751%, 07/10/39 (D)	1,232	1,296
GS Mortgage Securities II, Ser 2006- GG6, Cl A4
5.553%, 04/10/38 (B)	1,021	1,095
GS Mortgage Securities II, Ser 2010- C2, Cl A2
5.162%, 12/10/43 (B) (C)	518	538
GS Mortgage Securities II, Ser 2010- C2, Cl A1
3.849%, 12/10/43 (C)	654	663
GS Mortgage Securities, Ser 2001-GC3, Cl A2
3.645%, 03/10/44	678	681
GS Mortgage Securities, Ser 2001-GC3, Cl A4
4.753%, 03/10/44	470	473
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/27 (B) (C)	59	60
GSR Mortgage Loan Trust, Ser 2003- 13, Cl 1A1
4.459%, 10/25/33 (B)	2,009	2,052

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GSR Mortgage Loan Trust, Ser 2005- AR4, Cl 3A5
2.889%, 07/25/35 (B)	$7,000	$5,381
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (C)	1,541	1,564
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.600%, 08/25/36 (B)	743	657
Indymac INDA Mortgage Loan Trust, Ser 2007-AR7, Cl 1A1
5.861%, 11/01/37 (B)	1,235	1,024
Indymac Index Mortgage Loan Trust, Ser 2007-AR15, Cl 2A1
5.160%, 08/25/37 (B)	7,098	4,609
JPMorgan Alternative Loan Trust, Ser 2006-A7, Cl 2A6
5.750%, 12/25/36 (B)	12,253	5,305
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (B)	306	307
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	1,683	1,690
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A3
6.465%, 11/15/35	398	403
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C1, Cl A3
5.376%, 07/12/37	335	347
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	462	482
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (B)	144	150
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (B)	456	468
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	394	411
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	284	290

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	45

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	$127	$130
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 11/12/08 (B)	424	451
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A2
5.108%, 06/12/41 (B)	313	313
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	498	524
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.280%, 01/12/43 (B)	668	712
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	216	223
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (B)	215	228
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.179%, 12/15/44 (B)	401	430
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/44 (B)	577	612
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	296	304
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	301	315
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl ASB
5.818%, 06/15/49 (B)	627	663
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (B)	1,375	1,472

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3S
5.317%, 01/15/49	$1,034	$1,052
JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (C)	1,308	1,410
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (C)	1,853	1,896
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (C)	1,219	1,170
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A4
4.717%, 02/15/46 (C)	956	959
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.717%, 08/15/32 (B)	67	67
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.918%, 07/15/44 (B)	303	319
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A4
5.928%, 07/15/44 (B)	781	836
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	270	280
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	163	167
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A5
4.853%, 09/15/31	1,388	1,443
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	294	304
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A4
4.742%, 02/15/30	297	312
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	884	904
LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl A4
4.954%, 09/15/30	678	724
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	138	145

46	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	$80	$82
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	1,151	1,204
Master Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/34 (C)	3,294	3,199
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	1,256	1,304
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.273%, 02/25/34 (B)	2,244	2,186
Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (B)	371	375
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.241%, 11/12/37 (B)	523	562
Merrill Lynch Mortgage Trust, Ser 2005-MCP1, Cl A4
4.747%, 06/12/43 (B)	2,480	2,626
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (B)	7,000	7,346
MLCC Mortgage Investors, Ser 2004-B, Cl A3
2.190%, 05/25/29 (B)	704	713
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	886	906
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	229	236
Morgan Stanley Capital I, Ser 2004-T15, Cl A3
5.030%, 06/13/41	163	167
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	169	176
Morgan Stanley Capital I, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/42	3,146	3,354
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.179%, 11/14/42 (B)	114	119
Morgan Stanley Capital I, Ser 2005-T17, Cl A4
4.520%, 12/13/41	72	73
Morgan Stanley Capital I, Ser 2006-HQ8, Cl AM
5.451%, 03/12/44 (B)	315	333

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2006-HQ9, Cl A4
5.731%, 07/12/44 (B)	$2,280	$2,493
Morgan Stanley Capital I, Ser 2006-IQ12, Cl ANM
5.310%, 12/15/43	738	743
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (B)	2,500	2,664
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	272	281
Morgan Stanley Capital I, Ser 2007-IQ14, Cl AAB
5.654%, 04/15/49 (B)	197	207
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/49 (B)	4,200	4,425
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	374	376
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	226	235
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	248	259
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	208	218
Morgan Stanley Mortgage Loan Trust, Ser 2007-6XS, Cl 2A1S
0.359%, 02/25/47 (B)	170	149
Nomura Asset Securities, Ser 1998-D6, Cl A2
6.553%, 03/15/30 (B)	921	1,001
Prudential Mortgage Capital Funding, Ser 2001-ROCK, Cl B
6.760%, 05/10/34	295	295
Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	406	411
Residential Asset Securitization Trust, Ser 2004-A6, Cl A1
5.000%, 08/25/19	559	558
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.785%, 12/25/34 (B)	945	940
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (B)	72	72

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	47

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 10/13/11	$4,385	$4,444
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	46	47
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (B)	263	267
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (B)	295	295
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.569%, 10/25/35 (B)	1,433	998
Structured Adjustable Rate Mortgage Loan Trust, Ser 2007-7, Cl 2AS2
5.171%, 08/25/15 (B)	8,831	5,359
Structured Asset Mortgage Investments, Ser 2006-AR8, Cl A1A
0.449%, 10/25/36 (B)	4,153	2,683
Structured Asset Securities, Ser 2005- 17, Cl 5A1
5.500%, 10/25/35	2,593	2,315
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	1,473	1,550
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	174	179
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (C)	104	105
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	583	590
Washington Mutual Mortgage Pass- Through Certificates, Ser 2003-MS1, Cl 1A
5.000%, 02/25/18	612	623
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR13, Cl A1A1
0.539%, 10/25/47 (B)	3,625	3,119
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR15, Cl A1A2
0.529%, 11/25/47 (B)	5,481	4,372

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Washington Mutual Mortgage Pass- Through Certificates, Ser 2005- AR16, Cl 1A4A
2.590%, 12/25/35 (B)	$12,955	$10,537
Washington Mutual Mortgage Pass- Through Certificates, Ser 2005-AR5, Cl A6
2.699%, 05/25/35 (B)	9,220	7,597
Washington Mutual Mortgage Pass- Through Certificates, Ser 2006- AR13, Cl 1A
1.172%, 10/25/46 (B)	3,586	2,401
Washington Mutual Mortgage Pass- Through Certificates, Ser 2007-OA6, Cl 1A
1.102%, 07/25/47 (B)	7,991	5,066
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.508%, 06/25/34 (B)	2,430	2,389

		275,776

Total Mortgage-Backed Securities (Cost $1,080,171) ($ Thousands)		1,093,687

CORPORATE OBLIGATIONS — 29.5%

Consumer Discretionary — 1.4%
Boyd Gaming
7.125%, 02/01/16 (D)	350	334
British Sky Broadcasting Group
9.500%, 11/15/18 (C)	392	517
Comcast
6.500%, 01/15/15	985	1,115
6.500%, 01/15/17	2,385	2,716
5.650%, 06/15/35	120	113
5.300%, 01/15/14 (D)	2,340	2,548
Comcast Cable Communications
8.375%, 03/15/13	1,234	1,391
COX Communications
5.450%, 12/15/14	450	497
Daimler Finance LLC
7.300%, 01/15/12	1,400	1,470
6.500%, 11/15/13	1,320	1,474
DIRECTV Holdings
6.000%, 08/15/40	950	910
5.000%, 03/01/21	590	592
3.500%, 03/01/16	885	887
DISH DBS
7.875%, 09/01/19	690	747
Echostar DBS
7.750%, 05/31/15	30	33
Inn of the Mountain Gods Resort & Casino
8.750%, 11/30/20 (C)	303	298
1.250%, 11/30/20 (C)	681	371

48	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MGM Mirage
7.625%, 01/15/17	$440	$415
NBC Universal
5.950%, 04/01/41 (C)	590	565
4.375%, 04/01/21 (C)	495	474
2.875%, 04/01/16 (C)	949	927
News America
6.650%, 11/15/37	180	189
6.200%, 12/15/34	65	65
6.150%, 03/01/37	1,215	1,204
6.150%, 02/15/41 (C)	290	288
Reynolds Group Issuer
7.750%, 10/15/16 (C)	490	518
7.125%, 04/15/19 (C)	240	246
6.875%, 02/15/21 (C) (D)	1,230	1,239
Station Casinos
7.750%, 08/15/16 (E)	1,495	—
Thomson Reuters
5.950%, 07/15/13	482	531
Time Warner
6.250%, 03/29/41	915	909
4.750%, 03/29/21	470	467
3.150%, 07/15/15	1,100	1,114
Time Warner Cable
8.750%, 02/14/19	210	262
8.250%, 04/01/19	2,095	2,552
6.550%, 05/01/37	1,645	1,674
5.875%, 11/15/40	1,000	940
4.125%, 02/15/21	240	224
Time Warner Entertainment
8.375%, 07/15/33	60	73
United Business Media
5.750%, 11/03/20 (C)	550	535

		31,424

Consumer Staples — 1.1%
Altria Group
10.200%, 02/06/39	480	681
9.250%, 08/06/19	1,250	1,631
Anheuser-Busch
5.050%, 10/15/16	940	1,019
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	2,570	3,162
5.375%, 11/15/14	255	281
5.375%, 01/15/20	1,360	1,460
5.000%, 04/15/20	560	585
4.125%, 01/15/15	1,310	1,384
Cencosud
5.500%, 01/20/21 (C)	625	616
CVS Caremark
9.350%, 01/10/23 (C)	3,330	3,449
Diageo Capital
4.828%, 07/15/20	2,430	2,512

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HJ Heinz
5.350%, 07/15/13	$510	$554
Kraft Foods
6.500%, 02/09/40	2,215	2, 366
5.375%, 02/10/20	2,120	2,238
Reynolds American
6.750%, 06/15/17	1,260	1,441
Wal-Mart Stores
5.625%, 04/01/40	1,350	1,376
5.000%, 10/25/40	145	135

		24,890

Energy — 2.8%
Anadarko Finance, Ser B
7.500%, 05/01/31	910	1,005
Anadarko Petroleum
6.375%, 09/15/17	1,377	1,516
Apache
6.000%, 09/15/13	2,570	2,843
Baker Hughes
7.500%, 11/15/18	1,960	2,447
BG Energy Capital
2.500%, 12/09/15 (C)	675	662
BP Capital Markets
5.250%, 11/07/13	1,790	1,936
4.742%, 03/11/21	1,175	1,177
3.875%, 03/10/15	210	218
3.125%, 03/10/12	240	245
Chesapeake Energy
6.625%, 08/15/20	30	32
6.500%, 08/15/17	275	297
Cie Generale de Geophysique-Veritas
7.750%, 05/15/17	110	116
CNOOC Finance 2011
4.250%, 01/26/21 (C)	905	883
Conoco Funding
7.250%, 10/15/31	50	61
ConocoPhillips
5.900%, 10/15/32	10	11
5.900%, 05/15/38	1,680	1,769
Consol Energy
8.250%, 04/01/20	660	732
El Paso
6.950%, 06/01/28	6,750	6,838
El Paso Pipeline Partners Operating
7.500%, 11/15/40	180	204
Encana
6.500%, 02/01/38	1,345	1,440
Energy Transfer Partners
9.000%, 04/15/19	515	651
6.700%, 07/01/18	1,250	1,416
Enterprise Products Operating
9.750%, 01/31/14	1,910	2,289
5.950%, 02/01/41	515	501

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	49

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Gazprom Via Gaz Capital
6.212%, 11/22/16 (C)	$220	$241
Hess
7.875%, 10/01/29	1,070	1,321
7.300%, 08/15/31	750	879
Husky Energy
7.250%, 12/15/19	559	662
5.900%, 06/15/14	472	523
Kerr-McGee
7.875%, 09/15/31	670	764
6.950%, 07/01/24	1,090	1,206
Kinder Morgan Energy Partners
7.125%, 03/15/12	70	74
6.375%, 03/01/41	900	908
6.000%, 02/01/17	505	562
5.850%, 09/15/12	130	138
5.000%, 12/15/13	720	778
Marathon Petroleum
6.500%, 03/01/41 (C)	900	909
Peabody Energy
6.500%, 09/15/20	380	408
Pemex Project Funding Master Trust
6.625%, 06/15/35 (D)	1,667	1,672
Petrobras International Finance
6.125%, 10/06/16	655	726
5.750%, 01/20/20	574	592
5.375%, 01/27/21	1,380	1,384
Petro-Canada
6.800%, 05/15/38	1,665	1,847
QEP Resources
6.875%, 03/01/21	650	682
Rockies Express Pipeline
3.900%, 04/15/15 (C)	1,393	1,379
SandRidge Energy
9.875%, 05/15/16 (C)	870	966
Schlumberger Oilfield UK
4.200%, 01/15/21 (C)	900	900
Shell International Finance BV
4.375%, 03/25/20	1,700	1,755
Southern Natural Gas
8.000%, 03/01/32 (F)	170	207
Southern Union
8.250%, 11/15/29	1,315	1,497
Suncor Energy
6.500%, 06/15/38	115	124
Tennessee Gas Pipeline
7.625%, 04/01/37	430	507
Total Capital
3.000%, 06/24/15	1,085	1,107
Total Capital Canada
1.625%, 01/28/14	635	647
Valero Energy
10.500%, 03/15/39	530	748

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Williams
7.875%, 09/01/21	$3,550	$4,418
7.750%, 06/15/31	1,392	1,653

		61,473

Financials — 15.8%
Achmea Hypotheekbank
3.200%, 11/03/14 (C)	2,575	2,667
Allstate
7.450%, 05/16/19	1,085	1,289
Ally Financial
2.510%, 12/01/14 (B)	2,234	2,167
American Express
7.250%, 05/20/14	120	137
6.800%, 09/01/66 (B)	2,010	2,050
American Express Credit MTN
5.125%, 08/25/14	1,505	1,623
American General Finance MTN
6.900%, 12/15/17	320	292
American Honda Finance MTN
3.875%, 09/21/20 (C)	1,065	1,031
American International Group
6.400%, 12/15/20	310	331
6.250%, 03/15/37	2,560	2,342
5.850%, 01/16/18	2,300	2,396
3.750%, 11/30/13 (C)	500	508
ASIF Global Financing XIX
4.900%, 01/17/13 (C)	390	408
Australia & New Zealand Banking Group
3.700%, 01/13/15 (C)	1,445	1,490
BAC Capital Trust XIV
5.630%, 03/15/12 (B)	130	100
BAC Capital Trust XV
1.110%, 06/01/56 (B)	5,715	3,953
Bank of America
7.375%, 05/15/14	2,015	2,276
6.500%, 08/01/16	3,375	3,735
6.000%, 09/01/17	920	986
5.875%, 01/05/21 (D)	440	459
5.750%, 12/01/17	1,470	1,549
5.625%, 07/01/20	1,120	1,150
5.420%, 03/15/17	4,400	4,492
4.500%, 04/01/15	180	187
3.625%, 03/17/16	2,205	2,174
Bank of Nova Scotia
1.450%, 07/26/13 (C)	2,225	2,230
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (C)	450	466
Barclays Bank
6.050%, 12/04/17 (C)	1,230	1,282
5.125%, 01/08/20	1,310	1,333
5.000%, 09/22/16	170	180
2.500%, 09/21/15 (C)	789	765

50	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Barnett Capital III
0.912%, 02/01/27 (B)	$425	$327
Bear Stearns
6.400%, 10/02/17	70	79
5.350%, 02/01/12	3,280	3,410
4.650%, 07/02/18	995	1,005
Berkshire Hathaway
3.200%, 02/11/15	950	978
Berkshire Hathaway Finance
5.400%, 05/15/18	830	914
BNP Paribas Home Loan
2.200%, 11/02/15 (C)	830	798
Boeing Capital
4.700%, 10/27/19	490	517
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/16 (C)	680	671
Canadian Imperial Bank of Commerce
2.750%, 01/27/16 (C)	2,290	2,293
Capital One Bank USA
8.800%, 07/15/19	855	1,075
CDP Financial
3.000%, 11/25/14 (C)	2,450	2,497
Chase Capital VI
0.929%, 08/01/28 (B)	2,500	2,121
Citigroup
6.875%, 03/05/38	1,360	1,495
6.375%, 08/12/14	796	880
6.125%, 05/15/18 (D)	3,970	4,330
6.000%, 12/13/13	2,250	2,446
5.875%, 02/22/33	1,545	1,452
5.375%, 08/09/20	295	304
5.000%, 09/15/14	3,245	3,388
4.750%, 05/19/15 (D)	987	1,035
0.579%, 06/09/16 (B)	3,650	3,435
Citigroup Capital III
7.625%, 12/01/36	1,500	1,554
Citigroup Funding
1.875%, 10/22/12	1,855	1,890
CNA Financial
6.500%, 08/15/16	150	164
5.750%, 08/15/21	555	568
Commonwealth Bank of Australia MTN
5.000%, 10/15/19 (C)	450	465
3.750%, 10/15/14 (C)	1,060	1,101
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
11.000%, 12/31/49 (B) (C)	1,810	2,357
Countrywide Financial
6.250%, 05/15/16	1,080	1,153
Credit Agricole
8.375%, 12/31/49 (B) (C) (D)	2,460	2,632

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.625%, 01/21/14 (C)	$730	$730
Credit Suisse New York
6.000%, 02/15/18	3,268	3,471
Deutsche Bank MTN
4.875%, 05/20/13	1,830	1,946
Deutsche Bank Capital Funding Trust VII
5.628%, 01/19/49 (B) (C)	2,760	2,491
Dexia Credit Local
2.750%, 04/29/14 (C)	4,895	4,864
DnB Boligkreditt
2.100%, 10/14/15 (C)	2,820	2,729
East Lane Re
6.304%, 05/06/11 (B) (C)	650	652
Farmer Mac Guaranteed Notes Trust 2007-1
5.125%, 04/19/17 (C)	3,540	3,846
Farmers Exchange Capital
7.050%, 07/15/28 (C)	1,434	1,438
Farmers Insurance Exchange
8.625%, 05/01/24 (C)	3,017	3,424
FDIC Structured Sale Guaranteed Notes
0.000%, 10/25/13 (A) (C)	470	445
FIH Erhvervsbank
2.000%, 06/12/13 (C)	490	498
First Industrial L.P. MTN
7.500%, 12/01/17	970	967
Fleet Capital Trust II
7.920%, 12/11/26	1,050	1,071
General Electric Capital MTN
6.375%, 11/15/19 (B)	5,870	6,031
5.900%, 05/13/14	2,800	3,090
5.875%, 01/14/38	1,300	1,283
5.625%, 05/01/18	5,135	5,560
5.450%, 01/15/13	20	21
4.625%, 01/07/21	1,075	1,059
4.375%, 09/16/20	2,460	2,391
0.691%, 05/05/26 (B)	3,500	3,027
0.443%, 03/20/14 (B)	1,900	1,852
Glitnir Banki HF (C) (E)
7.451%, 09/14/16	400	—
6.693%, 06/15/16	3,960	—
6.375%, 09/25/12	2,330	710
6.330%, 07/28/11	1,980	604
Goldman Sachs Capital II
5.793%, 12/29/49 (B)	200	173
Goldman Sachs Group
6.750%, 10/01/37	561	566
6.600%, 01/15/12	180	188
6.250%, 02/01/41	2,810	2,798
6.150%, 04/01/18	3,780	4,098
5.950%, 01/18/18	3,310	3,554
5.450%, 11/01/12	2,540	2,700

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	51

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.375%, 03/15/20	$3,230	$3,280
5.350%, 01/15/16	660	704
5.300%, 02/14/12	80	83
5.250%, 10/15/13	390	419
4.750%, 07/15/13	130	138
3.625%, 08/01/12	270	278
3.625%, 02/07/16	2,800	2,774
0.703%, 07/22/15 (B) (D)	500	486
HBOS Capital Funding
6.071%, 06/30/49 (B) (C)	1,330	1,215
HBOS PLC MTN
6.750%, 05/21/18 (C)	2,100	2,055
HCP MTN
6.750%, 02/01/41‡	655	677
6.300%, 09/15/16‡	1,075	1,185
6.000%, 01/30/17‡	4,000	4,319
5.650%, 12/15/13‡	994	1,077
5.375%, 02/01/21‡	420	424
Health Care REIT
6.500%, 03/15/41‡	1,325	1,279
5.250%, 01/15/22‡	900	878
4.950%, 01/15/21‡	2,500	2,406
Highwoods Properties
7.500%, 04/15/18‡	1,142	1,305
HSBC Bank
4.750%, 01/19/21 (C)	2,575	2,563
HSBC Holdings
5.100%, 04/05/21	1,765	1,774
HSBC Holdings PLC
6.800%, 06/01/38	400	419
ICICI Bank
6.375%, 04/30/22 (B) (C)	1,260	1,254
ILFC E-Capital Trust II
6.250%, 12/21/65 (B) (C)	400	336
International Lease Finance
6.500%, 09/01/14 (C)	2,530	2,701
Intesa Sanpaolo SPA
3.625%, 08/12/15 (C) (D)	710	686
Itau Unibanco Holding MTN
6.200%, 04/15/20 (C)	935	960
JPMorgan Chase
6.000%, 01/15/18	135	148
5.750%, 01/02/13	1,710	1,828
4.750%, 05/01/13	510	542
4.400%, 07/22/20	210	203
4.250%, 10/15/20	1,260	1,204
3.700%, 01/20/15	125	129
3.450%, 03/01/16	2,785	2,775
JPMorgan Chase Bank
6.000%, 07/05/17	2,250	2,471
6.000%, 10/01/17	1,323	1,447
0.640%, 06/13/16 (B)	1,300	1,262
JPMorgan Chase Capital XIII
1.253%, 09/30/34 (B)	1,000	841

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Capital XXIII
1.313%, 05/15/47 (B)	$1,900	$1,573
JPMorgan Chase Capital XXV
6.800%, 10/01/37	992	1,000
Kaupthing Bank MTN (C) (E)
7.625%, 02/28/15	8,810	2,467
7.125%, 05/19/16	1,350	—
5.750%, 10/04/11	960	269
Kilroy Realty
6.625%, 06/01/20‡	455	467
5.000%, 11/03/15‡	330	329
Korea Development Bank
4.000%, 09/09/16	285	288
3.250%, 03/09/16 (D)	882	865
Landsbanki Islands
6.100%, 08/25/11 (C) (E)	5,570	446
Lazard Group
7.125%, 05/15/15	972	1,068
6.850%, 06/15/17	1,332	1,418
Lehman Brothers Holdings MTN
6.750%, 12/28/17 (E)	4,320	—
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, 11/29/49 (E)	4,280	—
Liberty Mutual Group
7.500%, 08/15/36 (C)	619	662
Lloyds TSB Bank
6.500%, 09/14/20 (C)	466	458
6.375%, 01/21/21	1,845	1,923
5.800%, 01/13/20 (C)	240	240
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (C)	1,825	2,496
MBNA Capital A
8.278%, 12/01/26	1,450	1,486
Merrill Lynch MTN
8.950%, 05/02/17 (B)	3,160	3,394
8.950%, 05/18/17 (B)	1,790	1,935
7.430%, 09/01/22	3	3
6.050%, 05/16/16	350	370
5.700%, 05/02/17	1,300	1,349
5.450%, 02/05/13 (D)	2,080	2,205
MetLife
6.750%, 06/01/16	1,060	1,225
6.400%, 12/15/36	450	433
5.875%, 02/06/41	170	172
4.750%, 02/08/21	540	541
MetLife Capital Trust IV
7.875%, 12/15/37 (C)	800	860
MetLife Capital Trust X
9.250%, 04/08/38 (B) (C)	1,800	2,174
Metropolitan Life Global Funding I
5.125%, 04/10/13 (C)	110	117
5.125%, 06/10/14 (C)	2,750	2,980
2.500%, 09/29/15 (C)	1,090	1,061

52	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley
7.300%, 05/13/19	$2,345	$2,638
6.750%, 04/15/11	30	30
6.625%, 04/01/18	1,640	1,803
6.000%, 05/13/14	5,710	6,212
6.000%, 04/28/15	630	686
5.950%, 12/28/17 (D)	605	650
5.750%, 01/25/21	310	313
5.625%, 09/23/19	160	163
5.500%, 07/24/20	1,000	999
0.753%, 10/18/16 (B)	5,815	5,438
MUFG Capital Finance 1
6.346%, 07/25/49 (B)	870	871
National Australia Bank
5.350%, 06/12/13 (C)	2,500	2,689
National Bank of Canada
1.650%, 01/30/14 (C)	1,130	1,132
National Capital Trust II
5.486%, 12/29/49 (B) (C)	1,296	1,289
Nationwide Mutual Insurance
6.600%, 04/15/34 (C)	2,440	2,258
5.810%, 06/15/09 (B) (C)	1,975	1,874
NB Capital Trust IV
8.250%, 04/15/27	1,055	1,084
New York Life Global Funding
3.000%, 05/04/15 (C)	1,840	1,862
Nordea Bank
4.875%, 01/14/21 (C)	180	183
3.700%, 11/13/14 (C)	1,670	1,729
Nordea Eiendomskreditt
1.875%, 04/07/14 (C)	1,865	1,859
Power Receivables Financial
6.290%, 01/01/12	862	867
Pricoa Global Funding I
5.450%, 06/11/14 (C)	3,400	3,688
Prime Property Fund
5.600%, 06/15/11 (C)	1,384	1,391
5.500%, 01/15/14‡ (C)	1,850	1,934
Protective Life
8.450%, 10/15/39	295	329
Prudential Financial MTN
6.200%, 11/15/40	655	681
4.500%, 11/15/20	300	294
Prudential Holdings
8.695%, 12/18/23 (C)	1,300	1,591
Residential Capital
9.625%, 05/15/15	15	15
Royal Bank of Scotland Group
7.640%, 09/29/17	900	716
6.400%, 10/21/19	2,030	2,090
5.000%, 11/12/13	250	253
5.000%, 10/01/14	990	993
4.875%, 03/16/15	400	416
4.375%, 03/16/16 (D)	955	961
3.950%, 09/21/15	10	10

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Santander US Debt Unipersonal
3.781%, 10/07/15 (C)	$100	$97
3.724%, 01/20/15 (C) (D)	1,600	1,547
Shinhan Bank
4.125%, 10/04/16 (C)	930	933
Simon Property Group L.P.
5.750%, 12/01/15‡	910	1,012
SLM MTN
5.625%, 08/01/33	595	509
5.050%, 11/14/14	690	697
5.000%, 04/15/15	120	121
Sparebank 1 Boligkreditt
1.250%, 10/25/13 (C)	745	738
Stadshypotek
1.450%, 09/30/13 (C)	1,245	1,242
State Street
4.956%, 03/15/18	1,260	1,298
Sumitomo Mitsui Banking
3.150%, 07/22/15 (C) (D)	1,360	1,354
3.100%, 01/14/16 (C)	200	197
SunTrust Preferred Capital I
5.853%, 12/15/11 (B)	259	206
Svensk Exportkredit
3.250%, 09/16/14	1,569	1,639
1.750%, 10/20/15	1,820	1,766
Swedbank Hypotek
2.950%, 03/28/16 (C)	1,755	1,740
Tanger Properties
6.125%, 06/01/20‡	490	528
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (C)	1,635	1,844
TNK-BP Finance
7.500%, 07/18/16 (C)	230	258
UBS
2.250%, 01/28/14	1,050	1,052
UBS MTN
4.875%, 08/04/20	320	323
3.875%, 01/15/15	820	840
UDR MTN
5.000%, 01/15/12‡	2,000	2,044
US Bancorp
2.450%, 07/27/15	865	855
Wachovia MTN
5.500%, 05/01/13	810	873
5.250%, 08/01/14	2,570	2,749
Wachovia Bank
6.600%, 01/15/38	295	331
Wachovia Capital Trust III
5.570%, 03/15/11 (B)	1,930	1,771
WEA Finance (C)
7.500%, 06/02/14	490	561
7.125%, 04/15/18	3,000	3,479
6.750%, 09/02/19	1,230	1,411

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	53

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo
4.750%, 02/09/15	$1,295	$1,378
3.676%, 06/15/16	680	684
Wells Fargo Capital X
5.950%, 12/15/36	760	748
Wells Fargo Capital XV
9.750%, 12/31/49 (B)	3,790	4,160
Westfield Group
5.400%, 10/01/12 (C)	723	765
Westpac Banking
4.875%, 11/19/19	105	108
3.000%, 12/09/15	810	805
2.250%, 11/19/12	245	249
Woodbourne Capital Trust II
1.360%, 04/08/49 (B) (C)	625	250
Woodbourne Capital Trust III
1.360%, 04/08/49 (B) (C)	625	250
Woodbourne Capital Trust IV
1.360%, 04/08/49 (B) (C)	625	250
WR Berkley
5.375%, 09/15/20	410	412

		342,523

Health Care — 1.1%
Allergan
3.375%, 09/15/20	1,335	1,250
Amgen
3.450%, 10/01/20	940	885
Boston Scientific
6.400%, 06/15/16	545	594
6.000%, 01/15/20	580	608
5.125%, 01/12/17	190	194
Coventry Health Care
5.950%, 03/15/17	1,047	1,086
Giant Funding
8.250%, 02/01/18 (C)	190	195
Gilead Sciences
4.500%, 04/01/21	1,180	1,166
GlaxoSmithKline Capital
5.650%, 05/15/18	810	910
HCA
7.500%, 11/15/95	3,800	3,116
Humana
7.200%, 06/15/18	1,150	1,307
Life Technologies
3.500%, 01/15/16	785	783
Medtronic
4.450%, 03/15/20	730	748
Roche Holdings
6.000%, 03/01/19 (C)	1,410	1,598
Sanofi-Aventis
2.625%, 03/29/16	2,000	1,983
Thermo Fisher Scientific
3.200%, 03/01/16	775	788

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

UnitedHealth Group
6.875%, 02/15/38	$170	$191
6.000%, 06/15/17	51	57
5.950%, 02/15/41	870	876
5.800%, 03/15/36	280	278
5.700%, 10/15/40	510	497
3.875%, 10/15/20	530	505
WellPoint
6.800%, 08/01/12	1,000	1,070
5.875%, 06/15/17	2,190	2,456
Wyeth
5.950%, 04/01/37	1,100	1,176

		24,317

Industrials — 1.2%
Allied Waste North America
6.875%, 06/01/17	260	283
Boeing
4.875%, 02/15/20	1,380	1,475
Burlington Northern Santa Fe
5.750%, 05/01/40	757	767
Cedar Brakes I LLC
8.500%, 02/15/14 (C)	722	740
Complete Production Services
8.000%, 12/15/16	1,005	1,060
Continental Airlines, Ser 1999-2
7.256%, 03/15/20	2,777	2,944
Continental Airlines, Ser 2007-1
5.983%, 04/19/22 (D)	1,640	1,681
Continental Airlines, Ser 2009-1
9.000%, 07/08/16	2,818	3,198
Delta Air Lines, Ser 2007-1
6.821%, 08/10/22	1,491	1,540
Delta Air Lines, Ser 2001-1
7.111%, 09/18/11	1,575	1,622
Hutchison Whampoa International
5.750%, 09/11/19 (C)	250	269
4.625%, 09/11/15 (C)	1,255	1,329
JetBlue Airways, Ser 2004-2
0.688%, 08/15/16 (B)	2,983	2,759
Kansas City Southern de Mexico
12.500%, 04/01/16	522	634
Northrop Grumman
3.500%, 03/15/21	325	301
1.850%, 11/15/15	1,140	1,089
Odebrecht Finance
6.000%, 04/05/23 (C)	545	540
Raytheon
3.125%, 10/15/20	430	394
Systems 2001 Asset Trust
6.664%, 09/15/13 (C)	905	966
United Air Lines
9.750%, 01/15/17	221	253

54	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

United Parcel Service
4.500%, 01/15/13	$980	$1,041
Verisk Analytics
5.800%, 05/01/21	505	507
Votorantim
7.250%, 04/05/41	505	502

		25,894

Information Technology — 0.3%
Adobe Systems
4.750%, 02/01/20	662	671
Arrow Electronics
5.125%, 03/01/21	240	236
Freescale Semiconductor
10.125%, 12/15/16	60	64
Hewlett-Packard
2.200%, 12/01/15	1,060	1,041
Juniper Networks
5.950%, 03/15/41	505	499
Microsoft
5.300%, 02/08/41	1,550	1,569
National Semiconductor
6.600%, 06/15/17	170	187
Oracle
5.375%, 07/15/40 (C)	1,495	1,455

		5,722

Materials — 0.7%
Alcoa
6.000%, 07/15/13	170	186
ArcelorMittal
6.750%, 03/01/41	440	431
5.500%, 03/01/21 (D)	590	581
CodelCo
4.750%, 10/15/14 (C)	470	502
Dow Chemical
8.550%, 05/15/19	803	1,015
5.900%, 02/15/15	550	610
4.850%, 08/15/12	1,030	1,079
Freeport-McMoRan Copper & Gold
8.375%, 04/01/17	1,390	1,532
Potash Corp of Saskatchewan
4.875%, 03/30/20	280	290
PPG Industries
6.650%, 03/15/18	435	506
5.750%, 03/15/13	435	469
Rio Tinto Finance USA
6.500%, 07/15/18	3,480	4,007
Steel Dynamics
6.750%, 04/01/15	810	829
Teck Resources
10.250%, 05/15/16	52	63

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vale Overseas
6.875%, 11/21/36	$1,510	$1,608
6.875%, 11/10/39	417	446

		14,154

Sovereign — 0.9%
Chile Government International Bond
3.875%, 08/05/20	895	871
Croatia Government International Bond
6.375%, 03/24/21 (C)	405	406
Hungary Government International Bond
6.375%, 03/29/21	587	588
Japan Finance Organization for Municipalities
4.000%, 01/13/21	1,800	1,778
Kommunalbanken AS
1.750%, 10/05/15 (C)	683	662
Mexico Government International Bond MTN
5.125%, 01/15/20	591	618
Poland Government International Bond
3.875%, 07/16/15	755	763
Province of Ontario Canada
3.150%, 12/15/17	1,200	1,188
Qatar Government International Bond
4.000%, 01/20/15 (C)	1,520	1,569
RSHB Capital
6.299%, 05/15/17 (C)	700	733
Russian Foreign Bond - Eurobond
7.500%, 03/31/30	152	178
South Africa Government International Bond
6.250%, 03/08/41	180	186
United Mexican States MTN
6.050%, 01/11/40	850	875
United Mexican States MTN, Ser A
7.500%, 04/08/33	176	216
6.750%, 09/27/34	748	844
World Bank Discount Notes
0.200%, 04/19/11 (A)	7,160	7,160

		18,635

Telecommunication Services — 1.8%
America Movil
5.625%, 11/15/17	440	485
5.000%, 10/16/19	719	741
5.000%, 03/30/20	750	773
American Tower
5.050%, 09/01/20	314	305
4.500%, 01/15/18	1,120	1,100

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	55

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

AT&T
6.500%, 09/01/37	$1,380	$1,430
6.450%, 06/15/34	625	643
6.400%, 05/15/38 (D)	445	454
6.300%, 01/15/38	1,190	1,200
5.500%, 02/01/18	710	775
5.100%, 09/15/14	1,530	1,673
AT&T Mobility LLC
6.500%, 12/15/11	1,455	1,515
BellSouth
4.750%, 11/15/12	170	180
British Telecommunications PLC
9.875%, 12/15/30	367	508
Cellco Partnership
8.500%, 11/15/18	535	687
7.375%, 11/15/13	275	314
3.750%, 05/20/11	1,300	1,305
Deutsche Telekom International Finance
5.750%, 03/23/16	1,920	2,150
Frontier Communications
8.500%, 04/15/20	305	331
8.250%, 04/15/17	900	972
8.125%, 10/01/18	305	328
Intelsat Jackson Holdings
9.500%, 06/15/16 (D)	180	190
8.500%, 11/01/19 (C)	250	269
New Cingular Wireless Services
8.125%, 05/01/12	1,595	1,717
Rogers Communications
6.800%, 08/15/18	450	527
6.750%, 03/15/15	1,015	1,164
Sprint Capital
8.750%, 03/15/32	660	702
Telecom Italia Capital
6.200%, 07/18/11	1,730	1,756
Telefonica Emisiones SAU
6.221%, 07/03/17	110	120
5.984%, 06/20/11	720	728
5.462%, 02/16/21	1,025	1,038
5.134%, 04/27/20	430	428
3.992%, 02/16/16	1,025	1,030
Telefonica Moviles Chile
2.875%, 11/09/15 (C)	505	486
Telemar Norte Leste SA
5.500%, 10/23/20 (C)	1,260	1,238
Verizon Communications
6.250%, 04/01/37	335	343
6.100%, 04/15/18	465	521
6.000%, 04/01/41	1,765	1,758
5.500%, 02/15/18	1,920	2,093
4.600%, 04/01/21	730	727
3.000%, 04/01/16	1,570	1,562

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Verizon Global Funding
7.750%, 12/01/30	$1,060	$1,277
Verizon New York
6.875%, 04/01/12	660	699
Virgin Media Finance PLC
9.125%, 08/15/16	70	74

		38,316

Utilities — 2.4%
AEP Texas Central
5.090%, 07/01/15	3,600	3,947
4.980%, 07/01/13	1,812	1,898
Ameren
8.875%, 05/15/14	720	828
Appalachian Power
4.600%, 03/30/21	885	872
Aquila
11.875%, 07/01/12	2,535	2,828
Cedar Brakes II LLC
9.875%, 09/01/13 (C)	1,161	1,220
CMS Energy
5.050%, 02/15/18	705	702
Dominion Resources
8.875%, 01/15/19	1,685	2,151
DPL
6.875%, 09/01/11	1,098	1,125
Duke Energy
6.300%, 02/01/14	140	156
Duke Energy Carolinas
5.625%, 11/30/12	1,470	1,575
Enel Finance International
6.000%, 10/07/39 (C)	895	814
Energy Future Holdings
11.250%, 11/01/17	1,145	947
10.000%, 12/01/20	686	727
Exelon
5.625%, 06/15/35	1,060	988
Exelon Generation
6.250%, 10/01/39	45	44
5.200%, 10/01/19	40	41
FirstEnergy Solutions
6.800%, 08/15/39	280	278
6.050%, 08/15/21	380	394
FirstEnergy, Ser B
6.450%, 11/15/11	23	24
FirstEnergy, Ser C
7.375%, 11/15/31	1,735	1,879
KCP&L Greater Missouri Operations
8.270%, 11/15/21	2,700	3,050
KeySpan Gas East
5.819%, 04/01/41 (C)	675	675
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (C)	720	701

56	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Midamerican Energy Holdings
6.500%, 09/15/37	$1,595	$1,764
Nevada Power
8.250%, 06/01/11	1,655	1,675
Nisource Finance
6.800%, 01/15/19	2,261	2,587
Oncor Electric Delivery
6.800%, 09/01/18	1,075	1,225
Pacific Gas & Electric
8.250%, 10/15/18	210	268
5.800%, 03/01/37	800	809
5.400%, 01/15/40	1,230	1,177
Pacificorp
6.250%, 10/15/37	310	343
Panhandle Eastern Pipeline
8.125%, 06/01/19	2,500	2,935
Progress Energy
6.850%, 04/15/12	526	557
Public Service of New Mexico
7.950%, 05/15/18	1,805	2,028
PVNGS II Funding
8.000%, 12/30/15	1,927	2,045
Sempra Energy
2.000%, 03/15/14	1,255	1,246
Tennessee Valley Authority
5.250%, 09/15/39	880	923
4.625%, 09/15/60	1,370	1,269
3.875%, 02/15/21	1,510	1,515
Texas-New Mexico Power
9.500%, 04/01/19 (C)	1,380	1,751

		51,981

Total Corporate Obligations (Cost $630,169) ($ Thousands)		639,329

U.S. TREASURY OBLIGATIONS — 13.2%
U.S. Treasury Bills
0.131%, 05/05/11 (A)	1,360	1,360
U.S. Treasury Bonds
8.000%, 11/15/21	9,935	13,875
7.875%, 02/15/21	1,440	1,984
7.625%, 02/15/25	6,375	8,902
5.375%, 02/15/31	844	965
5.000%, 05/15/37	4,100	4,455
4.750%, 02/15/41	9,764	10,148
4.500%, 02/15/36	5,394	5,446
4.375%, 11/15/39 to 05/15/40	19,510	19,074
4.250%, 11/15/40	2,710	2,592
3.875%, 08/15/40	22,655	20,273
U.S. Treasury Bond TIPS
3.875%, 04/15/29	509	681
3.625%, 04/15/28	2,052	2,646
2.500%, 01/15/29	1,816	2,057
2.375%, 01/15/25 to 01/15/27	1,152	1,290
2.125%, 02/15/40	1,539	1,627

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

2.125%, 02/15/41	$10	$11
2.000%, 01/15/26	89	95
1.750%, 01/15/28	53	54
U.S. Treasury Notes
4.250%, 11/15/17	27,400	29,870
3.625%, 02/15/21 (D)	7,423	7,529
3.500%, 05/15/20	9,785	9,917
2.875%, 03/31/18	23,921	23,889
2.375%, 10/31/14	7,694	7,909
2.250%, 03/31/16	19,953	19,976
2.125%, 05/31/15 to 02/29/16 (D)	18,748	18,774
2.000%, 01/31/16	1,240	1,231
1.875%, 09/30/17	6,875	6,514
1.250%, 02/15/14 to 03/15/14 (D)	35,891	35,895
0.875%, 05/31/11	8,900	8,911
0.750%, 03/31/13	3,039	3,037
U.S. Treasury STRIPS
4.712%, 11/15/27 (A)	16,990	8,057
4.610%, 02/15/25 (A)	11,400	6,309

Total U.S. Treasury Obligations (Cost $284,367) ($ Thousands)		285,353

ASSET-BACKED SECURITIES — 7.9%

Automotive — 0.3%
Ally Auto Receivables Trust, Ser 2010- 4, Cl A3
0.910%, 11/17/14	1,010	1,006
Ally Auto Receivables Trust, Ser 2010- 5, Cl A4
1.750%, 03/15/16	718	710
Avis Budget Rental Car Funding AESOP, Ser 2010-3A, Cl A
4.640%, 05/20/16 (C)	600	640
Avis Budget Rental Car Funding AESOP, Ser 2010-5A, Cl A
3.150%, 03/20/17 (C)	140	140
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	102	105
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	535	534
Hertz Vehicle Financing, Ser 2009-2A, Cl A2
5.290%, 03/25/16 (C)	1,100	1,201
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	794	802
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (C)	974	968

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	57

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/17	$1,176	$1,171

		7,277

Credit Cards — 0.7%
Capital One Multi-Asset Execution Trust, Ser 2004-A4, Cl A4
0.475%, 03/15/17 (B)	1,487	1,483
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.315%, 01/15/16 (B)	763	760
Chase Issuance Trust, Ser 2007-A17, Cl A
5.120%, 10/15/14	2,510	2,673
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	200	218
Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	2,967	3,030
Citibank Omni Master Trust, Ser 2009- A14A, Cl A14
3.005%, 08/15/18 (B) (C)	1,612	1,707
Discover Card Master Trust, Ser 2011- A1, Cl A1
0.610%, 08/15/16 (B)	1,950	1,951
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	739	765
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.805%, 01/15/17 (B)	1,036	1,040
World Financial Network Credit Card Master Trust, Ser 2009-A, Cl A
4.600%, 09/15/15	1,206	1,231

		14,858

Mortgage Related Securities — 1.3%
ABS Home Equity Loan Trust, Ser 2001-HE3, Cl A1
0.795%, 11/25/31 (B)	337	297
AFC Home Equity Loan Trust, Ser 1998-1, Cl 1A2
0.520%, 04/25/28 (B)	57	41
AFC Home Equity Loan Trust, Ser 2000-1, Cl 2A
0.489%, 03/25/30 (B)	3,214	1,123
Bear Stearns Asset-Backed Securities Trust, Ser 2000-2, Cl M2
8.280%, 08/25/30	3,303	3,212

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.361%, 03/25/37 (B)	$1,776	$1,697
Centex Home Equity, Ser 2006-A, Cl AV4
0.500%, 06/25/36 (B)	4,917	3,253
Citigroup Mortgage Loan Trust, Ser 2007-AHL1, Cl A2A
0.290%, 12/25/36 (B)	152	146
Conseco Finance, Ser 2001-D, Cl A5
6.190%, 11/15/32 (B)	920	939
Contimortgage Home Equity Trust, Ser 1997-1, Cl A9
7.050%, 03/15/28	2	2
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	7	7
EMC Mortgage Loan Trust, Ser 2002- AA, Cl A1
0.719%, 05/25/39 (B) (C)	1,362	1,165
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.413%, 01/20/36 (B)	3,695	3,393
HSBC Home Equity Loan Trust, Ser 2006-3, Cl A2V
0.384%, 03/20/36 (B)	1,483	1,475
Morgan Stanley Capital I, Ser 2007- HE2, Cl A2A
0.290%, 01/25/37 (B)	68	66
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.299%, 12/25/36 (B)	44	43
Option One Mortgage Loan Trust, Ser 2001-4, Cl A
0.849%, 01/25/32 (B)	286	261
Option One Mortgage Loan Trust, Ser 2007-1, Cl 2A3
0.389%, 01/25/37 (B)	9,500	4,406
Option One Mortgage Loan Trust, Ser 2007-6, Cl 2A4
0.500%, 07/25/37 (B)	4,574	1,969
Residential Funding Mortgage Securities II, Ser 2000-HI1, Cl AI7
8.790%, 02/25/25	988	989
Soundview Home Equity Loan Trust, Ser 2006-EQ2, Cl A3
0.410%, 01/25/37 (B)	6,450	2,705
Terwin Mortgage Trust, Ser 2005- 9HGS, Cl A1
4.000%, 08/25/35 (B) (C)	247	240

58	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Truman Capital Mortgage Loan Trust, Ser 2006-1, Cl A
0.510%, 03/25/36 (B) (C)	$393	$296

		27,725

Other Asset-Backed Securities — 5.6%
Aircastle Aircraft Lease Backed Trust, Ser 2007-1A, Cl G1
0.520%, 06/14/37 (B) (C)	2,601	2,341
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	3,562	3,562
Babcock & Brown Air Funding I, Ser 2007-1A, Cl G1
0.556%, 11/14/33 (B) (C)	3,111	2,722
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.485%, 02/25/35 (B)	2,200	2,096
CenterPoint Energy Transition Bond, Ser 2001-1, Cl A4
5.630%, 09/15/15	1,016	1,089
Citicorp Residential Mortgage Securities, Ser 2007-1, Cl A5
6.046%, 03/25/37	1,970	1,558
Conseco Finance Home Loan Trust, Ser 2000-E, Cl M1
8.130%, 08/15/31 (B)	746	732
Countrywide Asset-Backed Certificates, Ser 2003-BC2, Cl 2A1
0.849%, 06/25/33 (B)	38	35
Countrywide Asset-Backed Certificates, Ser 2005-17, Cl 1AF3
5.711%, 05/25/36 (B)	6,450	3,695
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.709%, 10/25/35 (B)	4,164	4,044
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2
1.050%, 10/25/47 (B)	4,937	3,593
Countrywide Home Equity Loan Trust, Ser 2002-E, Cl A
0.515%, 10/15/28 (B)	68	66
Countrywide Home Equity Loan Trust, Ser 2004-K, Cl A2
0.555%, 02/15/34 (B)	898	569
Countrywide Home Equity Loan Trust, Ser 2005-F, Cl 2A
0.495%, 12/15/35 (B)	1,760	958
Countrywide Home Equity Loan Trust, Ser 2006-HW, Cl 2A1B
0.405%, 11/15/36 (B)	225	171
Countrywide Home Equity Loan Trust, Ser 2007-GW, Cl A
0.805%, 11/15/28 (B)	186	157

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse First Boston Mortgage Securities, Ser 2001-MH29, Cl A
5.600%, 09/25/31	$507	$517
EFS Volunteer, Ser 2010-1, Cl A2
1.160%, 10/25/35 (B) (C)	900	838
First Horizon ABS Trust, Ser 2004- HE2, Cl A
0.470%, 02/25/34 (B)	964	667
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	660	661
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.503%, 11/17/20 (B) (C)	3,675	3,510
Genesis Funding, Ser 2006-1A, Cl G1
0.493%, 12/19/32 (B) (C)	2,960	2,642
Green Tree, Ser 2008-MH1, Cl A2
8.970%, 04/25/38 (B) (C)	1,900	2,106
Green Tree Financial, Ser 1993-4, Cl A5
7.050%, 01/15/19	166	170
Green Tree Financial, Ser 1996-5, Cl A6
7.750%, 07/15/27	521	533
Greenpoint Manufactured Housing, Ser 1999-2, Cl A2
3.252%, 03/18/29 (B)	700	574
Greenpoint Manufactured Housing, Ser 1999-3, Cl 1A7
7.270%, 06/15/29	1,300	1,116
Greenpoint Manufactured Housing, Ser 1999-3, Cl 2A2
3.754%, 06/19/29 (B)	350	287
Greenpoint Manufactured Housing, Ser 1999-4, Cl A2
3.754%, 02/20/30 (B)	375	308
Greenpoint Manufactured Housing, Ser 2000-4, Cl A2
3.754%, 11/17/31 (B)	1,275	1,082
Greenpoint Manufactured Housing, Ser 2000-6
2.260%, 11/22/31	550	467
Greenpoint Manufactured Housing, Ser 2001-2, Cl IIA2
2.255%, 03/13/32 (B)	792	666
Greenpoint Manufactured Housing, Ser 2001-2, Cl IA2
2.266%, 02/20/32 (B)	595	500
GSAMP Trust, Ser 2003-SEA, Cl A1
0.650%, 02/25/33 (B)	2,580	2,013
GSAMP Trust, Ser 2006-SEA1, Cl A
0.550%, 05/25/36 (B) (C)	541	456

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	59

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.539%, 11/25/35 (B)	$4,038	$3,279
Illinois Student Assistance Commission, Ser 2010-1, Cl A3
1.203%, 07/25/45 (B)	3,100	2,943
Keycorp Student Loan Trust, Ser 2002- A, Cl 1A2
0.501%, 08/27/31 (B)	2,098	1,860
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/18	1,993	2,070
Lehman XS Trust, Ser 2005-5N, Cl 1A1
0.550%, 11/25/35 (B)	1,636	1,239
Lehman XS Trust, Ser 2006-GP1, Cl A4A
0.579%, 05/25/46 (B)	5,264	1,153
Master Specialized Loan Trust, Ser 2007-2, Cl A
0.600%, 05/25/37 (B) (C)	7,269	4,107
Merrill Lynch Mortgage Investors, Ser 2005-SL3, Cl A1
0.479%, 07/25/36 (B)	23	22
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	3,194	3,164
Morgan Stanley Dean Witter Capital Heloc Trust, Ser 2005-1, Cl A
0.439%, 07/25/17 (B)	440	392
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.483%, 10/27/36 (B)	1,118	1,043
Nelnet Student Loan Trust, Ser 2005-4, Cl A3
0.439%, 06/22/26 (B)	1,442	1,392
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.403%, 11/23/22 (B)	914	897
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.383%, 10/26/26 (B)	222	220
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.961%, 11/25/24 (B)	3,013	3,139
Nelnet Student Loan Trust, Ser 2008-4, Cl A4
1.783%, 04/25/24 (B)	2,740	2,812
Origen Manufactured Housing, Ser 2006-A, Cl A2
0.225%, 10/15/37 (B)	3,050	2,013
Origen Manufactured Housing, Ser 2007-A, Cl A2
0.225%, 04/15/37 (B)	5,900	3,805

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Park Place Securities, Ser 2004- WCW1, Cl M2
0.929%, 09/25/34 (B)	$3,747	$3,504
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	403	413
PG&E Energy Recovery Funding, Ser 2005-1, Cl A5
4.470%, 12/25/14	891	937
Residential Asset Mortgage Products, Ser 2003-RS11, Cl MII1
1.344%, 12/25/33 (B)	188	146
Residential Asset Mortgage Products, Ser 2003-RS2, Cl AII
0.930%, 03/25/33 (B)	50	36
RSB Bondco, Ser 2007-A, Cl A3
5.820%, 06/28/19	775	884
SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.910%, 12/15/32 (B)	2,245	2,324
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.600%, 12/15/25 (B) (C)	1,100	1,045
SLM Student Loan Trust, Ser 2004-7, Cl A5
0.473%, 01/27/20 (B)	1,599	1,590
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.413%, 07/27/26 (B)	3,004	2,911
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.453%, 10/25/29 (B)	830	769
SLM Student Loan Trust, Ser 2006-3, Cl A4
0.383%, 07/25/19 (B)	1,195	1,185
SLM Student Loan Trust, Ser 2006-5, Cl A5
0.413%, 01/25/27 (B)	1,540	1,456
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.363%, 01/25/22 (B)	820	811
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.353%, 07/25/16 (B)	633	643
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.953%, 07/25/22 (B)	620	646
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.003%, 07/25/23 (B)	1,868	1,953
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.603%, 01/25/18 (B)	391	402

60	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLM Student Loan Trust, Ser 2008-5, Cl A2
1.403%, 10/25/16 (B)	$1,528	$1,545
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.853%, 10/25/17 (B)	1,087	1,089
SLM Student Loan Trust, Ser 2008-9, Cl A
1.803%, 04/25/23 (B)	539	556
SLM Student Loan Trust, Ser 2010-1, Cl A
0.650%, 03/25/25 (B)	1,377	1,377
Small Business Administration, Ser 2003-P10A, Cl 1
4.524%, 02/01/13	404	421
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.494%, 10/28/28 (B)	911	907
Structured Asset Securities, Ser 2007- BC2, Cl A2
0.340%, 03/25/37 (B)	2,042	2,016
Structured Asset Securities, Ser 2008- BC4, Cl A3
0.500%, 11/25/37 (B)	3,007	2,908
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/25 (C)	1,509	1,570
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/26 (C)	246	248
Textainer Marine Containers, Ser 2005- 1A, Cl A
0.510%, 05/15/20 (B) (C)	1,885	1,824
Triton Container Finance, Ser 2006-1A, Cl N
0.420%, 11/26/21 (B) (C)	2,530	2,391
Triton Container Finance, Ser 2007-1A, Cl N
0.390%, 02/26/19 (B) (C)	1,550	1,488

		122,046

Total Asset-Backed Securities (Cost $181,053) ($ Thousands)		171,906

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FHLB
0.460%, 03/14/12	2,310	2,311
0.220%, 06/15/11 to 02/10/12 (A)	14,560	14,545
FICO
9.800%, 04/06/18	850	1,199
9.700%, 04/05/19	1,050	1,514
8.600%, 09/26/19	2,490	3,424
FICO STRIPS (A)
2.598%, 12/27/15	1,745	1,545
1.847%, 02/08/13	2,225	2,176

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

0.000%, 02/08/18 to 09/26/19	$11,780	$9,158
FNMA
7.918%, 10/09/19 (A)	1,520	1,033
7.125%, 01/15/30	2,100	2,772
6.250%, 05/15/29	2,110	2,537
5.250%, 08/01/12	1,860	1,967
0.220%, 05/09/11 to 05/16/11 (A)	495	495
Resolution Funding STRIPS
3.235%, 01/15/16 (A)	2,730	2,422

Total U.S. Government Agency Obligations (Cost $45,704) ($ Thousands)		47,098

MUNICIPAL BONDS — 1.3%
Birmingham Commercial Development Authority, Ser A, RB Callable 10/01/20 @ 100
5.500%, 04/01/41	80	78
Brazos Higher Education Authority, Ser 2006-2, RB
1.752%, 06/25/42 (B)	1,250	1,081
County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	710	703
Imperial Irrigation District, RB Callable 11/01/18 @ 100
5.125%, 11/01/38	120	110
Kentucky Higher Education Student Loan, Ser 1-CL, RB
1.504%, 05/01/34 (B)	750	727
Los Angeles Community College District, GO
6.750%, 08/01/49	605	637
Los Angeles Department of Airports, Ser A, RB Callable 05/15/19 @ 100
5.250%, 05/15/39	120	115
Los Angeles Department of Airports, Ser A, RB Callable 05/15/20 @ 100
5.000%, 05/15/35	150	142
5.000%, 05/15/40	80	74
Los Angeles Department of Water & Power, RB
6.574%, 07/01/45	1,165	1,206
Metropolitan Atlanta Rapid Transit Authority, RB Callable 07/01/19 @ 100
5.000%, 07/01/39	110	107
Municipal Electric Authority of Georgia, RB
6.655%, 04/01/57	320	301
6.637%, 04/01/57	570	541

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	61

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	$800	$860
New York Liberty Development, RB
5.250%, 10/01/35	640	611
New York State Dormitory Authority, Ser A, RB Callable 07/01/20 @ 100
5.000%, 07/01/40	110	104
New York State Environmental Facilities, Ser A, RB Callable 06/15/19 @ 100
5.125%, 06/15/38	180	179
North Texas Higher Education Authority, RB
1.412%, 04/01/40 (B)	2,450	2,437
North Texas Tollway Authority, RB
6.718%, 01/01/49	700	695
Pennsylvania Higher Education Assistance Agency, Sub-Ser, RB
13.284%, 05/01/46 (B)	5,150	4,596
Port Authority of New York & New Jersey, RB Callable 01/15/21 @ 100
5.000%, 01/15/41	420	404
San Francisco City & County Public Utilities Commission, Ser B, RB Callable 11/01/19 @ 100
5.000%, 11/01/39	130	122
San Mateo County Community College District, Ser B, GO Callable 09/01/16 @ 100
5.000%, 09/01/38	310	301
State of California, GO
7.600%, 11/01/40	790	864
7.300%, 10/01/39	4,110	4,333
State of Illinois, GO
5.877%, 03/01/19	1,200	1,198
5.665%, 03/01/18	3,180	3,174
5.365%, 03/01/17	480	480
5.100%, 06/01/33	2,725	2,210
Triborough Bridge & Tunnel Authority, Ser A, RB Callable 11/15/17 @ 100
5.000%, 11/15/37	200	195

		28,585

Total Municipal Bonds (Cost $28,173) ($ Thousands)		28,585

LOAN PARTICIPATIONS — 0.9%
Allison Transmission
3.050%, 08/07/14	240	238
3.010%, 08/07/14	684	677

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Aramark
2.182%, 01/26/14	$121	$120
0.150%, 01/26/14	18	17
Aramark LOC
0.111%, 01/26/14	12	11
Aramark, Term B Loan
3.539%, 07/26/16	267	267
Charter Communications, Term C Loan
3.560%, 09/06/16	1,296	1,295
DAE Aviation, Tranche B-1
5.310%, 07/31/14	287	288
DAE Aviation, Tranche B-2
5.310%, 09/27/14	278	278
5.290%, 09/27/14	1	1
First Data, Term Loan B-2
3.002%, 09/24/14	3,571	3,419
Harrah’s Operating, Term Loan B-2
3.303%, 01/28/15	605	562
HCR Healthcare, Initial Term Loan
2.761%, 12/22/14	854	851
IASIS, Delayed Draw
2.246%, 03/15/14	233	231
IASIS, Sythentic LOC
2.100%, 03/15/14	64	63
IASIS, Term B Loan
2.246%, 03/15/14	674	666
Insight Midwest
2.050%, 04/07/14	222	220
2.010%, 04/07/14	398	394
Las Vegas Sands, Delayed Draw
3.040%, 05/17/14	235	231
Las Vegas Sands, Term B Loan
3.040%, 05/17/14	1,037	1,017
Pinafore
4.250%, 09/21/16	493	494
Sunguard
3.936%, 02/28/16	1,094	1,095
3.913%, 02/28/16	51	51
SuperMedia
11.000%, 12/31/15	9	6
Telesat Canada, U.S. Term I Loan
3.270%, 10/31/14	1,036	1,032
Telesat Canada, U.S. Term II Loan
3.270%, 10/31/14	89	89
Texas Competitive
3.803%, 10/10/14	164	138
3.753%, 10/10/14	729	613
Texas Competitive, Term Loan B-2
3.803%, 10/10/14	1,043	878
Tribune
0.000%, 06/04/10 (E)	366	250
Univision Communications
4.496%, 09/29/14	2,318	2,263
2.506%, 09/29/14	149	145

62	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

UPC Financing Partnership
3.760%, 12/30/16	$85	$85
2.010%, 12/31/14	648	644

Total Loan Participations (Cost $19,053) ($ Thousands)		18,629

PREFERRED STOCK — 0.1%
Citigroup Capital XII
8.500%, 03/30/15 (B)	53,075	1,398
Citigroup Capital XIII
7.875%, 10/30/15 (B)	10,625	291

Total Preferred Stock (Cost $1,593) ($ Thousands)		1,689

	Number of Warrants

WARRANT — 0.0%
SemGroup Warrants, Expires 2014*	1,362	14

Total Warrant (Cost $0) ($ Thousands)		14

COMMON STOCK — 0.0%
SemGroup, Cl A*	1,294	37

Total Common Stock (Cost $40) ($ Thousands)		37

COMMERCIAL PAPER — 0.8%
BNP Paribas Finance 0.254%, 04/26/11	4,710	4,710
National Rural Utilities Cooperative Finance 0.220%, 05/20/11	6,595	6,593
UBS Finance Delaware 0.225%, 04/21/11	6,655	6,654

Total Commercial Paper (Cost $17,956) ($ Thousands)		17,957

AFFILIATED PARTNERSHIP — 2.2%
SEI Liquidity Fund, L.P. 0.200%**† (G)	50,849,476	47,455

Total Affiliated Partnership (Cost $50,849) ($ Thousands)		47,455

CASH EQUIVALENT — 5.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080% **†	109,645,674	109,646

Total Cash Equivalent (Cost $109,646) ($ Thousands)		109,646

Total Investments — 113.7% (Cost $2,448,774)($ Thousands)		$2,461,385

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS — 0.0%
April 2011 Euro$ Future Call, Expires 04/16/11, Strike Price $99.00	(92)	$(4)
April 2011 Euro$ Future Put, Expires 04/16/11, Strike Price $99.00	(92)	(51)
May 2011 CBOT Future Call, Expires 05/21/11, Strike Price $120.50	(90)	(72)
May 2011 CBOT Future Call, Expires 05/21/11, Strike Price $122.00	(45)	(12)
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/21/20, Strike Inflation 0.00%	(3,990,000)	(28)

Total Written Options (Premiums Received $(231)) ($ Thousands)		$(167)

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(17)	Jun-2011	$(188)
90-Day Euro$	50	Dec-2012	9
Euro Bond	34	Jun-2011	(25)
EuroLibor	169	Sep-2011	(12)
U.S. 10-Year Euro Bond	22	Jun-2011	(23)
U.S. 10-Year Treasury Note	(2)	Jun-2011	—
U.S. 2-Year Treasury Note	(242)	Jul-2011	(36)
U.S. 5-Year Treasury Note	(151)	Jul-2011	111
U.S. Long Treasury Bond	(37)	Jul-2011	36
U.S. Ultra Long Treasury Bond	261	Jul-2011	914

			$786

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2011, is as follows:

Maturity Date	Currency to Deliver (Thousands)	Currency to Receive (Thousands)		Unrealized (Depreciation) ($ Thousands)
5/18/11	EUR 10,625	USD	14,591	$(470)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	63

SCHEDULE OF INVESTMENTS (Unaudited)

Core Fixed Income Fund (Concluded)

March 31, 2011

A summary of outstanding swap agreements held by the Fund at March 31, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)%	10/12/52	245	$(124)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,550	(1,308)
Barclays Bank PLC	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	2,590	(1,342)
Citigroup	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.73)	03/20/14	440	(26)
Citigroup	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.40)	03/20/15	800	(45)
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	520	15
Citigroup	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	480	14
Citigroup	Home Depot, 5.875% 12/16/36	BUY	(2.67)	03/20/14	2,900	(199)
Citigroup	Lowes Cos. Inc., 8.250% 06/01/10	BUY	(1.20)	03/20/14	3,025	(77)
Credit Suisse	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/49	7,735	(3,912)
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	1,210	59
Credit Suisse	Toll Brothers Inc., 5.150% 05/15/15	BUY	(1.00)	09/20/16	4,885	237
Deutsche Bank	Darden Restaurants Inc., 6.000% 08/15/35	BUY	(2.25)	03/20/14	1,075	(49)
Deutsche Bank	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	400	(14)
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	410	7
Deutsche Bank	DR Horton Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	375	6
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	655	(7)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	655	(7)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	600	(6)
Deutsche Bank	Target Corporation, 4.000% 6/15/13	BUY	(1.00)	12/20/14	600	(6)
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	405	7
Goldman Sachs	DR Horton, Inc., 5.375% 6/15/12	BUY	(1.00)	09/20/16	370	6
Morgan Stanley	CMBX.NA.AAA.3 Index	BUY	(0.08)	12/13/49	50	—
Morgan Stanley	Darden Restaurants Inc., 7.125% 02/01/16	BUY	(2.25)	03/20/13	400	(14)

						$(6,785)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Morgan Stanley	0.00%	1MLIBOR	01/12/40	2,511	$14
Morgan Stanley	0.00	3MLIBOR (PAYMENT AT MATURITY)	11/15/27	16,210	(637)
Morgan Stanley	0.00	3MLIBOR (PAYMENT AT MATURITY)	02/15/25	10,530	(503)

					$(1,126)

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Morgan Stanley	TRX.NA.AAA.1 Dec 11	Negative Index Spread Differential	Commencing Index Spread	01/01/12	780	$(6)
Morgan Stanley	TRX.NA.AAA.1 Dec 11	Negative Index Spread Differential	Commencing Index Spread	01/01/12	430	(3)

						$(9)

Percentages are based on a Net Assets of $2,164,251 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2011. The date reported on the Schedule of Investments is the final maturity date.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	This security or a partial position of this security is on loan at March 31, 2011. The total value of securities on loan at March 31, 2011 was $49,501 ($ Thousands).

(E)	Security in default on interest payments.
(F)	Security considered restricted. The total market value of such securities as of March 31, 2011 was $207 ($ Thousands) and represented 0.01% of Net Assets.

(G)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2011 was $47,455 ($ Thousands).

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only - face amount represents notional amount

64	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

LLC — Limited Liability Company

LOC — Line of Credit

L.P — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

TIPS — Treasury Inflation Protected Security

USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$1,088,621	$5,066	$1,093,687
Corporate Obligations	—	636,127	3,202	639,329
U.S. Treasury Obligations	—	285,353	—	285,353
Asset-Backed Securities	—	171,906	—	171,906
U.S. Government Agency
Obligations	—	47,098	—	47,098
Municipal Bonds	—	28,585	—	28,585
Loan Participations	—	18,629	—	18,629
Preferred Stock	1,689	—	—	1,689
Warrant	—	14	—	14
Common Stock	37	—	—	37
Commercial Paper	—	17,957	—	17,957
Affiliated Partnership	—	47,455	—	47,455
Cash Equivalent	109,646	—	—	109,646

Total Investments in Securities	$111,372	$2,341,745	$8,268	$2,461,385

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(139)	$(28)	$—	$(167)
Futures Contracts*	786	—	—	786
Forwards*	—	(470)	—	(470)
Credit Default Swaps*	—	(6,785)	—	(6,785)
Interest Rate Swaps*	—	(1,126)	—	(1,126)
Total Return Swaps*		(9)	—	(9)

Total Other Financial Instruments	$647	$(8,418)	$—	$(7,771)

*	Futures contracts, forwards and swaps are valued at the unrealized appreciation (depreciation) on the instruments.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Mortgage-Backed Securities	Loan Participations	Corporate Obligations
Beginning balance as of October 1, 2010	$5,118	$818	$3,285
Accrued discounts/premiums	36	—	—
Realized gain/(loss)	82	—	—
Change in unrealized appreciation/(depreciation)	84	2	(22)
Net purchases/sales	(254)	(820)	(61)
Net transfer in and/or out of Level 3	—	—	—

Ending balance as of March 31, 2011	$5,066	$—	$3,202

Changes in unrealized gains (losses) included in earnings related to securities held at reporting date	$(358)	$—	$380

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	65

SCHEDULE OF INVESTMENTS (Unaudited)

U. S. Fixed Income Fund

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 50.7%

Agency Mortgage-Backed Obligations — 38.2%
FHLB CMO, Ser 2007-1067, Cl 1
5.300%, 06/15/12	$241	$252
FHLMC
11.000%, 02/17/21	467	517
10.000%, 03/17/26 to 10/01/30	1,451	1,692
7.500%, 01/01/32 to 09/01/38	1,737	2,002
6.500%, 10/01/31 to 09/01/38	3,029	3,414
6.000%, 08/01/15 to 10/01/38	9,333	10,220
5.500%, 08/23/17 to 03/01/38	5,317	5,747
5.000%, 03/01/34 to 04/01/41	10,641	11,165
4.500%, 04/01/35 to 09/01/40	9,693	9,912
4.000%, 10/01/33 to 01/01/41	5,883	5,800
3.500%, 12/01/25	3,475	3,491
FHLMC TBA
4.500%, 05/12/39	4,300	4,354
FHLMC ARM (A)
6.429%, 11/01/37	—	—
6.405%, 02/01/37	328	351
6.357%, 10/01/37	637	682
6.345%, 12/01/36	485	509
6.294%, 10/01/36	474	497
6.249%, 10/01/36	1,273	1,333
6.152%, 12/01/36	702	739
6.130%, 06/01/37	58	62
6.055%, 11/01/36	256	276
6.054%, 10/01/37	181	190
6.017%, 03/01/37	465	491
6.012%, 04/01/37	140	150
6.006%, 11/01/36	254	272
5.994%, 10/01/37	177	191
5.992%, 04/01/37	250	265
5.979%, 06/01/38	350	378
5.942%, 01/01/37	958	1,035

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.935%, 06/01/36	$194	$208
5.893%, 11/01/36	76	80
5.889%, 03/01/37	26	28
5.868%, 12/01/36	258	278
5.836%, 11/01/36	683	723
5.771%, 05/01/37	400	426
5.765%, 07/01/38	293	316
5.727%, 05/01/37	781	829
5.718%, 06/01/37	438	471
5.707%, 05/01/37	540	570
5.698%, 03/01/36	114	122
5.672%, 04/01/37	149	158
5.662%, 03/01/36	114	123
5.560%, 10/01/38	112	120
5.287%, 05/01/38	355	378
3.642%, 03/01/36	1,022	1,078
FHLMC CMO, Ser 1591, Cl PV
6.250%, 10/15/23	1,410	1,504
FHLMC CMO, Ser 1998-2043, Cl CJ
6.500%, 04/15/28	648	732
FHLMC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/32	652	713
FHLMC CMO, Ser 2002-2479, Cl PG
6.000%, 08/15/32	326	355
FHLMC CMO, Ser 2002-48, Cl 1A
6.465%, 07/25/33 (A)	8	10
FHLMC CMO, Ser 2003-57, Cl 1A3
7.500%, 07/25/43	100	118
FHLMC CMO, Ser 2004-2727, Cl PW
3.570%, 06/15/29	10	11
FHLMC CMO, Ser 2004-59, Cl 1A3
7.500%, 10/25/43	130	154
FHLMC CMO, Ser 2004-60, Cl 1A3
7.500%, 03/25/44	140	165
FHLMC CMO, Ser 2005-2945, Cl SA
11.835%, 03/15/20 (A)	120	138
FHLMC CMO, Ser 2005-2980, Cl QA
6.000%, 05/15/35	231	253
FHLMC CMO, Ser 2005-3028, Cl PG
5.500%, 09/15/35	143	152
FHLMC CMO, Ser 2005-3035, Cl PA
5.500%, 09/15/35	64	68
FHLMC CMO, Ser 2005-3077, Cl TO, PO
2.743%, 04/15/35	292	253
FHLMC CMO, Ser 2006-3153, Cl EO, PO
3.449%, 05/15/36	246	214
FHLMC CMO, Ser 2007-3385, Cl SN, IO
5.745%, 11/15/37 (A)	428	50
FHLMC CMO, Ser 2008-3451, Cl SA, IO
5.795%, 05/15/38 (A)	519	53
FHLMC CMO, Ser 2008-3455, Cl AC
5.000%, 06/15/38	518	549
FHLMC CMO, Ser 2008-3461, Cl LZ
6.000%, 06/15/38	236	257

66	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2009-3508, Cl PK
4.000%, 02/15/39	$152	$159
FHLMC CMO, Ser 2009-3510, Cl OD, PO
3.418%, 02/15/37	262	235
FHLMC CMO, Ser 2009-3598, Cl MA
4.500%, 11/15/38	335	349
FHLMC CMO, Ser 2009-3604, Cl PO, PO
4.463%, 05/15/36	486	421
FHLMC CMO, Ser 2009-3607, Cl TO, PO
3.497%, 10/15/39	248	214
FHLMC CMO, Ser 2010-3626, Cl MB
5.000%, 03/15/32	162	173
FHLMC CMO, Ser 2010-3632, Cl PK
5.000%, 02/15/40	1,689	1,816
FHLMC CMO, Ser 2010-3704, Cl CT
7.000%, 12/15/36	921	1,026
FHLMC CMO, Ser 2010-3704, Cl CA
4.000%, 12/15/36	2,284	2,348
FHLMC CMO, Ser 2010-3714, Cl IP, IO
5.000%, 08/15/40	427	75
FHLMC CMO, Ser 2010-3739, Cl LI, IO
4.000%, 03/15/34	587	76
FHLMC CMO, Ser 2010-3747, Cl HI, IO
4.500%, 07/15/37	830	129
FHLMC CMO, Ser 2010-3756, Cl IP, IO
4.000%, 08/15/35	983	130
FHLMC CMO, Ser 2010-3759, Cl HI, IO
4.000%, 08/15/37	789	119
FHLMC CMO, Ser 2010-3760, Cl GI, IO
4.000%, 10/15/37	493	75
FHLMC CMO, Ser 2010-K005, Cl A2
4.317%, 11/25/19	528	533
FHLMC CMO, Ser 2010-K007, Cl A1
3.342%, 12/25/19	405	407
FHLMC CMO, Ser 2011-3800, Cl AI, IO
4.000%, 11/15/29	747	124
FHLMC CMO, Ser 2033, Cl HC
6.500%, 02/15/28	240	264
FHLMC CMO, Ser 2075, Cl D
6.500%, 08/15/28	466	496
FHLMC CMO, Ser 239, Cl S30, IO
7.445%, 08/15/36 (A)	993	161
FHLMC CMO, Ser 2434, Cl ZA
6.500%, 04/15/32	531	588
FHLMC CMO, Ser 2458, Cl ZM
6.500%, 06/15/32	405	445
FHLMC CMO, Ser 2587, Cl CO, PO
3.102%, 03/15/32	209	206
FHLMC CMO, Ser 2591, Cl QO
4.500%, 03/15/18	300	319
FHLMC CMO, Ser 2631, Cl SA
14.383%, 06/15/33 (A)	252	296
FHLMC CMO, Ser 2691, Cl SE
9.186%, 12/15/28 (A)	75	77

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 2695, Cl OB, PO
4.013%, 10/15/33	$76	$57
FHLMC CMO, Ser 2695, Cl SX
15.920%, 10/15/33 (A)	75	77
FHLMC CMO, Ser 2698, Cl SV
8.618%, 11/15/33 (A)	78	75
FHLMC CMO, Ser 2725, Cl SC
8.683%, 11/15/33 (A)	76	75
FHLMC CMO, Ser 2754, Cl JG
4.500%, 03/15/33	7	7
FHLMC CMO, Ser 2812, Cl NO, PO
6.647%, 10/15/33	90	68
FHLMC CMO, Ser 2864, Cl NB
5.500%, 07/15/33	1,007	1,108
FHLMC CMO, Ser 2865, Cl GO, PO
8.355%, 10/15/33	10	10
FHLMC CMO, Ser 2897, Cl EO, PO
2.661%, 10/15/31	43	42
FHLMC CMO, Ser 2903, Cl UZ
5.500%, 07/15/31	62	64
FHLMC CMO, Ser 2950, Cl JO, PO
2.712%, 03/15/20	172	158
FHLMC CMO, Ser 2990, Cl LK
0.625%, 10/15/34 (A)	460	459
FHLMC CMO, Ser 3001, Cl HP
20.980%, 05/15/35 (A)	122	146
FHLMC CMO, Ser 3006, Cl QS
19.455%, 07/15/35 (A)	320	407
FHLMC CMO, Ser 3012, Cl GK
23.602%, 06/15/35 (A)	133	164
FHLMC CMO, Ser 3137, Cl XP
6.000%, 04/15/36	261	287
FHLMC CMO, Ser 3217, Cl CX, IO
6.335%, 09/15/36 (A)	900	141
FHLMC CMO, Ser 3225, Cl EO, PO
3.253%, 10/15/36	403	338
FHLMC CMO, Ser 3262, Cl SG, IO
6.145%, 01/15/37 (A)	871	117
FHLMC CMO, Ser 3342, Cl VG
6.000%, 11/15/23	300	330
FHLMC CMO, Ser 3346, Cl FA
0.485%, 02/15/19 (A)	3,025	3,015
FHLMC CMO, Ser 3373, Cl TO, PO
3.731%, 04/15/37	129	113
FHLMC CMO, Ser 3383, Cl SA, IO
6.195%, 11/15/37 (A)	954	138
FHLMC CMO, Ser 3422, Cl SE
16.813%, 02/15/38 (A)	89	104
FHLMC CMO, Ser 3515, Cl PI, IO
5.500%, 07/15/37	387	66
FHLMC CMO, Ser 3607, Cl BO, PO
5.669%, 04/15/36	100	73
FHLMC CMO, Ser 3611, Cl PO, PO
4.244%, 07/15/34	197	171

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	67

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FHLMC CMO, Ser 3626, Cl MA
5.000%, 02/15/30	$2,990	$3,159
FHLMC CMO, Ser 3631, Cl PA
4.000%, 02/15/40	690	711
FHLMC CMO, Ser 3632, Cl BS
16.650%, 02/15/40 (A)	100	120
FHLMC CMO, Ser 3652, Cl AP
4.500%, 03/15/40	1,432	1,493
FHLMC CMO, Ser 3688, Cl NI, IO
5.000%, 04/15/32	904	122
FHLMC CMO, Ser 6960, Cl SJ
8.767%, 10/15/33 (A)	245	235
FHLMC CMO, Ser T-42, Cl A5
7.500%, 02/25/42	909	1,074
FHLMC CMO, Ser T-51, Cl 1A
6.500%, 09/25/43 (A)	221	248
FHLMC CMO, Ser T-54, Cl 2A
6.500%, 02/25/43	151	164
FHLMC CMO, Ser T-54, Cl 3A
7.000%, 02/25/43	484	549
FHLMC CMO, Ser T-57, Cl 1A2
7.000%, 07/25/43	540	615
FHLMC CMO, Ser T-58, Cl 4A
7.500%, 09/25/43	697	835
FHLMC CMO, Ser T-60, Cl 1A2
7.000%, 03/25/44	237	266
FHLMC CMO, Ser T-76, Cl 2A
4.785%, 10/25/37 (A)	351	352
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2009-K003, Cl AAB
4.768%, 05/25/18	342	361
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2010-K008, Cl A1
2.746%, 12/25/19	492	481
FHLMC Multifamily Structured Pass-Through Certificates CMO, Ser 2011-K010, Cl A1
3.320%, 07/25/20	886	890
FHLMC Reference REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/36	334	363
FHLMC-GNMA CMO, Ser 1993-21, Cl L
6.250%, 10/25/23	469	504
FNMA TBA
5.000%, 04/30/37 to 05/01/38	10,250	10,715
4.500%, 04/14/33	1,400	1,425
FNMA
7.500%, 10/01/37 to 04/01/39	1,376	1,591
7.000%, 04/01/32 to 01/01/39	1,543	1,771
6.500%, 05/01/27 to 10/01/38	3,276	3,701
6.000%, 10/01/19 to 07/01/37	15,427	16,971
5.500%, 06/01/20 to 05/01/39	11,363	12,285

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

5.000%, 01/01/20 to 04/01/41	$8,673	$9,126
4.640%, 01/01/21	499	515
4.500%, 11/01/19 to 06/01/35	3,772	3,954
4.369%, 02/01/20	495	509
4.066%, 07/01/20	400	405
3.505%, 09/01/20	992	955
3.500%, 01/01/26 to 02/01/41	20,538	20,085
3.430%, 10/01/20	995	950
FNMA ARM (A)
6.631%, 09/01/36	338	355
6.342%, 10/01/36	59	63
6.308%, 09/01/37	32	34
6.304%, 09/01/36	434	455
6.277%, 09/01/37	102	111
6.270%, 02/01/37	742	789
6.233%, 06/01/36	670	701
6.227%, 11/01/37	342	362
6.200%, 08/01/36	138	149
6.124%, 12/01/36	64	69
6.083%, 07/01/37	520	554
6.063%, 11/01/37	102	110
6.048%, 10/01/37	135	145
6.042%, 09/01/37	54	58
6.038%, 10/01/37	59	64
6.028%, 01/01/37	100	108
6.016%, 07/01/37	117	126
5.980%, 05/01/36	561	589
5.977%, 04/01/37	90	97
5.958%, 09/01/37	322	346
5.957%, 01/01/37	135	146
5.947%, 07/01/37	267	282
5.936%, 03/01/37	76	82
5.929%, 04/01/36	456	488
5.922%, 04/01/37	141	150
5.917%, 07/01/37	196	211
5.879%, 09/01/37	86	93
5.878%, 02/01/37	73	79
5.860%, 11/01/36	271	286
5.857%, 09/01/37	189	203
5.848%, 10/01/37	58	62
5.843%, 12/01/36	294	311
5.752%, 09/01/36	139	147
5.696%, 01/01/23	281	302
5.689%, 10/01/37	94	100
5.684%, 11/01/36	354	373
5.586%, 12/01/36	578	610
5.531%, 02/01/39	256	275
5.500%, 07/01/37	562	599
5.420%, 11/01/37	533	566
4.376%, 03/01/36	363	380
FNMA CMO STRIPS, Ser 2005-360, Cl 2, IO
5.000%, 08/01/35	1,377	303

68	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 1999-11, Cl Z
5.500%, 03/25/29	$455	$492
FNMA CMO, Ser 2000-18, Cl EC, PO
3.910%, 10/25/23	142	126
FNMA CMO, Ser 2001-79, Cl BA
7.000%, 03/25/45	239	275
FNMA CMO, Ser 2001-81, Cl HE
6.500%, 01/25/32	2,212	2,470
FNMA CMO, Ser 2002-33, Cl A2
7.500%, 06/25/32	100	114
FNMA CMO, Ser 2002-81, Cl JO, PO
2.801%, 04/25/32	144	137
FNMA CMO, Ser 2002-95, Cl DB
6.000%, 01/25/33	380	417
FNMA CMO, Ser 2003-131, Cl SK
15.701%, 01/25/34 (A)	246	293
FNMA CMO, Ser 2003-23, Cl PG
5.500%, 01/25/32	451	472
FNMA CMO, Ser 2003-35, Cl EA, PO
3.571%, 05/25/33	198	165
FNMA CMO, Ser 2003-56, Cl AZ
5.500%, 08/25/31	461	489
FNMA CMO, Ser 2003-91, Cl XT
4.500%, 12/25/17	89	89
FNMA CMO, Ser 2004-46, Cl EP, PO
4.298%, 03/25/34	217	192
FNMA CMO, Ser 2004-52, Cl PX, PO
3.590%, 09/25/32	151	142
FNMA CMO, Ser 2004-61, Cl CO, PO
0.824%, 10/25/31	121	120
FNMA CMO, Ser 2004-61, Cl BO, PO
3.990%, 10/25/32	160	146
FNMA CMO, Ser 2004-89, Cl SM
17.156%, 09/25/24 (A)	568	705
FNMA CMO, Ser 2005-106, Cl US
23.652%, 11/25/35 (A)	926	1,326
FNMA CMO, Ser 2005-117, Cl LC
5.500%, 11/25/35	2,060	2,239
FNMA CMO, Ser 2005-118, Cl PN
6.000%, 01/25/32	500	541
FNMA CMO, Ser 2005-58, Cl MA
5.500%, 07/25/35	115	126
FNMA CMO, Ser 2005-72, Cl SB
16.251%, 08/25/35 (A)	297	352
FNMA CMO, Ser 2005-88, Cl QO, PO
6.385%, 11/25/33	25	24
FNMA CMO, Ser 2005-90, Cl ES
16.251%, 10/25/35 (A)	223	265
FNMA CMO, Ser 2006-117, Cl GS, IO
6.401%, 12/25/36 (A)	355	51
FNMA CMO, Ser 2006-118, Cl A2
0.309%, 12/25/36 (A)	267	261
FNMA CMO, Ser 2006-15, Cl OP, PO
2.396%, 03/25/36	152	126

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2006-27, Cl OH, PO
2.994%, 04/25/36	$179	$162
FNMA CMO, Ser 2006-43, Cl VB
6.500%, 10/25/17	330	356
FNMA CMO, Ser 2006-59, Cl CO, PO
13.927%, 08/25/35	24	23
FNMA CMO, Ser 2006-59, Cl QO, PO
4.050%, 01/25/33	152	136
FNMA CMO, Ser 2006-60, Cl DO, PO
4.523%, 04/25/35	181	161
FNMA CMO, Ser 2006-63, Cl ZH
6.500%, 07/25/36	544	624
FNMA CMO, Ser 2006-78, Cl BZ
6.500%, 08/25/36	135	150
FNMA CMO, Ser 2007-100, Cl SM, IO
6.200%, 10/25/37 (A)	720	105
FNMA CMO, Ser 2007-101, Cl A2
0.511%, 06/27/36 (A)	256	254
FNMA CMO, Ser 2007-112, Cl SA, IO
6.200%, 12/25/37 (A)	568	84
FNMA CMO, Ser 2007-114, Cl A6
0.450%, 10/27/37 (A)	200	199
FNMA CMO, Ser 2007-116, Cl HI, IO
6.391%, 01/25/38 (A)	402	36
FNMA CMO, Ser 2007-116, Cl PB
5.500%, 08/25/35	1,000	1,092
FNMA CMO, Ser 2007-27, Cl MA
5.500%, 11/25/29	88	90
FNMA CMO, Ser 2007-29, Cl SG
21.835%, 04/25/37 (A)	90	115
FNMA CMO, Ser 2007-30, Cl MA
4.250%, 02/25/37	1,240	1,280
FNMA CMO, Ser 2007-54, Cl FA
0.650%, 06/25/37 (A)	394	394
FNMA CMO, Ser 2007-65, Cl KI, IO
6.370%, 07/25/37 (A)	735	99
FNMA CMO, Ser 2007-72, Cl EK, IO
6.150%, 07/25/37 (A)	639	83
FNMA CMO, Ser 2007-75, Cl EO, PO
4.621%, 01/25/36	292	268
FNMA CMO, Ser 2007-77, Cl PD
6.000%, 10/25/36	1,000	1,094
FNMA CMO, Ser 2007-77, Cl MH
6.000%, 12/25/36	492	531
FNMA CMO, Ser 2007-83, Cl PC
6.000%, 10/25/33	1,000	1,067
FNMA CMO, Ser 2007-85, Cl SG
15.626%, 09/25/37 (A)	164	188
FNMA CMO, Ser 2008-35, Cl IM, IO
0.642%, 10/25/16 (A)	996	12
FNMA CMO, Ser 2008-4, Cl SD, IO
5.750%, 02/25/38 (A)	1,104	143
FNMA CMO, Ser 2008-95, Cl BA
5.000%, 01/25/24	250	268

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	69

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2009-103, Cl MB
4.000%, 12/25/39	$459	$483
FNMA CMO, Ser 2009-105, Cl CB
6.000%, 12/25/39	843	919
FNMA CMO, Ser 2009-11, Cl LC
4.500%, 03/25/49	497	523
FNMA CMO, Ser 2009-31, Cl A2
4.287%, 07/25/19	651	665
FNMA CMO, Ser 2009-52, Cl PI, IO
5.000%, 07/25/39	563	84
FNMA CMO, Ser 2009-66, Cl KE
4.000%, 09/25/39	947	981
FNMA CMO, Ser 2009-70, Cl CO, PO
3.549%, 01/25/37	402	345
FNMA CMO, Ser 2009-71, Cl JT
6.000%, 06/25/36	232	253
FNMA CMO, Ser 2009-78, Cl J
5.000%, 09/25/19	701	751
FNMA CMO, Ser 2009-84, Cl WS, IO
5.650%, 10/25/39 (A)	483	55
FNMA CMO, Ser 2009-86, Cl OT, PO
3.630%, 10/25/37	349	290
FNMA CMO, Ser 2009-86, Cl BO, PO
4.622%, 03/25/37	2,748	2,394
FNMA CMO, Ser 2009-86, Cl IP, IO
5.500%, 10/25/39	321	64
FNMA CMO, Ser 2009-86, Cl UI, IO
4.000%, 10/25/14	1,396	122
FNMA CMO, Ser 2009-93, Cl PD
4.500%, 09/25/39	308	313
FNMA CMO, Ser 2009-99, Cl SC, IO
5.930%, 12/25/39 (A)	544	69
FNMA CMO, Ser 2009-99, Cl WA
6.286%, 12/25/39 (A)	423	467
FNMA CMO, Ser 2009-M2, Cl A3
4.001%, 01/25/19	680	676
FNMA CMO, Ser 2010-1, Cl WA
6.130%, 02/25/40 (A)	198	219
FNMA CMO, Ser 2010-15, Cl KA
4.000%, 03/25/39	456	470
FNMA CMO, Ser 2010-16, Cl WA
6.428%, 03/25/40 (A)	213	236
FNMA CMO, Ser 2010-23, Cl KS, IO
6.851%, 02/25/40 (A)	825	120
FNMA CMO, Ser 2010-35, Cl SB, IO
6.171%, 04/25/40 (A)	667	90
FNMA CMO, Ser 2010-39, Cl OT, PO
3.858%, 10/25/35	190	165
FNMA CMO, Ser 2010-45, Cl BD
4.500%, 11/25/38	500	502
FNMA CMO, Ser 2010-64, Cl DM
5.000%, 06/25/40	441	466
FNMA CMO, Ser 2010-68, Cl SA, IO
4.750%, 07/25/40 (A)	1,432	150

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA CMO, Ser 2010-9, Cl MB
5.000%, 05/25/32	$134	$143
FNMA CMO, Ser 2010-M1, Cl A2
4.450%, 09/25/19	228	234
FNMA CMO, Ser 2010-M3, Cl A3
4.332%, 03/25/20 (A)	1,049	1,056
FNMA Grantor Trust CMO, Ser 2001- T10, Cl A1
7.000%, 12/25/41	771	866
FNMA Grantor Trust CMO, Ser 2001- T10, Cl A2
7.500%, 12/25/41	472	533
FNMA Grantor Trust CMO, Ser 2001- T7, Cl A1
7.500%, 02/25/41	93	107
FNMA Grantor Trust CMO, Ser 2002- T1, Cl A1
6.500%, 11/25/31	581	673
FNMA Grantor Trust CMO, Ser 2002- T6, Cl A2
7.500%, 10/25/41	139	158
FNMA Grantor Trust CMO, Ser 2002- T16, Cl A3
7.500%, 07/25/42	78	91
FNMA Grantor Trust CMO, Ser 2002- T18, Cl A4
7.500%, 08/25/42	78	91
FNMA Grantor Trust CMO, Ser 2002- T19, Cl A2
7.000%, 07/25/42	490	583
FNMA Grantor Trust CMO, Ser 2004- T3, Cl 1A3
7.000%, 02/25/44	466	543
FNMA TBA
6.000%, 04/25/4	7,370	8,015
3.500%, 04/15/26 to 04/25/26	6,230	6,247
FNMA Whole Loan CMO, Ser 2002-W6, Cl 2SI, IO
7.838%, 06/25/42 (A)	570	92
FNMA Whole Loan CMO, Ser 2003-W1, Cl 2A
7.500%, 12/25/42 (A)	303	345
FNMA Whole Loan CMO, Ser 2003- W12, Cl 1A8
4.550%, 06/25/43	371	388
FNMA Whole Loan CMO, Ser 2003-W8, Cl 2A
7.000%, 10/25/42	407	485
FNMA Whole Loan CMO, Ser 2004-W1, Cl 2A2
7.000%, 12/25/33	631	732
FNMA Whole Loan CMO, Ser 2004-W2, Cl 2A2
7.000%, 02/25/44	771	918

70	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA Whole Loan CMO, Ser 2005-W3, Cl 2AF
0.470%, 03/25/45 (A)	$349	$346
FNMA Whole Loan CMO, Ser 2006-W1, Cl 1A3
7.500%, 12/25/45	386	448
FNMA Whole Loan CMO, Ser 2006-W2, Cl 1AF1
0.470%, 02/25/36 (A)	359	356
FNMA Whole Loan CMO, Ser 2007-W1, Cl 1AF1
0.510%, 11/25/46 (A)	531	526
GNMA
7.500%, 10/15/37	374	430
7.000%, 09/15/31	119	137
6.500%, 12/15/32 to 12/15/35	1,901	2,130
4.500%, 11/15/39	3,650	3,772
3.500%, 10/20/40 to 03/20/41	2,741	2,615
GNMA TBA
4.000%, 04/15/41 to 05/15/41	312	311
3.500%, 04/15/41 to 06/15/41	9,566	9,141
GNMA ARM (A)
3.500%, 02/20/34 to 01/20/41	1,022	1,061
3.000%, 02/20/41	188	189
GNMA CMO, Ser 1999-47, Cl Z
7.500%, 12/20/29	605	702
GNMA CMO, Ser 2001-61, Cl Z
6.500%, 12/20/31	911	1,012
GNMA CMO, Ser 2003-79, Cl PV
5.500%, 10/20/23	169	185
GNMA CMO, Ser 2003-97, Cl SA, IO
6.297%, 11/16/33 (A)	664	92
GNMA CMO, Ser 2004-11, Cl SX
16.737%, 02/20/34 (A)	37	49
GNMA CMO, Ser 2004-28, Cl SV
8.746%, 04/20/34 (A)	431	469
GNMA CMO, Ser 2004-34, Cl JO, PO
1.570%, 02/20/34	132	128
GNMA CMO, Ser 2004-71, Cl ST
7.000%, 09/20/34 (A)	207	216
GNMA CMO, Ser 2004-85, Cl PO, PO
1.839%, 01/17/33	72	69
GNMA CMO, Ser 2004-87, Cl SB
7.381%, 03/17/33 (A)	329	321
GNMA CMO, Ser 2005-78, Cl A
5.000%, 07/16/33	1,885	2,019
GNMA CMO, Ser 2005-92, Cl PB
6.000%, 12/20/35	400	434
GNMA CMO, Ser 2006-34, Cl PO, PO
3.321%, 07/20/36	112	102
GNMA CMO, Ser 2006-38, Cl SG, IO
6.397%, 09/20/33 (A)	717	68
GNMA CMO, Ser 2007-9, Cl CI, IO
5.947%, 03/20/37 (A)	766	88

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2007-17, Cl AF
0.453%, 04/16/37 (A)	$566	$560
GNMA CMO, Ser 2007-26, Cl SW, IO
5.947%, 05/20/37 (A)	978	115
GNMA CMO, Ser 2007-27, Cl SD, IO
5.947%, 05/20/37 (A)	554	66
GNMA CMO, Ser 2007-72, Cl US, IO
6.297%, 11/20/37 (A)	369	44
GNMA CMO, Ser 2007-78, Cl SA, IO
6.276%, 12/16/37 (A)	3,328	512
GNMA CMO, Ser 2007-82, Cl SA, IO
6.276%, 12/20/37 (A)	494	59
GNMA CMO, Ser 2008-10, Cl S, IO
5.577%, 02/20/38 (A)	758	94
GNMA CMO, Ser 2008-29, Cl PO, PO
2.740%, 02/17/33	168	149
GNMA CMO, Ser 2008-33, Cl XS, IO
7.446%, 04/16/38 (A)	356	51
GNMA CMO, Ser 2008-55, Cl SA, IO
5.947%, 06/20/38 (A)	868	100
GNMA CMO, Ser 2009-6, Cl SH, IO
5.786%, 02/20/39 (A)	598	69
GNMA CMO, Ser 2009-14, Cl KI, IO
6.500%, 03/20/39	485	76
GNMA CMO, Ser 2009-24, Cl DS, IO
6.046%, 03/20/39 (A)	1,310	146
GNMA CMO, Ser 2009-25, Cl SE, IO
7.346%, 09/20/38 (A)	614	91
GNMA CMO, Ser 2009-43, Cl SA, IO
5.696%, 06/20/39 (A)	724	77
GNMA CMO, Ser 2009-44, Cl MV
6.000%, 04/20/20	1,757	1,930
GNMA CMO, Ser 2009-65, Cl TS, IO
6.146%, 12/20/38 (A)	1,145	119
GNMA CMO, Ser 2009-65, Cl IQ, IO
6.000%, 12/20/38	286	36
GNMA CMO, Ser 2009-66, Cl XS, IO
6.547%, 07/16/39 (A)	7,006	951
GNMA CMO, Ser 2009-67, Cl SA, IO
5.797%, 08/16/39 (A)	504	56
GNMA CMO, Ser 2009-75, Cl MN
5.500%, 09/20/39	500	534
GNMA CMO, Ser 2009-79, Cl OK, PO
3.546%, 11/16/37	608	528
GNMA CMO, Ser 2009-106, Cl AS, IO
6.146%, 11/16/39 (A)	800	96
GNMA CMO, Ser 2009-83, Cl TS, IO
5.847%, 08/20/39 (A)	876	94
GNMA CMO, Ser 2010-4, Cl NS, IO
6.136%, 01/16/40 (A)	7,202	913
GNMA CMO, Ser 2010-14, Cl CO, PO
3.821%, 08/20/35	125	93
GNMA CMO, Ser 2010-157, Cl OP, PO
4.105%, 12/20/40	496	376

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	71

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2010-47, Cl PX, IO
6.447%, 06/20/37 (A)	$1,220	$175
NCUA Guaranteed Notes CMO, Ser 2010-C1, Cl APT
2.650%, 10/29/20	1,226	1,206
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.709%, 10/07/20 (A)	2,848	2,852
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 1A
0.629%, 11/06/17 (A)	2,850	2,851
NCUA Guaranteed Notes CMO, Ser 2010-R2, Cl 2A
0.729%, 11/05/20 (A)	1,496	1,495
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.659%, 02/06/20 (A)	1,908	1,907

		306,726

Non-Agency Mortgage-Backed Obligations — 12.5%
AAM ACE Resecuritization Trust, Ser 2011-1, Cl A20
0.448%, 02/02/37 (A) (B)	306	288
American General Mortgage Loan Trust, Ser 2009-1, Cl A5
5.750%, 09/25/48 (A) (B)	200	203
American General Mortgage Loan Trust, Ser 2009-1, Cl A7
5.750%, 09/25/48 (A) (B)	300	305
American General Mortgage Loan Trust, Ser 2009-1, Cl A4
5.750%, 09/25/48 (A) (B)	325	332
American General Mortgage Loan Trust, Ser 2010-1A, Cl A1
5.650%, 03/25/58 (A) (B)	232	239
American Home Mortgage Investment Trust, Ser 2004-4, Cl 4A
2.678%, 02/25/45 (A)	1,266	1,155
Americold Trust, Ser 2010-ARTA, Cl A1
3.847%, 01/14/29 (B)	503	510
ASG Resecuritization Trust, Ser 2009- 2, Cl A55
5.423%, 05/24/36 (A) (B)	301	308
ASG Resecuritization Trust, Ser 2009- 2, Cl G60
5.410%, 05/24/36 (A) (B)	100	101
ASG Resecuritization Trust, Ser 2009- 3, Cl A65
5.594%, 03/26/37 (A) (B)	988	1,001
ASG Resecuritization Trust, Ser 2010- 3, Cl 2A22
0.440%, 10/28/36 (A) (B)	196	190
Asset Securitization, Ser 1996-D3, Cl A2
7.046%, 10/13/26 (A)	61	61

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Alternative Loan Trust, Ser 2003-11, Cl 1A1
6.000%, 01/25/34	$188	$189
Banc of America Alternative Loan Trust, Ser 2003-11, Cl 2A1
6.000%, 01/25/34	420	420
Banc of America Alternative Loan Trust, Ser 2003-7, Cl 2A4
5.000%, 09/25/18	203	207
Banc of America Alternative Loan Trust, Ser 2003-9, Cl 1CB2
5.500%, 11/25/33	240	246
Banc of America Alternative Loan Trust, Ser 2004-1, Cl 5A1
5.500%, 02/25/19	114	116
Banc of America Alternative Loan Trust, Ser 2004-8, Cl 3A1
5.500%, 09/25/19	153	157
Banc of America Commercial Mortgage Securities, Ser 2002-PB2, Cl B
6.309%, 06/11/35	145	149
Banc of America Commercial Mortgage Securities, Ser 2005-3, Cl A4
4.668%, 07/10/43	100	105
Banc of America Commercial Mortgage, Ser 2002-2, Cl B
5.271%, 07/11/43	111	114
Banc of America Commercial Mortgage, Ser 2002-PB2, Cl A4
6.186%, 06/11/35	1,051	1,077
Banc of America Commercial Mortgage, Ser 2004-6, Cl A3
4.512%, 12/10/42	149	151
Banc of America Commercial Mortgage, Ser 2005-2, Cl A5
4.857%, 07/10/43 (A)	1,260	1,345
Banc of America Commercial Mortgage, Ser 2005-3, Cl AM
4.727%, 07/10/43	300	307
Banc of America Commercial Mortgage, Ser 2005-4, Cl A5A
4.933%, 07/10/45	693	733
Banc of America Commercial Mortgage, Ser 2005-5, Cl A4
5.115%, 10/10/45 (A)	100	107
Banc of America Commercial Mortgage, Ser 2006-3, Cl A4
5.889%, 07/10/44 (A)	465	503
Banc of America Commercial Mortgage, Ser 2006-4, Cl A4
5.634%, 07/10/46	225	242
Banc of America Commercial Mortgage, Ser 2006-6, Cl A4
5.356%, 10/10/45	824	867

72	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2004-3, Cl 1A7
5.500%, 10/25/34	$62	$62
Banc of America Funding, Ser 2004-C, Cl 1A1
5.033%, 12/20/34 (A)	114	116
Banc of America Funding, Ser 2010- R11A, Cl 1A6
5.457%, 08/26/35 (A) (B)	232	243
Banc of America Mortgage Securities, Ser 2003-3, Cl 2A1
0.806%, 05/25/18 (A)	157	152
Banc of America Mortgage Securities, Ser 2003-6, Cl 2A1
0.706%, 08/25/18 (A)	70	67
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A23
4.500%, 04/25/34	29	28
Banc of America Mortgage Securities, Ser 2004-3, Cl 3A1
5.000%, 04/25/19	115	117
Banc of America Mortgage Securities, Ser 2004-3, Cl 1A26
5.500%, 04/25/34	200	205
Banc of America Mortgage Securities, Ser 2004-5, Cl 4A1
4.750%, 06/25/19	173	177
BCAP Trust, Ser 2009-RR5, Cl 8A1
5.500%, 11/26/34 (B)	686	697
BCAP Trust, Ser 2009-RR10, Cl 17A1
5.750%, 06/26/37 (B)	296	297
BCAP Trust, Ser 2009-RR13, Cl 11A1
5.250%, 05/26/37 (A) (B)	119	121
BCAP Trust, Ser 2009-RR13, Cl 17A2
5.500%, 04/26/37 (A) (B)	206	215
BCAP Trust, Ser 2010-RR5, Cl 2A5
5.186%, 04/26/37 (A) (B)	386	383
BCAP Trust, Ser 2010-RR6, Cl 5A1
5.500%, 11/26/37 (A) (B)	164	163
BCAP Trust, Ser 2010-RR7, Cl 1A5
3.051%, 04/26/35 (A) (B)	165	166
BCAP Trust, Ser 2010-RR7, Cl 2A1
5.104%, 07/26/45 (A) (B)	455	454
BCAP Trust, Ser 2010-RR7, Cl 15A1
1.061%, 01/26/36 (A) (B)	249	241
BCAP Trust, Ser 2010-RR7, Cl 16A1
0.992%, 02/26/47 (A) (B)	84	80
BCAP Trust, Ser 2010-RR12, Cl 2A5
4.500%, 01/26/36 (A) (B)	240	241
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
5.138%, 05/25/34 (A)	157	163
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-5, Cl A1
2.290%, 08/25/35 (A)	222	213

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	$16	$16
Bear Stearns Commercial Mortgage Securities, Ser 2002-PBW1, Cl A2
4.720%, 11/11/35 (A)	132	136
Bear Stearns Commercial Mortgage Securities, Ser 2002-TOP8, Cl A2
4.830%, 08/15/38	65	67
Bear Stearns Commercial Mortgage Securities, Ser 2003-T12, Cl A3
4.240%, 08/13/39 (A)	35	36
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR7, Cl A2
4.945%, 02/11/41	199	203
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.149%, 10/12/42 (A)	1,505	1,621
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW11, Cl A
5.452%, 03/11/39 (A)	100	109
Chase Mortgage Finance, Ser 2003- S15, Cl 2A10
0.700%, 01/25/34 (A)	89	89
Chase Mortgage Finance, Ser 2003-S9, Cl AP, PO
7.376%, 10/25/18	119	102
Chase Mortgage Finance, Ser 2007-A1, Cl 2A1
2.887%, 02/25/37 (A)	158	159
Chase Mortgage Finance, Ser 2007-A1, Cl 9A1
3.597%, 02/25/37 (A)	94	95
Chase Mortgage Finance, Ser 2007-A2, Cl 1A1
2.884%, 07/25/37 (A)	187	180
Citicorp Mortgage Securities, Ser 2003- 6, Cl 1A2
4.500%, 05/25/33	40	41
Citigroup Commercial Mortgage Trust, Ser 2005-C3, Cl AM
4.830%, 05/15/43 (A)	120	124
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 2A11
5.500%, 05/25/35	153	153
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 1A1A
5.326%, 11/25/38 (A)	318	318
Citigroup Mortgage Loan Trust, Ser 2010-7, Cl 10A1
2.739%, 02/25/35 (A) (B)	132	131
Citigroup, Ser 2005-CD1, Cl AM
5.222%, 07/15/44 (A)	265	280

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	73

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup, Ser 2006-CD2, Cl X, IO
0.079%, 01/15/46 (A) (B)	$18,231	$47
Commercial Mortgage Asset Trust, Ser 1999-C1, Cl A4
6.975%, 01/17/32 (A)	680	712
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2a, Cl B
6.304%, 07/16/34 (B)	393	395
Commercial Mortgage Pass-Through Certificates, Ser 2001-J2A, Cl A2
6.096%, 07/16/34 (B)	53	53
Commercial Mortgage Pass-Through Certificates, Ser 2004-LB4A, Cl A5
4.840%, 10/15/37	441	464
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-34, Cl A6
5.250%, 09/25/33	237	241
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-39, Cl A6
5.000%, 10/25/33	291	285
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J13, Cl 1A7
5.250%, 01/25/34	512	531
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-J7, Cl 4A3
9.451%, 08/25/18 (A)	69	71
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/19	209	216
Credit Suisse First Boston Mortgage Securities, Ser 2002-CP3, Cl A3
5.603%, 07/15/35	72	75
Credit Suisse First Boston Mortgage Securities, Ser 2003-27, Cl 5A3
5.250%, 11/25/33	365	382
Credit Suisse First Boston Mortgage Securities, Ser 2003-29, Cl 5A1
7.000%, 12/25/33	146	149
Credit Suisse First Boston Mortgage Securities, Ser 2003-C4, Cl B
5.253%, 08/15/36 (A)	236	245
Credit Suisse First Boston Mortgage Securities, Ser 2003-CPN1, Cl B
4.723%, 03/15/35	126	131
Credit Suisse First Boston Mortgage Securities, Ser 2005-C3, Cl AM
4.730%, 07/15/37	188	192
Credit Suisse Mortgage Capital Certificates, Ser 2006-C2, Cl A3
5.659%, 03/15/39 (A)	364	391
Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Cl A3
5.825%, 06/15/38 (A)	263	285

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Credit Suisse Mortgage Capital Certificates, Ser 2006-C5, Cl A3
5.311%, 12/15/39	$1,500	$1,575
Credit Suisse Mortgage Capital Certificates, Ser 2007-C2, Cl A2
5.448%, 01/15/49 (A)	205	208
Credit Suisse Mortgage Capital Certificates, Ser 2009-12R, Cl 7A1
5.500%, 10/27/35 (B)	90	90
Credit Suisse Mortgage Capital Certificates, Ser 2010-11R, Cl A1
1.260%, 06/28/47 (A) (B)	300	298
Credit Suisse Mortgage Capital Certificates, Ser 2010-12R, Cl 14A1
4.500%, 09/26/46 (A) (B)	226	224
Credit Suisse Mortgage Capital Certificates, Ser 2010-15R, Cl 7A1
5.340%, 10/26/37 (A) (B)	109	111
Credit Suisse Mortgage Capital Certificates, Ser 2010-16, Cl A3
4.030%, 06/25/50 (A) (B)	100	96
Credit Suisse Mortgage Capital Certificates, Ser 2010-1R, Cl 26A1
4.750%, 05/27/37 (B)	260	264
CS First Boston Mortgage Securities, Ser 2002-CKS4, Cl A2
5.183%, 11/15/36	433	448
CS First Boston Mortgage Securities, Ser 2002-CP5, Cl A2
4.940%, 12/15/35	376	392
CS First Boston Mortgage Securities, Ser 2003-29, Cl 8A1
6.000%, 11/25/18	198	203
CS First Boston Mortgage Securities, Ser 2003-AR24, Cl 2A4
2.756%, 10/25/33 (A)	1,281	1,148
CS First Boston Mortgage Securities, Ser 2005-C1, Cl A3
4.813%, 02/15/38	723	740
CS First Boston Mortgage Securities, Ser 2005-C2, Cl A4
4.832%, 04/15/37	290	304
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/48	215	223
DBUBS Mortgage Trust, Ser 2011- LC1A, Cl A1
3.742%, 11/10/46 (B)	629	637
Deutsche ALT-A Securities Alternate Loan Trust, Ser 2005-1, Cl 2A1
5.602%, 02/25/20 (A)	123	125
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/22 (B)	711	736

74	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Extended Stay America Trust, Ser 2010-ESHA, Cl A
2.951%, 11/05/27 (B)	$193	$190
FDIC Structured Sale Guaranteed Notes, Ser 2010-C1, Cl A
2.980%, 12/06/20 (B)	381	380
First Horizon Asset Securities, Ser 2003-8, Cl 2A1
4.500%, 09/25/18	224	229
First Union National Bank Commercial Mortgage, Ser 2001-C4, Cl B
6.417%, 12/12/33	132	135
GE Capital Assurance, Ser 2003-1, Cl A4
5.254%, 05/12/35 (A) (B)	989	1,043
GE Capital Commercial Mortgage, Ser 2002-1A, Cl A3
6.269%, 12/10/35	1,457	1,503
GE Capital Commercial Mortgage, Ser 2002-2A, Cl A3
5.349%, 08/11/36	1,315	1,366
GE Capital Commercial Mortgage, Ser 2002-3A, Cl A2
4.996%, 12/10/37	2,000	2,082
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl A2
6.700%, 04/15/34	41	41
GMAC Commercial Mortgage Securities, Ser 2001-C2, Cl B
6.790%, 04/15/34	53	53
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl B
5.488%, 05/10/40 (A)	241	255
GMAC Commercial Mortgage Securities, Ser 2003-C2, Cl D
5.488%, 05/10/40 (A)	94	98
GMAC Commercial Mortgage Securities, Ser 2003-C3, Cl A4
5.023%, 04/10/40	179	190
GMAC Commercial Mortgage Securities, Ser 2004-C2, Cl A4
5.301%, 08/10/38 (A)	445	475
GMAC Mortgage Loan Trust, Ser 2003- AR1, Cl A4
3.403%, 10/19/33 (A)	259	259
GMAC Mortgage Loan Trust, Ser 2003- GH2, Cl A4
5.000%, 10/25/33	215	215
GMAC Mortgage Loan Trust, Ser 2003- J7, Cl A7
5.000%, 11/25/33	360	360
GMAC Mortgage Loan Trust, Ser 2004- J5, Cl A7
6.500%, 01/25/35	272	282

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GMAC Mortgage Loan Trust, Ser 2004- J6, Cl 1A1
5.000%, 01/25/20	$164	$166
GMAC Mortgage Loan Trust, Ser 2010- 1, Cl A
4.250%, 07/25/40 (B)	55	56
Greenwich Capital Commercial Funding, Ser 2002-C1, Cl A4
4.948%, 01/11/35	1,340	1,393
Greenwich Capital Commercial Funding, Ser 2003-C1, Cl B
4.229%, 07/05/35	156	160
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A6
5.135%, 06/10/36 (A)	184	187
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (A) (C)	1,505	1,611
Greenwich Capital Commercial Funding, Ser 2004-GG1, Cl A5
4.883%, 06/10/36	117	118
Greenwich Capital Commercial Funding, Ser 2005-GG3, Cl AAB
4.619%, 08/10/42	604	624
Greenwich Capital Commercial Funding, Ser 2005-GG5, Cl A5
5.224%, 04/10/37 (A)	673	717
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
5.883%, 07/10/38 (A)	2,763	3,023
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	1,900	2,011
GS Mortgage Securities, Ser 2001-GC3, Cl A2
3.645%, 03/10/44	264	265
GS Mortgage Securities, Ser 2001-GC3, Cl A4
4.753%, 03/10/44	176	177
GS Mortgage Securities II, Ser 2001- GL3A, Cl A2
6.449%, 08/05/18 (A) (B)	134	137
GS Mortgage Securities II, Ser 2005- GG4, Cl A4A
4.751%, 07/10/39 (C)	514	541
GS Mortgage Securities II, Ser 2006- GG6, Cl A4
5.553%, 04/10/38 (A)	432	463
GS Mortgage Securities II, Ser 2006- GG8, Cl X, IO
0.629%, 11/10/39 (A) (B)	3,900	88
GS Mortgage Securities II, Ser 2010- C2, Cl A1
3.849%, 12/10/43 (B)	276	280

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	75

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2010- C2, Cl A2
5.162%, 12/10/43 (A) (B)	$220	$228
GSR Mortgage Loan Trust, Ser 2003- 13, Cl 1A1
4.459%, 10/25/33 (A)	670	684
GSR Mortgage Loan Trust, Ser 2004- 8F, Cl 2A3
6.000%, 09/25/34	234	246
GSR Mortgage Loan Trust, Ser 2005- 5F, Cl 2A3
5.500%, 06/25/35	140	140
GSR Mortgage Loan Trust, Ser 2005- 5F, Cl 8A3
0.749%, 06/25/35 (A)	167	163
GSR Mortgage Loan Trust, Ser 2007- 1F, Cl 2A4
5.500%, 01/25/37	50	48
Homestar Mortgage Acceptance, Ser 2004-5, Cl A1
0.712%, 10/25/34 (A)	1,783	1,592
Impac Funding, Ser 2010-1, Cl A1
5.314%, 01/25/51 (B)	742	753
Impac Secured Assets CMN Owner Trust, Ser 2003-2, Cl A1
5.500%, 08/25/33	159	165
Impac Secured Assets CMO Owner Trust, Ser 2006-2, Cl 2A1
0.600%, 08/25/36 (A)	223	197
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl D
6.847%, 04/15/35 (A)	134	135
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl A3
6.429%, 04/15/35	492	494
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB3, Cl A3
6.465%, 11/15/35	166	168
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C1, Cl A3
5.376%, 07/12/37	137	142
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl B
5.211%, 12/12/34 (A)	46	48
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-C2, Cl A2
5.050%, 12/12/34	189	197
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB4, Cl C
6.450%, 05/12/34 (A)	192	197
JPMorgan Chase Commercial Mortgage Securities, Ser 2002-CIB5, Cl A2
5.161%, 10/12/37	97	101

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2003-C1, Cl A1
4.275%, 01/12/37	$120	$123
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-CB6, Cl A1
4.393%, 07/12/37	54	55
JPMorgan Chase Commercial Mortgage Securities, Ser 2003-PM1A, Cl A4
5.326%, 08/12/40 (A)	179	190
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-CB9, Cl A2
5.108%, 06/12/41 (A)	133	133
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-LN2, Cl A2
5.115%, 07/15/41	212	223
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.280%, 01/12/43 (A)	288	307
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP2, Cl A3A
4.678%, 07/15/42	188	194
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP4, Cl A4
4.918%, 10/15/42 (A)	103	109
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A4
5.202%, 12/15/44 (A)	169	181
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl A4
5.481%, 12/12/44 (A)	241	256
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB15, Cl X1, IO
0.082%, 06/12/43 (A)	14,375	102
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A3
5.336%, 05/15/47	128	134
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl A2
5.134%, 05/15/47	126	129
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	1,200	1,265
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl ASB
5.818%, 06/15/49 (A)	264	279
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl A4
5.882%, 02/15/51 (A)	1,485	1,590
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3
5.420%, 01/15/49	855	902
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl A3S
5.317%, 01/15/49	435	442

76	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

JPMorgan Chase Commercial Mortgage Securities, Ser 2009-IWST, Cl A2
5.633%, 12/05/27 (B)	$550	$593
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-C1, Cl A1
3.853%, 06/15/43 (B)	787	805
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl A2
4.311%, 08/05/32 (B)	520	499
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl A4
4.717%, 02/15/46 (B)	402	403
JPMorgan Commercial Mortgage Finance, Ser 2000-C10, Cl C
7.717%, 08/15/32 (A)	33	33
JPMorgan Mortgage Trust, Ser 2004- A3, Cl 4A1
4.290%, 07/25/34 (A)	70	70
JPMorgan Mortgage Trust, Ser 2004- A4, Cl 1A1
4.533%, 09/25/34 (A)	92	94
JPMorgan Mortgage Trust, Ser 2005- A1, Cl 5A1
4.485%, 02/25/35 (A)	64	65
JPMorgan Mortgage Trust, Ser 2006- A2, Cl 4A1
2.927%, 08/25/34 (A)	640	636
JPMorgan Mortgage Trust, Ser 2006- A3, Cl 6A1
2.994%, 08/25/34 (A)	347	321
JPMorgan Reremic, Ser 2010-4, Cl 7A1
4.300%, 08/26/35 (A) (B)	174	175
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A3
5.918%, 07/15/44 (A)	129	136
LB Commercial Conduit Mortgage Trust, Ser 2007-C3, Cl A4
5.928%, 07/15/44 (A)	325	348
LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Cl A4
5.594%, 06/15/31	113	117
LB-UBS Commercial Mortgage Trust, Ser 2002-C4, Cl A4
4.563%, 09/15/26	60	61
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A5
4.628%, 10/15/29	101	105
LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A4
4.742%, 02/15/30	133	140
LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Cl A4
4.998%, 04/15/30	374	382

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2005-C5, Cl A4
4.954%, 09/15/30	$285	$304
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.102%, 02/15/41 (A) (B)	8,861	89
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl A4
5.156%, 02/15/31	200	214
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
5.876%, 06/15/38 (A)	125	137
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AAB
5.403%, 02/15/40	64	67
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl A3
5.398%, 02/15/40	40	41
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A3
5.933%, 07/15/40	481	503
LVII Resecuritization Trust, Ser 2009-1, Cl A1
5.949%, 11/27/37 (A) (B)	36	38
LVII Resecuritization Trust, Ser 2009-2, Cl A4
3.000%, 09/27/37 (A) (B)	246	246
LVII Resecuritization Trust, Ser 2009-2, Cl A3
3.000%, 09/27/37 (A) (B)	153	153
Master Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.899%, 11/21/34 (A)	349	349
Master Alternative Loans Trust, Ser 2003-9, Cl 2A1
6.000%, 12/25/33	221	222
Master Asset Securitization Trust, Ser 2003-2, Cl 1A1
5.000%, 03/25/18	73	75
Master Resecuritization Trust, Ser 2005, Cl PO, PO
8.893%, 05/28/35 (B)	136	93
Master Seasoned Securities Trust, Ser 2004-2, Cl A2
6.500%, 08/25/32	677	702
MASTR Asset Securitization Trust, Ser 2003-3, Cl 3A18
5.500%, 04/25/33	153	154
Merrill Lynch Mortgage Investors, Ser 2003-A4, Cl 2A
2.866%, 07/25/33 (A)	70	72
Merrill Lynch Mortgage Investors, Ser 2004-A1, Cl 4A
5.273%, 02/25/34 (A)	748	728

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	77

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch Mortgage Trust, Ser 2005-CIP1, Cl A3A
4.949%, 07/12/38 (A)	$127	$128
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.241%, 11/12/37 (A)	225	242
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl AJ
5.331%, 01/12/44 (A)	120	119
Merrill Lynch Mortgage Trust, Ser 2006-C1, Cl A4
5.659%, 05/12/39 (A)	150	163
Merrill Lynch, Ser 2007-7, Cl A4
5.744%, 06/12/50 (A)	810	846
Merrill Lynch/Countrywide Commercial Mortgage, Ser 2006-4, Cl A3
5.172%, 12/12/49 (A)	1,400	1,469
MLCC Mortgage Investors, Ser 2004-A, Cl A2
0.710%, 04/25/29 (A)	102	96
Morgan Stanley Capital I, Ser 2004-IQ8, Cl A4
4.900%, 06/15/40	427	437
Morgan Stanley Capital I, Ser 2004-T13, Cl A3
4.390%, 09/13/45	97	100
Morgan Stanley Capital I, Ser 2004-T15, Cl A3
5.030%, 06/13/41	69	71
Morgan Stanley Capital I, Ser 2005-HQ5, Cl AAB
5.037%, 01/14/42	103	107
Morgan Stanley Capital I, Ser 2005-HQ7, Cl AAB
5.179%, 11/14/42 (A)	58	61
Morgan Stanley Capital I, Ser 2005-T17, Cl A4
4.520%, 12/13/41	35	35
Morgan Stanley Capital I, Ser 2005-T19, Cl A4A
4.890%, 06/12/47	1,285	1,367
Morgan Stanley Capital I, Ser 2006-HQ8, Cl AM
5.451%, 03/12/44 (A)	134	142
Morgan Stanley Capital I, Ser 2006-IQ12, Cl ANM
5.310%, 12/15/43	312	314
Morgan Stanley Capital I, Ser 2006-T21, Cl A4
5.162%, 10/12/52 (A)	300	320
Morgan Stanley Capital I, Ser 2007-HQ13, Cl A1
5.357%, 12/15/44	124	128

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I, Ser 2007-IQ14, Cl AAB
5.654%, 04/15/49 (A)	$83	$87
Morgan Stanley Capital I, Ser 2007-IQ16, Cl A4
5.809%, 12/12/49	846	914
Morgan Stanley Capital I, Ser 2007-T27, Cl A4
5.650%, 06/11/42 (A)	100	110
Morgan Stanley Capital I, Ser 2009-IO, Cl A1
3.000%, 07/17/56	140	141
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	157	158
Morgan Stanley Dean Witter Capital I, Ser 2002-HQ, Cl B
6.640%, 04/15/34	111	115
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl A2
4.920%, 03/12/35	306	321
Morgan Stanley Dean Witter Capital I, Ser 2003-HQ2, Cl B
5.040%, 03/12/35	111	116
Morgan Stanley Reremic Trust, Ser 2010-HQ4B, Cl A7A
4.970%, 04/16/40 (B)	250	264
Nomura Asset Securities, Ser 1998-D6, Cl A2
7.046%, 03/15/30 (A)	406	441
Prime Mortgage Trust, Ser 2004-CL1, Cl 1PO, PO
17.191%, 02/25/34	59	43
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/34	131	138
Prudential Mortgage Capital Funding, Ser 2001-ROCK, Cl B
6.760%, 05/10/34	144	144
RBSSP Resecuritization Trust, Ser 2010-4, Cl 12A1
4.500%, 03/26/21 (B)	251	252
RBSSP Resecuritization Trust, Ser 2010-9, Cl 7A5
4.000%, 05/26/37 (A) (B)	250	248
Residential Accredit Loans, Ser 2003-QS15, Cl A7
5.500%, 08/25/33	216	212
Residential Accredit Loans, Ser 2003-QS18, Cl A1
5.000%, 09/25/18	210	217
Residential Accredit Loans, Ser 2004-QA7, Cl A4
5.500%, 05/25/34	286	250

78	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Asset Mortgage Products, Ser 2004-SL1, Cl A8
6.500%, 11/25/31	$755	$764
Residential Asset Securitization Trust, Ser 2002-A13, Cl A4
5.250%, 12/25/17	139	142
Residential Asset Securitization Trust, Ser 2003-A5, Cl A1
5.500%, 06/25/33	154	157
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.796%, 12/25/34 (A)	945	940
Salomon Brothers Mortgage Securities VII, Ser 2000-C2, Cl C
7.727%, 07/18/33 (A)	36	36
Salomon Brothers Mortgage Securities VII, Ser 2001-C2, Cl A3
6.499%, 11/13/36	251	254
Salomon Brothers Mortgage Securities VII, Ser 2002-KEY2, Cl A2
4.467%, 03/18/36	37	37
Salomon Brothers Mortgage Securities VII, Ser 2003-HYB1, Cl A
3.202%, 09/25/33 (A)	219	221
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/40 (A)	106	107
Sequoia Mortgage Trust, Ser 2011-1, Cl A1
4.125%, 02/25/41 (A)	123	123
Structured Asset Securities, Ser 2003-16, Cl A3
0.749%, 06/25/33 (A)	199	193
Structured Asset Securities, Ser 2003-24A, Cl 3A2
2.528%, 07/25/33 (A)	365	342
Structured Asset Securities, Ser 2003-32, Cl 1A1
5.085%, 11/25/33 (A)	128	133
Structured Asset Securities, Ser 2003-33H, Cl 1A1
5.500%, 10/25/33	256	261
Structured Asset Securities, Ser 2003-37A, Cl 2A
4.996%, 12/25/33 (A)	149	153
Structured Asset Securities, Ser 2004-5H, Cl A4
5.540%, 12/25/33	400	398
TIAA Seasoned Commercial Mortgage Trust, Ser 2007-C4, Cl A3
5.983%, 08/15/39 (A)	1,000	1,081
US Bank, Ser 2007-1, Cl A
5.920%, 05/25/12	418	439

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vendee Mortgage Trust CMO, Ser 1993-1, Cl ZB
7.250%, 02/15/23	$966	$1,095
Wachovia Bank Commercial Mortgage Trust, Ser 2002-C1, Cl A4
6.287%, 04/15/34	88	91
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C7, Cl A1
4.241%, 10/15/35 (B)	26	26
Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Cl A3
4.445%, 11/15/35	143	145
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.674%, 08/25/33 (A)	174	174
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR8, Cl A
2.717%, 08/25/33 (A)	77	78
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.712%, 09/25/33 (A)	277	274
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.622%, 10/25/33 (A)	300	301
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
16.776%, 06/25/33 (A)	60	67
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/33	737	770
WaMu Mortgage Pass-Through Certificates, Ser 2003-S13, Cl 21A1
4.500%, 12/25/18	134	139
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A1
2.703%, 06/25/34 (A)	119	119
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.707%, 06/25/34 (A)	178	178
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 7A
5.500%, 08/25/19	254	265
WaMu Mortgage Pass-Through Certificates, Ser 2004-RA4, Cl 3A
7.500%, 07/25/34	652	683
WaMu Mortgage Pass-Through Certificates, Ser 2004-S2, Cl 2A4
5.500%, 06/25/34	232	231
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-15, Cl 1A1
4.750%, 12/25/18	367	378
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-C, Cl A6
2.656%, 02/25/33 (A)	172	175

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	79

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wells Fargo Mortgage Backed Securities Trust, Ser 2003-J, Cl 2A5
4.426%, 10/25/33 (A)	$128	$130
Wells Fargo Mortgage Backed Securities Trust, Ser 2003-K, Cl 1A1
4.464%, 11/25/33 (A)	209	210
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A2
4.500%, 05/25/34 (A)	84	86
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-E, Cl A8
4.866%, 05/25/34 (A)	157	157
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A1
2.853%, 12/25/34 (A)	298	290
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 2A2
2.853%, 12/25/34 (A)	298	302
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-EE, Cl 3A1
2.952%, 12/25/34 (A)	140	140
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-I, Cl 1A1
2.892%, 07/25/34 (A)	264	258
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-P, Cl 2A1
2.910%, 09/25/34 (A)	146	148
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A2
2.862%, 10/25/34 (A)	317	323
Wells Fargo Mortgage Backed Securities Trust, Ser 2004-V, Cl 1A1
2.862%, 10/25/34 (A)	158	160
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-1, Cl 2A1
5.000%, 01/25/20	107	110
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR8, Cl 2A1
2.849%, 06/25/35 (A)	266	265
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-H, Cl 1A1
4.508%, 06/25/34 (A)	534	525

		99,921

Total Mortgage-Backed Securities (Cost $394,856) ($ Thousands)		406,647

CORPORATE OBLIGATIONS — 24.9%

Consumer Discretionary — 1.3%
British Sky Broadcasting Group
9.500%, 11/15/18 (B)	148	195
CBS
7.875%, 07/30/30	50	58
5.750%, 04/15/20	25	26

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Comcast
6.500%, 01/15/17	$1,275	$1,452
5.850%, 11/15/15 (C)	465	518
Comcast Cable Communications
8.375%, 03/15/13 (C)	592	667
Comcast Cable Holdings
10.125%, 04/15/22	45	61
COX Communications
5.450%, 12/15/14	70	77
Cox Enterprises
7.375%, 07/15/27 (B)	50	55
Daimler Finance LLC
7.300%, 01/15/12	170	179
6.500%, 11/15/13	80	89
DIRECTV Holdings
6.000%, 08/15/40	515	493
5.000%, 03/01/21	220	221
4.600%, 02/15/21	100	97
3.500%, 03/01/16	330	331
Historic TW
9.150%, 02/01/23	200	263
Johnson Controls
4.250%, 03/01/21	65	64
Lowe’s MTN
7.110%, 05/15/37	110	133
NBC Universal (B) (C)
5.950%, 04/01/41	296	284
4.375%, 04/01/21	186	178
2.875%, 04/01/16	357	349
Newell Rubbermaid
4.700%, 08/15/20	47	46
News America
7.300%, 04/30/28	150	165
7.250%, 05/18/18	50	60
6.150%, 03/01/37	445	441
6.150%, 02/15/41 (B)	125	124
Staples
9.750%, 01/15/14	80	96
TCI Communications
8.750%, 08/01/15	210	255
7.125%, 02/15/28	200	227
Thomson Reuters
5.950%, 07/15/13	213	234
4.700%, 10/15/19	75	78
Time Warner
7.625%, 04/15/31	620	715
6.250%, 03/29/41	340	338
4.750%, 03/29/21	175	174
Time Warner Cable
8.250%, 04/01/19 (C)	200	244
7.300%, 07/01/38	110	122
6.750%, 07/01/18	800	909

		10,018

80	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Consumer Staples — 0.7%
Altria Group
10.200%, 02/06/39	$200	$284
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	1,095	1,347
7.200%, 01/15/14	120	136
5.375%, 11/15/14	220	242
4.125%, 01/15/15	490	518
Bunge Finance
8.500%, 06/15/19 (C)	120	143
Cencosud
5.500%, 01/20/21 (B)	180	177
Clorox
5.000%, 03/01/13	90	95
CVS Caremark
6.125%, 09/15/39	40	41
Diageo Capital
4.828%, 07/15/20	90	93
Diageo Finance BV
5.500%, 04/01/13 (C)	325	352
Kraft Foods
6.500%, 02/09/40 (C)	1,185	1,266
6.125%, 08/23/18	225	251
5.375%, 02/10/20	211	223
Kroger
7.500%, 04/01/31	30	36
5.400%, 07/15/40	14	13
PepsiCo
7.900%, 11/01/18	11	14
SABMiller
5.500%, 08/15/13 (B)	90	98
Wal-Mart Stores
5.625%, 04/01/40	240	245
5.000%, 10/25/40	235	218

		5,792

Energy — 1.6%
Anadarko Petroleum
7.625%, 03/15/14	180	206
6.375%, 09/15/17	345	380
Apache
5.100%, 09/01/40	240	223
BG Energy Capital
2.500%, 12/09/15 (B)	325	319
BP Capital Markets
4.742%, 03/11/21	440	441
3.875%, 03/10/15	185	192
CenterPoint Energy Resources
5.950%, 01/15/14	70	77
CNOOC Finance 2011
4.250%, 01/26/21 (B) (C)	450	439
ConocoPhillips
6.000%, 01/15/20 (C)	100	115

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Encana
6.500%, 05/15/19 (C)	$150	$175
6.500%, 02/01/38	675	723
Energy Transfer Partners
9.000%, 04/15/19 (C)	215	272
ENI
5.700%, 10/01/40 (B)	300	276
Enterprise Products Operating
5.950%, 02/01/41	220	214
Halliburton
6.150%, 09/15/19	80	92
Husky Energy
7.250%, 12/15/19	233	276
5.900%, 06/15/14	198	219
Kerr-McGee
6.950%, 07/01/24	200	221
Kinder Morgan Energy Partners
6.375%, 03/01/41	375	378
Marathon Petroleum
6.500%, 03/01/41 (B)	375	379
Petro-Canada
6.800%, 05/15/38	475	527
6.050%, 05/15/18	115	129
Rockies Express Pipeline
3.900%, 04/15/15 (B)	520	515
Schlumberger Oilfield UK
4.200%, 01/15/21 (B)	380	380
Shell International Finance BV
4.300%, 09/22/19	300	309
3.100%, 06/28/15	60	61
Southern Union
8.250%, 11/15/29	675	768
Spectra Energy Capital
8.000%, 10/01/19 (C)	200	243
Statoil
3.125%, 08/17/17	50	49
Suncor Energy
6.500%, 06/15/38	100	108
Talisman Energy
7.750%, 06/01/19	100	122
Tennessee Gas Pipeline
8.000%, 02/01/16	1,000	1,206
Tosco
7.800%, 01/01/27	65	81
Total Capital
3.000%, 06/24/15	370	378
Total Capital Canada
1.625%, 01/28/14	515	525
TransCanada Pipelines
6.500%, 08/15/18 (C)	175	204
TransCanada PipeLines
7.125%, 01/15/19	50	61
Transocean
6.500%, 11/15/20	120	132

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	81

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Union Pacific Resources Group
7.150%, 05/15/28	$52	$55
Williams
7.875%, 09/01/21	1,022	1,272

		12,742

Financials — 15.1%
ACE INA Holdings
5.600%, 05/15/15	100	110
Achmea Hypotheekbank
3.200%, 11/03/14 (B) (C)	1,120	1,160
Aflac
6.450%, 08/15/40	25	25
Allstate
5.000%, 08/15/14	70	76
Allstate Life Global Funding Trusts MTN
5.375%, 04/30/13	610	658
American Express
7.250%, 05/20/14	105	119
7.000%, 03/19/18	170	199
American Express Credit MTN
7.300%, 08/20/13	680	760
5.125%, 08/25/14	1,020	1,100
American Honda Finance MTN
3.875%, 09/21/20 (B)	495	479
American International Group MTN
6.400%, 12/15/20	120	128
5.850%, 01/16/18	285	297
ANZ National Int’l
2.375%, 12/21/12 (B)	100	101
AON
6.250%, 09/30/40	19	20
3.500%, 09/30/15	11	11
ASIF Global Financing XIX
4.900%, 01/17/13 (B)	186	194
Associates Corp of North America
6.950%, 11/01/18	200	224
Australia & New Zealand Banking Group
3.700%, 01/13/15 (B)	530	547
Bank of America
7.375%, 05/15/14	735	830
6.500%, 08/01/16	1,325	1,466
6.100%, 06/15/17	2,600	2,765
6.000%, 09/01/17	435	466
5.875%, 01/05/21 (C)	165	172
5.750%, 12/01/17	110	116
5.650%, 05/01/18 (C)	1,370	1,432
5.625%, 07/01/20	420	431
5.420%, 03/15/17	100	102
4.500%, 04/01/15	150	156
3.625%, 03/17/16	825	813

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bank of New York Mellon MTN
4.600%, 01/15/20	$40	$41
2.950%, 06/18/15 (C)	125	127
Bank of Nova Scotia
3.400%, 01/22/15	94	97
2.375%, 12/17/13	100	102
1.450%, 07/26/13 (B)	1,175	1,178
Bank of Tokyo-Mitsubishi UFJ
3.850%, 01/22/15 (B)	100	104
Barclays Bank
5.200%, 07/10/14	150	162
5.125%, 01/08/20	760	773
5.000%, 09/22/16 (C)	1,450	1,537
2.500%, 01/23/13 (C)	150	153
2.500%, 09/21/15 (B) (C)	332	322
BB&T
4.900%, 06/30/17 (C)	200	212
3.950%, 04/29/16	160	165
3.850%, 07/27/12	150	155
3.375%, 09/25/13	195	203
Bear Stearns
7.250%, 02/01/18 (C)	1,500	1,748
Berkshire Hathaway Finance
5.400%, 05/15/18	690	760
BlackRock
6.250%, 09/15/17	145	166
Blackstone Holdings Finance
5.875%, 03/15/21 (B)	295	289
BNP Paribas Home Loan Covered Bonds
2.200%, 11/02/15 (B) (C)	350	336
Caisse Centrale Desjardins du Quebec
2.550%, 03/24/16 (B)	285	281
Canadian Imperial Bank of Commerce (B)
2.750%, 01/27/16	965	966
2.600%, 07/02/15	250	251
Capital One Bank USA
8.800%, 07/15/19	325	409
Capital One Financial
7.375%, 05/23/14	225	258
6.750%, 09/15/17	70	81
Caterpillar Financial Services MTN
7.150%, 02/15/19	110	135
5.850%, 09/01/17 (C)	140	160
CDP Financial
3.000%, 11/25/14 (B)	900	917
Charles Schwab
4.950%, 06/01/14	20	22
Chase Capital II
0.804%, 02/01/27 (A)	560	473
Citigroup
8.500%, 05/22/19 (C)	364	449
8.125%, 07/15/39 (C)	275	345

82	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

6.500%, 08/19/13	$250	$274
6.375%, 08/12/14	710	785
6.125%, 05/15/18	115	125
6.010%, 01/15/15	325	355
6.000%, 08/15/17 (C)	620	674
5.875%, 02/22/33	710	667
5.375%, 08/09/20 (C)	110	113
5.300%, 01/07/16 (C)	1,350	1,431
4.750%, 05/19/15 (C)	415	435
0.862%, 08/25/36 (A)	1,500	1,122
Citigroup Funding
1.875%, 10/22/12	680	693
CME Group
5.750%, 02/15/14	46	51
CNA Financial
6.500%, 08/15/16	60	66
5.875%, 08/15/20	72	74
5.750%, 08/15/21 (C)	205	210
Comerica
3.000%, 09/16/15	35	35
Commonwealth Bank of Australia
2.125%, 03/17/14 (B)	1,250	1,247
CommonWealth REIT‡
6.650%, 01/15/18	60	66
6.250%, 08/15/16	100	107
Credit Suisse New York
6.000%, 02/15/18	315	335
Credit Suisse NY MTN
5.300%, 08/13/19 (C)	250	263
Credit Suisse USA
5.125%, 08/15/15 (C)	170	184
Deutsche Bank MTN
4.875%, 05/20/13 (C)	750	797
3.875%, 08/18/14	100	104
2.375%, 01/11/13	1,355	1,377
Dexia Credit Local
2.750%, 04/29/14 (B)	1,795	1,784
Discover Financial Services
6.450%, 06/12/17	250	270
DnB Boligkreditt
2.100%, 10/14/15 (B) (C)	1,690	1,636
ERAC USA Finance
2.250%, 01/10/14 (B)	58	58
ERP Operating‡
5.750%, 06/15/17	125	138
5.125%, 03/15/16	830	891
Farmers Exchange Capital (B)
7.200%, 07/15/48	1,321	1,268
7.050%, 07/15/28	480	481
FDIC Structured Sale Guaranteed Notes
1.450%, 10/25/13 (B) (D)	250	237
FIH Erhvervsbank
2.000%, 06/12/13 (B)	250	254

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

General Electric Capital MTN
6.875%, 01/10/39	$350	$391
6.750%, 03/15/32 (C)	965	1,060
6.000%, 08/07/19	645	704
5.900%, 05/13/14	850	938
5.875%, 01/14/38	1,605	1,585
5.625%, 09/15/17	700	761
5.500%, 01/08/20	180	190
5.400%, 02/15/17 (C)	200	217
5.375%, 10/20/16 (C)	350	380
4.625%, 01/07/21 (C)	330	325
0.581%, 08/07/18 (A)	850	789
Goldman Sachs Group MTN
7.500%, 02/15/19	700	813
6.750%, 10/01/37	345	348
6.250%, 09/01/17	650	713
6.250%, 02/01/41	440	438
6.150%, 04/01/18	780	846
6.000%, 05/01/14	750	824
5.375%, 03/15/20	950	965
5.250%, 10/15/13	140	150
3.625%, 02/07/16	1,610	1,595
Guardian Life Insurance of America
7.375%, 09/30/39 (B)	650	759
HCP MTN ‡
6.750%, 02/01/41	275	284
6.700%, 01/30/18	975	1,081
6.300%, 09/15/16	375	413
5.950%, 09/15/11	1,155	1,180
5.650%, 12/15/13	421	456
5.375%, 02/01/21 (C)	155	157
Health Care REIT ‡
6.500%, 03/15/41	140	135
6.125%, 04/15/20	1,775	1,877
Healthcare Realty Trust
6.500%, 01/17/17 ‡	1,400	1,543
HSBC Bank (B)
4.750%, 01/19/21	345	343
4.125%, 08/12/20	100	96
HSBC Bank USA NY
4.625%, 04/01/14 (C)	175	186
HSBC Finance
6.676%, 01/15/21 (B)	1,000	1,038
5.500%, 01/19/16 (C)	140	154
4.750%, 07/15/13 (C)	160	171
HSBC Holdings
5.100%, 04/05/21	655	658
HSBC Holdings PLC
6.800%, 06/01/38	210	220
International Lease Finance
7.125%, 09/01/18 (B)	500	537
5.250%, 01/10/13	100	102
Itau Unibanco Holding MTN
6.200%, 04/15/20 (B)	380	390

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	83

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Jackson National Life Global Funding MTN
5.375%, 05/08/13 (B)	$200	$215
Jefferies Group
6.450%, 06/08/27	160	161
6.250%, 01/15/36	120	111
John Deere Capital MTN
5.750%, 09/10/18	100	113
JPMorgan Chase
6.000%, 01/15/18	115	126
3.700%, 01/20/15	110	113
3.450%, 03/01/16	385	384
JPMorgan Chase Bank
6.000%, 10/01/17	2,360	2,581
JPMorgan Chase Capital XIII
1.253%, 09/30/34 (A)	500	421
JPMorgan Chase Capital XXV
6.800%, 10/01/37 (C)	418	421
KeyBank
5.800%, 07/01/14 (C)	250	273
Kilroy Realty ‡
6.625%, 06/01/20	195	200
5.000%, 11/03/15	135	135
Korea Development Bank (C)
4.000%, 09/09/16	270	273
3.250%, 03/09/16	374	367
Lazard Group (C)
7.125%, 05/15/15	438	481
6.850%, 06/15/17	599	638
Liberty Mutual Group
7.500%, 08/15/36 (B)	262	280
Lloyds TSB Bank
6.500%, 09/14/20 (B)	159	156
6.375%, 01/21/21 (C)	1,090	1,136
5.800%, 01/13/20 (B)	310	310
M&T Bank
5.375%, 05/24/12	80	83
Macquarie Group
7.300%, 08/01/14	1,475	1,637
7.300%, 08/01/14 (B)	120	133
6.250%, 01/14/21 (B)	96	97
Massachusetts Mutual Life Insurance
8.875%, 06/01/39 (B)	890	1,217
MassMutual Global Funding II
2.875%, 04/21/14 (B)	100	103
Merrill Lynch
6.875%, 04/25/18 (C)	100	111
6.400%, 08/28/17	150	164
6.150%, 04/25/13	140	151
6.050%, 05/16/16	920	972
MetLife
6.750%, 06/01/16	390	451
6.400%, 12/15/36 (C)	695	669

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Metropolitan Life Global Funding I (B)
5.125%, 06/10/14	$100	$108
2.875%, 09/17/12	200	204
2.500%, 01/11/13	110	112
2.500%, 09/29/15	520	506
Monumental Global Funding
5.500%, 04/22/13 (B)	65	69
Morgan Stanley
7.300%, 05/13/19	920	1,035
6.625%, 04/01/18 (C)	1,770	1,945
6.250%, 08/28/17	200	217
5.950%, 12/28/17 (C)	297	319
5.750%, 08/31/12 (C)	180	191
5.750%, 01/25/21	140	141
5.625%, 09/23/19 (C)	285	291
5.550%, 04/27/17 (C)	100	105
5.500%, 01/26/20 (C)	700	703
5.450%, 01/09/17	470	496
4.750%, 04/01/14 (C)	620	646
4.200%, 11/20/14	156	161
National Australia Bank (B)
3.750%, 03/02/15	120	123
2.500%, 01/08/13	150	153
National Bank of Canada
1.650%, 01/30/14 (B)	585	586
National City
6.875%, 05/15/19	50	57
4.900%, 01/15/15 (C)	200	215
National City Bank
0.680%, 06/07/17 (A)	1,300	1,225
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	60	82
2.625%, 09/16/12	25	26
Nationwide Mutual Insurance
9.375%, 08/15/39 (B)	75	91
New York Life Global Funding (B)
4.650%, 05/09/13	150	160
3.000%, 05/04/15	720	729
Nomura Holdings
6.700%, 03/04/20	115	123
5.000%, 03/04/15	40	41
4.125%, 01/19/16	60	59
Nordea Bank
3.700%, 11/13/14 (B)	275	285
Nordea Eiendomskreditt
1.875%, 04/07/14 (B)	985	982
Northwestern Mutual Life Insurance
6.063%, 03/30/40 (B)	290	306
Pacific Life Global Funding MTN (B)
5.150%, 04/15/13	100	106
5.000%, 05/15/17	50	51
Pipeline Funding
7.500%, 01/15/30 (B)	1,500	1,747

84	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

PNC Funding
5.125%, 02/08/20 (C)	$90	$95
Post Apartment Homes
4.750%, 10/15/17	700	689
Power Receivables Financial
6.290%, 01/01/12 (B)	71	71
Principal Life Income Funding Trusts MTN
5.300%, 12/14/12	125	133
5.300%, 04/24/13	125	134
5.100%, 04/15/14	225	241
Protective Life
8.450%, 10/15/39	125	139
Prudential Financial MTN
6.200%, 11/15/40	245	255
4.500%, 11/15/20	110	108
Prudential Holdings (B)
8.695%, 12/18/23	1,200	1,469
1.184%, 12/18/17 (A)	750	695
Rabobank Nederland MTN
3.200%, 03/11/15 (B)	200	203
Royal Bank of Scotland
4.375%, 03/16/16	355	357
Shinhan Bank
4.125%, 10/04/16 (B)	435	437
Simon Property Group‡
10.350%, 04/01/19 (C)	130	179
6.750%, 05/15/14	50	56
5.650%, 02/01/20	38	41
Sparebank 1 Boligkreditt
1.250%, 10/25/13 (B)	390	386
Stadshypotek
1.450%, 09/30/13 (B)	1,049	1,047
Svensk Exportkredit
3.250%, 09/16/14	657	686
Swedbank Hypotek
2.950%, 03/28/16 (B)	795	788
Tanger Properties
6.125%, 06/01/20‡	205	221
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39 (B)	125	141
Toronto-Dominion Bank
2.200%, 07/29/15 (B)	100	99
Toyota Motor Credit MTN
3.200%, 06/17/15	87	88
Travelers Property Casualty
7.750%, 04/15/26	100	123
UBS MTN
5.875%, 12/20/17	120	131
US Bancorp
2.875%, 11/20/14	138	142
2.450%, 07/27/15	430	425
2.000%, 06/14/13	75	76

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia
5.750%, 06/15/17	$485	$537
Wachovia Bank MTN
6.600%, 01/15/38	380	427
6.000%, 11/15/17	875	972
4.875%, 02/01/15	600	639
0.640%, 03/15/16 (A)	400	383
WEA Finance (B)
7.500%, 06/02/14	1,361	1,558
7.125%, 04/15/18	60	70
6.750%, 09/02/19	70	80
Wells Fargo MTN
5.625%, 12/11/17	180	197
3.750%, 10/01/14 (C)	390	409
Westfield Group
5.400%, 10/01/12 (B)	319	338
Westpac Banking MTN
4.875%, 11/19/19	260	268
3.000%, 12/09/15	300	298
2.250%, 11/19/12	215	219
1.037%, 03/31/14 (A) (B)	1,200	1,198
WR Berkley
5.375%, 09/15/20	155	156
ZFS Finance USA Trust IV
5.875%, 05/09/32 (A) (B)	1,750	1,743

		120,979

Health Care — 0.5%
Allergan
3.375%, 09/15/20	560	524
Amgen
5.750%, 03/15/40	62	63
4.500%, 03/15/20	22	23
3.450%, 10/01/20 (C)	400	376
Coventry Health Care
5.950%, 03/15/17	443	459
Gilead Sciences
4.500%, 04/01/21	440	435
Life Technologies
3.500%, 01/15/16	290	289
Medco Health Solutions
2.750%, 09/15/15	35	35
Pharmacia
6.500%, 12/01/18	120	139
Sanofi-Aventis
2.625%, 03/29/16	885	878
Thermo Fisher Scientific
3.200%, 03/01/16	400	407
UnitedHealth Group
6.875%, 02/15/38	150	168
5.950%, 02/15/41	325	327

		4,123

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	85

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Industrials — 0.9%
American Airlines 2011-1 Class A Pass- Through Trust
5.250%, 01/31/21	$19	$18
BAE Systems Holdings
5.200%, 08/15/15 (B)	90	96
Browning-Ferris Industries
9.250%, 05/01/21	45	58
Burlington Northern Santa Fe
7.290%, 06/01/36	90	106
5.750%, 03/15/18	950	1,059
5.750%, 05/01/40	316	320
4.700%, 10/01/19	75	78
Canadian National Railway
5.850%, 11/15/17	50	57
Cargill
7.350%, 03/06/19 (B)	250	301
Continental Airlines 2000-1 Cl A-1 Pass- Through Trust
8.048%, 11/01/20	373	407
Continental Airlines 2007-1 Cl A Pass-
Through Trust, Ser A
5.983%, 04/19/22 (C)	550	564
Continental Airlines 2009-2 Cl A Pass- Through Trust
7.250%, 11/10/19 (C)	194	210
CSX
6.250%, 03/15/18	155	177
Delta Air Lines 2010-1 Cl A Pass- Through Trust
6.200%, 07/02/18 (C)	593	615
Delta Air Lines 2010-2 Cl A Pass- Through Trust
4.950%, 05/23/19	50	50
Hutchison Whampoa International (B)
5.750%, 09/11/19	105	113
4.625%, 09/11/15	470	498
JetBlue Airways 2004-1 G-1 Pass- Through Trust
0.677%, 12/15/13 (A)	506	476
Lockheed Martin
5.720%, 06/01/40 (B)	82	83
Northrop Grumman
3.500%, 03/15/21 (C)	120	111
1.850%, 11/15/15	540	516
Odebrecht Finance
6.000%, 04/05/23 (B)	215	213
Pitney Bowes
5.600%, 03/15/18	25	26
5.000%, 03/15/15	50	53
4.875%, 08/15/14	50	52
Ryder System MTN
3.600%, 03/01/16	35	35

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Tyco International Finance
8.500%, 01/15/19	$50	$65
Union Pacific
7.000%, 02/01/16	150	176
United Parcel Service of America
8.375%, 04/01/20	50	66
United Technologies
8.875%, 11/15/19	110	148
Verisk Analytics
5.800%, 05/01/21	190	191
Waste Management
4.750%, 06/30/20	93	95

		7,033

Information Technology — 0.4%
Adobe Systems
4.750%, 02/01/20	245	249
Arrow Electronics
6.875%, 07/01/13	25	27
6.875%, 06/01/18 (C)	95	104
6.000%, 04/01/20	45	48
5.125%, 03/01/21	90	88
Cisco Systems
5.900%, 02/15/39	150	156
5.500%, 01/15/40	100	98
Dell
5.650%, 04/15/18	90	99
Hewlett-Packard
2.200%, 12/01/15	505	496
HP Enterprise Services
7.450%, 10/15/29	125	157
International Business Machines
8.000%, 10/15/38	100	136
Intuit
5.750%, 03/15/17	75	82
Juniper Networks
5.950%, 03/15/41 (C)	215	212
Microsoft
5.300%, 02/08/41	800	810
4.500%, 10/01/40	14	12
1.625%, 09/25/15	90	87
Oracle
5.375%, 07/15/40 (B)	277	270
5.000%, 07/08/19	200	214
Xerox
8.250%, 05/15/14	90	105

		3,450

Materials — 0.3%
ArcelorMittal (C)
6.750%, 03/01/41	165	162
5.500%, 03/01/21	220	217
BHP Billiton Finance USA
6.500%, 04/01/19	125	147

86	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dow Chemical
8.550%, 05/15/19	$348	$440
5.900%, 02/15/15 (C)	230	255
4.850%, 08/15/12	625	655
E.I. Du Pont de Nemours
4.900%, 01/15/41	25	23
1.950%, 01/15/16	40	38
Potash Corp of Saskatchewan
6.500%, 05/15/19	50	58
PPG Industries
9.000%, 05/01/21	145	187
Praxair
5.200%, 03/15/17	70	77
4.375%, 03/31/14	75	80
Rio Tinto Finance USA Ltd.
8.950%, 05/01/14 (C)	80	96
Union Carbide
7.750%, 10/01/96	50	52
Vale Overseas
6.875%, 11/10/39	154	165

		2,652

Sovereign — 0.5%
Chile Government International Bond
3.875%, 08/05/20	380	370
Croatia Government International Bond
6.375%, 03/24/21 (B)	260	260
Hungary Government International Bond
6.375%, 03/29/21	218	218
Kommunalbanken
1.750%, 10/05/15 (B)	287	278
Mexico Government International Bond MTN
6.375%, 01/16/13	200	218
5.125%, 01/15/20	250	262
Poland Government International Bond
3.875%, 07/16/15	315	318
Province of Manitoba Canada
2.125%, 04/22/13	46	47
Province of Ontario Canada
3.150%, 12/15/17	505	500
2.950%, 02/05/15	240	248
Province of Quebec Canada MTN
6.350%, 01/30/26	70	83
Qatar Government International Bond
4.000%, 01/20/15 (B)	645	666
South Africa Government International Bond
6.250%, 03/08/41	100	103
Tennessee Valley Authority
5.250%, 09/15/39	40	42
4.625%, 09/15/30	60	56
United Mexican States MTN
6.050%, 01/11/40	246	253

		3,922

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.5%
America Movil
5.000%, 10/16/19 (C)	$325	$335
American Tower
5.050%, 09/01/20	119	116
4.500%, 01/15/18	470	461
AT&T
8.000%, 11/15/31	13	16
6.400%, 05/15/38 (C)	170	174
6.300%, 01/15/38	435	439
5.500%, 02/01/18 (C)	100	109
5.350%, 09/01/40 (B)	423	379
4.850%, 02/15/14 (C)	200	216
BellSouth Telecommunications
6.300%, 12/15/15	150	161
British Telecommunications
9.875%, 12/15/30	188	260
5.950%, 01/15/18	200	221
Cellco Partnership
8.500%, 11/15/18	235	302
7.375%, 11/15/13	240	274
Deutsche Telekom International Finance BV
6.000%, 07/08/19 (C)	175	200
France Telecom
8.500%, 03/01/31	50	67
GTE
8.750%, 11/01/21	300	387
6.840%, 04/15/18	150	173
Qwest
7.875%, 09/01/11	1,640	1,685
Telecom Italia Capital
6.999%, 06/04/18 (C)	150	163
4.950%, 09/30/14	620	646
Telefonica Emisiones
5.984%, 06/20/11	260	263
Telefonica Emisiones SAU
6.221%, 07/03/17	205	224
5.462%, 02/16/21 (C)	408	413
3.992%, 02/16/16 (C)	385	387
2.582%, 04/26/13	695	701
Telefonica Moviles Chile
2.875%, 11/09/15 (B) (C)	210	202
Telemar Norte Leste
5.500%, 10/23/20 (B)	510	501
Verizon Communications
8.950%, 03/01/39	50	68
6.250%, 04/01/37	145	148
6.000%, 04/01/41	640	638
5.850%, 09/15/35	40	40
3.000%, 04/01/16 (C)	585	582
Verizon Global Funding
7.750%, 12/01/30	610	735

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	87

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Vodafone Group
5.450%, 06/10/19	$75	$82

		11,768

Utilities — 2.1%
AEP Texas Central Transition Funding
5.090%, 07/01/15	1,300	1,425
4.980%, 07/01/13	264	276
AGL Capital
5.250%, 08/15/19	50	53
4.450%, 04/15/13	120	127
Alabama Power
5.875%, 12/01/22	95	105
Ameren
8.875%, 05/15/14	305	351
American Water Capital
6.085%, 10/15/17	100	112
Appalachian Power
5.950%, 05/15/33	100	100
4.600%, 03/30/21	345	340
Aquila
11.875%, 07/01/12	1,210	1,350
Atmos Energy
4.950%, 10/15/14	75	79
Carolina Power & Light
5.300%, 01/15/19	175	191
CenterPoint Energy Resources
4.500%, 01/15/21 (B)	21	21
Cleveland Electric Illuminating
7.880%, 11/01/17	170	203
Consolidated Edison of New York
5.700%, 06/15/40 (C)	38	40
Consumers Energy
6.700%, 09/15/19	100	118
Dominion Resources
8.875%, 01/15/19	705	900
6.400%, 06/15/18	180	205
DPL
6.875%, 09/01/11	467	479
Duke Energy
6.300%, 02/01/14	120	134
Duke Energy Carolinas
4.300%, 06/15/20	39	39
Duke Energy Indiana
3.750%, 07/15/20	52	50
Enel Finance International (B)
6.000%, 10/07/39	375	341
5.125%, 10/07/19	100	101
Exelon Generation
6.250%, 10/01/39	40	39
5.200%, 10/01/19	35	35
4.000%, 10/01/20 (C)	120	110

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FirstEnergy Solutions (C)
6.800%, 08/15/39	$105	$104
6.050%, 08/15/21	160	166
Georgia Power
4.750%, 09/01/40	18	16
Jersey Central Power & Light
7.350%, 02/01/19	100	119
KeySpan Gas East
5.819%, 04/01/41 (B)	250	250
Korea Hydro & Nuclear Power
3.125%, 09/16/15 (B)	350	341
Massachusetts Electric
5.900%, 11/15/39 (B)	55	57
MidAmerican Energy
5.300%, 03/15/18	200	219
Midamerican Energy Holdings
6.500%, 09/15/37 (C)	190	210
Nevada Power
8.250%, 06/01/11	770	779
7.125%, 03/15/19	110	129
5.375%, 09/15/40	12	11
Niagara Mohawk Power
4.881%, 08/15/19 (B)	80	84
Nisource Finance
6.125%, 03/01/22 (C)	1,400	1,523
Northern States Power
6.250%, 06/01/36 (C)	100	113
5.350%, 11/01/39	19	19
Oncor Electric Delivery
6.800%, 09/01/18	460	524
Pacific Gas & Electric
8.250%, 10/15/18	60	77
5.625%, 11/30/17	525	583
5.400%, 01/15/40	42	40
Pacificorp
6.250%, 10/15/37 (C)	205	227
5.650%, 07/15/18	175	197
Panhandle Eastern Pipeline
6.200%, 11/01/17	625	693
Progress Energy
6.850%, 04/15/12	229	243
PSEG Power
5.500%, 12/01/15	100	109
5.320%, 09/15/16	40	43
5.125%, 04/15/20	45	46
Public Service Electric & Gas MTN
5.375%, 11/01/39	28	28
2.700%, 05/01/15	45	45
Public Service of Oklahoma
5.150%, 12/01/19	33	35
Sempra Energy
8.900%, 11/15/13	180	209
6.000%, 10/15/39	50	51
2.000%, 03/15/14	530	526

88	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Southern California Edison
5.500%, 03/15/40	$50	$51
Southwestern Public Service
8.750%, 12/01/18	90	112
Texas-New Mexico Power
9.500%, 04/01/19 (B)	1,290	1,637

		16,940

Total Corporate Obligations (Cost $191,728) ($ Thousands)		199,419

U.S. TREASURY OBLIGATIONS — 16.4%
U.S. Treasury Bills
0.132%, 05/05/11(D)	367	367
U.S. Treasury Bonds
8.875%, 08/15/17 to 02/15/19	2,217	3,055
8.750%, 05/15/17 to 08/15/20	1,825	2,533
8.500%, 02/15/20	425	600
8.125%, 08/15/19	798	1,096
7.625%, 02/15/25	2,630	3,673
7.500%, 11/15/16	1,300	1,647
6.750%, 08/15/26	250	327
6.500%, 11/15/26	200	256
6.375%, 08/15/27	50	63
6.125%, 11/15/27	500	618
5.500%, 08/15/28	1,100	1,274
5.375%, 02/15/31	359	410
4.759%, 11/15/29 (D)	150	63
4.750%, 02/15/41	1,378	1,432
4.710%, 08/15/30 (D)	150	60
4.500%, 02/15/36	1,421	1,435
4.375%, 05/15/40	8,449	8,260
4.250%, 11/15/40	1,494	1,429
3.875%, 08/15/40	15,680	14,031
3.500%, 02/15/39	460	386
3.250%, 12/31/16	100	104
2.625%, 12/31/14	500	518
2.375%, 10/31/14	3,500	3,598
U.S. Treasury Notes
4.750%, 08/15/17	2,720	3,049
4.250%, 11/15/17	15,435	16,827
3.625%, 02/15/21	696	706
3.500%, 02/15/18 to 05/15/20	9,065	9,242
3.125%, 10/31/16 to 05/15/19	3,365	3,384
2.875%, 03/31/18	3,460	3,455
2.750%, 05/31/17 to 12/31/17	4,190	4,207
2.250%, 03/31/16	2,857	2,860
2.125%, 05/31/15 to 02/29/16	7,414	7,427
1.250%, 02/15/14 to 03/15/14	15,438	15,445
0.750%, 03/31/13	1,288	1,287
U.S. Treasury STRIPS (D)
6.291%, 05/15/24	200	114
5.135%, 11/15/27	200	93
5.068%, 05/15/26	100	51
5.007%, 11/15/31	50	19

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

4.933%, 08/15/25	$100	$53
4.834%, 05/15/36	100	30
4.812%, 08/15/27	700	331
4.812%, 02/15/24	75	43
4.784%, 05/15/29	100	43
4.724%, 08/15/20	1,350	962
4.718%, 05/15/28	600	272
4.708%, 02/15/27	700	340
4.664%, 08/15/24	500	282
4.647%, 05/15/27	700	335
4.641%, 02/15/28	600	275
4.570%, 11/15/20	1,050	738
4.468%, 02/15/30	550	227
4.364%, 11/15/26	1,000	492
4.334%, 11/15/24	150	83
4.308%, 02/15/32	150	56
4.283%, 02/15/17	3,660	3,126
4.226%, 05/15/30	200	81
4.146%, 05/15/19	875	670
4.132%, 08/15/19	1,350	1,020
3.967%, 08/15/17	500	417
3.837%, 11/15/17	1,550	1,279
3.796%, 08/15/18	400	318
3.769%, 02/15/22	600	391
3.632%, 02/15/18	725	591
3.415%, 11/15/16	200	173
3.281%, 05/15/20	950	687
3.153%, 11/15/21	200	132
3.121%, 05/15/18	250	201
3.011%, 02/15/16	100	90
2.758%, 02/15/15	100	93

2.735%, 02/15/20	200	147
2.343%, 02/15/14	2,200	2,123

Total U.S. Treasury Obligations (Cost $131,390) ($ Thousands)		131,502

ASSET-BACKED SECURITIES — 7.3%

Automotive — 0.8%
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (B)	100	101
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	100	101
Ally Auto Receivables Trust, Ser 2010-3, Cl A3
1.110%, 10/15/14	225	224
Ally Auto Receivables Trust, Ser 2010-3, Cl A4
1.550%, 08/17/15	89	88
Ally Auto Receivables Trust, Ser 2010-4, Cl A3
0.910%, 11/17/14	475	473

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	89

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ally Auto Receivables Trust, Ser 2010-5, Cl A4
1.750%, 03/15/16	$301	$297
Ally Auto Receivables Trust, Ser 2011-1, Cl A3
1.380%, 01/15/15	85	85
Ally Auto Receivables Trust, Ser 2011-1, Cl A2
0.810%, 10/15/13	190	190
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A3
1.770%, 03/17/14	40	40
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl A2
0.980%, 01/15/13	22	22
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/15	110	110
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A2
0.840%, 06/09/14	145	145
AmeriCredit Automobile Receivables Trust, Ser 2011-1, Cl A3
1.390%, 09/08/15	75	75
Bank of America Auto Trust, Ser 2009-2A, Cl A3
2.130%, 09/15/13 (B)	76	77
Bank of America Auto Trust, Ser 2009-3A, Cl A3
1.670%, 12/15/13 (B)	96	96
Bank of America Auto Trust, Ser 2010-1A, Cl A4
2.180%, 02/15/17 (B)	100	102
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (B)	130	131
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	25	25
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	80	81
Chrysler Financial Auto Securitization Trust, Ser 2010-A, Cl A3
0.910%, 08/08/13	250	250
CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A3
2.590%, 10/15/13 (B)	235	238
Harley-Davidson Motorcycle Trust, Ser 2009-2, Cl A4
3.320%, 02/15/17	100	103
Harley-Davidson Motorcycle Trust, Ser 2010-1, Cl A3
1.160%, 02/15/15	327	327

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A3
2.310%, 05/15/13	$252	$255
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A3
0.970%, 04/15/15	80	80
Hyundai Auto Receivables Trust, Ser 2010-B, Cl A4
1.630%, 03/15/17	90	89
LAI Vehicle Lease Securitization Trust, Ser 2010-A, Cl A
2.550%, 09/15/16 (B)	232	231
Mercedes-Benz Auto Receivables Trust, Ser 2010-1A, Cl A3
1.420%, 08/15/14	180	181
MMCA Automobile Trust, Ser 2011-A, Cl A4
2.020%, 10/17/16 (B)	413	410
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A3
0.870%, 07/15/14	95	95
Nissan Auto Receivables Owner Trust, Ser 2010-A, Cl A4
1.310%, 09/15/16	75	74
Toyota Auto Receivables Owner Trust, Ser 2010-C, Cl A3
0.770%, 04/15/14	190	190
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A4
1.560%, 05/15/15	125	125
Toyota Auto Receivables Owner Trust, Ser 2011-A, Cl A3
0.980%, 10/15/14	250	250
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	145	149
USAA Auto Owner Trust, Ser 2009-2, Cl A3
1.540%, 02/18/14	118	118
Volkswagen Auto Loan Enhanced Trust, Ser 2011-1, Cl A4
1.980%, 09/20/17	439	437
World Omni Auto Receivables Trust, Ser 2010-A, Cl A4
2.210%, 05/15/15	135	137

		6,202

Credit Cards — 0.8%
Capital One Multi-Asset Execution Trust, Ser 2006-A5, Cl A5
0.315%, 01/15/16 (A)	322	321
Chase Issuance Trust, Ser 2007-A17, Cl A
5.120%, 10/15/14	915	974

90	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Chase Issuance Trust, Ser 2008-A11, Cl A11
5.400%, 07/15/15	$265	$289
Citibank Credit Card Issuance Trust, Ser 2005-A2, Cl A2
4.850%, 03/10/17	485	529
Citibank Credit Card Issuance Trust, Ser 2009-A4, Cl A4
4.900%, 06/23/16	435	475
Citibank Credit Card Issuance Trust, Ser 2009-A5, Cl A5
2.250%, 12/23/14	527	538
Citibank Omni Master Trust, Ser 2009- A14A, Cl A14
3.005%, 08/15/18 (A) (B)	683	723
Discover Card Master Trust, Ser 2011- A1, Cl A1
0.610%, 08/15/16 (A)	817	818
GE Capital Credit Card Master Note Trust, Ser 2009-2, Cl A
3.690%, 07/15/15	426	441
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.805%, 01/15/17 (A)	439	441
World Financial Network Credit Card Master Trust, Ser 2009-A, Cl A
4.600%, 09/15/15	499	509

		6,058

Mortgage Related Securities — 2.1%
Aegis Asset Backed Securities Trust, Ser 2003-3, Cl M1
1.306%, 01/25/34 (A)	505	465
Aegis Asset Backed Securities Trust, Ser 2004-5, Cl M1
0.906%, 12/25/34 (A)	1,230	1,156
Aegis Asset Backed Securities Trust, Ser 2004-6, Cl M1
0.796%, 03/25/35 (A)	1,162	1,134
Arch Bay Asset-Backed Securities, Ser 2010-2, Cl A
4.125%, 04/25/57 (A) (B)	153	153
Argent Securities, Ser 2003-W5, Cl M1
0.961%, 10/25/33 (A)	445	364
Asset Backed Securities Home Equity, Ser 2005-HE6, Cl M1
0.752%, 07/25/35 (A)	1,043	1,022
Bear Stearns Asset Backed Securities Trust, Ser 2005-TC2, Cl A3
0.620%, 08/25/35 (A)	1,525	1,323
Bear Stearns Asset-Backed Securities Trust, Ser 2007-HE2, Cl 1A1
0.349%, 03/25/37 (A)	628	599

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

BNC Mortgage Loan Trust, Ser 2008-4, Cl A3A
0.511%, 11/25/37 (A)	$1,155	$1,131
Contimortgage Home Equity Trust, Ser 1997-2, Cl A9
7.090%, 04/15/28	2	2
HSBC Home Equity Loan Trust, Ser 2005-2, Cl M2
0.744%, 01/20/35 (A)	120	107
HSBC Home Equity Loan Trust, Ser 2005-2, Cl A1
0.523%, 01/20/35 (A)	96	89
HSBC Home Equity Loan Trust, Ser 2006-1, Cl A1
0.413%, 01/20/36 (A)	1,689	1,551
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.403%, 03/20/36 (A)	107	101
HSBC Home Equity Loan Trust, Ser 2007-1, Cl A2F
5.600%, 03/20/36	200	204
HSBC Home Equity Loan Trust, Ser 2007-1, Cl M2
0.742%, 03/20/36 (A)	2,000	1,070
HSBC Home Equity Loan Trust, Ser 2007-1, Cl AS
0.453%, 03/20/36 (A)	119	109
HSBC Home Equity Loan Trust, Ser 2007-3, Cl APT
1.454%, 11/20/36 (A)	272	249
IXIS Real Estate Capital Trust, Ser 2005-HE1, Cl M2
0.997%, 06/25/35 (A)	711	655
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl A3
0.600%, 07/25/34 (A) (B)	224	218
Morgan Stanley ABS Capital I, Ser 2004-WMC3, Cl M1
1.000%, 01/25/35 (A)	59	58
Morgan Stanley Capital I, Ser 2003-NC8, Cl M1
1.312%, 09/25/33 (A)	1,522	1,201
Morgan Stanley Capital I, Ser 2007-HE2, Cl A2A
0.290%, 01/25/37 (A)	19	19
Morgan Stanley Home Equity Loans, Ser 2007-1, Cl A1
0.299%, 12/25/36 (A)	12	12
Option One Mortgage Loan Trust, Ser 2003-5, Cl M1
1.236%, 08/25/33 (A)	257	175
Residential Asset Securities, Ser 2005-EMX3, Cl AI4
0.632%, 09/25/35 (A)	499	488

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	91

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Salomon Brothers Mortgage Securities VII, Ser 2003-UP1, Cl A
3.450%, 04/25/32 (B)	$160	$138
Saxon Asset Securities Trust, Ser 2004-1, Cl M1
1.056%, 03/25/35 (A)	1,795	1,468
Structured Asset Securities, Ser 2002-AL1, Cl A2
3.450%, 02/25/32	96	91
Structured Asset Securities, Ser 2005-NC1, Cl A11
4.690%, 02/25/35	187	189
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 05/25/34 (A)	1,400	1,434

		16,975

Other Asset-Backed Securities — 3.6%
AH Mortgage Advance Trust, Ser 2010-ADV1, Cl A1
3.968%, 08/15/22 (B)	210	211
AH Mortgage Advance Trust, Ser 2010-ADV2, Cl A1
4.210%, 05/10/41 (B)	222	223
Ally Master Owner Trust, Ser 2011-1, Cl A2
2.150%, 01/15/16	1,603	1,603
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.512%, 02/25/35 (A)	850	810
CenterPoint Energy Transition Bond, Ser 2001-1, Cl A4
5.630%, 09/15/15	482	517
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A5
5.350%, 11/25/34	125	111
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A4
4.499%, 11/25/34	133	133
CNH Equipment Trust, Ser 2009-C, Cl A3
1.850%, 12/16/13	35	35
CNH Equipment Trust, Ser 2009-C, Cl A4
3.000%, 08/17/15	560	576
CNH Equipment Trust, Ser 2010-A, Cl A3
1.540%, 07/15/14	298	300
Countrywide Asset-Backed Certificates, Ser 2005-4, Cl MV1
0.709%, 10/25/35 (A)	889	864

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A1
2.120%, 02/15/16	$350	$351
GE Seaco Finance Srl, Ser 2005-1A, Cl A
0.503%, 11/17/20 (A) (B)	1,307	1,248
JPMorgan Mortgage Acquisition, Ser 2007-CH1, Cl AV2
0.322%, 10/25/36 (A)	562	554
Keycorp Student Loan Trust, Ser 2002- A, Cl 1A2
0.501%, 08/27/31 (A)	896	794
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 09/15/18	726	754
Mid-State Trust, Ser 2003-11, Cl A1
4.864%, 07/15/38	1,041	1,031
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.483%, 10/27/36 (A)	470	438
Nelnet Student Loan Trust, Ser 2005-4, Cl A3
0.439%, 06/22/26 (A)	538	520
Nelnet Student Loan Trust, Ser 2006-1, Cl A4
0.403%, 11/23/22 (A)	341	335
Nelnet Student Loan Trust, Ser 2006-2, Cl A4
0.383%, 10/26/26 (A)	106	105
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
1.961%, 11/25/24 (A)	1,318	1,373
Park Place Securities, Ser 200-MHQ1, Cl M1
0.950%, 12/25/34 (A)	1,408	1,362
PennyMac Loan Trust, Ser 2010-NPL1, Cl A
4.250%, 05/25/50 (A) (B)	99	99
PennyMac Loan Trust, Ser 2010-NPL1, Cl M1
5.000%, 05/25/50 (A) (B)	150	150
PG&E Energy Recovery Funding, Ser 2005-1, Cl A5
4.470%, 12/25/14	305	321
PG&E Energy Recovery Funding, Ser 2005-1, Cl A4
4.370%, 06/25/14	274	281
Residential Asset Mortgage Products, Ser 2004-RZ1, Cl AI7
4.030%, 01/25/33 (A)	1,114	1,097
RSB Bondco, Ser 2007-A, Cl A1
5.470%, 10/01/14	111	115
RSB Bondco, Ser 2007-A, Cl A3
5.820%, 06/28/19	405	462

92	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SLC Student Loan Trust, Ser 2008-1, Cl A4A
1.910%, 12/15/32 (A)	$630	$652
SLM Student Loan Trust, Ser 2004-7, Cl A5
0.473%, 01/27/20 (A)	652	648
SLM Student Loan Trust, Ser 2005-6, Cl A5A
0.413%, 07/27/26 (A)	1,261	1,222
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.453%, 10/25/29 (A)	352	326
SLM Student Loan Trust, Ser 2006-3, Cl A4
0.383%, 07/25/19 (A)	504	500
SLM Student Loan Trust, Ser 2007-4, Cl A3
0.363%, 01/25/22 (A)	343	339
SLM Student Loan Trust, Ser 2008-4, Cl A4
1.953%, 07/25/22 (A)	245	255
SLM Student Loan Trust, Ser 2008-4, Cl A2
1.353%, 07/25/16 (A)	265	269
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.003%, 07/25/23 (A)	796	832
SLM Student Loan Trust, Ser 2008-5, Cl A3
1.603%, 01/25/18 (A)	169	174
SLM Student Loan Trust, Ser 2008-5, Cl A2
1.403%, 10/25/16 (A)	635	642
SLM Student Loan Trust, Ser 2008-6, Cl A2
0.853%, 10/25/17 (A)	405	406
SLM Student Loan Trust, Ser 2008-9, Cl A
1.803%, 04/25/23 (A)	210	216
SMS Student Loan Trust, Ser 2000-A, Cl A2
0.494%, 10/28/28 (A)	383	382
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.550%, 11/25/35 (A)	1,198	1,152
Structured Asset Investment Loan Trust, Ser 2005-5, Cl A9
0.520%, 06/25/35 (A)	100	93
Structured Asset Securities, Ser 2006- BC5, Cl A2
0.311%, 12/25/36 (A)	995	966
Structured Asset Securities, Ser 2006- BC6, Cl A2
0.330%, 01/25/37 (A)	1,301	1,278

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Structured Asset Securities, Ser 2006- GEL4, Cl A1
0.370%, 10/25/36 (A) (B)	$442	$438
Structured Asset Securities, Ser 2007- BC2, Cl A2
0.340%, 03/25/37 (A)	673	664
TAL Advantage, Ser 2010-2A, Cl A
4.300%, 10/20/25 (B)	532	553
TAL Advantage, Ser 2011-1A, Cl A
4.600%, 01/20/26 (B)	246	248

		29,028

Total Asset-Backed Securities (Cost $56,766) ($ Thousands)		58,263

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
FHLB
0.120%, 06/15/11 (D)	2,790	2,789
FICO
9.800%, 11/30/17	875	1,231
9.700%, 04/05/19	320	462
8.600%, 09/26/19	845	1,162
FICO STRIPS (D)
3.473%, 09/26/19	100	73
3.223%, 12/06/17	660	529
2.886%, 05/02/16	515	448
1.860%, 02/08/13	815	797
FNMA
5.375%, 06/12/17	50	57
3.447%, 06/01/17 (D)	600	487
1.750%, 10/14/11 (E)	2,900	2,878
Resolution Funding STRIPS
3.289%, 01/15/16 (D)	1,000	887

Total U.S. Government Agency Obligations (Cost $11,799) ($ Thousands)		11,800

MUNICIPAL BONDS — 1.0%
American Municipal Power-Ohio, RB
7.499%, 02/15/50	80	83
Bay Area Toll Authority, RB
6.263%, 04/01/49	1,330	1,337
County of Clark Nevada, Ser C-BUILD, RB
6.820%, 07/01/45	305	302
Los Angeles Community College District, GO
6.750%, 08/01/49	260	274
Los Angeles Department of Water & Power, RB
6.574%, 07/01/45	285	295
New Jersey State Turnpike Authority, RB
7.102%, 01/01/41	335	360

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	93

SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Fixed Income Fund (Concluded)

March 31, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

North Texas Higher Education Authority, RB
1.412%, 04/01/40 (A)	$950	$945
North Texas Tollway Authority, RB
6.718%, 01/01/49	300	298
Port Authority of New York & New Jersey, RB
5.647%, 11/01/40	105	100
State of California, GO
7.600%, 11/01/40	330	361
7.300%, 10/01/39	820	864
6.650%, 03/01/22	175	189
State of Illinois, GO
5.877%, 03/01/19	200	200
5.665%, 03/01/18	1,300	1,297
5.365%, 03/01/17	200	200
5.100%, 06/01/33	810	657

Total Municipal Bonds (Cost $7,622) ($ Thousands)		7,762

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%†*	23,511,838	23,512

Total Cash Equivalent (Cost $23,512) ($ Thousands)		23,512

AFFILIATED PARTNERSHIP — 4.0%
SEI Liquidity Fund, L.P. 0.210%†* (F)	32,395,432	32,395

Total Affiliated Partnership (Cost $32,395) ($ Thousands)		32,395

Total Investments — 108.7% (Cost $850,068) ($ Thousands)		$871,300

Description	Contracts	Market Value ($ Thousands)

WRITTEN OPTIONS — 0.0%
June 2011 U.S. 10 Year Note Call, Expires 05/20/11, Strike Price $122.00, Expires 05/21/11, Strike Price $122.00	(20)	$(5)
May 2011 U.S. 10 Year Note Call, Expires 05/23/11, Strike Price $120.50, Expires 05/21/11, Strike Price	(35)	(28)
November 2020 U.S. CPI Urban Consumers NSA Call, Expires 11/21/20, Strike Inflation 0.00%	(1,490,000)	(11)

Total Written Options (Premiums Received $(71)) ($ Thousands)		$(44)

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	20	Jun-2011	$11
U.S. 10-Year Treasury Note	(9)	Jun-2011	(2)
U.S. 2-Year Treasury Note	(60)	Jul-2011	(8)
U.S. 5-Year Treasury Note	(158)	Jul-2011	(25)
U.S. Long Treasury Bond	(69)	Jun-2011	(67)
U.S. Ultra Long Treasury Bond	26	Jul-2011	60

			$(31)

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A summary of outstanding swap agreements held by the Fund at March 31, 2011, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized (Depreciation) ($Thousands)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)%	10/12/52	$100	$(34)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	3,030	(594)
Bank of America	CMBX-NA-AJ 1 Index	BUY	(0.84)	10/12/52	1,050	(178)

						$(806)

94	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Percentages are based on a Net Assets of $801,658 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2011. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	This security or a partial position of this security is on loan at March 31, 2011 (see Note 9). The total value of securities on loan at March 31, 2011 was $31,283 ($ Thousands).

(D)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2011. The coupon on a step bond changes on a specified date.

(F)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2011 was $32,395 ($ Thousands).

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — Financing Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

IO — Interest Only — face amount represents notional amount

LTD — Limited

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

NY — New York

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$406,647	$—	$406,647
Corporate Obligations	—	199,419	—	199,419
U.S. Treasury Obligations	—	131,502	—	131,502
Asset-Backed Securities	—	58,263	—	58,263
U.S. Government Agency
Obligations	—	11,800	—	11,800
Municipal Bonds	—	7,762	—	7,762
Cash Equivalent	23,512	—	—	23,512
Affiliated Partnership	—	32,395	—	32,395

Total Investments in Securities	$23,512	$847,788	$—	$871,300

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(31)	$—	$—	$(31)
Credit Default Swaps*	—	(806)	—	(806)
Written Options	(33)	(11)	—	(44)

Total Other Financial Instruments	$(64)	$(817)	$—	$(881)

*	Future and Swap contracts are valued at unrealized depreciation on the instruments.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	95

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 81.1%

Consumer Discretionary — 21.1%
Adelphia Communications (Escrow Security)
10.250%, 06/15/11 (A)	$150	$3
0.000%, 01/15/09 (A)	225	4
Adelphia Communications (Escrow Security), Ser B
0.000%, 02/15/04 (A)	25	—
Affinion Group
11.500%, 10/15/15	2,100	2,215
7.875%, 12/15/18 (B)	4,405	4,141
AMC Entertainment
9.750%, 12/01/20 (B)	2,645	2,830
8.750%, 06/01/19	190	206
American Achievement
10.875%, 04/15/16 (B)	3,455	3,395
American Axle & Manufacturing Holdings
9.250%, 01/15/17 (B)	100	111
American Standard Americas
10.750%, 01/15/16 (B)	1,350	1,441
Ameristar Casinos
9.250%, 06/01/14	900	989
7.500%, 04/15/21 (B)	4,490	4,451
Armored Autogroup
9.250%, 11/01/18 (B)	1,235	1,257
Aventi (Escrow Security)
0.000%, 10/15/49 (A) (C)	2,750	160
Avis Budget Car Rental
9.625%, 03/15/18	435	481
8.250%, 01/15/19	455	477
7.750%, 05/15/16	955	985

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Beazer Homes USA
12.000%, 10/15/17	$1,260	$1,458
9.125%, 06/15/18	450	455
9.125%, 05/15/19 (B)	1,250	1,264
Belo
8.000%, 11/15/16	2,080	2,280
7.750%, 06/01/27	1,675	1,524
Bon-Ton Department Stores
10.250%, 03/15/14	790	810
Brands
6.625%, 04/01/21	320	327
Buffalo Thunder Development Authority
9.375%, 12/15/14 (A) (B)	2,175	794
Burlington Coat Factory Warehouse
10.000%, 02/15/19 (B)	4,900	4,753
Cablevision Systems
8.000%, 04/15/20	852	929
7.750%, 04/15/18	792	855
CCO Holdings
8.125%, 04/30/20	2,083	2,265
7.875%, 04/30/18	1,900	2,019
7.250%, 10/30/17	555	580
7.000%, 01/15/19	2,570	2,634
7.000%, 01/15/19 (B)	1,660	1,697
Cedar Fair
9.125%, 08/01/18 (B)	2,135	2,316
Cengage Learning Holdco
13.750%, 07/15/15 (B)	3,300	3,448
Cequel Communications Holdings I and Cequel Capital
8.625%, 11/15/17 (B)	3,648	3,803
Chinos Acquisition
8.125%, 03/01/19 (B)	805	790
Choctaw Resort Development Enterprise
7.250%, 11/15/19 (B)	963	741
Chukchansi Economic Development Authority
4.024%, 11/15/12 (B) (D)	1,945	1,439
Citadel Broadcasting
7.750%, 12/15/18 (B)	450	488
CityCenter Holdings
7.625%, 01/15/16 (B)	1,965	2,029
CKE Restaurants
11.375%, 07/15/18	5,175	5,705
Claire’s Stores
8.875%, 03/15/19 (B)	1,665	1,590
Clear Channel Communications
9.000%, 03/01/21 (B)	1,980	1,975
Clear Channel Worldwide Holdings
9.250%, 12/15/17	2,315	2,538
Cleveland Unlimited
13.000%, 12/15/10 (B) (D)	4,304	3,228

96	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Columbus International
11.500%, 11/20/14 (B)	$1,295	$1,492
Community Health Systems
8.875%, 07/15/15	1,525	1,609
CSC Holdings
8.625%, 02/15/19	2,200	2,519
Dana (Escrow Security) (A)
7.000%, 03/01/09	1,200	30
6.500%, 03/15/08	300	7
Dana Holding
6.750%, 02/15/21	2,208	2,208
6.500%, 02/15/19	1,588	1,580
Dave & Buster’s
11.000%, 06/01/18	1,270	1,378
Dave & Buster’s Parent
12.042%, 02/15/16 (B) (E)	6,445	3,738
DCP
10.750%, 08/15/15 (B)	2,220	2,142
Dex One
12.000%, 01/29/17	964	612
Diamond Resorts
12.000%, 08/15/18 (B)	3,000	3,210
DineEquity
9.500%, 10/30/18 (B)	4,120	4,470
DISH DBS
7.875%, 09/01/19	60	65
Dollar General
11.875%, 07/15/17	1,505	1,735
Dunkin Finance
9.625%, 12/01/18 (B)	4,209	4,288
Easton-Bell Sports
9.750%, 12/01/16	2,365	2,661
Echostar DBS
7.750%, 05/31/15	4,095	4,484
7.125%, 02/01/16	2,095	2,236
El Dorado Casino Shreveport PIK
10.000%, 08/01/12	1,191	1,108
Empire Today
11.375%, 02/01/17 (B)	600	636
Entravision Communications
8.750%, 08/01/17	855	911
Equinox Holdings
9.500%, 02/01/16 (B)	940	1,012
Exide Technologies
8.625%, 02/01/18 (B)	1,300	1,388
Ferrellgas
9.125%, 10/01/17	2,100	2,341
6.500%, 05/01/21 (B)	1,875	1,819
Fontainebleau Las Vegas Holdings
11.000%, 06/15/15 (A) (B)	3,125	16
Ford Motor
7.450%, 07/16/31	1,065	1,153
6.375%, 02/01/29	1,075	1,016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Giraffe Acquisition
9.125%, 12/01/18 (B)	$725	$703
Goodyear Tire & Rubber
10.500%, 05/15/16	215	241
8.750%, 08/15/20	380	419
8.250%, 08/15/20	1,960	2,097
Greektown Superholdings
13.000%, 07/01/15	2,740	3,110
GWR Operating Partnership LLP
10.875%, 04/01/17	710	769
Hanesbrands
8.000%, 12/15/16	3,675	3,983
6.375%, 12/15/20	500	487
Harrah’s Operating
11.250%, 06/01/17	7,335	8,334
10.000%, 12/15/18	4,983	4,547
Hertz
8.875%, 01/01/14	187	192
7.500%, 10/15/18 (B)	1,410	1,459
6.750%, 04/15/19 (B)	220	218
Hillman Group
10.875%, 06/01/18	660	733
10.875%, 06/01/18 (B)	140	155
HSN
11.250%, 08/01/16	1,475	1,670
Icon Health & Fitness
11.875%, 10/15/16 (B)	615	653
Inergy
8.750%, 03/01/15	551	595
7.000%, 10/01/18 (B)	1,440	1,498
6.875%, 08/01/21 (B)	225	235
inVentiv Health
10.000%, 08/15/18 (B)	1,090	1,134
Isle of Capri Casinos
7.000%, 03/01/14	2,204	2,188
Jarden
8.000%, 05/01/16	370	405
7.500%, 05/01/17	1,550	1,655
JC Penney
7.950%, 04/01/17	780	872
5.750%, 02/15/18	110	111
Kabel BW Erste Beteiligungs GmbH
7.500%, 03/15/19 (B)	2,475	2,537
Knowledge Learning
7.750%, 02/01/15 (B)	1,000	990
Lamar Media
7.875%, 04/15/18	2,172	2,329
Laureate Education (B)
11.750%, 08/15/17	1,100	1,204
10.000%, 08/15/15	525	553
Lear
7.875%, 03/15/18	370	402
Libbey Glass
10.000%, 02/15/15	1,023	1,115

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	97

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Liberty Media LLC
8.250%, 02/01/30	$1,970	$1,916
Lions Gate Entertainment
10.250%, 11/01/16 (B)	3,890	4,123
M/I Homes
8.625%, 11/15/18 (B)	1,820	1,820
Marina District Finance (B)
9.875%, 08/15/18	2,225	2,328
9.500%, 10/15/15	305	319
MDC Partners
11.000%, 11/01/16	3,650	4,088
MediMedia USA
11.375%, 11/15/14 (B)	1,500	1,335
MGM Mirage
7.500%, 06/01/16	775	732
6.875%, 04/01/16	1,870	1,739
5.875%, 02/27/14	795	759
MGM Resorts International
11.375%, 03/01/18	5,545	6,155
11.125%, 11/15/17	2,140	2,450
9.000%, 03/15/20	4,015	4,401
Michaels Stores
13.000%, 11/01/11 (F)	365	372
7.750%, 11/01/18 (B)	955	974
Millennium (Escrow Security)
7.625%, 11/15/26 (A)	175	—
MTR Gaming Group
12.625%, 07/15/14	3,415	3,637
NCL
11.750%, 11/15/16	560	647
9.500%, 11/15/18 (B)	460	484
Needle Merger Sub
8.125%, 03/15/19 (B)	3,555	3,591
Neiman-Marcus Group PIK
9.000%, 10/15/15	1,106	1,156
Nexstar Broadcasting
8.875%, 04/15/17	1,875	2,030
Nielsen Finance
11.500%, 05/01/16	172	203
7.750%, 10/15/18 (B)	4,460	4,783
Norcraft
10.500%, 12/15/15	550	588
Norcraft Holdings
9.750%, 09/01/12 (F)	821	813
Ono Finance II
10.875%, 07/15/19 (B)	1,522	1,629
Peninsula Gaming
10.750%, 08/15/17 (B)	1,600	1,756
8.375%, 08/15/15	2,100	2,242
Penn National Gaming
6.750%, 03/01/15	2,000	2,033
Petco Animal Supplies
9.250%, 12/01/18 (B)	930	995
Phillips-Van Heusen
7.375%, 05/15/20	2,890	3,056

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pinnacle Entertainment
8.750%, 05/15/20	$4,425	$4,602
Quebecor Media
7.750%, 03/15/16	2,445	2,537
Quebecore Media (Escrow Security)
0.000%, 11/15/13 (A) (G)	1,725	—
0.000%, 03/15/16 (H) (I)	1,915	115
Quiksilver
6.875%, 04/15/15	1,610	1,586
QVC (B)
7.500%, 10/01/19	2,755	2,893
7.375%, 10/15/20	415	433
Regal Entertainment Group
9.125%, 08/15/18	705	754
Rent-A-Center
6.625%, 11/15/20 (B)	550	542
Rental Services
9.500%, 12/01/14	649	680
Reynolds Group Issuer (B)
9.000%, 04/15/19	2,755	2,851
8.500%, 05/15/18	2,240	2,268
8.250%, 02/15/21	3,647	3,610
7.750%, 10/15/16	4,825	5,102
6.875%, 02/15/21	250	252
River Rock Entertainment Authority
9.750%, 11/01/11	4,515	3,793
RJ Tower
12.000%, 06/01/13 (A)	172	1
Roadhouse Financing
10.750%, 10/15/17 (B)	1,840	1,973
RSC Equipment Rental (B)
10.000%, 07/15/17	1,750	1,995
8.250%, 02/01/21	2,739	2,849
Salem Communications
9.625%, 12/15/16	950	1,026
Sally Holdings LLC
9.250%, 11/15/14	1,360	1,426
San Pasqual Casino
8.000%, 09/15/13 (B)	1,670	1,670
Sbarro
10.375%, 02/01/15 (A) (H)	674	155
Sealy Mattress
8.250%, 06/15/14	2,776	2,804
Seneca Gaming
8.250%, 12/01/18 (B)	3,905	4,022
Service International
7.625%, 10/01/18	55	61
7.000%, 06/15/17	1,060	1,134
7.000%, 05/15/19	720	756
6.750%, 04/01/15	245	261
6.750%, 04/01/16	115	122
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15 (B)	300	198

98	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Simmons Bedding
11.250%, 07/15/15 (B)	$2,655	$2,864
Sinclair Television Group (B)
9.250%, 11/01/17	1,520	1,695
8.375%, 10/15/18	1,575	1,666
Sirius XM Radio (B)
9.750%, 09/01/15	1,425	1,605
8.750%, 04/01/15	1,300	1,463
Sitel
11.500%, 04/01/18 (B)	1,020	950
Stanadyne Holdings
12.000%, 02/15/15 (F)	1,575	1,626
Stanadyne Holdings, Ser 1
10.000%, 08/15/14	750	769
Standard Pacific
10.750%, 09/15/16	955	1,112
8.375%, 05/15/18	377	392
Steinway Musical Instruments
7.000%, 03/01/14 (B)	1,920	1,946
Stoneridge
9.500%, 10/15/17 (B)	930	1,028
Tenneco
6.875%, 12/15/20	630	652
Travelport LLC
11.875%, 09/01/16	2,211	2,062
4.936%, 09/01/14 (D)	856	776
TRW Automotive
7.250%, 03/15/17 (B)	745	819
Turning Stone Resort Casino Enterprise
9.125%, 09/15/14 (B)	4,770	4,913
Uncle Acquisition 2010
8.625%, 02/15/19 (B)	400	420
United Rentals North America
10.875%, 06/15/16	2,600	3,003
9.250%, 12/15/19	770	857
8.375%, 09/15/20	2,450	2,560
Univision Communications (B)
8.500%, 05/15/21	2,800	2,898
7.875%, 11/01/20	1,700	1,798
UPC Holding
9.875%, 04/15/18 (B)	4,060	4,486
Vail Resorts
6.750%, 02/15/14	1,340	1,357
Videotron
9.125%, 04/15/18	800	898
Visant
10.000%, 10/01/17	2,130	2,300
Visteon
6.750%, 04/15/19 (B)	315	315
WMG Acquisition
9.500%, 06/15/16	835	883
Wynn Las Vegas
7.875%, 11/01/17	110	118
7.750%, 08/15/20	3,410	3,615

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

XM Satellite Radio (B)
13.000%, 08/01/13	$4,565	$5,421
7.625%, 11/01/18	4,555	4,805
YCC Holdings
10.250%, 02/15/16 (B)	3,340	3,365

		358,399

Consumer Staples — 3.4%
B&G Foods
7.625%, 01/15/18	310	334
Beverages & More
9.625%, 10/01/14 (B)	4,000	4,200
BI-LO
9.250%, 02/15/19 (B)	1,900	1,969
Blue Merger Sub
7.625%, 02/15/19 (B)	4,095	4,151
Bumble Bee Acquisition
9.000%, 12/15/17 (B)	2,155	2,241
Bumble Bee Holdco SCA
9.625%, 03/15/18 (B)	1,990	1,856
Central Garden and Pet
8.250%, 03/01/18	950	995
Chiquita Brands International
8.875%, 12/01/15	1,435	1,478
Constellation Brands
7.250%, 09/01/16	1,600	1,730
7.250%, 05/15/17	1,170	1,269
Cott Beverages
8.375%, 11/15/17	2,165	2,311
8.125%, 09/01/18	950	1,014
Darling International
8.500%, 12/15/18 (B)	550	598
Dean Foods
7.000%, 06/01/16	1,260	1,202
Diversey
8.250%, 11/15/19	1,075	1,153
Diversey Holdings
10.500%, 05/15/20	1,115	1,294
Dole Food
13.875%, 03/15/14	386	467
8.000%, 10/01/16 (B)	205	218
Elizabeth Arden
7.375%, 03/15/21	200	209
Fleming
10.125%, 04/01/08 (A)	1,053	—
Michael Foods
9.750%, 07/15/18 (B)	785	858
NBTY
9.000%, 10/01/18 (B)	1,980	2,148
Rite Aid
10.250%, 10/15/19	150	164
9.750%, 06/12/16	2,410	2,675
9.500%, 06/15/17	4,825	4,337
8.000%, 08/15/20	8,105	8,581
7.500%, 03/01/17	475	475

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	99

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Spectrum Brands Holdings
12.000%, 08/28/19	$1,787	$1,993
9.500%, 06/15/18 (B)	520	573
SuperValu
8.000%, 05/01/16	2,805	2,805
US Foodservice
10.250%, 06/30/15 (B)	2,300	2,418
Viskase (B)
9.875%, 01/15/18	1,150	1,239

		56,955

Energy — 7.7%
American Petroleum Tankers
10.250%, 05/01/15 (B)	970	1,021
Antero Resources Finance
9.375%, 12/01/17	645	703
Aquilex Holdings
11.125%, 12/15/16	900	951
Arch Coal
8.750%, 08/01/16	1,975	2,207
7.250%, 10/01/20	65	70
Berry Petroleum
6.750%, 11/01/20	900	928
BreitBurn Energy Partners
8.625%, 10/15/20 (B)	1,020	1,068
Brigham Exploration
8.750%, 10/01/18 (B)	790	877
Bristow Group
7.500%, 09/15/17	1,680	1,766
Chaparral Energy (B)
9.875%, 10/01/20	695	771
8.250%, 09/01/21	910	937
Chesapeake Energy
6.875%, 08/15/18	3,090	3,360
6.625%, 08/15/20	225	240
6.500%, 08/15/17	950	1,027
Cloud Peak Energy Resources
8.250%, 12/15/17	675	736
Comstock Resources
7.750%, 04/01/19	4,940	5,026
Consol Energy
8.250%, 04/01/20	1,450	1,608
8.000%, 04/01/17	1,550	1,697
Continental Resources
7.375%, 10/01/20	2,200	2,365
Copano Energy
7.750%, 06/01/18	3,560	3,720
Crestwood Midstream Partners
7.750%, 04/01/19 (B)	2,000	2,003
Crosstex Energy
8.875%, 02/15/18	1,845	2,011
Denbury Resources
9.750%, 03/01/16	605	682

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Dresser-Rand Group
6.500%, 05/01/21 (B)	$1,360	$1,403
Dynegy Holdings
7.750%, 06/01/19	2,095	1,626
El Paso
7.750%, 01/15/32	295	331
7.420%, 02/15/37	950	972
7.250%, 06/01/18	815	916
6.950%, 06/01/28	295	299
Encore Acquisition
9.500%, 05/01/16	415	468
Energy Transfer Equity
7.500%, 10/15/20	2,993	3,255
EV Energy Partners
8.000%, 04/15/19 (B)	550	560
EXCO Resources
7.500%, 09/15/18	2,695	2,735
Forbes Energy Services
11.000%, 02/15/15	1,662	1,731
Forest Oil
8.500%, 02/15/14	75	84
8.000%, 12/15/11	585	611
7.250%, 06/15/19	2,075	2,168
Frontier Oil
6.875%, 11/15/18	760	792
GMX Resources
11.375%, 02/15/19 (B)	485	472
Helix Energy Solutions Group
9.500%, 01/15/16 (B)	1,330	1,403
Hercules Offshore
10.500%, 10/15/17 (B)	905	928
Hilcorp Energy I (B)
8.000%, 02/15/20	765	815
7.625%, 04/15/21	405	424
Holly
9.875%, 06/15/17	1,500	1,695
International Coal Group
9.125%, 04/01/18	1,570	1,782
James River Escrow
7.875%, 04/01/19 (B)	1,700	1,760
Key Energy Services
6.750%, 03/01/21	235	239
Kinder Morgan Finance
6.000%, 01/15/18 (B)	3,080	3,180
Laredo Petroleum
9.500%, 02/15/19 (B)	2,255	2,348
Linn Energy (B)
8.625%, 04/15/20	750	833
7.750%, 02/01/21	510	544
MarkWest Energy Partners
8.750%, 04/15/18	1,005	1,095
MEG Energy
6.500%, 03/15/21 (B)	4,306	4,376
Murray Energy
10.250%, 10/15/15 (B)	1,020	1,097

100	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Newfield Exploration
7.125%, 05/15/18	$3,040	$3,268
6.875%, 02/01/20	850	897
NFR Energy
9.750%, 02/15/17 (B)	1,070	1,059
Oasis Petroleum
7.250%, 02/01/19 (B)	925	937
OPTI Canada
9.000%, 12/15/12 (B)	3,650	3,709
8.250%, 12/15/14	2,180	1,164
Parker Drilling
9.125%, 04/01/18	2,505	2,693
Penn Virginia
10.375%, 06/15/16	400	452
PetroHawk Energy
10.500%, 08/01/14	800	919
7.875%, 06/01/15	2,165	2,295
7.250%, 08/15/18 (B)	2,610	2,688
7.250%, 08/15/18	1,890	1,947
Petroleum Development
12.000%, 02/15/18	2,000	2,267
Pioneer Drilling
9.875%, 03/15/18	515	554
Plains Exploration & Production
10.000%, 03/01/16	85	96
7.750%, 06/15/15	290	303
7.625%, 06/01/18	550	588
7.625%, 04/01/20	325	348
7.000%, 03/15/17	1,250	1,291
Pride International
6.875%, 08/15/20	885	1,003
Quicksilver Resources
11.750%, 01/01/16	2,500	2,912
7.125%, 04/01/16	3,399	3,357
RAAM Global Energy
12.500%, 10/01/15 (B)	1,120	1,176
Regency Energy Partners
9.375%, 06/01/16	735	836
6.875%, 12/01/18	3,360	3,578
SandRidge Energy
8.750%, 01/15/20	300	327
8.000%, 06/01/18 (B)	325	340
7.500%, 03/15/21 (B)	3,855	4,000
SM Energy
6.625%, 02/15/19 (B)	195	200
Targa Resources Partners
11.250%, 07/15/17	3,000	3,495
7.875%, 10/15/18 (B)	1,845	1,946
Tesoro
9.750%, 06/01/19	950	1,078
Thermon Industries
9.500%, 05/01/17	1,600	1,728
Trinidad Drilling
7.875%, 01/15/19 (B)	550	580

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Whiting Petroleum
6.500%, 10/01/18	$275	$285

		131,032

Financials — 11.5%
Alliant Holdings I
11.000%, 05/01/15 (B)	2,950	3,127
Ally Financial
8.000%, 11/01/31	2,610	2,845
7.500%, 09/15/20 (B)	1,715	1,829
6.750%, 12/01/14	4,873	5,135
6.250%, 12/01/17 (B)	845	861
American Capital
7.960%, 12/31/13 (B)	285	284
American General Finance MTN
5.400%, 12/01/15	2,450	2,236
American International Group
8.175%, 05/15/58 (D)	1,480	1,593
AMO Escrow
11.500%, 12/15/17 (B)	580	619
Bank of America
8.000%, 12/29/49 (D)	920	989
Bankrate
11.750%, 07/15/15 (B)	1,700	1,934
Cardtronics
8.250%, 09/01/18	4,490	4,888
Cemex Finance
9.500%, 12/14/16 (B)	3,945	4,251
CEVA Group (B)
11.625%, 10/01/16	2,925	3,218
11.500%, 04/01/18	2,500	2,716
CIT Group
7.000%, 05/01/13	138	140
7.000%, 05/01/14	271	276
7.000%, 05/01/15	510	515
7.000%, 05/01/16	8,007	8,017
7.000%, 05/01/17	9,764	9,776
6.625%, 04/01/18 (B)	570	578
Citigroup Capital XXI
8.300%, 12/21/57 (D)	870	905
City National Bank
9.000%, 08/12/19	3,384	3,873
CNO Financial Group
9.000%, 01/15/18 (B)	1,450	1,537
Credit Acceptance
9.125%, 02/01/17 (B)	1,300	1,402
9.125%, 02/01/17	2,400	2,595
E*Trade Financial
7.375%, 09/15/13	3,669	3,682
E*Trade Financial PIK
12.500%, 11/30/17	1,726	2,058
Fifth Third Capital Trust IV
6.500%, 04/15/37 (D)	1,875	1,826
FireKeepers Development Authority
13.875%, 05/01/15 (B)	3,450	4,088

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	101

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Ford Motor Credit
7.000%, 04/15/15	$350	$379
6.625%, 08/15/17	1,145	1,222
Ford Motor Credit LLC
12.000%, 05/15/15	1,280	1,611
8.700%, 10/01/14	1,505	1,708
8.000%, 12/15/16	2,720	3,088
Fresenius US Finance II
9.000%, 07/15/15 (B)	300	344
Genworth Financial
6.150%, 11/15/66 (D)	1,535	1,213
HBOS Capital Funding
6.071%, 06/30/49 (B) (D)	1,435	1,311
Hellas Telecommunications II
6.881%, 01/15/15 (A) (B) (D)	2,250	6
Host Hotels & Resorts
9.000%, 05/15/17‡	575	648
Host Marriott LP, Ser Q
6.750%, 06/01/16‡	1,275	1,315
HUB International Holdings
10.250%, 06/15/15 (B)	360	373
9.000%, 12/15/14 (B)	2,000	2,090
Icahn Enterprises
8.000%, 01/15/18	3,400	3,494
7.750%, 01/15/16	4,540	4,665
ILFC E-Capital Trust I
5.970%, 12/21/65 (B) (D)	830	691
ILFC E-Capital Trust II
6.250%, 12/21/65 (B) (D)	2,040	1,714
ING Groep
5.775%, 12/29/49 (D)	380	352
Interactive Data
10.250%, 08/01/18 (B)	1,200	1,338
International Lease Finance
8.875%, 09/15/15 (B)	2,160	2,376
8.750%, 03/15/17 (B)	2,355	2,649
8.250%, 12/15/20	400	439
Ironshore Holdings US
8.500%, 05/15/20 (B)	4,600	4,751
Kennedy-Wilson
8.750%, 04/01/19 (B)	3,250	3,227
Liberty Mutual Group
7.000%, 03/15/37 (B) (D)	1,275	1,226
Lloyds Banking Group
6.267%, 11/14/16 (B)	480	388
5.920%, 09/29/49 (B) (D)	605	487
Lyondell Chemical
8.000%, 11/01/17 (B)	5,470	6,031
Marlin Water Trust II
6.310%, 07/15/03 (A) (B)	4,200	—
National Life Insurance
10.500%, 09/15/39 (B)	990	1,244
NCO Group
11.875%, 11/15/14	1,150	1,006

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Novelis (B)
8.750%, 12/15/20	$835	$919
8.375%, 12/15/17	2,065	2,235
NSG Holdings
7.750%, 12/15/25 (B)	3,000	2,940
Nuveen Investments
10.500%, 11/15/15	9,235	9,489
10.500%, 11/15/15 (B)	555	567
5.500%, 09/15/15	1,055	926
Offshore Group Investments
11.500%, 08/01/15 (B)	4,040	4,484
Ohio Casualty
7.300%, 06/15/14	905	979
Omega Healthcare Investors‡
7.500%, 02/15/20	3,495	3,740
6.750%, 10/15/22 (B)	840	858
PHH
9.250%, 03/01/16 (B)	980	1,066
Pinafore
9.000%, 10/01/18 (B)	1,820	1,975
Pinnacle Foods Finance
10.625%, 04/01/17	1,660	1,780
8.250%, 09/01/17	600	627
PNC Preferred Funding Trust II
6.113%, 03/29/49 (B) (D)	4,670	3,899
Protective Life
8.450%, 10/15/39	2,800	3,123
Realogy
7.875%, 02/15/19 (B)	791	785
Regions Bank
7.500%, 05/15/18	250	264
Regions Financial
7.750%, 11/10/14	1,110	1,199
5.750%, 06/15/15	230	234
Sabra Health Care
8.125%, 11/01/18‡	1,785	1,883
Snoqualmie Entertainment Authority
9.125%, 02/01/15 (B)	2,550	2,537
4.136%, 02/01/14 (B) (D)	645	584
SunTrust Capital VIII
6.100%, 12/15/36 (D)	1,785	1,740
Susquehanna Capital II
11.000%, 03/23/40	1,300	1,397
UPCB Finance III
6.625%, 07/01/20 (B)	1,150	1,127
USB Realty
6.091%, 12/29/49 (B) (D)	2,300	1,932
USI Holdings
9.750%, 05/15/15 (B)	4,619	4,734
Ventas Realty L.P.
6.750%, 04/01/17‡	850	901
Wind Acquisition Holdings Finance
12.250%, 07/15/17 (B)	1,023	1,238
XL Capital
6.500%, 12/31/49 (D)	1,900	1,743

102	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Yankee Acquisition, Ser B
9.750%, 02/15/17	$2,250	$2,393
8.500%, 02/15/15	900	934

		194,411

Health Care — 8.2%
Accellent
10.000%, 11/01/17 (B)	1,555	1,555
8.375%, 02/01/17	2,170	2,327
Alere
9.000%, 05/15/16	3,310	3,525
American Renal Holdings
9.750%, 03/01/16 (B)	2,357	2,327
8.375%, 05/15/18	2,570	2,711
Aurora Diagnostics Holdings
10.750%, 01/15/18 (B)	2,730	2,812
Aviv Healthcare Properties
7.750%, 02/15/19 (B)	1,220	1,272
Bausch & Lomb
9.875%, 11/01/15	670	719
Biomet
11.625%, 10/15/17	7,370	8,218
10.375%, 10/15/17	5,155	5,664
10.000%, 10/15/17	6,245	6,846
BioScrip
10.250%, 10/01/15	4,493	4,678
Catalent Pharma Solutions
9.500%, 04/15/15	5,960	6,116
ConvaTec Healthcare E
10.500%, 12/15/18 (B)	1,220	1,281
DaVita
6.625%, 11/01/20	256	259
6.375%, 11/01/18	1,465	1,480
DJO Finance
10.875%, 11/15/14	995	1,085
9.750%, 10/15/17 (B)	7,456	7,829
Elan Finance PLC
8.875%, 12/01/13	1,500	1,551
Giant Funding
8.250%, 02/01/18 (B)	1,965	2,017
HCA
9.875%, 02/15/17	160	179
9.625%, 11/15/16	7,481	8,061
9.250%, 11/15/16	1,190	1,287
8.500%, 04/15/19	2,160	2,398
HCA Holdings
7.750%, 05/15/21 (B)	2,105	2,195
Health Management Associates
6.125%, 04/15/16	1,685	1,740
Healthsouth
8.125%, 02/15/20	2,870	3,107
7.750%, 09/15/22	745	775
7.250%, 10/01/18	510	527

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lantheus Medical Imaging
9.750%, 05/15/17	$3,700	$3,857
9.750%, 05/15/17 (B)	670	698
MedAssets
8.000%, 11/15/18 (B)	570	583
Multiplan
9.875%, 09/01/18 (B)	1,230	1,316
Mylan (B)
7.875%, 07/15/20	1,785	1,941
7.625%, 07/15/17	3,130	3,369
6.000%, 11/15/18	1,215	1,215
Novasep Holding SAS
9.750%, 12/15/16 (B)	490	314
Omnicare
6.125%, 06/01/13	174	175
OnCure Holdings
11.750%, 05/15/17	600	601
PharmaNet Development Group
10.875%, 04/15/17 (B)	3,915	4,306
Radiation Therapy Services
9.875%, 04/15/17	2,100	2,142
Radnet Management
10.375%, 04/01/18	975	986
Select Medical
7.625%, 02/01/15	3,725	3,790
STHI Holding
8.000%, 03/15/18 (B)	3,780	3,912
Surgical Care Affiliates
8.875%, 07/15/15 (B)	1,254	1,283
Talecris Biotherapeutics Holdings
7.750%, 11/15/16	1,435	1,575
Tenet Healthcare
10.000%, 05/01/18	95	111
9.250%, 02/01/15	1,630	1,795
8.875%, 07/01/19	215	245
8.000%, 08/01/20	290	302
UHS Escrow
7.000%, 10/01/18 (B)	1,850	1,910
United Surgical Partners International PIK
9.250%, 05/01/17	1,390	1,470
Universal Hospital Services
8.500%, 06/01/15	225	235
Valeant Pharmaceuticals International (B)
7.250%, 07/15/22	595	576
7.000%, 10/01/20	3,647	3,537
6.875%, 12/01/18	1,630	1,597
6.750%, 10/01/17	787	775
6.500%, 07/15/16	380	375
Vanguard Health Holding II
8.000%, 02/01/18	2,640	2,703
VWR Funding PIK
10.250%, 07/15/15	5,555	5,874

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	103

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Warner Chilcott
7.750%, 09/15/18 (B)	$855	$896

		139,005

Industrials — 9.6%
ACCO Brands
10.625%, 03/15/15	2,360	2,661
7.625%, 08/15/15	675	688
Accuride
9.500%, 08/01/18	3,300	3,671
ACL I
10.625%, 02/15/16 (B)	2,000	2,040
Acquisition Lanza Parent
10.000%, 06/01/17 (B)	1,250	1,378
Actuant
6.875%, 06/15/17	2,000	2,060
Aguila 3
7.875%, 01/31/18 (B)	185	189
Aircastle
9.750%, 08/01/18	10	11
9.750%, 08/01/18	635	703
Aleris International
7.625%, 02/15/18 (B)	875	877
0.000%, 12/15/16 (A)	1,800	—
Aleris International PIK
0.000%, 12/15/14 (A)	725	—
Alion Science & Technology
12.000%, 11/01/14	2,437	2,510
10.250%, 02/01/15	1,000	810
Alliant Techsystems
6.875%, 09/15/20	175	183
6.750%, 04/01/16	3,780	3,879
American Axle & Manufacturing
7.875%, 03/01/17	2,320	2,355
American Tire Distributors
9.750%, 06/01/17	515	566
AMGH Merger Sub
9.250%, 11/01/18 (B)	1,404	1,508
Amsted Industries
8.125%, 03/15/18 (B)	775	826
ArvinMeritor
10.625%, 03/15/18	445	501
8.125%, 09/15/15	675	702
Associated Materials
9.125%, 11/01/17 (B)	2,430	2,600
AWAS Aviation Capital
7.000%, 10/15/16 (B)	1,250	1,250
Baker & Taylor
11.500%, 07/01/13 (B)	1,050	908
BE Aerospace
6.875%, 10/01/20	1,000	1,035
Belden
9.250%, 06/15/19	610	676
Building Materials Corp of America
6.875%, 08/15/18 (B)	2,375	2,428

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Case New Holland
7.875%, 12/01/17 (B)	$970	$1,078
7.750%, 09/01/13	360	392
Casella Waste Systems
11.000%, 07/15/14	170	193
7.750%, 02/15/19 (B)	1,520	1,520
CDW
8.000%, 12/15/18 (B)	1,000	1,055
Cemex Espana Luxembourg
9.250%, 05/12/20 (B)	1,639	1,698
Chart Industries
9.125%, 10/15/15	1,800	1,881
Clean Harbors
7.625%, 08/15/16	482	512
7.625%, 08/15/16 (B)	405	430
Coleman Cable
9.000%, 02/15/18	2,965	3,120
Columbus McKinnon
7.875%, 02/01/19 (B)	400	411
CPM Holdings
10.875%, 09/01/14 (B)	2,105	2,273
DAE Aviation Holdings
11.250%, 08/01/15 (B)	875	925
Delta Air Lines
12.250%, 03/15/15 (B)	2,200	2,464
DynCorp International
10.375%, 07/01/17 (B)	4,510	4,882
Esterline Technologies
7.000%, 08/01/20	1,300	1,360
Express
8.750%, 03/01/18	700	760
General Cable
7.125%, 04/01/17	1,050	1,083
Geo Group
7.750%, 10/15/17	980	1,045
6.625%, 02/15/21 (B)	190	188
Global Aviation Holdings
14.000%, 08/15/13	2,750	3,224
Great Lakes Dredge & Dock
7.375%, 02/01/19 (B)	745	754
Griffon
7.125%, 04/01/18 (B)	2,245	2,284
Huntington Ingalls Industries (B)
7.125%, 03/15/21	500	521
6.875%, 03/15/18	500	522
Intcomex
13.250%, 12/15/14	4,780	5,031
Interface
7.625%, 12/01/18 (B)	810	842
Interline Brands
7.000%, 11/15/18	1,295	1,328
International Wire Group
9.750%, 04/15/15 (B)	975	1,035
Iron Mountain
8.750%, 07/15/18	1,020	1,074
8.375%, 08/15/21	1,070	1,158

104	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Kansas City Southern de Mexico
8.000%, 02/01/18	$750	$818
Koppers
7.875%, 12/01/19	1,620	1,758
Kratos Defense & Security Solutions
10.000%, 06/01/17	1,250	1,378
Manitowoc
9.500%, 02/15/18	1,900	2,100
8.500%, 11/01/20	1,090	1,169
Masco
6.125%, 10/03/16	300	308
Mueller Water Products
8.750%, 09/01/20	585	651
7.375%, 06/01/17	1,180	1,153
Neehah Foundry
15.000%, 07/29/15	93	93
Niska Gas Storage US
8.875%, 03/15/18	1,085	1,180
Oshkosh
8.500%, 03/01/20	1,000	1,121
8.250%, 03/01/17	1,475	1,623
Ply Gem Industries
13.125%, 07/15/14	1,120	1,238
8.250%, 02/15/18 (B)	700	719
Polymer Group
7.750%, 02/01/19 (B)	2,190	2,258
Polypore International
7.500%, 11/15/17 (B)	4,380	4,599
Quality Distribution
11.750%, 11/01/13	64	64
9.875%, 11/01/18 (B)	4,000	4,150
RailAmerica
9.250%, 07/01/17	740	819
RBS Global
8.500%, 05/01/18	1,570	1,696
RBS Global and Rexnord
11.750%, 08/01/16	860	922
Sabine Pass LNG L.P.
7.500%, 11/30/16 (B)	1,540	1,582
7.500%, 11/30/16	5,760	5,918
Seminole Indian Tribe of Florida
7.750%, 10/01/17 (B)	680	719
Sequa
11.750%, 12/01/15 (B)	3,400	3,672
Sequa PIK
13.500%, 12/01/15 (B)	500	546
ServiceMaster
10.750%, 07/15/15 (B)	3,390	3,602
7.250%, 03/01/38	1,515	1,136
Spirit Aerosystems
7.500%, 10/01/17	935	1,005
SPX
7.625%, 12/15/14	1,190	1,311
Susser Holdings
8.500%, 05/15/16	550	595

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Swift Services Holdings
10.000%, 11/15/18 (B)	$905	$982
Swift Transportation
12.500%, 05/15/17 (B)	680	733
syncreon Global Ireland
9.500%, 05/01/18 (B)	3,112	3,221
Terex
10.875%, 06/01/16	950	1,104
8.000%, 11/15/17	2,885	3,040
Thermadyne Holdings
9.000%, 12/15/17 (B)	1,500	1,584
Ticketmaster Entertainment
10.750%, 08/01/16	4,890	5,342
Titan International
7.875%, 10/01/17 (B)	3,420	3,625
Tops Holding
10.125%, 10/15/15	530	570
Trimas
9.750%, 12/15/17	780	859
Triumph Group
8.625%, 07/15/18	310	342
United Air Lines
12.000%, 11/01/13 (B)	1,155	1,255
United Air Lines, Ser 95A1
9.560%, 10/19/18	475	138
9.020%, 04/19/12 (A)	303	121
United Maritime Group
11.750%, 06/15/15	4,200	4,358
USG
8.375%, 10/15/18 (B)	1,255	1,312
6.300%, 11/15/16	1,485	1,396

		161,943

Information Technology — 5.5%
Activant Solutions
9.500%, 05/01/16	1,645	1,694
Aeroflex
11.750%, 02/15/15	1,465	1,593
Allen Systems Group
10.500%, 11/15/16 (B)	1,185	1,203
Amkor Technology
7.375%, 05/01/18	1,700	1,759
Aspect Software
10.625%, 05/15/17 (B)	3,890	4,162
Avaya
10.125%, 11/01/15	3,173	3,244
9.750%, 11/01/15	960	976
7.000%, 04/01/19 (B)	3,090	3,013
Brocade Communications Systems
6.625%, 01/15/18	440	466
CommScope (B)
8.250%, 01/15/19	3,095	3,234
Compucom Systems
12.500%, 10/01/15 (B)	5,880	6,358

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	105

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Fidelity National Information Services
7.875%, 07/15/20	$1,185	$1,295
7.625%, 07/15/17	1,230	1,333
First Data
12.625%, 01/15/21 (B)	2,109	2,288
11.250%, 03/31/16	1,190	1,186
10.550%, 09/24/15	6,274	6,502
9.875%, 09/24/15	1,540	1,578
8.875%, 08/15/20 (B)	830	911
8.750%, 01/15/22 (B)	1,055	1,050
8.250%, 01/15/21 (B)	1,052	1,049
7.375%, 06/15/19 (B)	315	320
Freescale Semiconductor
10.125%, 03/15/18 (B)	535	599
9.250%, 04/15/18 (B)	4,800	5,256
GXS Worldwide
9.750%, 06/15/15	8,905	9,061
JDA Software Group
8.000%, 12/15/14	675	739
MagnaChip Semiconductor
10.500%, 04/15/18	2,000	2,235
MEMC Electronic Materials
7.750%, 04/01/19 (B)	700	717
NXP Funding LLC
10.000%, 07/15/13 (B)	489	543
9.750%, 08/01/18 (B)	2,235	2,503
9.500%, 10/15/15	840	892
7.875%, 10/15/14	1,112	1,155
Open Solutions
9.750%, 02/01/15 (B)	4,200	2,940
Sabre Holdings
8.350%, 03/15/16	1,675	1,616
Seagate HDD Cayman
7.750%, 12/15/18 (B)	1,165	1,206
Smart Modular Technologies
5.803%, 04/01/12 (D)	670	670
Spansion
7.875%, 11/15/17 (B)	1,275	1,297
SSI Investments II
11.125%, 06/01/18	755	846
STATS ChipPAC
7.500%, 08/12/15 (B)	2,375	2,589
Stratus Technologies
12.000%, 03/29/15 (B)	2,300	2,119
SunGard Data Systems
10.250%, 08/15/15	4,433	4,655
7.375%, 11/15/18 (B)	810	828
Travelport
9.000%, 03/01/16	210	195
Travelport LLC
9.875%, 09/01/14	1,500	1,461
Unisys (B)
14.250%, 09/15/15	999	1,196
12.750%, 10/15/14	1,864	2,213

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zayo Group
10.250%, 03/15/17	$865	$951

		93,696

Materials — 6.8%
AK Steel
7.625%, 05/15/20	2,418	2,466
Algoma Acquisition
9.875%, 06/15/15 (B)	1,415	1,302
APERAM
7.750%, 04/01/18 (B)	1,020	1,041
Appleton Papers
10.500%, 06/15/15 (B)	940	989
Ardagh Packaging Finance (B)
9.125%, 10/15/20	1,260	1,364
7.375%, 10/15/17	300	321
Ashland
9.125%, 06/01/17	1,845	2,117
Atkore International
9.875%, 01/01/18 (B)	2,035	2,172
Berry Plastics
10.250%, 03/01/16	710	690
9.750%, 01/15/21 (B)	1,755	1,737
Boise Paper Holdings
9.000%, 11/01/17	1,270	1,410
BWAY Holding
10.000%, 06/15/18 (B)	1,130	1,243
Cascades
7.875%, 01/15/20	1,320	1,393
7.750%, 12/15/17	700	739
Celanese US Holdings
6.625%, 10/15/18 (B)	550	567
Cemex
9.000%, 01/11/18 (B)	3,020	3,167
CF Industries
6.875%, 05/01/18	4,825	5,416
Chemtura
7.875%, 09/01/18 (B)	1,205	1,274
Clearwater Paper
10.625%, 06/15/16	790	893
7.125%, 11/01/18 (B)	865	906
Domtar
10.750%, 06/01/17	1,700	2,125
9.500%, 08/01/16	275	325
Exopack Holding
11.250%, 02/01/14	750	772
Ferro
7.875%, 08/15/18	800	848
FMG Resources (B)
7.000%, 11/01/15	1,830	1,899
6.875%, 02/01/18	210	219
Georgia-Pacific LLC
8.250%, 05/01/16 (B)	890	1,003

106	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

8.000%, 01/15/24	$1,690	$1,931
7.125%, 01/15/17 (B)	4,310	4,574
Graham Packaging
8.250%, 01/01/17	95	102
8.250%, 10/01/18	2,050	2,199
Graphic Packaging International
9.500%, 06/15/17	1,265	1,404
7.875%, 10/01/18	1,675	1,794
Headwaters
7.625%, 04/01/19 (B)	1,215	1,215
Hexion US Finance
9.000%, 11/15/20 (B)	1,430	1,483
8.875%, 02/01/18	1,725	1,824
Huntsman International
8.625%, 03/15/20	435	474
8.625%, 03/15/21 (B)	255	278
7.375%, 01/01/15	239	244
5.500%, 06/30/16	485	477
Ineos Group Holdings PLC
8.500%, 02/15/16 (B)	1,030	1,039
JMC Steel Group
8.250%, 03/15/18 (B)	3,970	4,059
Lyondell Chemical
11.000%, 05/01/18	7,401	8,308
MacDermid
9.500%, 04/15/17 (B)	1,045	1,110
Midwest Vanadium
11.500%, 02/15/18 (B)	1,100	1,134
Millar Western Forest Products
8.500%, 04/01/21 (B)	1,135	1,135
7.750%, 11/15/13	1,040	1,054
Momentive Performance Materials
9.000%, 01/15/21 (B)	4,420	4,569
Momentive Performance Materials PIK
2.078%, 06/04/17 (C)	1,700	1,488
Nalco
6.625%, 01/15/19 (B)	1,882	1,936
NewPage
11.375%, 12/31/14	570	571
Nexeo Solutions
8.375%, 03/01/18 (B)	1,525	1,555
Noranda Aluminium Acquisition PIK
6.828%, 05/15/15 (D)	2,668	2,568
Nova Chemicals
8.625%, 11/01/19	420	470
Packaging Dynamics (B)
8.750%, 02/01/16	3,124	3,195
PH Glatfelter
7.125%, 05/01/16	1,155	1,186
Plastipak Holdings
10.625%, 08/15/19 (B)	590	673
PolyOne
7.375%, 09/15/20	1,375	1,447

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Pregis
12.375%, 10/15/13	$3,081	$3,039
Rain CII Carbon
8.000%, 12/01/18 (B)	310	332
Reichhold Industries
9.000%, 08/15/14 (B)	1,969	1,735
Rhodia
6.875%, 09/15/20 (B)	1,970	2,007
Ryerson
12.000%, 11/01/15	1,215	1,324
Scotts Miracle-Gro
7.250%, 01/15/18	295	314
Sealed Air
7.875%, 06/15/17	1,120	1,252
Solo Cup
10.500%, 11/01/13	755	789
Solutia
8.750%, 11/01/17	1,150	1,265
7.875%, 03/15/20	865	939
Standard Steel
12.000%, 05/01/15 (B)	2,850	2,950
Verso Paper Holdings
11.500%, 07/01/14	1,152	1,258
8.750%, 02/01/19 (B)	476	495
Vertellus Specialties
9.375%, 10/01/15 (B)	3,390	3,627

		115,220

Telecommunication Services — 5.6%
Buccaneer Merger Sub
9.125%, 01/15/19 (B)	2,340	2,480
Cincinnati Bell
8.375%, 10/15/20	1,155	1,135
Clearwire Communications (B)
12.000%, 12/01/15	10,350	11,178
12.000%, 12/01/17	1,829	1,955
Cogent Communications Group
8.375%, 02/15/18 (B)	590	608
Cricket Communications
7.750%, 10/15/20	970	977
Crown Castle International
9.000%, 01/15/15	1,510	1,665
Digicel
12.000%, 04/01/14 (B)	500	586
Digicel Group (B)
10.500%, 04/15/18	2,290	2,622
8.250%, 09/01/17	2,244	2,379
Frontier Communications
8.500%, 04/15/20	910	986
GCI
8.625%, 11/15/19	1,115	1,224
Global Crossing
12.000%, 09/15/15	1,370	1,562

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	107

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Inmarsat Finance
7.375%, 12/01/17 (B)	$2,125	$2,242
Intelsat Jackson Holding
11.250%, 06/15/16	3,475	3,705
9.500%, 06/15/16	1,270	1,340
7.250%, 04/01/19 (B)	1,865	1,867
7.250%, 10/15/20 (B)	1,305	1,305
Intelsat Luxembourg
11.500%, 02/04/17	2,947	3,234
11.250%, 02/04/17	2,150	2,349
Intelsat Subsidiary Holding
8.875%, 01/15/15	1,150	1,187
8.875%, 01/15/15 (B)	320	329
ITC Deltacom
10.500%, 04/01/16	690	761
Level 3 Financing
10.000%, 02/01/18	3,320	3,324
Lucent Technologies
6.450%, 03/15/29	1,740	1,496
MetroPCS Wireless
7.875%, 09/01/18	2,365	2,531
6.625%, 11/15/20	1,000	999
NII Capital
10.000%, 08/15/16	845	963
7.625%, 04/01/21	590	603
Orascom Telecom Finance
7.875%, 02/08/14 (B)	1,800	1,850
PAETEC Holding
9.875%, 12/01/18 (B)	1,960	2,068
9.500%, 07/15/15	320	335
8.875%, 06/30/17	700	754
Qwest
7.500%, 06/15/23	1,015	1,018
7.250%, 09/15/25	350	373
7.250%, 10/15/35	1,200	1,218
6.875%, 09/15/33	225	225
Qwest Communications International
8.000%, 10/01/15	300	331
Qwest Communications International, Ser B
7.500%, 02/15/14	1,635	1,662
Sable International Finance MTN
7.750%, 02/15/17 (B)	590	620
SBA Telecommunications
8.250%, 08/15/19	305	337
8.000%, 08/15/16	200	218
Sprint Capital
8.750%, 03/15/32	5,880	6,255
6.900%, 05/01/19	355	367
Telcordia Technologies
11.000%, 05/01/18 (B)	8,140	9,056
Telesat Canada
12.500%, 11/01/17	760	906

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Trilogy International Partners
10.250%, 08/15/16 (B)	$60	$62
tw telecom holdings
8.000%, 03/01/18	1,585	1,710
Virgin Media Finance PLC
9.500%, 08/15/16	125	142
8.375%, 10/15/19	670	754
West
11.000%, 10/15/16	960	1,032
Wind Acquisition Finance
11.750%, 07/15/17 (B)	3,018	3,470
7.250%, 02/15/18 (B)	610	637
Windstream
8.125%, 09/01/18 (B)	585	624
7.750%, 10/01/21	1,065	1,082
7.500%, 04/01/23	330	325

		95,023

Utilities — 1.7%
AES
9.750%, 04/15/16	1,210	1,389
7.750%, 03/01/14	50	54
Calpine (B)
7.875%, 07/31/20	2,737	2,908
7.500%, 02/15/21	2,212	2,289
7.250%, 10/15/17	300	312
Calpine Generating
0.000%, 04/01/11 (A) (D)	1,600	204
Edison Mission Energy
7.625%, 05/15/27	1,700	1,266
Elwood Energy
8.159%, 07/05/26	734	727
Energy Future Holdings
10.875%, 11/01/17	241	201
10.000%, 01/15/20	245	260
Energy Future Intermediate Holding
10.000%, 12/01/20	3,259	3,453
GenOn Escrow
9.500%, 10/15/18 (B)	690	718
Mirant (Escrow Security)
0.000%, 07/15/04 (A)	450	5
Mirant Americas Generation LLC
8.500%, 10/01/21	1,130	1,175
North American Energy Alliance
10.875%, 06/01/16 (B)	1,100	1,232
NRG Energy
8.500%, 06/15/19	2,185	2,300
8.250%, 09/01/20 (B)	1,555	1,617
7.625%, 01/15/18 (B)	820	851
7.375%, 02/01/16	1,295	1,340
7.375%, 01/15/17	2,900	3,023
Public Service of New Mexico
7.950%, 05/15/18	2,600	2,921

108	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Puget Sound Energy
6.974%, 06/01/67 (D)	$905	$883

		29,128

Total Corporate Obligations (Cost $1,300,466) ($ Thousands)		1,374,812

LOAN PARTICIPATIONS — 5.8%
AL Gulf Coast Terminals
6.750%, 06/02/16	481	478
Alliance Laundry Systems
6.750%, 09/23/16	27	28
6.250%, 09/23/16	1,500	1,513
Alliant Holdings I
7.250%, 08/21/14	500	500
American General Finance
7.250%, 04/08/15	3,610	3,612
Asurion
6.750%, 03/31/15	1,500	1,516
Asurion, 2nd Lien
6.757%, 07/03/15	3,686	3,643
Attachmate
0.000%, 02/25/17 (K)	1,750	1,735
Avaya
3.061%, 10/26/14	1,790	1,733
Aventine Renewable
10.500%, 12/15/15	9	8
Aventine Renewable Energy Holdings
10.500%, 12/01/15	3,392	3,372
Boston Generating, 2nd Lien
8.500%, 06/20/14	700	15
Boston Generating, Mezzanine
11.250%, 12/20/16	222	—
Brock Holdings
10.000%, 03/16/18	390	400
Caesar’s Entertainment
3.303%, 01/28/15	450	418
Central Parking
2.563%, 05/22/14	608	515
Central Parking, 1st Lien
2.563%, 05/22/14	1,426	1,207
Claire’s Stores
5.000%, 05/27/14	3	3
3.057%, 05/27/14	717	682
3.054%, 05/27/14	150	143
Clear Channel
3.906%, 01/29/16	306	270
CommScope
5.000%, 01/14/18	1,500	1,509
Cristal Inorganic Chemicals
6.053%, 11/15/14	2,450	2,444
CTV, Term Loan B-14
0.000%, 12/27/14 (K)	555	559
Dex Media East Term Loan
0.000%, 10/24/14 (K)	450	351

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Echostar (K)
0.000%, 06/30/19	$1,935	$1,935
First Data
3.002%, 09/24/14	2,750	2,633
First Data, Initial Tranche B-1
3.014%, 09/24/14	952	912
First Data, Initial Tranche B-2
3.006%, 09/24/14	311	298
Firth Rixson Facility B
4.803%, 12/18/15	500	482
Firth Rixson Facility C
5.303%, 12/20/16	500	484
Gambro Aktiebolag
5.064%, 11/24/16	1,675	1,666
5.064%, 05/24/16	922	911
Georgia Pacific
2.533%, 12/20/12	16	16
2.299%, 12/20/12	159	159
Green Valley Ranch Gaming, 2nd Lien
3.507%, 08/06/14 (A)	2,000	14
Guitar Center
3.770%, 10/09/13	1,833	1,741
Harrah’s Operating
9.500%, 01/28/15	2,970	3,128
3.533%, 01/28/15	2	2
3.498%, 01/28/15	1,234	1,147
3.303%, 01/28/15	6	6
Iasis Healthcare
5.725%, 06/13/14	4,460	4,402
Ineos Group, Term Loan B-2
7.500%, 12/16/13	1,203	1,241
Ineos Group, Term Loan C-2
8.000%, 12/16/14	1,380	1,430
Infor Global Enterprise Solutions
6.512%, 03/02/14	917	845
Infor Global Solutions
8.270%, 08/29/14	3,823	2,918
Infor Global Solutions, 2nd Lien
6.512%, 03/02/14	1,583	1,461
Intelsat Jackson Holding
3.026%, 02/01/14	2,100	2,027
Kalispel Tribal Economic Authority
7.500%, 01/31/17	2,800	2,744
Medical Card
12.250%, 09/15/16	19	20
12.000%, 09/15/16	1,496	1,556
Merrill Communications
7.500%, 12/24/12	1,100	1,098
Metroflag, 2nd Lien
14.000%, 01/06/09 (A)	300	—
MGM Mirage
7.000%, 02/21/14	989	972
MGM Mirage Term Loan C
0.000%, 02/21/14 (K)	500	491

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	109

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Continued)

March 31, 2011

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

NCO Group
7.500%, 05/15/13	$984	$961
Nelson Edu Term Loan B-1L
2.803%, 07/05/14	1,000	905
Nuveen Investments, 2nd Lien
12.500%, 07/31/15	910	974
12.500%, 11/09/14	690	739
NXP Semiconductors, 1st Lien
0.000%, 03/07/17 (K)	720	725
Obsidian Natural Gas Trust
7.000%, 11/02/15	2,811	2,846
Open Link Financial
10.250%, 11/06/15	2,250	2,351
PQ
6.770%, 06/14/14	1,297	1,278
Realogy
13.500%, 10/15/17	865	929
Realogy, Term B Loan
3.292%, 10/10/13	709	677
Revel AC
9.000%, 02/17/17	855	830
Rexnord, Term B Loan
7.299%, 03/01/13	2,390	1,972
Rite Aid
4.500%, 02/17/18	2,200	2,180
Shield Finance
7.750%, 06/15/16	1,478	1,489
Simmons Holdco Unsecured (Escrow)
0.000%, 02/15/12 (K)	1,697	—
Smart Technologies
7.261%, 08/28/15	700	698
Summit Material
6.500%, 12/03/15	1,300	1,294
Targa Resources
3.304%, 02/09/15	866	844
3.261%, 02/09/15	850	829
Texas Competitive Electric Holdings, Term Loan B-2
4.066%, 10/10/14	3,740	3,148
3.803%, 10/10/14	258	217
3.759%, 10/10/14	2,653	2,233
Texas Competitive Electric Holdings, Term Loan B-3
3.803%, 10/10/14	19	15
3.758%, 10/10/14	361	303
Tronox
7.000%, 10/14/15	1,410	1,422
Vertafore
9.750%, 10/27/17	450	457
Wide Open West Finance
8.500%, 06/27/15	—	—
6.505%, 06/27/15	3,279	3,115

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Zuffa
7.500%, 06/18/15	$1,728	$1,738

Total Loan Participations (Cost $96,193) ($ Thousands)		98,562

COLLATERALIZED DEBT OBLIGATIONS — 5.2%

Financials — 2.9%
ACAS Business Loan Trust, Ser 2006-1A, Cl A
0.541%, 11/27/19 (B) (D)	5,096	4,969
ACAS Business Loan Trust, Ser 2007- 2A, Cl A
0.650%, 11/18/19 (B) (D)	7,315	7,096
ACAS CLO, Ser 2007-1A, Cl A1J
0.559%, 04/20/21 (B) (D)	5,207	4,270
CIFC Funding, Ser 2007-3A, Cl B
1.499%, 07/26/21 (B) (D)	2,500	1,863
CIT CLO, Ser 2007-1A, Cl D
2.271%, 06/20/21 (B) (D)	2,800	1,960
CIT CLO, Ser 2007-1A, Cl E
5.271%, 06/20/21 (D)	800	544
Colts Trust, Ser 2007-1A, Cl A
0.539%, 03/20/21 (B) (D)	2,003	1,832
Duane Street CLO, Ser 2007-5A, Cl SN
0.000%, 10/14/21 (B)	3,300	1,650
Emporia Preferred Funding, Ser 2007- 3A, Cl C
1.203%, 04/23/21 (B) (D)	1,708	1,255
Newstar Trust, Ser 2007-1A, Cl A1
0.551%, 09/30/22 (B) (D)	7,409	6,779
Rockwall CDO, Ser 2006-1A, Cl A1LA
0.604%, 08/01/21 (B) (D)	5,580	4,882
Rockwall CDO, Ser 2006-1A, Cl A1LB
0.804%, 08/01/21 (B) (D)	11,468	8,830
Rockwall CDO, Ser 2006-1A, Cl A2L
0.954%, 08/01/21 (B) (D)	3,017	2,172
Sargas CLO II, Ser 2006-1A, Cl
0.000%, 10/20/18 (B)	3,366	1,027

		49,129

Other Asset-Backed Securities — 2.3%
FM Leveraged Capital Fund, Ser 2006- 2A, Cl B
0.783%, 11/15/20 (B) (D)	3,157	2,684
FM Leveraged Capital Fund, Ser 2006- 2A, Cl D
1.913%, 11/15/20 (B) (D)	694	475
Grayson CLO, Ser 2006-1A, Cl A1B
0.664%, 11/01/21 (B) (D)	6,394	4,897
Jasper CLO, Ser 2005-1A, Cl A
0.574%, 08/01/17 (B) (D)	2,768	2,553
Rockwall CDO, Ser 2007-1A, Cl A1LA
0.554%, 08/01/24 (B) (D)	30,893	25,487

110	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

Stone Tower CDO, Ser 2004-1A, Cl A1LA
0.804%, 01/29/20 (B) (D)	$1,351	$1,176
Westwood CDO, Ser 2007-2A, Cl C
1.003%, 04/25/22 (B) (D)	2,851	1,962

		39,234

Total Collateralized Debt Obligations (Cost $83,903) ($ Thousands)		88,363

ASSET-BACKED SECURITIES — 0.2%

Other Asset-Backed Securities — 0.2%
Airplanes Pass- Through Trust, Ser 2001-1A
0.805%, 03/15/19 (D)	1,743	1,220
Cajun Global, Ser 2011-1A
5.955%, 02/20/41 (B)	1,280	1,306
Dominos Pizza Master Issuer LLC, Ser 2007-1, Cl A2
5.261%, 04/25/37 (B)	1,169	1,189

Total Asset-Backed Securities (Cost $3,276) ($ Thousands)		3,715

AUCTION RATE PREFERRED SECURITIES — 0.6%
BlackRock Insured Municipal Income Trust	13,750	1,238
BlackRock Municipal Income Trust	13,250	1,193
BlackRock Municipal Income Trust	28,250	2,543
BlackRock MuniVest Fund (D) (D)	12,750	1,147
BlackRock MuniYield Insured Fund	10,500	1,018
Invesco Insured Municipal Trust	19,000	1,710
Invesco Van Kampen Senior Income Trust	18,250	1,642

Total Auction Rate Preferred Securities (Cost $9,873) ($ Thousands)		10,491

PREFERRED STOCK — 0.5%
Ally Financial (B) (D) 7.000%	45	1,119
Ally Financial 8.500%	4	3,392
Axis Capital Holdings (D) 7.500%	13	1,242
Dana Holding (B) 4.000%	5	829
General Motors 2.375%	5	231
GMAC Capital Trust I (D) 8.125%	70	1,785

Total Preferred Stock (Cost $6,938) ($ Thousands)		8,598

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

COMMON STOCK — 0.5%
Aventine Renewable Energy Holdings* (B)	66,817	$1,721
Core-Mark Holding*	861	28
Dana Holding*	64,570	1,123
Delta Air Lines*	2,849	28
Dex One*	31,547	153
LyondellBasell Industries, Cl A*	95,055	3,759
Neenah Enterprises* (C)	17,244	77
Quad*	74	3
Shreveport Gaming Holdings	13,948	—
Solutia*	186	5
United Continental Holdings*	35	1
VSS AHC, Cl A* (C) (H) (I)	38,453	459
Winn-Dixie Stores*	419	3

Total Common Stock (Cost $5,704) ($ Thousands)		7,360

CONVERTIBLE BONDS — 0.4%
Hologic CV to 25.9110
2.000%, 12/15/37	$970	936
Leap Wireless International CV to 10.729
4.500%, 07/15/14	1,252	1,208
Liberty Media CV to 16.7764
3.750%, 02/15/30	3,200	1,868
Liberty Media CV to 22.94686
4.000%, 11/15/29	1,210	711
Lions Gate Entertainment CV to 86.9565
2.938%, 10/15/24	1,124	1,121
Live Nation Entertainment
2.875%, 07/15/27	861	779
Mirant CV to 14.7167
0.000%, 06/15/21 (A)	2,200	5
Vector Group CV to 59.3618
3.875%, 06/15/26 (D)	415	486

Total Convertible Bonds (Cost $6,509) ($ Thousands)		7,114

	Number of Warrants

WARRANTS — 0.0%
Alion Science & Technology, Expires 03/15/17*	2,600	—

Grande Communications, Expires 04/01/11* (B)	850	—

Total Warrants (Cost $9) ($ Thousands)		—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	111

SCHEDULE OF INVESTMENTS (Unaudited)

High Yield Bond Fund (Concluded)

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.200%** †† (J)	6,083	$5

Total Affiliated Partnership (Cost $6) ($ Thousands)		5

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 5.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	97,128,940	$97,129

Total Cash Equivalent (Cost $97,129) ($ Thousands)		97,129

Total Investments — 100.0% (Cost $1,610,006) ($ Thousands)		$1,696,149

A summary of outstanding swap agreements held by the Fund at March 31, 2011, is as follows:

Credit Default Swap
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/ Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Barclays Bank PLC	CDX.NA.HY.15 Index	BUY	5.00	12/20/15	11,000	$(57)
Barclays Bank PLC	CDX.NA.HY.SERIES 13 12/14	BUY	5.00	12/20/14	14,355	(1,644)

						$(1,701)

Percentages are based on a Net Assets of $1,695,830 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

††	Investment in Affiliated Security (see Note 5).

‡	Real Estate Investment Trust.

(A)	Security in default on interest payments.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of March 31, 2011 was $2,184 ($ Thousands) and represented 0.10% of Net Assets.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2011. The date reported on the Schedule of Investments is the final maturity date.

(E)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on March 31, 2011. The coupon on a step bond changes on a specified date.

(G)	This security or a partial position of this security is on loan at March 31, 2011 (see Note 9). The total value of securities on loan at March 31, 2011 was $0 ($ Thousands).

(H)	Securities considered illiquid. The total value of such securities as of March 31, 2011 was $729 ($ Thousands) and represented 0.04% of Net Assets.

(I)	Security considered restricted. The total market value of such securities as of March 31, 2011 was $574 ($ Thousands) and represented 0.03% of Net Assets.

(J)	This security was purchased with cash collateral held from securities on loan (see Note 9). The total value of such securities as of March 31, 2011 was $5 ($ Thousands).

(K)	Unsettled bank loan. Interest rate not available.

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CV — Convertible Security

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LNP — Liquified Natural Gas

L.P. — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

PLC — Public Limited Company

Ser — Series

Amounts designated as “—” are $0 or have been rounded to $0.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$1,358,904	$15,908	$1,374,812
Collateralized Debt Obligation	—	—	88,363	88,363
Preferred Stock	1,060	7,538	—	8,598
Asset-Backed Securities	—	3,715	—	3,715
Common Stock	5,103	—	2,257	7,360
Auction Rate Preferred Securities	—	—	10,491	10,491
Convertible Bonds	—	7,110	4	7,114
Warrants	—	—	—	—
Loan Participations	—	85,842	12,720	98,562
Affiliated Partnership	—	5	—	5
Cash Equivalent	97,129	—	—	97,129

Total Investments in Securities	$103,292	$1,463,114	$129,743	$1,696,149

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Credit Default Swap*	$—	$(1,701)	$—	$(1,701)

*	Swaps are valued at the unrealized appreciation on the instrument.

112	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Corporate Obligations	Loan Participations	Collateralized Debt Obligations	Convertible Bonds	Common Stock	Auction Rate Preferred Securities
Beginning balance as of October 1, 2010	$13,812	$10,626	$38,280	$4	$2,273	$6,515
Accrued discounts/premiums	(327)	5	446	—	—	—
Realized gain/(loss)	(712)	(210)	(3,385)	—	—	—
Change in unrealized appreciation/(depreciation)	1,647	(47)	17,285	—	(94)	623
Net purchases/sales	79	(1,430)	35,737	—	—	—
Net transfer in and/or out of Level 3	1,409	3,776	—	—	78	3,353

Ending balance as of March 31, 2011	$15,908	$12,720	$88,363	$4	$2,257	$10,491

Changes in unrealized gains (losses) included in earnings

Related to securities held at reporting date	$114	$(28)	$3,783	$—	$(94)	$198

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	113

SCHEDULE OF INVESTMENTS (Unaudited)

Real Return Fund

March 31, 2011

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 98.9%
U.S. Treasury Bond TIPS
3.000%, 07/15/12	$18,066	$19,350
2.000%, 04/15/12 to 01/15/16	112,287	121,994
1.875%, 07/15/13 to 07/15/15	28,272	30,766
1.625%, 01/15/15	38,925	42,194
1.250%, 04/15/14	28,642	30,608
0.625%, 04/15/13	29,356	30,722
0.500%, 04/15/15	44,306	45,989

Total U.S. Treasury Obligations (Cost $312,372) ($ Thousands)		321,623

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%*†	2,576,939	2,577

Total Cash Equivalent (Cost $2,577) ($ Thousands)		2,577

Total Investments — 99.7% (Cost $314,949) ($ Thousands)		$324,200

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized (Depreciation) ($ Thousands)
U.S. 2-Year Treasury Note	(95)	Jul-2011	$(8)

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $325,267 ($ Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

Cl — Class

TIPS — Treasury Inflation Protected Security

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$321,623	$—	$321,623
Cash Equivalent	2,577	—	—	2,577

Total Investments in Securities	$2,577	$321,623	$—	$324,200

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$(8)	$—	$—	$(8)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

114	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

SCHEDULE OF INVESTMENTS (Unaudited)

Multi-Strategy Alternative Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

REGISTERED INVESTMENT COMPANIES — 97.2%
Aberdeen Equity Long Short Fund, Institutional Cl	1,192,010	$13,935
AQR Diversified Arbitrage Fund, Cl I	2,449,146	27,675
AQR Managed Futures Strategy Fund, Cl I	2,417,653	24,249
Driehaus Active Income Fund	3,014,804	33,826
DWS Disciplined Market Neutral Fund, Institutional Cl	1,193,954	11,235
Eaton Vance Global Macro Absolute Return Fund, Cl I	2,255,457	22,983
JPMorgan Research Market Neutral Fund, Institutional Cl	1,493,964	22,902
Manager AMG FW Alternative Fund, Institutional Cl	1,294,935	12,962
Merger Fund	2,094,058	33,840
TFS Market Neutral Fund	2,018,234	31,283
Turner Spectrum Fund, Institutional Cl	965,116	11,408

Total Registered Investment Companies (Cost $244,067) ($ Thousands)		246,298

CASH EQUIVALENT — 3.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%*†	7,913,925	7,914

Total Cash Equivalent (Cost $7,914) ($ Thousands)		7,914

Total Investments — 100.3% (Cost $251,981) ($ Thousands)		$254,212

Percentages are based on Net Assets of $253,378 ($Thousands).

*	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security (see Note 5).

Cl — Class

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$246,298	$—	$—	$246,298
Cash Equivalent	7,914	—	—	7,914

Total Investments in Securities	$254,212	$—	$—	$254,212

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	115

Statements of Assets and Liabilities ($ Thousands)

March 31, 2011 (Unaudited)

	Large Cap Fund		Large Cap Value Fund		Large Cap Growth Fund
ASSETS:
Investments, at value†	$1,604,185	*	$1,634,420	*	$1,645,444	*
Affiliated investment, at value††	152,093		111,722		266,694
Repurchase agreement†	—		—		—
Cash	33		26		1
Foreign currency, at value†††	—		—		—
Receivable for investment securities sold	12,687		1,267		13,144
Receivable for fund shares sold	2,361		434		2,186
Dividends and interest receivable	1,436		2,053		1,191
Receivable for variation margin	40,570		—		—
Prepaid expenses	31		33		33
Total Assets	1,813,396		1,749,955		1,928,693
LIABILITIES:
Payable upon return on securities loaned	103,800		83,293		227,395
Payable for investment securities purchased	13,361		2,565		11,895
Payable for fund shares redeemed	2,005		2,728		2,602
Payable to custodian	—		—		—
Payable for variation margin	40,629		60		44
Administration fees payable	485		487		495
Investment advisory fees payable	497		415		513
Shareholder servicing fees payable Class A	215		294		220
Shareholder servicing fees payable Class I	—		2		2
Chief Compliance Officer fees payable	4		4		4
Trustees fees payable	—		1		1
Administration servicing fees payable Class I	—		2		2
Accrued expense payable	128		143		150
Total Liabilities	161,124		89,994		243,323
Net Assets	$1,652,272		$1,659,961		$1,685,370
† Cost of investments and repurchase agreements	1,370,684		1,352,024		1,234,035
†† Cost of affiliated investments	152,093		116,536		270,596
††† Cost of foreign currency	—		—		—
* Includes market value of securities on loan	100,902		81,066		222,144
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$1,374,233		$1,848,405		$2,125,869
Undistributed (distributions in excess of) net investment income	151		307		21
Accumulated net realized gain (loss) on investments, option contracts, futures, swap contracts, swaptions and foreign currency	43,499		(466,687)		(848,474)
Net unrealized appreciation (depreciation) on investments, affiliated investments and option contracts	233,501		277,582		407,507
Net unrealized appreciation on futures contracts	888		354		447
Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		—		—
Net Assets	$1,652,272		$1,659,961		$1,685,370
Net Asset Value, Offering and Redemption Price Per Share — Class A	$12.02		$17.20		$22.93
	($1,652,272,447 ÷ 137,511,494 shares	)	($1,649,508,778 ÷ 95,876,887 shares	)	($1,676,219,981 ÷ 73,095,374 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class E	N/A		N/A		N/A

Net Asset Value, Offering and Redemption Price Per Share — Class I	N/A		$17.21		$22.71
			($10,452,081 ÷ 607,413 shares	)	($9,150,509 ÷ 402,971 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	N/A		N/A		N/A

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

116	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small Cap Fund		Mid-Cap Fund

$1,757,579	*	$1,507,713	*	$265,000	*	$ 575,380	*	$ 447,613	*	$334,913	*	$148,230	*
147,291		110,118		67,058		153,880		138,623		121,806		24,968
—		—		—		—		—		—		—
20		36		—		83		—		7		6
—		—		—		—		—		4		—
—		—		894		2,173		1,316		1,470		1,333
6,242		10,541		384		103		88		222		44
1,635		—		208		709		68		263		183
51,761		2,033		27		35		23		38		51
32		121		5		11		7		6		3
1,964,560		1,630,562		333,576		732,374		587,738		458,729		174,818

93,469		72,200		58,039		137,345		132,261		110,343		12,957
5,477		5,269		1,318		2,386		1,750		2,120		1,141
902		7,765		508		1,240		727		510		104
—		—		3		—		45		—		—
51,836		93		—		—		—		—		—
527		231		81		172		130		99		45
499		39		141		312		229		150		61
275		24		35		33		45		—		29
—		3		—		2		1		—		—
4		4		1		1		1		1		—
1		—		—		—		—		61		—
—		2		—		2		1		—		—
144		127		24		80		47		31		15
153,134		85,757		60,150		141,573		135,237		113,315		14,352
$1,811,426		$1,544,805		$273,426		$ 590,801		$ 452,501		$345,414		$160,466
1,364,573		701,470		212,657		461,969		333,345		247,881		124,453
151,223		112,749		67,058		157,844		141,755		122,365		25,294
—		—		—		—		—		4		—
91,032		70,256		56,406		133,869		128,837		113,947		12,645

$1,918,141		$ 735,268		$202,631		$ 620,684		$ 607,880		$315,743		$168,201
142		387		(151)		(25)		(678)		70		61
(497,124)		4,887		18,227		(139,751)		(266,128)		(57,271)		(31,571)
389,074		803,612		52,343		109,447		111,136		86,473		23,451
1,193		651		374		445		291		399		324
—		—		2		1		—		—		—
$1,811,426		$1,544,805		$273,426		$ 590,801		$ 452,501		$345,414		$160,466
$12.81		$36.21		$12.62		$18.50		$18.67		$13.24		$19.15
($1,810,545,493 ÷ 141,375,813 shares	)	($348,780,135 ÷ 9,632,339 shares	)	($273,426,315 ÷ 21,672,218 shares	)	($583,924,455 ÷ 31,560,926 shares	)	($447,765,292 ÷ 23,977,493 shares	)	($345,414,252 ÷ 26,085,010 shares	)	($159,417,646 ÷ 8,326,042 shares	)
N/A		$36.36		N/A		N/A		N/A		N/A		N/A
		($1,186,387,843 ÷ 32,631,502 shares	)
N/A		$36.33		N/A		$18.38		$18.21		N/A		$19.16
		($9,636,745 ÷ 265,263 shares	)			($6,876,794 ÷ 374,162 shares	)	($4,735,286 ÷ 260,061 shares	)			($1,048,770 ÷ 54,741 shares	)
$13.10		N/A		N/A		N/A		N/A		N/A		N/A
($880,231 ÷ 67,214 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	117

Statements of Assets and Liabilities ($ Thousands)

March 31, 2011 (Unaudited)

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund
ASSETS:
Investments, at value†	$476,187		$415,158		$263,517
Affiliated investment, at value††	17,721		24,265		10,913
Repurchase agreement†	—		—		—
Cash	42		2,700		17
Foreign currency, at value†††	—		1,984		—
Cash collateral on futures	—		—		—
Cash collateral on swaps	—		—		—
Receivable for investment securities sold	1,775		—		1,519
Receivable for fund shares sold	381		16,276		929
Dividends and interest receivable	890		2,095		460
Receivable for variation margin	—		11		—
Swap contracts, at value††††	—		—		—
Unrealized gain on forward foreign currency contracts	—		1,392		—
Prepaid expenses	8		7		5
Total Assets	497,004		463,888		277,360
LIABILITIES:
Payable upon return on securities loaned	—		—		—
Payable for investment securities purchased	1,610		—		1,708
Payable for fund shares redeemed	1,046		840		354
Payable to Affiliate	—		—		—
Payable to custodian	10		—		6
Payable for variation margin	26		49		14
Administration fees payable	142		127		79
Investment advisory fees payable	152		172		85
Shareholder servicing fees payable Class A	102		91		57
Shareholder servicing fees payable Class I	—		—		—
Chief Compliance Officer fees payable	1		1		1
Trustees fees payable	—		—		—
Administration servicing fees payable Class I	—		—		—
Income distribution payable	—		—		—
Swap contracts, at value††††	—		—		—
Options written, at value#	—		—		—
Unrealized loss on forward foreign currency contracts	—		919		—
Accrued expense payable	37		50		21
Total Liabilities	3,126		2,249		2,325
Net Assets	$493,878		$461,639		$275,035
† Cost of investments and repurchase agreements	395,695		368,208		219,995
†† Cost of affiliated investments	17,721		24,265		10,913
††† Cost of foreign currency	—		1,973		—
†††† Premiums received	—		—		—
# Premiums received	—		—		—
* Includes market value of securities on loan	—		—		—
NET ASSETS:
Paid-in-Capital — (unlimited authorization — no par value)	$478,958		$476,688		$224,537
Undistributed (distributions in excess of) net investment income	39		(3,340)		(12)
Accumulated net realized gain (loss) on investments, option contracts, futures, swap contracts, swaptions and foreign currency	(65,778)		(59,747)		6,894
Net unrealized appreciation (depreciation) on investments, affiliated investments and option contracts	80,492		46,950		43,522
Net unrealized appreciation (depreciation) on futures contracts	167		595		94
Net unrealized depreciation on swap contracts	—		—		—
Net unrealized appreciation (depreciation) on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—		493		—
Net Assets	$493,878		$461,639		$275,035
Net Asset Value, Offering and Redemption Price Per Share — Class A	$12.30		$8.72		$10.40
	($493,830,015 ÷ 40,141,227 shares	)	($461,559,966 ÷ 52,920,344 shares	)	($275,034,941 ÷ 26,434,725 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class I	$12.29		$8.64		N/A
	($47,631 ÷ 3,876 shares	)	($78,770 ÷ 9,113 shares	)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

118	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Real Estate Fund		Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund

$164,106	*	$ 160,282	$2,304,284 *	$815,393 *	$1,599,015	*	$321,623		$246,298
63,554		4,609	157,101	55,907	97,134		2,577		7,914
—		10,100	—	—	—		—		—
12		82	—	—	909		—		—
—		—	467	—	—		—		—
—		75	—	—	—		—		—
—		—	1,760	—	—		—		—
1,735		—	388,491	76,232	17,882		—		—
177		178	676	1,915	19,367		470		417
363		531	15,001	5,336	32,751		1,290		83
—		3	111	18	2,549		—		—
—		—	7,534	294	—		—		—
—		—	—	—	—		—		—
4		3	49	18	30		5		5
229,951		175,863	2,875,474	955,113	1,769,637		325,965		254,717

53,443		—	50,849	32,395	6		—		—
2,008		5,379	646,578	119,604	66,253		—		1,000
1,343		239	3,213	653	1,543		557		224
—		—	—	—	1,668		—		—
—		—	217	63	—		—		—
—		2	47	6	—		6		—
51		25	518	205	487		54		67
88		56	474	191	620		58		32
24		—	165	45	83		—		—
—		—	3	—	—		—		—
1		—	6	2	4		1		1
—		—	—	—	—		—		—
—		—	3	—	1		—		—
—		—	478	113	1,734		—		—
—		—	7,748	—	1,248		—		—
—		—	167	44	—		—		—
—		—	470	—	—		—		—
20		21	287	134	160		22		15
56,978		5,722	711,223	153,455	73,807		698		1,339
$172,973		$ 170,141	$2,164,251	$801,658	$1,695,830		$325,267		$253,378
103,242		173,069	2,288,279	794,161	1,512,871		312,372		244,067
65,008		4,609	160,495	55,907	97,135		2,577		7,914
—		—	433	—	—		—		—
—		—	7,706	1,100	453		—		—
—		—	231	71	—		—		—
52,618		—	49,501	31,283	—		—		—

$193,016		$ 297,095	$2,265,994	$783,766	$1,854,065		$315,630		$252,174
(1,150)		381	(4,812)	(837)	9,778		160		471
(78,305)		(124,641)	(102,038)	(1,693)	(252,455)		234		(1,498)
59,410		(2,687)	12,675	21,259	86,143		9,251		2,231
—		(7)	786	(31)	—		(8)		—
—		—	(7,920)	(806)	(1,701)		—		—
2		—	(434)	—	—		—		—
$172,973		$ 170,141	$2,164,251	$801,658	$1,695,830		$325,267		$253,378
$13.25		$7.54	$10.84	$10.28	$7.56		$10.64		$10.01
($172,445,379 ÷ 13,010,826 shares	)	($170,122,509 ÷ 22,553,008 shares )	($2,148,411,870 ÷ 198,218,316 shares )	($801,657,807 ÷ 78,009,453 shares )	($1,690,703,193 ÷ 223,734,214 shares	)	($325,267,121 ÷ 30,575,084 shares	)	($253,377,620 ÷ 25,299,929 shares	)
$13.23		$7.54	$10.83	N/A	$7.55		N/A		N/A
($528,034 ÷ 39,901 shares	)	($18,052 ÷ 2,395 shares )	($15,839,518 ÷ 1,462,168 shares )		($5,127,293 ÷ 678,704 shares	)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	119

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2011 (Unaudited)

	Large Cap Fund	Large Cap Value Fund	Large Cap Growth Fund
Investment Income:
Dividends	$11,959	$17,829	$10,203
Dividends from Affiliated Investments*	27	17	25
Interest Income	5	4	5
Securities Lending Income — Net**	98	115	157
Less: Foreign Taxes Witheld	(15)	(6)	(25)
Total Investment Income	12,074	17,959	10,365
Expenses:
Investment Advisory Fees	3,003	2,820	3,365
Administration Fees	2,695	2,820	2,944
Shareholder Servicing Fees Class A	1,925	2,000	2,092
Shareholder Servicing Fees Class I	—	14	11
Shareholder Servicing Fees Class Y	—	—	—
Administration Servicing Fees Class I	—	14	11
Printing Fees	63	67	70
Professional Fees	43	47	49
Custodian/Wire Agent Fees	49	57	60
Trustee Fees	15	16	18
Registration Fees	17	30	26
Chief Compliance Officer Fees	4	4	4
Licensing Fees	—	—	—
Other Expenses	24	30	30
Total Expenses	7,838	7,919	8,680
Less:
Waiver of Investment Advisory Fees	(261)	(393)	(351)
Waiver of Shareholder Servicing Fees Class A	(697)	(316)	(771)
Waiver of Shareholder Servicing Fees Class I	—	(4)	(5)
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly	(12)	(6)	(39)
Net Expenses	6,868	7,200	7,514
Net Investment Income (Loss)	5,206	10,759	2,851
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	63,488	60,597	140,338
Futures Contracts	5,964	3,900	5,225
Foreign Currency Transactions	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	151,476	186,960	116,143
Affiliated Investments	—	210	(423)
Futures Contracts	(2)	(282)	(1,196)
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—
Net Increase in Net Assets from Operations	$226,132	$262,144	$262,938

Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 5 in Notes to Financial Statements.
**	Affiliated

The accompanying notes are an integral part of the financial statements.

120	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Tax-Managed Large Cap Fund	S&P 500 Index Fund	Small Cap Fund	Small Cap Value Fund	Small Cap Growth Fund	Tax-Managed Small Cap Fund	Mid-Cap Fund

$14,043	$20,225	$1,442	$4,949	$1,391	$2,171	$944
25	34	6	11	7	5	3
5	3	8	3	1	1	1
147	155	126	133	258	—	17
(15)	—	(3)	(13)	(4)	(8)	(5)
14,205	20,417	1,579	5,083	1,653	2,169	960

3,396	297	813	1,832	1,358	1,031	300
2,969	2,175	438	986	731	555	234
2,120	1,080	313	695	517	397	166
—	11	—	10	5	—	1
2	—	—	—	—	—	—
—	11	—	10	5	—	1
70	84	10	23	18	13	5
48	55	7	16	13	9	4
56	49	9	19	21	11	5
17	19	3	6	4	3	1
23	20	3	8	7	4	2
4	5	1	1	1	1	—
—	46	—	—	—	—	—
32	30	8	13	11	12	4
8,737	3,882	1,605	3,619	2,691	2,036	723

(603)	—	(57)	(56)	(91)	(183)	—
(548)	(303)	(101)	(324)	(263)	(65)	(12)
(1)	(5)	—	(6)	—	—	—
—	(262)	—	—	—	—	—
(15)	(25)	(18)	(7)	(10)	(24)	(28)
7,570	3,287	1,429	3,226	2,327	1,764	683
6,635	17,130	150	1,857	(674)	405	277

96,092	53,228	20,349	47,947	48,581	22,614	6,737
6,640	7,948	1,623	2,568	1,991	1,633	957
—	—	(6)	—	—	(79)	—

152,649	228,894	30,058	51,160	49,605	39,335	17,084
164	449	—	35	(80)	50	52
471	(503)	362	(57)	1	25	215
—	—	1	(1)	—	37	—
$262,651	$307,146	$52,537	$103,509	$99,424	$64,020	$25,322

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	121

Statements of Operations ($ Thousands)

For the six month period ended March 31, 2011 (Unaudited)

	U.S. Managed Volatility Fund	Global Managed Volatility Fund	Tax-Managed Managed Volatility Fund
Investment Income:
Dividends	$5,533	$5,488	$3,170
Dividends from Affiliated Investments*	7	8	5
Interest Income	1	17	—
Securities Lending Income — Net**	—	—	—
Less: Foreign Taxes Witheld	(23)	(350)	(12)
Total Investment Income	5,518	5,163	3,163
Expenses:
Investment Advisory Fees	1,476	1,238	825
Administration Fees	795	667	444
Shareholder Servicing Fees Class A	568	476	317
Shareholder Servicing Fees Class I	—	—	—
Administration Servicing Fees Class I	—	—	—
Printing Fees	19	15	10
Professional Fees	13	10	7
Custodian/Wire Agent Fees	14	26	8
Trustee Fees	4	4	3
Registration Fees	5	4	3
Chief Compliance Officer Fees	1	1	1
Interest expense	—	—	—
Other Expenses	8	19	5
Total Expenses	2,903	2,460	1,623
Less:
Waiver of Investment Advisory Fees	(622)	(341)	(351)
Waiver of Shareholder Servicing Fees Class A	(6)	—	—
Waiver of Shareholder Servicing Fees Class I	—	—	—
Waiver of Administration Fees	—	—	—
Fees Paid Indirectly	—	—	—
Net Expenses	2,275	2,119	1,272
Net Investment Income	3,243	3,044	1,891
Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	34,649	10,562	20,599
Futures Contracts	974	1,685	795
Written Options	—	—	—
Swap Contracts	—	—	—
Foreign Currency Transactions	(2)	(11,541)	(1)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	24,261	16,924	9,615
Affiliated Investments	—	—	—
Futures Contracts	6	452	(7)
Written Options	—	—	—
Swap Contracts	—	—	—
Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	1,941	—
Net Increase (Decrease) in Net Assets from Operations	$63,131	$23,067	$32,892

Amounts designated as “—” are $0 or have been rounded to $0.

*	See Note 5 in Notes to Financial Statements.
**	Affiliated

The accompanying notes are an integral part of the financial statements.

122	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Real Estate Fund	Enhanced Income Fund	Core Fixed Income Fund	U.S. Fixed Income Fund	High Yield Bond Fund	Real Return Fund	Multi-Strategy Alternative Fund

$2,859	$—	$71	$—	$392	$—	$4,371
4	2	52	14	36	3	4
—	2,384	43,999	15,395	65,970	2,989	—
43	—	28	11	—	1	—
—	—	—	—	(5)	—	—
2,906	2,386	44,150	15,420	66,393	2,993	4,375

573	292	3,040	1,177	3,787	305	1,670
308	263	3,095	1,198	2,719	484	390
220	182	2,743	1,070	1,937	346	278
1	—	21	—	5	—	—
1	—	21	—	5	—	—
8	6	90	35	61	11	9
6	4	65	25	43	8	6
7	6	86	33	50	8	6
2	1	19	9	15	3	2
3	3	36	12	20	2	12
—	—	5	2	4	1	1
—	—	809	—	1	—	—
5	15	200	133	87	5	3
1,134	772	10,230	3,694	8,734	1,173	2,377

(34)	(151)	(209)	(58)	(328)	—	(1,503)
(89)	(182)	(1,757)	(804)	(1,468)	(346)	(278)
—	—	(16)	—	(3)	—	—
—	—	—	—	—	(202)	(38)
(2)	—	—	—	—	—	—
1,009	439	8,248	2,832	6,935	625	558
1,897	1,947	35,902	12,588	59,458	2,368	3,817

29,090	452	(37,871)	2,939	30,606	1,027	542
—	31	(6,067)	686	—	—	—
—	—	782	80	—	—	—
—	—	(1,177)	(517)	(448)	—	—
3	—	(1,577)	—	—	—	—

(3,803)	1,349	25,740	(17,257)	36,038	4,770	724
148	—	(17)	—	1	—	—
—	16	949	69	—	85	—
—	—	147	42	—	—	—
—	—	2,460	257	(658)	—	—
(1)	—	388	—	—	—	—
$27,334	$3,795	$19,659	$(1,113)	$124,997	$8,250	$5,083

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	123

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2011 (Unaudited) and the year or period ended September 30, 2010

	Large Cap Fund(2)		Large Cap Value Fund		Large Cap Growth Fund
	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10
Operations:
Net Investment Income (Loss)	$5,206	$11,805	$10,759	$25,362	$2,851	$11,627
Net Realized Gain from Investments and Futures Contracts	69,452	30,848	64,497	128,574	145,563	195,691
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	151,474	82,915	186,888	(14,902)	114,524	6,021
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets from Operations	226,132	125,568	262,144	139,034	262,938	213,339
Dividends and Distributions From:
Net Investment Income:
Class A	(7,895)	(9,179)	(15,695)	(28,231)	(5,232)	(11,922)
Class E	—	—	—	—	—	—
Class I	—	—	(95)	(153)	(17)	(35)
Class Y	—	—	—	—	—	—
Net Capital Gains:
Class A	(51,267)	(5,320)	—	—	—	—
Return of Capital:
Class A	—	—	—	—	—	—
Total Dividends and Distributions	(59,162)	(14,499)	(15,790)	(28,384)	(5,249)	(11,957)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	419,762	1,846,164	147,757	279,951	147,295	270,461
Reinvestment of Dividends and Distributions	56,629	13,994	14,952	26,863	4,975	11,357
Cost of Shares Redeemed	(386,988)	(575,328)	(261,919)	(756,272)	(334,508)	(914,247)
Increase (Decrease) in Net Assets Derived from Class A Transactions	89,403	1,284,830	(99,210)	(449,458)	(182,238)	(632,429)
Class E:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Class E Transactions	—	—	—	—	—	—
Class I:
Proceeds from Shares Issued	—	—	921	2,902	1,913	2,408
Reinvestment of Dividends and Distributions	—	—	82	130	14	28
Cost of Shares Redeemed	—	—	(2,626)	(4,747)	(2,091)	(4,555)
Increase Decrease in Net Assets Derived from Class I Transactions	—	—	(1,623)	(1,715)	(164)	(2,119)
Class Y:
Proceeds from Shares Issued	—	—	—	—	—	—
Reinvestment of Dividends and Distributions	—	—	—	—	—	—
Cost of Shares Redeemed	—	—	—	—	—	—
Decrease in Net Assets Derived from Class Y Transactions	—	—	—	—	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	89,403	1,284,830	(100,833)	(451,173)	(182,402)	(634,548)
Net Increase (Decrease) in Net Assets	256,373	1,395,899	145,521	(340,523)	75,287	(433,166)
Net Assets:
Beginning of Year/Period	1,395,899	—	1,514,440	1,854,963	1,610,083	2,043,249
End of Year/Period	$1,652,272	$1,395,899	$1,659,961	$1,514,440	$1,685,370	$1,610,083
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Year or Period End	$151	$2,840	$307	$5,338	$21	$2,419
(1)	See Note 6 in Notes to Financial Statements.
(2)	Commenced operations on October 1, 2009.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

124	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Tax-Managed Large Cap Fund		S&P 500 Index Fund		Small Cap Fund(2)		Small Cap Value Fund		Small Cap Growth Fund
10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10

$6,635	$15,082	$17,130	$26,258	$150	$245	$1,857	$2,641	$(674)	$(862)
102,732	90,748	61,176	3,939	21,972	17,066	50,515	38,352	50,572	48,602
—	—	—	—	(6)	(27)	—	(15)	—	1
153,284	37,787	228,840	98,457	30,420	22,297	51,138	24,309	49,526	(6,590)
—	—	—	—	1	1	(1)	6	—	—
262,651	143,617	307,146	128,654	52,537	39,582	103,509	65,293	99,424	41,151

(10,026)	(16,015)	(8,855)	(7,350)	(298)	(381)	(3,088)	(4,124)	—	—
—	—	(14,435)	(18,431)	—	—	—	—	—	—
—	—	(94)	(139)	—	—	(30)	(37)	—	—
(15)	(32)	—	—	—	—	—	—	—	—

—	—	—	—	(20,459)	(186)	—	—	—	—

—	—	—	—	—	—	—	—	—	(30)
(10,041)	(16,047)	(23,384)	(25,920)	(20,757)	(567)	(3,118)	(4,161)	—	(30)

221,256	344,698	885,145	174,347	93,104	443,002	67,217	186,381	57,508	142,613
9,166	14,652	8,595	6,982	19,893	548	2,911	3,804	—	28
(206,910)	(547,879)	(996,710)	(332,876)	(95,329)	(258,587)	(121,205)	(352,875)	(89,106)	(280,793)
23,512	(188,529)	(102,970)	(151,547)	17,668	184,963	(51,077)	(162,690)	(31,598)	(138,152)

—	—	115,807	266,963	—	—	—	—	—	—
—	—	13,776	17,440	—	—	—	—	—	—
—	—	(146,089)	(169,713)	—	—	—	—	—	—
—	—	(16,506)	114,690	—	—	—	—	—	—

—	—	983	2,805	—	—	1,054	2,142	1,354	1,301
—	—	62	90	—	—	28	34	—	—
—	—	(1,073)	(3,736)	—	—	(2,466)	(3,477)	(1,292)	(2,037)
—	—	(28)	(841)	—	—	(1,384)	(1,301)	62	(736)

—	50	—	—	—	—	—	—	—	—
15	32	—	—	—	—	—	—	—	—
(2,488)	(460)	—	—	—	—	—	—	—	—
(2,473)	(378)	—	—	—	—	—	—	—	—
21,039	(188,907)	(119,504)	(37,698)	17,668	184,963	(52,461)	(163,991)	(31,536)	(138,888)
273,649	(61,337)	164,258	65,036	49,448	223,978	47,930	(102,859)	67,888	(97,767)

1,537,777	1,599,114	1,380,547	1,315,511	223,978	—	542,871	645,730	384,613	482,380
$1,811,426	$1,537,777	$1,544,805	$1,380,547	$273,426	$223,978	$590,801	$542,871	$452,501	$384,613
$142	$3,548	$387	$6,641	$(151)	$(3)	$(25)	$1,236	$(678)	$(4)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	125

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2011 (Unaudited) and the year ended September 30, 2010

	Tax-Managed Small Cap Fund
	10/01/10 to 03/31/11	10/01/09 to 09/30/10
Operations:
Net Investment Income	$405	$856
Net Realized Gain from Investments and Futures Contracts	24,247	21,226
Net Realized Loss on Foreign Currency Transactions	(79)	(21)
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments and Futures Contracts	39,410	14,292
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	37	(37)
Net Increase in Net Assets from Operations	64,020	36,316
Dividends and Distributions From:
Net Investment Income:
Class A	(672)	(727)
Class I	—	—
Total Dividends and Distributions	(672)	(727)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	49,487	114,100
Reinvestment of Dividends and Distributions	601	648
Cost of Shares Redeemed	(68,365)	(112,458)
Increase (Decrease) in Net Assets Derived from Class A Transactions	(18,277)	2,290
Class I:
Proceeds from Shares Issued	—	—
Reinvestment of Dividends and Distributions	—	—
Cost of Shares Redeemed	—	—
Increase in Net Assets Derived from Class I Transactions	—	—
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	(18,277)	2,290
Net Increase in Net Assets	45,071	37,879
Net Assets:
Beginning of Year/Period	300,343	262,464
End of Year/Period	$345,414	$300,343
Undistributed Net Investment Income Included in Net Assets at Year on Period End	$70	$337
(1)	See Note 6 in Notes to Financial Statements for additional information.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

126	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Mid-Cap Fund		U.S. Managed Volatility Fund
10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10

$277	$706	$3,243	$5,117
7,694	25,301	35,623	22,600
—	—	(2)	—
17,351	(11,372)	24,267	21,791
—	—	—	—
25,322	14,635	63,131	49,508

(460)	(728)	(4,369)	(5,225)
—	(1)	—	—
(460)	(729)	(4,369)	(5,225)

56,106	110,681	134,733	195,255
376	620	3,921	4,794
(46,353)	(120,415)	(119,250)	(209,646)
10,129	(9,114)	19,404	(9,597)

345	591	17	32
1	1	—	—
(63)	(338)	(11)	(16)
283	254	6	16
10,412	(8,860)	19,410	(9,581)
35,274	5,046	78,172	34,702

125,192	120,146	415,706	381,004
$160,466	$125,192	$493,878	$415,706
$61	$244	$39	$1,165

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	127

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended March 31, 2011 (Unaudited) and the year or period ended September 30, 2010

	Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund
	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10
Operations:
Net Investment Income (Loss)	$3,044	$4,285	$1,891	$2,734	$1,897	$1,045
Net Realized Gain (Loss) from Investments, Affiliated Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	12,247	6,114	21,394	8,265	29,090	21,172
Net Realized Gain (Loss) on Foreign Currency Transactions	(11,541)	(7,118)	(1)	—	3	(3)
Net Change in Unrealized Appreciation (Depreciation) of Investments, Affiliated Investments, Futures Contracts, Written Options, Written Swaptions and Swap Contracts	17,376	11,196	9,608	17,124	(3,655)	29,623
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currency and Translation of Other Assets and Liabilities Denominated in Foreign Currency	1,941	(606)	—	—	(1)	2
Net Increase (Decrease) in Net Assets from Operations	23,067	13,871	32,892	28,123	27,334	51,839
Dividends and Distributions From:
Net Investment Income:
Class A	—	(792)	(2,561)	(2,727)	(2,950)	(5,227)
Class I	—	—	—	—	(8)	(6)
Net Capital Gains:
Class A	—	—	—	—	—	—
Class I	—	—	—	—	—	—
Return of Capital:
Class A	—	(72)	—	—	—	(2,156)
Class I	—	—	—	—	—	(2)
Total Dividends and Distributions	—	(864)	(2,561)	(2,727)	(2,958)	(7,391)
Capital Share Transactions(1):
Class A:
Proceeds from Shares Issued	188,785	206,148	61,007	106,386	24,162	132,143
Reinvestment of Dividends and Distributions	—	807	2,157	2,337	2,812	6,463
Cost of Shares Redeemed	(80,814)	(103,209)	(54,862)	(69,982)	(99,712)	(183,367)
Increase (Decrease) in Net Assets Derived from Class A Transactions	107,971	103,746	8,302	38,741	(72,738)	(44,761)
Class I:
Proceeds from Shares Issued	15	102	—	—	352	183
Reinvestment of Dividends and Distributions	—	—	—	—	8	8
Cost of Shares Redeemed	(4)	(55)	—	—	(197)	(66)
Increase (Decrease) in Net Assets Derived from Class I Transactions	11	47	—	—	163	125
Increase (Decrease) in Net Assets Derived from Capital Share Transactions	107,982	103,793	8,302	38,741	(72,575)	(44,636)
Net Increase (Decrease) in Net Assets	131,049	116,800	38,633	64,137	(48,199)	(188)
Net Assets:
Beginning of Year/Period	330,590	213,790	236,402	172,265	221,172	221,360
End of Year/Period	$461,639	$330,590	$275,035	$236,402	$172,973	$221,172
Undistributed (Distributions in Excess of) Net Investment Income/(Accumulated Net Investment Loss) Included in Net Assets at Year or Period End	$(3,340)	$(6,384)	$(12)	$658	$(1,150)	$(89)
(1)	See Note 6 in Notes to Financial Statements for additional information.
(2)	Commenced operations on July 2, 2009.
(3)	Commenced operations on March 31, 2010.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

128	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Enhanced Income Fund		Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund(3)
10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	03/31/10 to 09/30/10

$1,947	$4,262	$35,902	$102,782	$12,588	$26,290	$59,458	$125,624	$2,368	$1,877	$3,817	$(315)
483	(27,682)	(44,333)	79,072	3,188	26,003	30,158	59,192	1,027	2,003	542	(2,040)
—	—	(1,577)	760	—	—	—	—	—	—	—	—
1,365	36,331	29,279	144,048	(16,889)	22,586	35,381	83,585	4,855	3,629	724	1,507
—	(4)	388	(1,145)	—	—	—	—	—	—	—	—
3,795	12,907	19,659	325,517	(1,113)	74,879	124,997	268,401	8,250	7,509	5,083	(848)

(2,357)	(6,383)	(37,928)	(103,593)	(13,524)	(28,602)	(57,695)	(119,601)	(2,220)	(2,579)	(3,346)	—
—	(1)	(266)	(594)	—	—	(143)	(29)	—	—	—	—

—	—	—	—	(27,315)	(3,238)	(8,342)	(3,632)	(2,621)	(147)	—	—
—	—	—	—	—	—	(4)	(1)	—	—	—	—

—	—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	—	—
(2,357)	(6,384)	(38,194)	(104,187)	(40,839)	(31,840)	(66,184)	(123,263)	(4,841)	(2,726)	(3,346)	—

83,418	102,789	326,424	743,435	253,638	649,744	529,975	998,870	138,228	206,992	89,707	207,501
2,188	5,926	34,929	96,256	38,889	30,458	54,585	103,955	4,481	2,541	3,086	—
(54,144)	(211,761)	(529,869)	(1,175,131)	(326,626)	(523,255)	(455,607)	(1,034,815)	(61,776)	(56,959)	(32,207)	(15,598)
31,462	(103,046)	(168,516)	(335,440)	(34,099)	156,947	128,953	68,010	80,933	152,574	60,586	191,903

2	16	2,758	8,103	—	—	6,729	1,773	—	—	—	—
—	1	193	411	—	—	130	29	—	—	—	—
—	(47)	(4,408)	(6,049)	—	—	(3,711)	(198)	—	—	—	—
2	(30)	(1,457)	2,465	—	—	3,148	1,604	—	—	—	—
31,464	(103,076)	(169,973)	(332,975)	(34,099)	156,947	132,101	69,614	80,933	152,574	60,586	191,903
32,902	(96,553)	(188,508)	(111,645)	(76,051)	199,986	190,914	214,752	84,342	157,357	62,323	191,055

137,239	233,792	2,352,759	2,464,404	877,709	677,723	1,504,916	1,290,164	240,925	83,568	191,055	—
$170,141	$137,239	$2,164,251	$2,352,759	$801,658	$877,709	$1,695,830	$1,504,916	$325,267	$240,925	$253,378	$191,055
$381	$791	$(4,812)	$(2,520)	$(837)	$99	$9,778	$8,158	$160	$12	$471	$—

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	129

Financial Highlights

For the period ended March 31, 2011 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
Large Cap Fund
Class A
2011‡	$10.77	$0.04		$1.67	$1.71	$(0.06)	$(0.40)	$(0.46)	$12.02	16.17%	$1,652,272	0.89%	0.89%	1.02%	0.68%	50%
2010(11)	10.00	0.10		0.80	0.90	(0.08)	(0.05)	(0.13)	10.77	9.00	1,395,899	0.89	0.89	1.02	0.96	90
Large Cap Value Fund
Class A
2011‡	$14.75	$0.11		$2.50	$2.61	$(0.16)	$—	$(0.16)	$17.20	17.77%	$1,649,509	0.89%	0.89%	0.98%	1.34%	18%
2010	13.83	0.21		0.94	1.15	(0.23)	—	(0.23)	14.75	8.43	1,504,082	0.89	0.89	0.98	1.48	64
2009	15.79	0.30		(1.92)	(1.62)	(0.34)	—	(0.34)	13.83	(9.88)	1,843,530	0.89	0.90	0.99	2.51	69
2008	23.97	0.40		(6.10)	(5.70)	(0.41)	(2.07)	(2.48)	15.79	(25.95)	2,381,011	0.88	0.88	0.97	2.09	53
2007	23.54	0.41		2.69	3.10	(0.41)	(2.26)	(2.67)	23.97	13.91	3,616,120	0.86	0.86	0.97	1.74	36
2006	22.45	0.37		2.41	2.78	(0.37)	(1.32)	(1.69)	23.54	13.42	3,762,101	0.86	0.87	0.97	1.67	58
Class I
2011‡	$14.76	$0.09		$2.50	$2.59	$(0.14)	$—	$(0.14)	$17.21	17.61%	$10,452	1.11%	1.11%	1.23%	1.12%	18%
2010	13.83	0.18		0.95	1.13	(0.20)	—	(0.20)	14.76	8.23	10,358	1.11	1.11	1.24	1.25	64
2009	15.78	0.26		(1.90)	(1.64)	(0.31)	—	(0.31)	13.83	(10.05)	11,433	1.11	1.12	1.24	2.19	69
2008	23.95	0.36		(6.11)	(5.75)	(0.35)	(2.07)	(2.42)	15.78	(26.13)	10,861	1.11	1.11	1.22	1.85	53
2007	23.52	0.35		2.69	3.04	(0.35)	(2.26)	(2.61)	23.95	13.64	29,072	1.11	1.11	1.22	1.49	36
2006	22.43	0.31		2.42	2.73	(0.32)	(1.32)	(1.64)	23.52	13.16	31,308	1.11	1.12	1.22	1.40	58
Large Cap Growth Fund
Class A
2011‡	$19.66	$0.04		$3.30	$3.34	$(0.07)	$—	$(0.07)	$22.93	17.01%	$1,676,220	0.89%	0.89%	1.03%	0.34%	49%
2010	17.62	0.12		2.04	2.16	(0.12)	—	(0.12)	19.66	12.29	1,602,130	0.89	0.89	1.03	0.63	83
2009	18.39	0.11		(0.77)	(0.66)	(0.11)	—	(0.11)	17.62	(3.47)	2,034,096	0.89	0.90	1.04	0.74	96
2008	23.74	0.08		(5.35)	(5.27)	(0.08)	—	(0.08)	18.39	(22.26)	2,472,052	0.88	0.88	1.02	0.37	78
2007	19.95	0.06		3.78	3.84	(0.05)	—	(0.05)	23.74	19.26	3,622,963	0.86	0.86	1.02	0.26	55
2006	19.23	0.04		0.71	0.75	(0.03)	—	(0.03)	19.95	3.92	3,387,749	0.86	0.87	1.02	0.18	89
Class I
2011‡	$19.47	$0.01		$3.27	$3.28	$(0.04)	$—	$(0.04)	$22.71	16.87%	$9,150	1.11%	1.11%	1.28%	0.12%	49%
2010	17.44	0.08		2.02	2.10	(0.07)	—	(0.07)	19.47	12.06	7,953	1.11	1.11	1.28	0.41	83
2009	18.20	0.07		(0.76)	(0.69)	(0.07)	—	(0.07)	17.44	(3.69)	9,153	1.11	1.12	1.29	0.51	96
2008	23.48	0.03		(5.29)	(5.26)	(0.02)	—	(0.02)	18.20	(22.43)	7,695	1.11	1.11	1.27	0.13	78
2007	19.75	—	*	3.73	3.73	— *	—	—	23.48	18.91	25,196	1.11	1.11	1.27	0.01	55
2006	19.04	(0.01)		0.72	0.71	—	—	—	19.75	3.73	27,780	1.11	1.12	1.27	(0.07)	89
Tax-Managed Large Cap Fund
Class A
2011‡	$11.02	$0.05		$1.81	$1.86	$(0.07)	$—	$(0.07)	$12.81	16.94%	$1,810,546	0.89%	0.89%	1.03%	0.78%	37%
2010	10.19	0.10		0.84	0.94	(0.11)	—	(0.11)	11.02	9.26	1,534,797	0.89	0.89	1.04	0.95	58
2009	11.08	0.13		(0.87)	(0.74)	(0.15)	—	(0.15)	10.19	(6.44)	1,596,020	0.89	0.90	1.04	1.54	67
2008	14.70	0.15		(3.62)	(3.47)	(0.15)	—	(0.15)	11.08	(23.76)	2,148,949	0.88	0.88	1.02	1.13	61
2007	12.68	0.14		2.01	2.15	(0.13)	—	(0.13)	14.70	17.05	2,892,866	0.86	0.86	1.02	1.02	44
2006	11.78	0.11		0.90	1.01	(0.11)	—	(0.11)	12.68	8.58	2,373,507	0.86	0.87	1.02	0.91	65
Class Y
2011‡	$11.24	$0.07		$1.87	$1.94	$(0.08)	$—	$(0.08)	$13.10	17.28%	$880	0.56%	0.56%	0.72%	1.14%	37%
2010	10.37	0.01		0.97	0.98	(0.11)	—	(0.11)	11.24	9.54	2,980	0.56	0.56	0.74	1.28	58
2009	11.24	0.16		(0.88)	(0.72)	(0.15)	—	(0.15)	10.37	(6.12)	3,094	0.56	0.57	0.74	1.85	67
2008	14.87	0.19		(3.66)	(3.47)	(0.16)	—	(0.16)	11.24	(23.52)	3,220	0.56	0.56	0.72	1.44	61
2007	12.79	0.18		2.04	2.22	(0.14)	—	(0.14)	14.87	17.43	4,711	0.56	0.56	0.72	1.32	44
2006	11.86	0.15		0.89	1.04	(0.11)	—	(0.11)	12.79	8.83	4,558	0.56	0.57	0.72	1.21	65

130	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
S&P 500 Index Fund
Class A
2011‡	$31.30	$0.28	$5.04	$5.32	$(0.41)	$—	$(0.41)	$36.21	17.11%	$348,780	0.43%	0.43%	0.53%	1.64%	41%
2010	29.01	0.56	2.29	2.85	(0.56)	—	(0.56)	31.30	9.93	325,796	0.43	0.43	0.54	1.85	20
2009	32.43	0.57	(3.12)	(2.55)	(0.61)	(0.26)	(0.87)	29.01	(7.33)	451,069	0.43	0.43	0.55	2.31	29
2008	44.71	0.68	(10.10)	(9.42)	(0.70)	(2.16)	(2.86)	32.43	(22.30)	462,947	0.41	0.41	0.53	1.77	27
2007(4)	41.45	0.34	3.09	3.43	(0.17)	—	(0.17)	44.71	8.28	650,792	0.40	0.40	0.43	1.55	2
2007(5)	38.38	0.63	3.70	4.33	(0.68)	(0.58)	(1.26)	41.45	11.38	621,898	0.40	0.40	0.43	1.59	6
2006(5)	36.21	0.56	3.47	4.03	(0.54)	(1.32)	(1.86)	38.38	11.32	614,246	0.40	0.40	0.43	1.49	18
Class E
2011‡	$31.42	$0.31	$5.08	$5.39	$(0.45)	$—	$(0.45)	$36.36	17.27%	$1,186,388	0.25%	0.25%	0.28%	1.81%	41%
2010	29.12	0.61	2.29	2.90	(0.60)	—	(0.60)	31.42	10.10	1,046,410	0.25	0.25	0.29	2.02	20
2009	32.54	0.61	(3.12)	(2.51)	(0.65)	(0.26)	(0.91)	29.12	(7.16)	855,876	0.25	0.25	0.30	2.44	29
2008	44.85	0.75	(10.14)	(9.39)	(0.76)	(2.16)	(2.92)	32.54	(22.19)	805,606	0.25	0.25	0.53	1.95	27
2007(4)	41.57	0.30	3.17	3.47	(0.19)	—	(0.19)	44.85	8.34	1,072,141	0.25	0.25	0.53	1.70	2
2007(5)	38.48	0.69	3.72	4.41	(0.74)	(0.58)	(1.32)	41.57	11.57	1,127,189	0.25	0.25	0.53	1.74	6
2006(5)	36.31	0.62	3.48	4.10	(0.61)	(1.32)	(1.93)	38.48	11.49	1,684,857	0.25	0.25	0.53	1.65	18
Class I
2011‡	$31.37	$0.24	$5.07	$5.31	$(0.35)	$—	$(0.35)	$36.33	17.03%	$9,637	0.65%	0.65%	0.78%	1.41%	41%
2010	29.07	0.49	2.29	2.78	(0.48)	—	(0.48)	31.37	9.66	8,341	0.65	0.65	0.79	1.63	20
2009	32.47	0.51	(3.12)	(2.61)	(0.53)	(0.26)	(0.79)	29.07	(7.53)	8,566	0.65	0.65	0.80	2.07	29
2008	44.74	0.60	(10.12)	(9.52)	(0.59)	(2.16)	(2.75)	32.47	(22.49)	5,498	0.65	0.65	0.78	1.53	27
2007(4)	41.51	0.28	3.09	3.37	(0.14)	—	(0.14)	44.74	8.12	13,233	0.65	0.65	0.78	1.29	2
2007(5)	38.43	0.53	3.71	4.24	(0.58)	(0.58)	(1.16)	41.51	11.12	14,346	0.65	0.65	0.78	1.34	6
2006(5)	36.26	0.47	3.46	3.93	(0.44)	(1.32)	(1.76)	38.43	11.02	13,144	0.65	0.65	0.78	1.25	18
Small Cap Fund
Class A
2011‡	$11.14	$0.01	$2.54	$2.55	$(0.01)	$(1.06)	$(1.07)	$12.62	24.03%	$273,426	1.14%	1.14%	1.28%	0.12%	62%
2010(11)	10.00	0.01	1.15	1.16	(0.01)	(0.01)	(0.02)	11.14	11.64	223,978	1.14	1.14	1.29	0.10	115
Small Cap Value Fund
Class A
2011‡	$15.45	$0.06	$3.09	$3.15	$(0.10)	$—	$(0.10)	$18.50	20.41%	$583,924	1.14%	1.14%	1.28%	0.66%	38%
2010	13.66	0.07	1.82	1.89	(0.10)	—	(0.10)	15.45	13.93	535,938	1.14	1.15	1.29	0.46	69
2009	15.38	0.11	(1.62)	(1.51)	(0.13)	(0.08)	(0.21)	13.66	(9.31)	638,341	1.14	1.16	1.29	1.03	110
2008	21.26	0.09	(3.22)	(3.13)	(0.07)	(2.68)	(2.75)	15.38	(16.02)	846,492	1.13	1.15	1.28	0.55	91
2007	21.28	0.04	2.23	2.27	(0.14)	(2.15)	(2.29)	21.26	10.70	1,122,027	1.11	1.13	1.27	0.19	86
2006	21.58	0.05	1.97	2.02	(0.06)	(2.26)	(2.32)	21.28	10.34	1,160,178	1.11	1.13	1.27	0.31	72
Class I
2011‡	$15.34	$0.04	$3.07	$3.11	$(0.07)	$—	$(0.07)	$18.38	20.28%	$6,877	1.36%	1.36%	1.53%	0.44%	38%
2010	13.56	0.04	1.81	1.85	(0.07)	—	(0.07)	15.34	13.73	6,933	1.36	1.37	1.54	0.25	69
2009	15.29	0.08	(1.62)	(1.54)	(0.11)	(0.08)	(0.19)	13.56	(9.59)	7,389	1.36	1.38	1.54	0.77	110
2008	21.17	0.05	(3.21)	(3.16)	(0.04)	(2.68)	(2.72)	15.29	(16.21)	8,395	1.36	1.39	1.53	0.31	91
2007	21.21	(0.01)	2.21	2.20	(0.09)	(2.15)	(2.24)	21.17	10.41	14,089	1.36	1.38	1.52	(0.04)	86
2006	21.52	—	1.98	1.98	(0.03)	(2.26)	(2.29)	21.21	10.11	14,293	1.36	1.38	1.52	0.06	72
Small Cap Growth Fund
Class A
2011‡	$14.69	$(0.03)	$4.01	$3.98	$—	$—	$—	$18.67	27.09%	$447,766	1.11%	1.11%	1.29%	(0.32)%	54%
2010	12.96	(0.03)	1.76	1.73	— (2)	—	—	14.69	13.36	380,910	1.11	1.11	1.29	(0.21)	99
2009	13.98	0.02	(1.04)	(1.02)	— *	—	—	12.96	(7.27)	478,405	1.11	1.12	1.29	0.17	163
2008	21.91	0.01	(6.22)	(6.21)	(0.01)	(1.71)	(1.72)	13.98	(30.36)	638,257	1.11	1.12	1.28	0.04	124
2007	18.56	(0.09)	3.44	3.35	—	—	—	21.91	18.05	1,154,000	1.11	1.13	1.27	(0.43)	135
2006	17.86	(0.07)	0.77	0.70	—	—	—	18.56	3.92	1,111,329	1.11	1.13	1.27	(0.40)	99
Class I
2011‡	$14.34	$(0.05)	$3.92	$3.87	$—	$—	$—	$18.21	26.99%	$4,735	1.36%	1.36%	1.54%	(0.57)%	54%
2010	12.68	(0.06)	1.72	1.66	—	—	—	14.34	13.09	3,703	1.36	1.36	1.54	(0.45)	99
2009	13.71	(0.02)	(1.01)	(1.03)	—	—	—	12.68	(7.51)	3,975	1.36	1.37	1.55	(0.17)	163
2008	21.57	(0.03)	(6.12)	(6.15)	—	(1.71)	(1.71)	13.71	(30.57)	3,368	1.36	1.37	1.53	(0.19)	124
2007	18.32	(0.14)	3.39	3.25	—	—	—	21.57	17.74	9,323	1.36	1.38	1.52	(0.67)	135
2006	17.67	(0.12)	0.77	0.65	—	—	—	18.32	3.68	11,910	1.36	1.38	1.52	(0.65)	99

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	131

Financial Highlights

For the period ended March 31, 2011 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Tax-Managed Small Cap Fund
Class A
2011‡	$10.81	$0.02	$2.48	$2.50	$(0.07)		$—	$(0.07)	$13.24	22.74%	$345,414	1.11%	1.12%	1.28%	0.26%	45%
2010	9.42	0.03	1.39	1.42	(0.03)		—	(0.03)	10.81	15.05	300,343	1.11	1.13	1.29	0.30	75
2009	10.16	0.04	(0.73)	(0.69)	(0.05)		—	(0.05)	9.42	(6.62)	262,464	1.11	1.15	1.30	0.50	136
2008	14.14	0.05	(3.19)	(3.14)	(0.04)		(0.80)	(0.84)	10.16	(23.34)	318,520	1.11	1.13	1.28	0.41	96
2007	13.10	0.04	2.00	2.04	(0.06)		(0.94)	(1.00)	14.14	16.00	416,945	1.11	1.14	1.27	0.31	72
2006	13.13	0.01	0.68	0.69	—		(0.72)	(0.72)	13.10	5.50	314,333	1.11	1.14	1.27	0.09	73
Mid-Cap Fund
Class A
2011‡	$15.80	$0.04	$3.37	$3.41	$(0.06)		$—	$(0.06)	$19.15	21.62%	$159,417	1.02%	1.06%	1.08%	0.42%	44%
2010	13.92	0.08	1.88	1.96	(0.08)		—	(0.08)	15.80	14.13	124,569	1.02	1.04	1.04	0.51	185
2009	14.87	0.11	(0.94)	(0.83)	(0.12)		—	(0.12)	13.92	(5.34)	119,872	1.02	1.02	1.04	0.95	143
2008	22.22	0.11	(5.28)	(5.17)	(0.09)		(2.09)	(2.18)	14.87	(25.45)	126,509	1.02	1.02	1.03	0.58	126
2007	20.40	0.06	3.40	3.46	(0.10)		(1.54)	(1.64)	22.22	17.51	183,287	1.01	1.01	1.02	0.26	176
2006	20.29	0.14	1.49	1.63	(0.12)		(1.40)	(1.52)	20.40	8.50	90,208	1.01	1.01	1.03	0.67	135
Class I
2011‡	$15.81	$0.02	$3.36	$3.38	$(0.03)		$—	$(0.03)	$19.16	21.41%	$1,049	1.26%	1.30%	1.31%	0.22%	44%
2010	13.92	0.04	1.89	1.93	(0.04)		—	(0.04)	15.81	13.91	623	1.26	1.28	1.29	0.30	185
2009	14.86	0.05	(0.89)	(0.84)	(0.10)		—	(0.10)	13.92	(5.47)	274	1.26	1.26	1.30	0.48	143
2008(6)	22.56	0.06	(5.63)	(5.57)	(0.04)		(2.09)	(2.13)	14.86	(26.82)	52	1.26	1.26	1.27	0.33	126
U.S. Managed Volatility Fund
Class A
2011‡	$10.81	$0.08	$1.52	$1.60	$(0.11)		$—	$(0.11)	$12.30	14.87%	$493,830	1.00%	1.00%	1.28%	1.43%	49%
2010	9.65	0.14	1.16	1.30	(0.14)		—	(0.14)	10.81	13.61	415,669	1.00	1.00	1.29	1.37	53
2009	11.25	0.13	(1.59)	(1.46)	(0.14)		—	(0.14)	9.65	(12.88)	380,987	1.00	1.00	1.29	1.56	126
2008	13.45	0.10	(1.69)	(1.59)	(0.10)		(0.51)	(0.61)	11.25	(12.38)	458,668	1.00	1.00	1.27	0.85	85
2007	12.02	0.15	1.74	1.89	(0.14)		(0.32)	(0.46)	13.45	16.09	585,858	1.04	1.04	1.27	1.19	112
2006	11.41	0.10	0.75	0.85	(0.09)		(0.15)	(0.24)	12.02	7.64	303,523	1.11	1.11	1.27	0.91	133
Class I
2011‡	$10.79	$0.07	$1.52	$1.59	$(0.09)		$—	$(0.09)	$12.29	14.78%	$48	1.25%	1.25%	1.53%	1.18%	49%
2010	9.63	0.11	1.17	1.28	(0.12)		—	(0.12)	10.79	13.38	37	1.25	1.25	1.54	1.08	53
2009	11.24	0.12	(1.61)	(1.49)	(0.12)		—	(0.12)	9.63	(13.17)	17	1.25	1.25	1.55	1.38	126
2008	13.43	0.09	(1.71)	(1.62)	(0.06)		(0.51)	(0.57)	11.24	(12.58)	6	1.25	1.25	1.57	0.71	85
2007(9)	13.54	0.01	(0.05)	(0.04)	(0.07)		—	(0.07)	13.43	(0.32)	1	1.36	1.36	1.86	0.19	112
Global Managed Volatility Fund
Class A
2011‡	$8.21	$0.07	$0.44	$0.51	$—		$—	$—	$8.72	6.21%	$461,560	1.11%	1.11%	1.29%	1.60%	33%
2010	7.82	0.13	0.29	0.42	(0.03	)(2)	—	(0.03)	8.21	5.37	330,526	1.11	1.11	1.31	1.62	91
2009	9.07	0.12	(1.37)	(1.25)	—		—	—	7.82	(13.78)	213,773	1.13 (3)	1.13 (3)	1.35	1.59	155
2008	11.22	0.12	(1.92)	(1.80)	(0.18)		(0.17)	(0.35)	9.07	(16.60)	204,156	1.11	1.11	1.31	1.24	113
2007	10.37	0.17	0.85	1.02	(0.11)		(0.06)	(0.17)	11.22	9.88	275,748	1.11	1.11	1.32	1.56	119
2006(7)	10.00	0.02	0.35	0.37	—		—	—	10.37	3.70	94,951	1.10	1.10	1.30	1.22	13
Class I
2011‡	$8.15	$0.05	$0.44	$0.49	$—		$—	$—	$8.64	6.01%	$79	1.36%	1.36%	1.54%	1.30%	33%
2010	7.76	0.16	0.25	0.41	(0.02	)(2)	—	(0.02)	8.15	5.32	64	1.36	1.36	1.57	2.00	91
2009	9.02	0.11	(1.37)	(1.26)	—		—	—	7.76	(13.97)	17	1.38 (3)	1.38 (3)	1.62	1.56	155
2008	11.20	0.14	(1.97)	(1.83)	(0.18)		(0.17)	(0.35)	9.02	(16.86)	10	1.36	1.36	1.56	1.49	113
2007(9)	11.45	0.01	(0.26)	(0.25)	—		—	—	11.20	(2.18)	1	1.36	1.36	2.26	0.23	119
Tax-Managed Managed Volatility Fund
Class A
2011‡	$9.24	$0.07	$1.19	$1.26	$(0.10)		$—	$(0.10)	$10.40	13.69%	$275,035	1.00%	1.00%	1.28%	1.49%	52%
2010	8.14	0.12	1.10	1.22	(0.12)		—	(0.12)	9.24	15.17	236,402	1.00	1.00	1.29	1.39	28
2009	9.02	0.12	(0.88)	(0.76)	(0.12)		—	(0.12)	8.14	(8.28)	172,265	1.00	1.00	1.29	1.69	94
2008(10)	10.00	0.10	(1.02)	(0.92)	(0.06)		—	(0.06)	9.02	(9.24)	96,523	1.00	1.00	1.29	1.43	65

132	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Real Estate Fund
Class A
2011‡	$11.58	$0.13		$1.74	$1.87	$(0.20)		$—	$(0.20)	$13.25	16.28%	$172,445	1.14%		1.14%		1.28%		2.16%	30%
2010	9.42	0.05		2.46	2.51	(0.35	)(13)	—	(0.35)	11.58	27.37	220,866	1.14		1.15		1.29		0.50	69
2009	13.73	0.16		(4.18)	(4.02)	(0.29	)(2)	—	(0.29)	9.42	(28.69)	221,228	1.14		1.15		1.29		2.08	97
2008	18.20	0.13		(3.11)	(2.98)	(0.38)		(1.11)	(1.49)	13.73	(17.15)	251,359	1.13		1.13		1.27		0.86	52
2007	18.43	0.30		0.76	1.06	(0.36)		(0.93)	(1.29)	18.20	5.49	244,991	1.11		1.12		1.27		1.55	84
2006	14.86	0.23		4.15	4.38	(0.36)		(0.45)	(0.81)	18.43	30.44	192,674	1.11		1.12		1.27		1.39	65
Class I
2011‡	$11.57	$0.11		$1.75	$1.86	$(0.20)		$—	$(0.20)	$13.23	16.15%	$528	1.36%		1.37%		1.54%		1.79%	30%
2010	9.41	—	*	2.49	2.49	(0.33	)(13)	—	(0.33)	11.57	27.12	306	1.36		1.37		1.54		0.00	69
2009	13.72	0.09		(4.12)	(4.03)	(0.28	)(2)	—	(0.28)	9.41	(28.83)	132	1.36		1.37		1.55		1.26	97
2008(6)	18.55	0.13		(3.49)	(3.36)	(0.36)		(1.11)	(1.47)	13.72	(18.89)	25	1.36		1.36		1.52		0.86	52
Enhanced Income Fund
Class A
2011‡	$7.46	$0.10		$0.10	$0.20	$(0.12)		$—	$(0.12)	$7.54	2.67%	$170,123	0.60%		0.60%		1.05%		2.67%	53%
2010	7.21	0.18		0.30	0.48	(0.23)		—	(0.23)	7.46	6.78	137,223	0.60		0.60		1.06		2.45	77
2009	8.21	0.29		(1.09)	(0.80)	(0.20)		—	(0.20)	7.21	(9.56)	233,747	0.60		0.60		1.06		4.30	132
2008	9.92	0.49		(1.68)	(1.19)	(0.52)		—	(0.52)	8.21	(12.42)	314,795	0.60		0.60		1.04		5.40	42
2007	10.11	0.57		(0.27)	0.30	(0.49)		—	(0.49)	9.92	2.96	620,931	0.60		0.60		1.03		5.67	43
2006(7)	10.00	0.10		0.01	0.11	—		—	—	10.11	1.10	235,981	0.60		0.60		1.10		5.54	70
Class I
2011‡	$7.45	$0.09		$010	$0.19	$(0.10)		$—	$(0.10)	$7.54	2.63%	$18	0.85%		0.85%		1.30%		2.41%	53%
2010	7.20	0.16		0.29	0.45	(0.20)		—	(0.20)	7.45	6.35	16	0.85		0.85		1.33		2.21	77
2009	8.20	0.25		(1.06)	(0.81)	(0.19)		—	(0.19)	7.20	(9.79)	45	0.85		0.85		1.31		3.73	132
2008	9.91	0.43		(1.63)	(1.20)	(0.51)		—	(0.51)	8.20	(12.61)	16	0.85		0.85		1.29		4.82	42
2007(9)	10.25	0.15		(0.35)	(0.20)	(0.14)		—	(0.14)	9.91	(2.01)	11	1.09		1.09		1.56		5.78	43
Core Fixed Income Fund
Class A
2011‡	$10.93	$0.18		$(0.08)	$0.10	$(0.19)		$—	$(0.19)	$10.84	0.90%	$2,148,412	0.74	%(14)	0.74	%(14)	0.92	%(14)	3.25%	246%
2010	9.98	0.44		0.95	1.39	(0.44)		—	(0.44)	10.93	14.25	2,335,314	0.67		0.67		0.85		4.20	283
2009	9.37	0.50		0.62	1.12	(0.51)		—	(0.51)	9.98	12.55	2,450,746	0.67		0.67		0.86		5.42	329
2008	10.19	0.51		(0.82)	(0.31)	(0.51)		—	(0.51)	9.37	(3.25)	3,686,633	0.66		0.66		0.84		5.12	335
2007	10.29	0.50		(0.10)	0.40	(0.50)		—	(0.50)	10.19	4.00	4,600,629	0.64		0.64		0.84		4.89	413
2006	10.44	0.47		(0.11)	0.36	(0.48)		(0.03)	(0.51)	10.29	3.60	4,293,309	0.63		0.63		0.84		4.62	478
Class I
2011‡	$10.92	$0.16		$(0.07)	$0.09	$(0.18)		$—	$(0.18)	$10.83	0.79%	$15,839	0.97	%(14)	0.97	%(14)	1.18	%(14)	3.03%	246%
2010	9.97	0.41		0.96	1.37	(0.42)		—	(0.42)	10.92	14.01	17,445	0.89		0.89		1.10		3.96	283
2009	9.36	0.48		0.62	1.10	(0.49)		—	(0.49)	9.97	12.32	13,658	0.89		0.89		1.11		5.21	329
2008	10.19	0.49		(0.84)	(0.35)	(0.48)		—	(0.48)	9.36	(3.58)	8,090	0.90		0.90		1.09		4.87	335
2007	10.29	0.41		(0.03)	0.38	(0.48)		—	(0.48)	10.19	3.74	12,890	0.89		0.89		1.09		3.96	413
2006	10.43	0.45		(0.11)	0.34	(0.45)		(0.03)	(0.48)	10.29	3.44	14,035	0.88		0.88		1.09		4.37	478
U.S. Fixed Income Fund
Class A
2011‡	$10.81	$0.15		$(0.17)	$(0.02)	$(0.16)		$(0.35)	$(0.51)	$10.28	(0.16)%	$801,658	0.66%		0.66%		0.86%		2.94%	169%
2010	10.28	0.33		0.60	0.93	(0.36)		(0.04)	(0.40)	10.81	9.22	877,709	0.66		0.66		0.86		3.12	299
2009(8)	10.00	0.08		0.27	0.35	(0.07)		—	(0.07)	10.28	3.55	677,723	0.66		0.66		0.87		3.23	51
High Yield Bond Fund
Class A
2011‡	$7.27	$0.28		$0.33	$0.61	$(0.28)		$(0.04)	$(0.32)	$7.56	8.54%	$1,690,703	0.89%		0.89%		1.12%		7.65%	47%
2010	6.52	0.64		0.74	1.38	(0.61)		(0.02)	(0.63)	7.27	21.98	1,503,070	0.89		0.89		1.13		9.22	113
2009	6.57	0.60		(0.02)	0.58	(0.56)		(0.07)	(0.63)	6.52	11.88	1,289,964	0.89		0.89		1.15		11.03	98
2008	8.26	0.66		(1.60)	(0.94)	(0.66)		(0.09)	(0.75)	6.57	(12.09)	1,076,379	0.88		0.88		1.13		8.73	69
2007	8.38	0.67		(0.11)	0.56	(0.68)		—	(0.68)	8.26	6.72	1,247,613	0.86		0.86		1.12		7.89	91
2006	8.50	0.65		(0.12)	0.53	(0.65)		—	(0.65)	8.38	6.51	1,068,711	0.86		0.86		1.12		7.69	126
Class I
2011‡	$7.28	$0.28		$0.30	$0.58	$(0.27)		$(0.04)	$(0.31)	$7.55	8.15%	$5,127	1.11%		1.11%		1.38%		7.41%	47%
2010	6.53	0.63		0.74	1.37	(0.60)		(0.02)	(0.62)	7.28	21.76	1,846	1.11		1.11		1.40		8.96	113
2009	6.58	0.58		(0.01)	0.57	(0.55)		(0.07)	(0.62)	6.53	11.65	200	1.11		1.11		1.40		10.45	98
2008(6)	8.26	0.66		(1.61)	(0.95)	(0.64)		(0.09)	(0.73)	6.58	(12.20)	47	1.11		1.11		1.38		8.96	69

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	133

Financial Highlights

For the period ended March 31, 2011 (Unaudited) and the years or periods ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends, Distributions and Return of Capital	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Real Return Fund
Class A
2011‡	$10.51	$0.09	$0.22	$0.31	$(0.08)	$(0.10)	$(0.18)	$10.64	2.99%	$325,267	0.45%	0.45%	0.85%	1.71%	32%
2010	10.19	0.12	0.40	0.52	(0.19)	(0.01)	(0.20)	10.51	5.20	240,925	0.45	0.45	0.86	1.18	94
2009(8)	10.00	0.10	0.09	0.19	—	—	—	10.19	1.90	83,568	0.45	0.45	0.88	4.11	23
Multi-Strategy Alternative Fund
Class A
2011‡	$9.93	$0.17	$0.06	$0.23	$(0.15)	$—	$(0.15)	$10.01	2.34%	$253,378	0.50%	0.50%	2.12%	3.41%	7%
2010(12)	10.00	(0.02)	(0.05)	(0.07)	—	—	—	9.93	(0.70)	191,055	0.50	0.50	2.19	(0.42)	49

‡	For the six month period ended March 31, 2011. All ratios for the period have been annualized.
†	Returns and turnover rates are for the period indicated and have not been annualized.
*	Amount represents less than $0.01.
(1)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(2)	Includes return of capital of less than $0.01.
(3)	The expense ratios include overdraft fees. Had these fees been excluded the ratios would have been 1.11% and 1.36% for Class A and Class I, respectively.
(4)	For the six months ended September 30, 2007. The Fund’s fiscal year end changed from March 31 to September 30. All ratios for the period have been annualized.
(5)	For the year or period ended March 31.
(6)	Commenced operations on October 1, 2007. All ratios for the period have been annualized.
(7)	Commenced operations on July 27, 2006. All ratios for the period have been annualized.
(8)	Commenced operations on July 2, 2009. All ratios for the period have been annualized.
(9)	Commenced operations on June 29, 2007. All ratios for the period have been annualized.
(10)	Commenced operations on December 20, 2007. All ratios for the period have been annualized.
(11)	Commenced operations on October 1, 2009. All ratios for the period have been annualized.
(12)	Commenced operations on March 31, 2010. All ratios for the period have been annualized.
(13)	Includes return of capital of $0.10.
(14)	The expense ratio includes interest expense. Had this expense been excluded the ratios would have been 0.67%, 0.67% and 0.85 for Class A and 0.89%, 0.89% and 1.10% for Class I, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

134	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Notes to Financial Statements (Unaudited)

March 31, 2011

1. ORGANIZATION

SEI Institutional Managed Trust (the “Trust”) is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 21 funds: Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond, Real Return, Prime Obligation and Multi-Strategy Alternative Funds (each a “Fund,” collectively the “Funds”) each of which are Diversified Funds, with the exception of the Real Estate and Multi-Strategy Alternative Funds. The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class G shares of the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed, Large Cap, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; Class I shares of the Large Cap, Large Cap Value, Large Cap Growth, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, U.S. Fixed Income, High Yield Bond and Real Return Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectuses provide a description of each Fund’s investment objective and strategies.

As of March 31, 2011, the Prime Obligation Fund and the Class G shares had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	135

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Global Managed Volatility Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Global Managed Volatility Fund will value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

The Assets of the Multi-Strategy Alternative Fund consist primarily of the investments in underlying registered investment companies, which are valued at their respective daily net assets in accordance with Board-approved pricing procedures.

In accordance with GAAP, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Fund may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The Fund adopted Financial Accounting Standards Board — Accounting Standards Update “Fair Value Measurements and Disclosures” (the “Update”), effective September 30, 2010. This Update applies to the Fund’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 and Level 3 categories listed above. There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy during the period.

The valuation techniques used by the Funds to measure fair value during the year ended March 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended March 31, 2011, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

136	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Reverse Repurchase Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price. Additional assets are maintained in an account with the broker. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds under the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities.

Classes — Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. A Fund may also engage in currency transactions to enhance that Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open forward foreign currency contracts as of March 31, 2011, if applicable.

Futures Contracts — To the extent consistent with its Investment Objective and Strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. In addition, fixed income funds will utilize futures contracts to help manage duration and yield curve exposure. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	137

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

of Investments or Summary Schedule of Investments for details regarding open futures contracts as of March 31, 2011, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities. To the extent consistent with its Investment Objective and Strategies, a Fund may also invest in financial option/swaption contracts to enhance the Fund’s returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

The risk in writing a call option/swaption is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Funds may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Funds pay a premium whether or not the option/swaption is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open option/swaption contracts as of March 31, 2011, if applicable.

Securities Sold Short — To the extent consistent with its Investment Objective and Strategies, a Fund may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, a

Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, a Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions.

Swap Agreements — To the extent consistent with its Investment Objective and Strategies, a Fund may invest in swap contracts as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a

138	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. Refer to each Fund’s Schedule of Investments or Summary Schedule of Investments for details regarding open swap agreements as of March 31, 2011, if applicable.

Delayed Delivery Transactions — To the extent consistent with its Investment Objective and Strategies, a Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	139

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

Restricted Securities — At March 31, 2011, the following Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Funds have generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of these investments. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at March 31, 2011, were as follows:

	Number of Shares/ Face Amount ($ Thousands)	Acquisition Date	Right to Acquire Date	Cost ($ Thousands)	Market Value ($ Thousands)	% of Net Assets

Small Cap Fund
Scorpio Mining PIPE	20,800	10/06/09	10/06/09	$19	$20	0.01%
Titanium Asset Management PIPE	2,000	10/06/09	10/06/09	8	2	—

				$27	$22	0.01%

Small Cap Value Fund
Verde Realty PIPE	21,100	02/16/07	02/16/07	$696	$356	0.06%

Small Cap Growth Fund
Rentech Warrant	19,400	04/20/07	04/20/07	$—	$—	—%
Titanium Asset Management PIPE	140,900	06/14/07	06/14/07	845	127	0.03
Titanium Asset Management Warrants	147,800	08/06/07	08/06/07	—	—	—
Value Creation	145,600	08/10/06	08/10/06	1,491	180	0.04

				$2,336	$307	0.07%

Real Estate Fund
Verde Realty PIPE	21,400	02/16/07	02/16/07	$706	$361	0.21%

Enhanced Income Fund
JHT Holding, 2nd Lien	$40	12/16/08	12/16/08	$54	$13	0.01%

High Yield Bond Fund
Quebecore Media (Escrow Security)	$1,915	09/24/09	09/24/09	$—	$115	0.01%
VSS AHC, Cl A	38,453	10/08/09	10/08/09	485	459	0.03

				$485	$574	0.04%

PIPE	— Private Investment in Public Entity

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, S&P 500 Index, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Real Return and Multi-Strategy Alternative Funds; are declared and paid annually for the Global Managed Volatility Fund; and declared daily and paid monthly for the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Investments in REITs — With respect to the Real Estate Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee based on a dollar threshold for redemptions, or a series of redemptions from a single identifiable source that in the aggregate exceed a specified dollar threshold within any thirty day period, as presented below:

	Dollar Threshold ($Thousands)	Redemption Fee
Large Cap Fund	$50,000	0.50%
Large Cap Value Fund	50,000	0.50
Large Cap Growth Fund	50,000	0.50
Tax-Managed Large Cap Fund	50,000	0.50
S&P 500 Index Fund	50,000	0.15
Small Cap Fund	25,000	1.00
Small Cap Value Fund	25,000	1.00
Small Cap Growth Fund	25,000	1.00
Tax-Managed Small Cap Fund	25,000	1.00
Mid-Cap Fund	10,000	0.75
U.S. Managed Volatility Fund	25,000	0.50
Global Managed Volatility Fund	25,000	0.75
Tax-Managed Managed Volatility Fund	25,000	0.50
Real Estate Fund	10,000	1.00
Enhanced Income Fund	10,000	0.75
Core Fixed Income Fund	50,000	0.60
U.S. Fixed Income Fund	50,000	0.60
High Yield Bond Fund	25,000	1.00
Real Return Fund	10,000	0.25
Multi-Strategy Alternative Fund	25,000	0.25

For the six month period ended March 31, 2011, the Funds did not retain any redemption fees. Such fees, if any, are retained by the Funds for the benefit of the remaining shareholders.

140	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

3. CREDIT DERIVATIVES

A Fund may use credit default swaps to reduce risk where a Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

4. DERIVATIVE TRANSACTIONS

The following tables include only Funds that had exposure to more than one type of risk on derivatives held throughout the year. For Funds that held derivatives throughout the year with only one type of risk exposure, additional information can be found on the Summary Schedule of Investments or Schedule of Investments and the Statement of Operations.

The fair value of derivative instruments as of March 31, 2011 was as follows:

	Asset Derivatives			Liability Derivatives
	Six Month Period ended March 31, 2011 ($ Thousands)			Six Month Period ended March 31, 2011 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:

Global Managed Volatility Fund
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	$1,392		Unrealized loss on forward foreign currency contracts	$919
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	595		Net Assets — Unrealized depreciation on futures contracts	—

Total Derivatives not accounted for as hedging instruments		$1,987			$919

Core Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$1,070	*	Net Assets — Unrealized depreciation on futures contracts	$284	*
	Net Assets — Unrealized appreciation on swap contracts	14	†	Net Assets — Unrealized depreciation on swap contracts	1,140	†
	Investments, at value	—		Options written, at value	167
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	—		Unrealized loss on forward foreign currency contracts	470	*
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	9	†
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	351	†	Net Assets — Unrealized depreciation on swap contracts	7,136	†

Total Derivatives not accounted for as hedging instruments		$1,435			$9,206

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	141

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

	Asset Derivatives			Liability Derivatives
	Six Month Period ended March 31, 2011 ($ Thousands)			Six Month Period ended March 31, 2011 ($ Thousands)
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

U.S. Fixed Income Fund
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	$71	*	Net Assets — Unrealized depreciation on futures contracts	$102	*
	Investments, at value	—		Options written, at value	44
Credit contracts	Net Assets — Unrealized appreciation on swap contracts	—		Net Assets — Unrealized depreciation on swap contracts	806	†

Total Derivatives not accounted for as hedging instruments		$71			$952

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

†	Includes cumulative appreciation/depreciation of swap contracts as reported in the Schedules of Investments. Market Value is reported within the Statements of Assets & Liabilities for swap contracts that have paid premiums.

The effect of derivative instruments on the Statement of Operations for the six month period ended March 31, 2011.

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income ($ Thousands)

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total
Small Cap Value Fund
Equity contracts	$—	$2,568	$—	$—	$2,568
Foreign exchange contracts	—	—	(8)	—	(8)
Total	$—	$2,568	$(8)	$—	$2,560
Tax Managed Small Cap Fund
Equity contracts	$—	$1,633	$—	$—	$1,633
Foreign exchange contracts	—	—	(41)	—	(41)
Total	$—	$1,633	$(41)	$—	$1,592
Global Managed Volatility Fund
Equity contracts	$—	$1,685	$—	$—	$1,685
Foreign exchange contracts	—	—	(11,592)	—	(11,592)
Total	$—	$1,685	$(11,592)	$—	$(9,907)
Core Fixed Income Fund
Interest rate contracts	$782	$(6,067)	$—	$125	$(5,160)
Credit contracts	—	—	—	(1,322)	(1,322)
Equity Contracts	—	—	—	20	20
Foreign exchange contracts	—	—	(1,581)	—	(1,581)
Total	$782	$(6,067)	$(1,581)	$(1,177)	$(8,043)
U.S. Fixed Income Fund
Interest rate contracts	$80	$686	$—	$—	$766
Credit contracts	—	—	—	(517)	(517)
Total	$80	$686	$—	$(517)	$249

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total
Tax-Managed Small Cap Fund
Equity contracts	$—	$25	$—	$—	$25
Foreign exchange contracts	—	—	37	—	37
Total	$—	$25	$37	$—	$62
Global Managed Volatility Fund
Equity contracts	$—	$452	$—	$—	$452
Foreign exchange contracts	—	—	1,941	—	1,941
Total	$—	$452	$1,941	$—	$2,393

142	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Derivatives Not Accounted for as Hedging Instruments:	Options	Futures	Forward Currency Contracts	Swaps	Total
Core Fixed Income Fund
Interest rate contracts	$147	$949	$—	$2,123	$3,219
Credit contracts	—	—	—	346	346
Equity contracts	—	—	—	(9)	(9)
Foreign exchange contacts	—	—	398	—	398
Total	$147	$949	$398	$2,460	$3,954
U.S. Fixed Income Fund
Interest rate contracts	$42	$69	$—	$—	$111
Credit contracts	—	—	—	257	257
Total	$42	$69	$—	$257	$368

The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

Written options transactions entered into during the six month period ended March 31, 2011 are summarized as follows:

	Core Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	447	$401
Written	3,991,938	967
Expired	(186)	(154)
Closing buys	(1,880)	(983)
Balance at the end of period	3,990,319	$231

		U.S. Fixed Income Fund
	Number of Contracts	Premium ($ Thousands)
Balance at the beginning of period	110	$73
Written	1,490,115	134
Expired	(20)	(25)
Closing buys	(150)	(111)
Balance at the end of period	1,490,055	$71

At March 31, 2011 the Funds had cash and/or securities at least equal to the value of written options.

5. ADMINISTRATION, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS, AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Funds for an annual fee of 0.35% of the average daily net assets of the Large

Cap, Large Cap Value, Large Cap Growth, Tax-Managed Large Cap Class A, Small Cap, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, High Yield Bond, Real Return and Multi-Strategy Alternative Funds; 0.15% of the average daily net assets of the Tax-Managed Large Cap Class Y; 0.22% of the average daily net assets of the S&P 500 Index Fund; and 0.28% of the average daily net assets of the Core Fixed Income and U.S. Fixed Income Funds. The Administrator has agreed voluntarily to waive all or a portion of its fee in order to limit the operating expenses of a Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator’s sole discretion.

Investment Advisory Agreement — SEI Investments Management Corporation (“SIMC”) serves as investment adviser (the “Adviser”) to each Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund, exclusive of short sale expenses, interest expense and acquired fund fee expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:

	Advisory Fees	Voluntary Expense Limitations
Large Cap Fund, Class A	0.3900%	0.8900%
Large Cap Value Fund, Class A	0.3500	0.8900
Large Cap Value Fund, Class I	0.3500	1.1100
Large Cap Growth Fund, Class A	0.4000	0.8900
Large Cap Growth Fund, Class I	0.4000	1.1100
Tax-Managed Large Cap Fund, Class A	0.4000	0.8900
Tax-Managed Large Cap Fund, Class Y	0.4000	0.5600
S&P 500 Index Fund, Class A	0.0300	0.4300
S&P 500 Index Fund, Class E	0.0300	0.2500
S&P 500 Index Fund, Class I	0.0300	0.6500
Small Cap Fund, Class A	0.6500	1.1400
Small Cap Value Fund, Class A	0.6500	1.1400
Small Cap Value Fund, Class I	0.6500	1.3600

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	143

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

	Advisory Fees	Voluntary Expense Limitations
Small Cap Growth Fund, Class A	0.6500%	1.1100%
Small Cap Growth Fund, Class I	0.6500	1.3600
Tax-Managed Small Cap Fund, Class A	0.6500	1.1100
Mid-Cap Fund, Class A	0.4000	1.0200
Mid-Cap Fund, Class I	0.4000	1.2600
U.S. Managed Volatility Fund, Class A	0.6500	1.0000
U.S. Managed Volatility Fund, Class I	0.6500	1.2500
Global Managed Volatility Fund, Class A	0.6500	1.1100
Global Managed Volatility Fund, Class I	0.6500	1.3600
Tax-Managed Managed Volatility Fund, Class A	0.6500	1.0000
Real Estate Fund, Class A	0.6500	1.1400
Real Estate Fund, Class I	0.6500	1.3600
Enhanced Income Fund, Class A	0.4000	0.6000
Enhanced Income Fund, Class I	0.4000	0.8500
Core Fixed Income Fund, Class A	0.2750	0.6700
Core Fixed Income Fund, Class I	0.2750	0.8900
U.S. Fixed Income, Class A	0.2750	0.6600
High Yield Bond Fund, Class A	0.4875	0.8900
High Yield Bond Fund, Class I	0.4875	1.1100
Real Return, Class A	0.2200	0.4500
Multi-Strategy Alternative Fund, Class A	1.5000	0.5000

As of March 31, 2011, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser
Large Cap Fund
Aronson+Johnson+Ortiz, L.P.
Brown Investment Advisory Incorporated
Delaware Management Company
Legg Mason Capital Management, Inc.
LSV Asset Management
Neuberger Berman Management LLC
Quantitative Management Associates LLC
WestEnd Advisors LLC
Large Cap Value Fund
Aronson + Johnson + Ortiz, LP
INTECH Investment Management, LLC
Lazard Asset Management LLC
Legg Mason Capital Management, Inc.
LSV Asset Management
Large Cap Growth Fund
Brown Investment Advisory Incorporated
Delaware Management Company
INTECH Investment Management, LLC
Legg Mason Capital Management Inc.
Neuberger Berman Management LLC
Tax-Managed Large Cap Fund
Aronson + Johnson + Ortiz, LP
Brown Investment Advisory Incorporated
Delaware Management Company
Legg Mason Capital Management Inc.
LSV Asset Management

Investment Sub-Adviser
Neuberger Berman Management LLC
Parametric Portfolio Associates
Quantitative Management Associates LLC
WestEnd Advisors LLC
S&P 500 Index Fund
SSgA Funds Management, Inc.
Small Cap Fund
Allianz Global Investors Capital LLC
AQR Capital Management, LLC
Integrity Asset Management, LLC
Los Angeles Capital Management and Equity Research, Inc.
Robeco Investment Management, Inc.
Wellington Management Company, LLP
Small Cap Value Fund
Artisan Partners Limited Partnership
Lee Munder Capital Group LLC
LSV Asset Management
Martingale Asset Management, L.P.
Robeco Investment Management, Inc.
Wellington Management Company, LLP
Small Cap Growth Fund
Allianz Global Investors Capital LLC
AQR Capital Management, LLC
Janus Capital Management, LLC
Lee Munder Capital Group LLC
Los Angeles Capital Management and Equity Research, Inc.
Tax-Managed Small Cap Fund
Century Capital Management, LLC
Lee Munder Capital Group LLC
Los Angeles Capital Management and Equity Research, Inc.
LSV Asset Management
Parametric Portfolio Associates
Wellington Management Company, LLP
Wells Capital Management Inc.
Mid-Cap Fund
Lee Munder Capital Group LLC
Quantitative Management Associates LLC
Wells Capital Management, Inc.
U.S. Managed Volatility Fund
Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
LSV Asset Management
Global Managed Volatility Fund
Acadian Asset Management LLC
Analytic Investors, LLC
Tax-Managed Managed Volatility Fund
Analytic Investors LLC
Aronson + Johnson + Ortiz, LP
LSV Asset Management
Parametric Portfolio Associates
Real Estate Fund
Security Capital Research and Management, Inc.
Urdang Capital Management

144	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Investment Sub-Adviser
Enhanced Income Fund
Ares Management LLC
Wellington Management Company, LLP
Core Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
U.S. Fixed Income Fund
Jennison Associates LLC
J.P. Morgan Investment Management, Inc.
Metropolitan West Asset Management LLC
Wells Capital Management, Inc.
Western Asset Management Company
Western Asset Management Company Limited
High Yield Bond Fund
Ares Management LLC
Brigade Capital Management, LLC
Delaware Management Company
Guggenheim Investment Management, LLC
J.P. Morgan Investment Management, Inc.
Real Return Fund
Wellington Management Company, LLP

Under the investment sub-advisory agreements, each party receives an annual fee paid by SIMC.

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”), serves as each Fund’s Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder servicing plan for Class A, Class I and Class Y shares (the “Shareholder Servicing Plans”) under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares, and a shareholder servicing fee of up to 0.15% of average daily net assets attributable to the Class Y shares, will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission (“SEC”). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the six month period ended March 31, 2011 were as follows ($ Thousands):

Large Cap Fund	$150
Large Cap Growth Fund	147
Tax-Managed Large Cap Fund	67
S&P 500 Index Fund	17
Small Cap Fund	36
Small Cap Value Fund	50
Small Cap Growth Fund	62
Tax-Managed Small Cap Fund	60
Mid-Cap Fund	23
Tax-Managed Managed Volatility Fund	37
U.S. Managed Volatility Fund	63
Real Estate Fund	2

$714

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the six month period ended March 31, 2011, the Distributor retained 100% of the shareholder servicing fees, less the shareholder servicing fee waiver, and 100% of the administration servicing fees.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers of the Administrator or the Distributor. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Administrator or Distributor.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

LSV Asset Management (a partially owned subsidiary of SIMC) serves as the sub-adviser to the Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value, Tax-Managed Small Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the six month period ended March 31, 2011 were as follows ($ Thousands):

Large Cap Fund	$154
Large Cap Value Fund	283
Tax-Managed Large Cap Fund	179
Small Cap Value Fund	272
Tax-Managed Small Cap Fund	84
U.S. Managed Volatility Fund	140
Tax-Managed Managed Volatility Fund	74

$1,186

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	145

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Fund’s expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund’s expense ratio, as a percentage of the Fund’s average daily net assets for the six month period ended March 31, 2011, can be found on the Statement of Operations and Financial Highlights, respectively.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust Prime Obligation Fund, an affiliated money market fund. Additionally, the Funds may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

6. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

For the six month period ended March 31, 2011 (Unaudited) and the years or period ended September 30, 2010

	Large Cap Fund(1)		Large Cap Value Fund		Large Cap Growth Fund		Tax-Managed Large Cap Fund		S&P 500 Index Fund
	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10
Class A:
Shares Issued	36,412	183,286	9,312	19,666	6,929	14,496	18,452	32,509	27,000	5,739
Shares Issued in Lieu of Cash Distributions	5,055	1,354	923	1,902	234	610	772	1,408	251	236
Shares Redeemed	(33,609)	(54,987)	(16,298)	(52,909)	(15,554)	(49,047)	(17,149)	(51,272)	(28,029)	(11,115)
Total Class A Transactions	7,858	129,653	(6,063)	(31,341)	(8,391)	(33,941)	2,075	(17,355)	(778)	(5,140)
Class E:
Shares Issued	—	—	—	—	—	—	—	—	3,243	8,945
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	—	—	408	587
Shares Redeemed	—	—	—	—	—	—	—	—	(4,319)	(5,625)
Total Class E Transactions	—	—	—	—	—	—	—	—	(668)	3,907
Class I:
Shares Issued	—	—	57	200	88	131	—	—	29	92
Shares Issued in Lieu of Cash Distributions	—	—	5	9	1	1	—	—	2	3
Shares Redeemed	—	—	(157)	(334)	(95)	(248)	—	—	(32)	(124)
Total Class I Transactions	—	—	(95)	(125)	(6)	(116)	—	—	(1)	(29)
Class Y:
Shares Issued	—	—	—	—	—	—	—	5	—	—
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	1	2	—	—
Shares Redeemed	—	—	—	—	—	—	(199)	(41)	—	—
Total Class Y Transactions	—	—	—	—	—	—	(198)	(34)	—	—
Increase (Decrease) in Share Transactions	7,858	129,653	(6,158)	(31,466)	(8,397)	(34,057)	1,877	(17,389)	(1,447)	(1,262)

	Small Cap Fund(1)		Small Cap Value Fund		Small Cap Growth Fund		Tax-Managed Small Cap Fund		Mid-Cap Fund
	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10
Class A:
Shares Issued	7,880	43,949	3,853	12,391	3,435	9,938	4,067	11,004	3,145	7,278
Shares Issued in Lieu of Cash Distributions	1,753	53	169	275	—	2	51	64	22	43
Shares Redeemed	(8,060)	(23,903)	(7,154)	(24,708)	(5,385)	(20,925)	(5,807)	(11,156)	(2,723)	(8,052)
Total Class A Transactions	1,573	20,099	(3,132)	(12,042)	(1,950)	(10,985)	(1,689)	(88)	444	(731)
Class I:
Shares Issued	—	—	61	147	79	99	—	—	19	42
Shares Issued in Lieu of Cash Distributions	—	—	2	2	—	—	—	—	—	—
Shares Redeemed	—	—	(141)	(242)	(77)	(154)	—	—	(3)	(23)
Total Class I Transactions	—	—	(78)	(93)	2	(55)	—	—	16	19
Increase (Decrease) in Share Transactions	1,573	20,099	(3,210)	(12,135)	(1,948)	(11,040)	(1,689)	(88)	460	(712)

146	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

	U.S. Managed Volatility Fund		Global Managed Volatility Fund		Tax-Managed Managed Volatility Fund		Real Estate Fund		Enhanced Income Fund
	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10
Class A:
Shares Issued	11,717	19,047	22,197	25,777	6,233	12,259	1,937	12,707	11,074	13,933
Shares Issued in Lieu of Cash Distributions	341	479	—	101	220	275	226	652	292	814
Shares Redeemed	(10,366)	(20,567)	(9,527)	(12,968)	(5,608)	(8,110)	(8,223)	(17,761)	(7,211)	(28,772)
Total Class A Transactions	1,692	(1,041)	12,670	12,910	845	4,424	(6,060)	(4,402)	4,155	(14,025)
Class I:
Shares Issued	2	3	2	13	—	—	28	17	—	2
Shares Issued in Lieu of Cash Distributions	—	—	—	—	—	—	1	1	—	—
Shares Redeemed	(1)	(2)	(1)	(7)	—	—	(15)	(6)	—	(6)
Total Class I Transactions	1	1	1	6	—	—	14	12	—	(4)
Increase (Decrease) in Share Transactions	1,693	(1,040)	12,671	12,916	845	4,424	(6,046)	(4,390)	4,155	(14,029)

	Core Fixed Income Fund		U.S. Fixed Income Fund		High Yield Bond Fund		Real Return Fund		Multi-Strategy Alternative Fund(2)
	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	10/01/09 to 09/30/10	10/01/10 to 03/31/11	03/31/10 to 09/30/10
Class A:
Shares Issued	30,102	71,455	24,337	62,360	71,100	142,465	13,078	19,945	8,972	20,817
Shares Issued in Lieu of Cash Distributions	3,216	9,212	3,751	2,912	7,336	14,881	427	246	312	—
Shares Redeemed	(48,804)	(112,569)	(31,301)	(49,991)	(61,340)	(148,528)	(5,845)	(5,476)	(3,223)	(1,578)
Total Class A Transactions	(15,486)	(31,902)	(3,213)	15,281	17,096	8,818	7,660	14,715	6,061	19,239
Class I:
Shares Issued	254	772	—	—	913	247	—	—	—	—
Shares Issued in Lieu of Cash Distributions	18	40	—	—	17	4	—	—	—	—
Shares Redeemed	(407)	(584)	—	—	(504)	(29)	—	—	—	—
Total Class I Transactions	(135)	228	—	—	426	222	—	—	—	—
Increase (Decrease) in Share Transactions	(15,621)	(31,674)	(3,213)	15,281	17,522	9,040	7,660	14,715	6,061	19,239
†	See Note 11 in Notes to Financial Statements.
(1)	Commenced operations on October 1, 2009.
(2)	Commenced operations on March 31, 2010.
Amounts designated as “—” are zero or have been rounded to zero.

7. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the six month period ended March 31, 2011, were as follows:

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Large Cap Fund
Purchases	$—	$780,650	$780,650
Sales	—	740,552	740,552
Large Cap Value Fund
Purchases	—	276,988	276,988
Sales	—	377,739	377,739
Large Cap Growth Fund
Purchases	—	797,783	797,783
Sales	—	896,627	896,627
Tax-Managed Large Cap Fund
Purchases	—	604,721	604,721
Sales	—	601,083	601,083
S&P 500 Index Fund
Purchases	—	723,973	723,973
Sales	—	853,535	853,535

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Small Cap Fund
Purchases	$—	$148,167	$148,167
Sales	—	152,414	152,414
Small Cap Value Fund
Purchases	—	206,167	206,167
Sales	—	260,372	260,372
Small Cap Growth Fund
Purchases	—	216,219	216,219
Sales	—	246,413	246,413
Tax-Managed Small Cap Fund
Purchases	—	136,814	136,814
Sales	—	155,066	155,066
Mid-Cap Fund
Purchases	—	57,747	57,747
Sales	—	55,627	55,627
U.S. Managed Volatility Fund
Purchases	—	229,358	229,358
Sales	—	214,960	214,960
Global Managed Volatility Fund
Purchases	—	195,951	195,951
Sales	—	119,714	119,714
Tax-Managed Managed Volatility
Purchases	—	132,166	132,166
Sales	—	125,776	125,776

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	147

Notes to Financial Statements (Unaudited) (Continued)

March 31, 2011

	U.S. Gov’t ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Real Estate Fund
Purchases	$—	$51,889	$51,889
Sales	—	123,417	123,417
Enhanced Income Fund
Purchases	27,881	19,927	47,808
Sales	19,004	14,149	33,153
Core Fixed Income Fund
Purchases	4,796,749	449,451	5,246,200
Sales	4,813,643	589,440	5,403,083
U.S Fixed Income Fund
Purchases	1,187,430	187,290	1,374,720
Sales	1,213,903	188,613	1,402,516
High Yield Bond Fund
Purchases	3,060	706,741	709,801
Sales	2,999	621,066	624,065
Real Return Fund
Purchases	172,487	—	172,487
Sales	87,380	—	87,380
Multi-Strategy Alternative Fund
Purchases	—	75,389	75,389
Sales	—	14,250	14,250

8. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, investments in swaps, investments in partnerships, municipal bonds, collateralized debt obligations, distribution reclassification, expiration of capital losses, REIT income reclassification, foreign currency transactions, accretion and amortization on defaulted bonds reclassification and net operating losses have been reclassified to/from the following accounts as of September 30, 2010:

	Paid-in-Capital ($ Thousands)	Undistributed Net Investment Income/(Loss) ($ Thousands)	Accumulated Realized Gain/(loss) ($ Thousands)
Large Cap Fund	$—	$214	$(214)
Large Cap Value Fund	—	435	(435)
Large Cap Growth Fund	(391,946)	181	391,765
Tax-Managed Large Cap Fund	(52,276)	280	51,996
S&P 500 Index Fund	—	238	(238)
Small Cap Fund	—	133	(133)
Small Cap Value Fund	—	1,309	(1,309)
Small Cap Growth Fund	(893)	930	(37)
Tax-Managed Small Cap Fund	—	120	(120)
Mid-Cap Fund	—	80	(80)
U.S. Managed Volatility Fund	—	118	(118)
Global Managed Volatility Fund	(10,124)	3,159	6,965
Tax-Managed Managed Volatility Fund	—	60	(60)
Real Estate Fund	(2,158)	3,642	(1,484)
Enhanced Income Fund	—	597	(597)
Core Fixed Income Fund	4	2,389	(2,393)
U.S. Fixed Income Fund	—	2,408	(2,408)
High Yield Bond Fund	(68,652)	(1,031)	69,683
Real Return Fund	—	49	(49)
Multi-Strategy Alternative Fund	(315)	315	—

The tax character of dividends and distributions paid during the fiscal years or periods ended September 30, 2010 and September 30, 2009 (unless otherwise indicated) was as follows:

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Large Cap Fund	2010	$12,021	$2,478	$—	$14,499
Large Cap Value Fund	2010	28,384	—	—	28,384
	2009	47,585	—	—	47,585
Large Cap Growth Fund	2010	11,957	—	—	11,957
	2009	13,318	—	—	13,318
Tax-Managed Large Cap Fund	2010	16,047	—	—	16,047
	2009	24,031	—	—	24,031
S&P 500 Index Fund	2010	25,920	—	—	25,920
	2009	25,778	10,295	—	36,073
Small Cap Fund	2010	553	14	—	567
Small Cap Value Fund	2010	4,161	—	—	4,161
	2009	7,732	3,167	—	10,899
Small Cap Growth Fund	2010	—	—	30	30
	2009	98	—	—	98
Tax-Managed Small Cap Fund	2010	727	—	—	727
	2009	1,496	—	—	1,496
Mid-Cap Fund	2010	729	—	—	729
	2009	1,064	—	—	1,064

148	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

		Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
U.S. Managed Volatility Fund	2010	$5,225	$—	$—	$5,225
	2009	5,650	—	—	5,650
Global Managed Volatility Fund	2010	792	—	72	864
	2009	—	—	—	—
Tax-Managed Managed Volatility Fund	2010	2,727	—	—	2,727
	2009	2,063	—	—	2,063
Real Estate Fund	2010	5,233	—	2,158	7,391
	2009	6,053	—	37	6,090
Enhanced Income Fund	2010	6,384	—	—	6,384
	2009	7,069	—	—	7,069
Core Fixed Income Fund	2010	104,187	—	—	104,187
	2009	153,774	—	—	153,774
U.S. Fixed Income Fund	2010	31,840	—	—	31,840
	2009	4,508	—	—	4,508
High Yield Bond Fund	2010	123,263	—	—	123,263
	2009	111,099	—	—	111,099
Real Return Fund	2010	2,708	18	—	2,726
	2009	—	—	—	—
Multi-Strategy Alternative Fund	2010	—	—	—	—

As of fiscal year ended September 30, 2010, the components of Distributable Earnings/(Accumulated Losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Post October Currency Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Large Cap Fund	$38,193	$3,149	$—	$—	$—	$69,723	$4	$111,069
Large Cap Value Fund	5,204	—	(467,196)	—	—	27,152	42	(434,798)
Large Cap Growth Fund	2,327	—	(945,954)	—	—	245,421	18	(698,188)
Tax-Managed Large Cap Fund	3,421	—	(536,739)	—	—	173,866	127	(359,325)
S&P 500 Index Fund	6,451	—	(36,908)	—	—	556,171	61	525,775
Small Cap Fund	16,585	2,064	—	—	(7)	20,429	(56)	39,015
Small Cap Value Fund	1,690	—	(170,341)	—	(4)	38,358	23	(130,274)
Small Cap Growth Fund	—	—	(302,411)	—	—	47,634	(26)	(254,803)
Tax-Managed Small Cap Fund	357	—	(75,231)	—	(41)	41,201	37	(33,677)
Mid-Cap Fund	225	—	(36,468)	—	—	3,639	7	(32,597)
U.S. Managed Volatility Fund	1,165	—	(97,947)	—	—	52,940	—	(43,842)
Global Managed Volatility Fund	—	—	(59,056)	—	(7,444)	26,915	1,469	(38,116)
Tax-Managed Managed Volatility Fund	656	—	(13,382)	—	—	32,893	—	20,167
Real Estate Fund	501	—	(81,452)	—	(2)	35,763	771	(44,419)
Enhanced Income Fund	793	—	(97,442)	(27,703)	—	(4,040)	—	(128,392)
Core Fixed Income Fund	6,212	—	(39,694)	—	(153)	(42,536)	(7,037)	(83,208)
U.S. Fixed Income Fund	23,559	3,018	—	—	—	35,456	(2,189)	59,844
High Yield Bond Fund	17,463	—	(215,140)	(43,513)	—	33,463	(9,321)	(217,048)
Real Return Fund	1,945	—	—	(20)	—	4,296	7	6,228
Multi-Strategy Alternative Fund	—	—	—	(1,941)	—	1,408	—	(533)

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	149

Notes to Financial Statements (Unaudited) (Concluded)

March 31, 2011

Post October losses represent losses realized on investment transactions from November 1, 2009 through September 30, 2010 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

	Expires 2018 ($ Thousands)	Expires 2017 ($ Thousands)	Expires 2016 ($ Thousands)	Expires 2015 ($ Thousands)	Expires 2014 ($ Thousands)	Expires 2013 ($ Thousands)	Expires 2012 ($ Thousands)	Expires 2011 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands)
Large Cap Value Fund	$405,498	$61,698	$—	$—	$—	$—	$—	$—	$467,196
Large Cap Growth Fund	248,707	64,163	—	—	—	—	7,113	625,971	945,954
Tax-Managed Large Cap Fund	264,576	52,636	—	—	—	—	16,066	203,461	536,739
S&P 500 Index Fund	31,068	5,840	—	—	—	—	—	—	36,908
Small Cap Value Fund	110,451	59,890	—	—	—	—	—	—	170,341
Small Cap Growth Fund	182,805	119,606	—	—	—	—	—	—	302,411
Tax-Managed Small Cap Fund	51,034	24,197	—	—	—	—	—	—	75,231
Mid-Cap Fund	14,526	21,639	303	—	—	—	—	—	36,468
U.S. Managed Volatility Fund	77,428	20,519	—	—	—	—	—	—	97,947
Global Managed Volatility Fund	31,064	27,992	—	—	—	—	—	—	59,056
Tax-Managed Managed Volatility Fund	8,357	5,025	—	—	—	—	—	—	13,382
Real Estate Fund	—	79,002	2,450	—	—	—	—	—	81,452
Enhanced Income Fund	61,655	31,834	3,427	526	—	—	—	—	97,442
Core Fixed Income Fund	—	2,581	—	37,113	—	—	—	—	39,694
High Yield Bond Fund	61,490	63,877	3,037	21,474	8,149	—	—	57,113	215,140

During the fiscal year ended September 30, 2010, the Core Fixed Income Fund utilized $13,229 ($ Thousands) of capital loss carryforward to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For Federal income tax purposes, the cost of securities owned at March 31, 2011, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to straddles and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at March 31, 2011, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Large Cap Fund	$1,522,777	$262,562	$(29,061)	$233,501
Large Cap Value Fund	1,468,560	376,291	(98,709)	277,582
Large Cap Growth Fund	1,504,631	425,377	(17,870)	407,507
Tax-Managed Large Cap Fund	1,515,796	460,653	(71,579)	389,074
S&P 500 Index Fund	818,191	814,228	(14,588)	799,640
Small Cap Fund	279,715	58,140	(5,797)	52,343
Small Cap Value Fund	619,813	138,048	(28,601)	109,447
Small Cap Growth Fund	475,100	127,877	(16,741)	111,136
Tax-Managed Small Cap Fund	370,246	96,559	(10,086)	86,473
Mid-Cap Fund	149,747	27,123	(3,672)	23,451

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. Managed Volatility Fund	$413,416	$85,099	$(4,607)	$80,492
Global Managed Volatility Fund	392,473	50,842	(3,892)	46,950
Tax-Managed Managed Volatility Fund	230,908	45,722	(2,200)	43,522
Real Estate	168,250	61,429	(2,019)	59,410
Enhanced Income Fund	177,678	2,229	(4,916)	(2,687)
Core Fixed Income Fund	2,448,774	98,766	(86,155)	12,611
U.S. Fixed Income Fund	850,068	24,915	(3,683)	21,232
High Yield Bond Fund	1,610,006	112,295	(26,152)	86,143
Real Return Fund	314,949	9,290	(39)	9,251
Multi-Strategy Alternative	251,981	3,911	(1,680)	2,231

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2011, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

150	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

9. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., and the Fund bears all of the gains and losses on such investment. There is no guarantee that these investments will not lose value.

10. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no disclosures and/or adjustments were required to the Financial Statements.

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	151

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expense Paid During Period*
Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,161.70	0.89%	$4.80
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.49	0.89%	$4.48
Large Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,177.70	0.89%	$4.83
Class I Shares	1,000.00	1,176.10	1.11	6.02
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Large Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,170.10	0.89%	$4.82
Class I Shares	1,000.00	1,168.70	1.11	6.00
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expense Paid During Period*
Tax-Managed Large Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,169.40	0.89%	$4.81
Class Y Shares	1,000.00	1,172.80	0.56	3.03
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class Y Shares	1,000.00	1,022.14	0.56	2.82
S&P 500 Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,171.10	0.43%	$2.33
Class E Shares	1,000.00	1,172.70	0.25	1.35
Class I Shares	1,000.00	1,170.30	0.65	3.52
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.79	0.43%	$2.17
Class E Shares	1,000.00	1,023.68	0.25	1.26
Class I Shares	1,000.00	1,021.69	0.65	3.28
Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,240.30	1.14%	$6.37
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.25	1.14%	$5.74

152	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expense Paid During Period*
Small Cap Value Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,204.10	1.14%	$6.26
Class I Shares	1,000.00	1,202.80	1.36	7.47
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class I Shares	1,000.00	1,018.15	1.36	6.84
Small Cap Growth Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,270.90	1.11%	$6.28
Class I Shares	1,000.00	1,269.90	1.36	7.70
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.15	1.36	6.84
Tax-Managed Small Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,227.40	1.11%	$6.16
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.40	1.11%	$5.59
Mid-Cap Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,216.20	1.02%	$5.64
Class I Shares	1,000.00	1,214.10	1.26	6.96
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.85	1.02%	$5.14
Class I Shares	1,000.00	1,018.65	1.26	6.34
U.S. Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,148.70	1.00%	$5.36
Class I Shares	1,000.00	1,147.80	1.25	6.69
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.95	1.00%	$5.04
Class I Shares	1,000.00	1,018.70	1.25	6.29
Global Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,062.10	1.11%	$5.71
Class I Shares	1,000.00	1,060.10	1.36	6.99
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.40	1.11%	$5.59
Class I Shares	1,000.00	1,018.15	1.36	6.84
Tax-Managed Managed Volatility Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,136.90	1.00%	$5.33
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.95	1.00%	$5.04

	Beginning Account Value 10/1/10	Ending Account Value 3/31/11	Annualized Expense Ratios	Expense Paid During Period*
Real Estate Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,162.80	1.14%	$6.15
Class I Shares	1,000.00	1,161.50	1.37	7.38
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,019.25	1.14%	$5.74
Class I Shares	1,000.00	1,018.10	1.37	6.89
Enhanced Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,026.70	0.60%	$3.03
Class I Shares	1,000.00	1,026.30	0.85	4.29
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.94	0.60%	$3.02
Class I Shares	1,000.00	1,020.69	0.85	4.28
Core Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,009.00	0.74%	$3.71
Class I Shares	1,000.00	1,007.90	0.97	4.86
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.24	0.74%	$3.73
Class I Shares	1,000.00	1,020.09	0.97	4.89
U.S. Fixed Income Fund
Actual Fund Return
Class A Shares	$1,000.00	$998.40	0.66%	$3.29
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,021.64	0.66%	$3.33
High Yield Bond Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,085.40	0.89%	$4.63
Class I Shares	1,000.00	1,081.50	1.11	5.76
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,020.49	0.89%	$4.48
Class I Shares	1,000.00	1,019.40	1.11	5.59
Real Return Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,029.90	0.45%	$2.28
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.69	0.45%	$2.27
Multi-Strategy Alternative Fund
Actual Fund Return
Class A Shares	$1,000.00	$1,023.40	0.50%	$2.52
Hypothetical 5% Return
Class A Shares	$1,000.00	$1,022.44	0.50%	$2.52

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period shown).

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	153

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited)

SEI Institutional Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the series of the Trust (the “Funds”), provides direct investment management for the Multi-Strategy Alternative Fund and may manage the cash portion of the Funds’ assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of certain Funds, except for the Multi-Strategy Alternative Fund, which is directly managed by SIMC. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the initial approval of, as well as the continuation of, the Funds’ Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission (“SEC”) takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust’s Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (a) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (b) SIMC’s and the Sub-Advisers’ investment management personnel; (c) SIMC’s and the Sub-Advisers’ operations and financial condition; (d) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Advisers charge the Funds compared with the fees each charge to comparable mutual funds; (f) the Funds’ overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (h) SIMC’s and the Sub-Advisers’ compliance systems; (i) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (j) SIMC’s and the Sub-Advisers’ reputation, expertise and resources in domestic and/or international financial markets; and (k) the Funds’ performance compared with similar mutual funds.

At the December 7-8, 2010 and March 22-23, 2011 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers

154	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

to act in their respective capacities for the Funds. The Board’s approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

•

the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

•	the Funds’ investment performance and how it compared to that of other comparable mutual funds;

•	the Funds’ expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

•

the profitability of SIMC and the Sub-Advisers and their affiliates with respect to the Funds, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

•

the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

Nature, Extent and Quality of Services. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Advisers’ personnel, experience, track record and compliance program. The Trustees found the level of SIMC’s professional staff and culture of compliance satisfactory. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

Fund Performance. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Funds. The Trustees found Fund performance satisfactory, and where performance was below the benchmark, the Trustees were satisfied that appropriate steps were being taken. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

Fund Expenses. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Funds’ respective peer groups. The Trustees further considered the fact that the comparative fee analysis either showed that the various fees were below average or that there was a reasonable basis for the fee level. Finally, the Trustees considered the effects of SIMC’s voluntary waiver of management and other fees and the Sub-Advisers’ fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds’ net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

Profitability. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. The Trustees found that profitability was reasonable and that the margin was not increasing despite growth in assets. When considering the profitability of the Sub-Advisers, the Board

SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011	155

Board of Trustee Considerations in Approving the Advisory and Sub-Advisory Agreements (Unaudited) (Continued)

took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

156	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

SEI INSTITUTIONAL MANAGED TRUST SEMI-ANNUAL REPORT MARCH 31, 2011

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Peter A. Rodriguez

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Keri E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456    1.800.DIAL.SEI (1.800.342.5734)

SEI-F-092 (3/11)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Large Cap Fund, Large Cap Value Fund, Large Cap Growth Fund, Tax-Managed Large Cap Fund, S&P 500 Index Fund, Small Cap Fund, Small Cap Value Fund, Small Cap Growth Fund, Tax-Managed Small Cap Fund, Mid-Cap Fund, U.S. Managed Volatility Fund, Global Managed Volatility Fund and Tax-Managed Managed Volatility Fund are listed below. The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Real Estate Fund, Enhanced Income Fund, Core Fixed Income Fund, U.S. Fixed Income Fund, High Yield Bond Fund , Real Return Fund and Multi-Strategy Alternative Fund is included as part of the report to shareholders filed under Item 1 of this form.

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.8%

Consumer Discretionary — 11.5%
Amazon.com *	67,684	$12,192
American Axle & Manufacturing Holdings * (A)	52,600	662
Apollo Group, Cl A *	100,000	4,171
Autoliv (A)	17,900	1,329
Autozone *	3,600	985
Bed Bath & Beyond *	117,046	5,650
Best Buy	276,821	7,950
Big Lots *	19,300	838
Biglari Holdings *	200	85
BorgWarner *	32,861	2,619
Carnival	32,100	1,231
CBS, Cl B	48,300	1,209
Coach	284,437	14,802
Comcast, Cl A	283,900	7,018
Ctrip.com International ADR * (A)	74,600	3,095
Darden Restaurants	13,000	639
DeVry	15,400	848
DIRECTV, Cl A *	33,700	1,577
Dollar Tree *	14,150	786
Ford Motor * (A)	244,500	3,645
GameStop, Cl A * (A)	45,800	1,032
Gannett (A)	59,800	911
Gap	77,800	1,763
Garmin (A)	25,700	870
General Motors * (A)	51,400	1,595
Genuine Parts	1,100	59
Global Sources *	8,600	100
Harman International Industries	11,400	534
iRobot *	4,300	141
Johnson Controls	134,683	5,599
Kohl’s	1,300	69
Liberty Global, Cl A * (A)	18,800	779
Liberty Media- Interactive, Cl A *	10,600	170
Limited Brands	30,900	1,016
Lowe’s	602,822	15,933
Macy’s	130,800	3,173
Mattel	11,600	289
McDonald’s	28,227	2,148
McGraw-Hill	44,400	1,749
NetFlix * (A)	16,592	3,938
News, Cl A	250,700	4,402
Nike, Cl B	147,462	11,163
Nordstrom	40,507	1,818
PEP Boys-Manny Moe & Jack	1,500	19
priceline.com *	11,500	5,824
RadioShack	39,200	588
Ross Stores (A)	8,700	619
Sauer-Danfoss *	1,600	82
Staples	185,600	3,604
Starbucks	86,221	3,186
Starwood Hotels & Resorts Worldwide	42,117	2,448

Description	Shares	Market Value ($ Thousands)

Superior Industries International	3,800	$97
Target	170,536	8,528
Timberland, Cl A *	3,300	136
Time Warner	226,000	8,068
Time Warner Cable, Cl A	34,700	2,476
TJX	80,900	4,023
TRW Automotive Holdings *	40,000	2,203
Urban Outfitters *	152,326	4,544
VF (A)	31,125	3,067
Viacom, Cl B	32,400	1,507
WABCO Holdings *	1,800	111
Walt Disney	89,800	3,870
Whirlpool (A)	20,500	1,750
Wolverine World Wide	1,900	70
Yum! Brands	56,900	2,923
		190,325

Consumer Staples — 6.4%
Altria Group	92,900	2,418
Archer-Daniels-Midland	71,300	2,568
Bunge (A)	26,200	1,895
Casey’s General Stores	17,700	690
Coca-Cola	128,609	8,533
Coca-Cola Enterprises	39,000	1,065
Colgate-Palmolive	11,100	896
ConAgra Foods	74,600	1,772
Constellation Brands, Cl A *	57,600	1,168
Corn Products International	8,100	420
Costco Wholesale	143,566	10,526
CVS Caremark	127,200	4,366
Diageo ADR	56,750	4,325
Dr Pepper Snapple Group	29,000	1,078
Herbalife	18,800	1,529
HJ Heinz	3,300	161
Kimberly-Clark	2,000	131
Kraft Foods, Cl A	22,900	718
Kroger	73,000	1,750
Lorillard	17,300	1,644
Mead Johnson Nutrition, Cl A	110,048	6,375
Molson Coors Brewing, Cl B (A)	11,400	535
Pantry *	3,000	45
PepsiCo	139,140	8,962
Philip Morris International	29,945	1,965
Procter & Gamble	383,631	23,632
Safeway	91,900	2,163
Smart Balance *	6,500	30
Smithfield Foods *	97,400	2,343
Susser Holdings *	2,900	38
SYSCO (A)	29,500	817
Tyson Foods, Cl A	64,900	1,245
Walgreen	142,800	5,732
Wal-Mart Stores	84,672	4,407
		105,942

Energy — 10.4%
Anadarko Petroleum	13,300	1,090
Apache	51,300	6,716
Atwood Oceanics * (A)	18,400	854
Baker Hughes	25,600	1,880
BP ADR (A)	81,400	3,593

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Cameron International *	64,619	$3,690
Canadian Natural Resources	204,867	10,127
Chesapeake Energy	50,600	1,696
Chevron	227,428	24,433
ConocoPhillips	211,809	16,915
Consol Energy	105,400	5,653
CVR Energy *	13,100	303
Denbury Resources * (A)	46,605	1,137
Devon Energy	50,357	4,621
EOG Resources	84,212	9,980
Exxon Mobil	133,424	11,225
FMC Technologies * (A)	61,648	5,825
Halliburton	61,500	3,065
Helmerich & Payne	5,400	371
Hess	80,500	6,859
Marathon Oil	104,000	5,544
McDermott International *	34,700	881
Murphy Oil	53,300	3,913
Nabors Industries *	198,600	6,033
National Oilwell Varco	43,219	3,426
Noble	16,100	735
Occidental Petroleum	50,800	5,308
Oil States International *	13,500	1,028
Patterson-UTI Energy	47,300	1,390
Range Resources	31,641	1,850
Schlumberger	113,767	10,610
Sunoco	16,700	761
Transocean * (A)	29,200	2,276
Unit *	17,600	1,090
Valero Energy	172,800	5,153
Western Refining * (A)	16,400	278
Williams	48,800	1,522
		171,831

Financials — 14.7%
ACE	20,700	1,339
Aflac	66,000	3,484
Allstate	40,800	1,297
American Express	191,225	8,643
American Financial Group	22,600	791
American National Insurance	800	63
Ameriprise Financial	52,800	3,225
Annaly Capital Management †	38,300	668
Apartment Investment & Management, Cl A †	49,500	1,261
Assurant	64,900	2,499
Axis Capital Holdings	39,500	1,379
Banco Latinoamericano de Exportaciones, Cl E	7,200	126
Bancorp Rhode Island	700	22
Bank of America	1,179,412	15,722
Bank of Hawaii (A)	18,100	865
Bank of New York Mellon	246,427	7,361
Berkshire Hathaway, Cl B *	118,700	9,927
BlackRock	41,025	8,246
Brandywine Realty Trust †	67,500	819
Brookfield Asset Management, Cl A	25,100	815
Capital One Financial	131,100	6,812
Capstead Mortgage †	41,200	527
CBL & Associates Properties † (A)	41,500	723

Description	Shares	Market Value ($ Thousands)

Cedar Shopping Centers †	22,100	$133
Charles Schwab (A)	424,678	7,657
Chatham Lodging Trust †	3,200	52
Chimera Investment † (A)	193,400	766
Chubb	69,000	4,230
Citigroup *	2,901,000	12,822
Citizens & Northern	2,600	44
CME Group	19,850	5,986
CNA Financial	35,000	1,034
Comerica (A)	17,200	632
CommonWealth REIT †	36,150	939
Community Trust Bancorp	1,000	28
Endurance Specialty Holdings	33,500	1,636
Everest Re Group	18,600	1,640
Excel Trust †	1,900	22
Fifth Third Bancorp	187,600	2,604
Financial Institutions	1,500	26
First Citizens BancShares, Cl A	700	140
First Interstate Bancsystem, Cl A	1,500	20
Franklin Resources	17,700	2,214
Global Indemnity, Cl A *	4,700	103
Goldman Sachs Group	73,550	11,655
Hartford Financial Services Group	55,200	1,487
Hospitality Properties Trust †	61,200	1,417
Host Hotels & Resorts †	55,500	977
Hudson City Bancorp	92,000	890
Huntington Bancshares	269,900	1,792
Inland Real Estate †	14,600	139
IntercontinentalExchange *	32,600	4,027
Invesco Mortgage Capital †	6,600	144
Jones Lang LaSalle	19,300	1,925
JPMorgan Chase	553,381	25,511
Keycorp	264,500	2,349
Liberty Property Trust †	6,100	201
Lincoln National	35,000	1,051
Mack-Cali Realty †	15,400	522
Maiden Holdings	12,200	91
MetLife	113,900	5,095
MFA Financial †	165,900	1,360
Moody’s (A)	31,600	1,072
Morgan Stanley	144,200	3,940
NBT Bancorp	5,400	123
Nelnet, Cl A	17,700	387
Newcastle Investment * †	6,400	39
NYSE Euronext	102,200	3,594
PNC Financial Services Group	61,900	3,899
Presidential Life	4,900	47
Prudential Financial	64,600	3,978
Public Storage † (A)	13,800	1,531
Reinsurance Group of America, Cl A	14,500	910
Resource Capital † (A)	36,900	243
Senior Housing Properties Trust †	51,800	1,194
SLM *	13,000	199
State Street	40,500	1,820
Sunstone Hotel Investors * †	48,600	495

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Symetra Financial	28,700	$390
T. Rowe Price Group	16,300	1,083
Taubman Centers †	18,900	1,013
Torchmark	15,400	1,024
Travelers	80,360	4,780
Unum Group	64,100	1,683
US Bancorp	123,500	3,264
Validus Holdings	23,900	797
Vornado Realty Trust †	13,600	1,190
Wells Fargo	709,800	22,501
WesBanco	7,500	155
Winthrop Realty Trust †	25,900	317
XL Group, Cl A	38,900	957

		242,600

Health Care — 12.7%
Abbott Laboratories	152,306	7,471
Aetna	232,500	8,702
Agilent Technologies *	12,800	573
Allergan	113,910	8,090
AmerisourceBergen	33,900	1,341
Amgen *	220,040	11,761
Baxter International	27,600	1,484
Becton Dickinson	13,700	1,091
Biogen Idec *	51,500	3,780
Bristol-Myers Squibb	101,700	2,688
Cardinal Health	50,900	2,094
Celgene *	206,000	11,851
Covance * (A)	108,495	5,937
Covidien	80,794	4,196
Cyberonics *	2,600	83
DaVita *	57,833	4,945
Eli Lilly	78,600	2,764
Endo Pharmaceuticals Holdings *	31,100	1,187
Express Scripts *	126,135	7,014
Forest Laboratories *	60,600	1,957
Gilead Sciences *	114,400	4,855
Health Net *	26,700	873
Hill-Rom Holdings	9,100	345
Humana *	23,700	1,658
Idexx Laboratories * (A)	58,102	4,487
Illumina * (A)	37,545	2,631
Immucor *	10,800	214
Intuitive Surgical *	21,976	7,328
Invacare (A)	6,100	190
Johnson & Johnson	280,763	16,635
Life Technologies *	21,300	1,117
McKesson	15,200	1,202
Medco Health Solutions *	117,600	6,604
Medtronic	204,550	8,049
Merck	382,982	12,642
Mylan Laboratories *	39,000	884
Myriad Genetics *	45,600	919
Novo Nordisk ADR	33,600	4,208
Par Pharmaceutical *	2,300	72
PerkinElmer	19,200	504
Perrigo (A)	34,500	2,743
Pfizer	853,368	17,332
Sirona Dental Systems *	11,200	562
SXC Health Solutions *	6,000	329
Thermo Fisher Scientific *	38,100	2,116

Description	Shares	Market Value ($ Thousands)

UnitedHealth Group	331,628	$14,990
Waters *	22,500	1,955
WellPoint	68,100	4,753
Zimmer Holdings *	13,600	823

		210,029

Industrials — 9.3%
3M	82,156	7,681
ABB ADR (A)	236,629	5,724
Alaska Air Group *	12,800	812
Ametek	4,450	195
Applied Industrial Technologies	7,400	246
Armstrong World Industries	4,300	199
Avery Dennison	5,000	210
Beacon Roofing Supply *	3,300	68
Boeing	48,050	3,552
Caterpillar	36,807	4,098
Chicago Bridge & Iron	11,200	455
Cooper Industries, Cl A	10,700	695
CSX	13,600	1,069
Cubic	1,500	86
Cummins	37,075	4,064
Danaher	107,661	5,588
Deere	10,700	1,037
Dover	25,700	1,690
Dun & Bradstreet (A)	14,400	1,156
Eaton	29,200	1,619
EMCOR Group *	23,800	737
Emerson Electric	63,310	3,699
Expeditors International of Washington	67,700	3,395
FedEx	23,800	2,227
Flowserve	21,403	2,757
Fluor	89,192	6,570
Franklin Electric	2,900	134
Gardner Denver	22,400	1,748
General Dynamics	43,000	3,292
General Electric	986,734	19,784
Goodrich	33,400	2,857
Honeywell International	8,400	502
Huntington Ingalls Industries *	9,917	412
Illinois Tool Works	4,600	247
ITT	39,400	2,366
KBR	67,900	2,565
Kennametal	6,600	257
L-3 Communications Holdings	24,600	1,926
Lincoln Electric Holdings	300	23
Lockheed Martin	31,500	2,533
NACCO Industries, Cl A	1,400	155
Norfolk Southern	51,200	3,547
Northrop Grumman	59,500	3,731
Parker Hannifin	48,500	4,592
Precision Castparts	22,878	3,367
Quanta Services * (A)	180,200	4,042
Raytheon	51,500	2,620
Rockwell Automation (A)	23,131	2,189
Rockwell Collins	27,417	1,777
Roper Industries	64,173	5,548
RR Donnelley & Sons	57,000	1,078
Stericycle * (A)	55,649	4,934
Thomas & Betts *	4,700	280

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Timken	22,300	$1,166
Toro	1,500	99
TrueBlue *	3,400	57
Tyco International	29,100	1,303
Union Pacific	38,600	3,795
United Continental Holdings * (A)	135,800	3,122
United Parcel Service, Cl B	6,559	487
United Technologies	84,573	7,159
US Airways Group * (A)	63,900	556
WW Grainger (A)	1,400	193

		154,072

Information Technology — 23.1%
Accenture, Cl A	101,202	5,563
Activision Blizzard	53,200	584
Adobe Systems *	397,331	13,176
Akamai Technologies *	22,000	836
Amdocs *	23,500	678
Amphenol, Cl A	87,222	4,744
Ansys *	76,439	4,142
Apple *	117,607	40,980
Applied Materials	127,200	1,987
Atmel *	46,800	638
Autodesk *	213,068	9,398
Avnet *	17,500	596
AVX	8,300	124
Black Box	1,700	60
CA	46,400	1,122
Check Point Software Technologies * (A)	60,464	3,087
Cisco Systems	607,793	10,424
Citrix Systems *	140,273	10,304
Cognizant Technology Solutions, Cl A *	85,329	6,946
Computer Sciences	13,500	658
Corning	220,663	4,552
DST Systems	22,100	1,167
eBay *	317,000	9,840
EchoStar, Cl A *	11,200	424
Electronics for Imaging *	6,900	102
EMC * (A)	427,517	11,351
Fidelity National Information Services	33,000	1,079
First Solar * (A)	10,705	1,722
Fiserv *	5,500	345
Flextronics International *	94,200	704
Genpact *	217,030	3,142
Google, Cl A *	28,164	16,510
Harris	29,100	1,443
Hewlett-Packard	221,776	9,086
IAC * (A)	39,900	1,232
Ingram Micro, Cl A *	72,500	1,525
Intel	657,796	13,268
International Business Machines	78,330	12,773
Intuit *	121,100	6,430
Juniper Networks *	63,568	2,675
Kla-Tencor	22,000	1,042
Lam Research *	20,300	1,150
Liquidity Services *	1,500	27

Description	Shares	Market Value ($ Thousands)

Loral Space & Communications *	3,900	$302
LSI Logic *	187,600	1,276
Marvell Technology Group *	68,300	1,062
Mastercard, Cl A	55,134	13,878
Micron Technology * (A)	90,800	1,040
Microsoft	847,424	21,491
MKS Instruments	1,400	47
NetApp *	132,434	6,381
Novellus Systems *	5,800	215
Nuance Communications * (A)	211,800	4,143
Nvidia *	301,294	5,562
Oracle	413,763	13,807
Plantronics	14,200	520
Polycom *	70,900	3,676
Qualcomm	500,887	27,464
Rackspace Hosting * (A)	47,700	2,044
Red Hat *	46,100	2,092
Research In Motion *	169,626	9,596
SAIC * (A)	52,700	892
Salesforce.com *	45,071	6,021
SanDisk *	60,934	2,808
Seagate Technology *	34,100	491
Sina * (A)	31,645	3,387
Solera Holdings	6,600	337
SS&C Technologies Holdings *	1,400	29
Symantec *	35,000	649
Synopsys *	18,800	520
TE Connectivity	33,800	1,177
Tech Data *	13,900	707
Teradata *	59,600	3,022
Texas Instruments	361,500	12,493
Trimble Navigation *	55,649	2,812
VeriSign (A)	79,900	2,893
Visa, Cl A	104,100	7,664
Western Digital *	16,600	619
Xerox	199,800	2,128

		380,881

Materials — 3.1%
Air Products & Chemicals	4,900	442
Allegheny Technologies (A)	73,530	4,979
Ashland	11,100	641
Ball	18,000	645
Cabot	22,400	1,037
Century Aluminum *	19,300	361
CF Industries Holdings	8,600	1,176
Dow Chemical	132,200	4,990
E.I. Du Pont de Nemours	28,900	1,589
Eastman Chemical	13,500	1,341
Freeport-McMoRan Copper & Gold, Cl B	179,472	9,970
Georgia Gulf *	7,400	274
H.B. Fuller	9,700	208
Innophos Holdings	2,400	111
International Paper	58,500	1,765
Lubrizol	16,800	2,250
Materion *	4,300	175
Monsanto	49,500	3,577
Mosaic	14,700	1,158
Nalco Holding	117,600	3,212

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Noranda Aluminum Holding *	5,900	$95
Nucor	10,600	488
Potash Corp of Saskatchewan	53,565	3,157
PPG Industries	12,500	1,190
Reliance Steel & Aluminum	10,900	630
Rock-Tenn, Cl A (A)	12,600	874
Schweitzer-Mauduit International	1,300	66
Steel Dynamics	55,200	1,036
Syngenta ADR (A)	59,300	3,864
TPC Group *	3,900	113
		51,414

Telecommunication Services — 3.2%
American Tower, Cl A *	152,075	7,881
AT&T	787,298	24,091
Crown Castle International *	133,000	5,659
NII Holdings *	16,300	679
Telephone & Data Systems	21,200	714
USA Mobility	5,700	83
Verizon Communications	362,403	13,967
		53,074

Utilities — 2.4%
AES *	412,600	5,364
Alliant Energy	12,600	490
Ameren	56,400	1,583
American Electric Power	112,600	3,957
American Water Works	21,000	589
Atmos Energy	21,600	737
Constellation Energy Group	20,100	625
Dominion Resources	24,200	1,082
DTE Energy	18,300	896
Duke Energy	11,800	214
Edison International	81,400	2,978
Energen	25,400	1,603
Entergy	59,400	3,992
Exelon (A)	79,600	3,283
FirstEnergy (A)	26,000	964
NextEra Energy	12,600	695
NRG Energy *	30,400	655
NV Energy	68,200	1,016
OGE Energy	20,600	1,041
PG&E	7,200	318
Portland General Electric	5,700	135
PPL	46,400	1,174
Public Service Enterprise Group	91,800	2,893
Sempra Energy	45,300	2,424
Xcel Energy	39,500	944
		39,652
Total Common Stock (Cost $1,366,320) ($ Thousands)		1,599,820

AFFILIATED PARTNERSHIP — 6.3%
SEI Liquidity Fund, L.P. 0.200% ** † (B)	103,800,405	103,800

Total Affiliated Partnership (Cost $103,800) ($ Thousands)		103,800

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.9%
SEI Daily Income Trust, Prime Obligation Fund Cl A, 0.080%** †	48,292,846	$48,293
Total Cash Equivalent (Cost $48,293) ($ Thousands)		48,293

U.S. TREASURY OBLIGATIONS (C) — 0.3%
U.S. Treasury Bills
0.174%, 06/30/11	3,563	3,562
0.150%, 06/16/11	803	803
Total U.S. Treasury Obligations (Cost $4,364) ($ Thousands)		4,365
Total Investments — 106.3% (Cost $1,522,777) ($ Thousands)		$1,756,278

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Fund

March 31, 2011

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
S&P 500 Index EMINI	544	Jun-2011	$728
S&P Mid 400 Index
E-MINI	47	Jun-2011	160

			$888

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,652,272 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $100,902 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2011 was $103,800 ($Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,599,820	$—	$—	$1,599,820
Affiliated Partnership	—	103,800	—	103,800
Cash Equivalent	48,293	—	—	48,293
U.S. Treasury Obligations	—	4,365	—	4,365

Total Investments in Securities	$1,648,113	$108,165	$—	$1,756,278

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$888	$—	$—	$888

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Consumer Discretionary — 8.4%
Abercrombie & Fitch, Cl A	2,200	$129
American Eagle Outfitters	119,900	1,905
Autoliv (A)	53,100	3,942
Autonation * (A)	18,500	654
Autozone *	9,000	2,462
Best Buy	29,200	839
BorgWarner * (A)	4,400	351
Brinker International (A)	87,200	2,206
Cablevision Systems, Cl A	25,300	876
Carnival	1,100	42
CBS, Cl B	109,400	2,739
Coach	46,500	2,420
Comcast, Cl A	780,700	18,969
Darden Restaurants	36,300	1,783
DIRECTV, Cl A *	76,400	3,576
Discovery Communications, Cl A * (A)	2,200	88
DISH Network, Cl A *	19,200	468
DR Horton	8,500	99
Expedia	30,000	680
Foot Locker	55,400	1,092
Ford Motor *	143,500	2,140
Fortune Brands	3,800	235
GameStop, Cl A * (A)	25,100	565
Gannett (A)	108,900	1,659
Gap	265,600	6,019
Garmin (A)	1,000	34
Genuine Parts	9,100	488
Hyatt Hotels, Cl A *	20,000	861
International Game Technology	108,800	1,766
J.C. Penney	4,600	165
Johnson Controls	7,600	316
Kohl’s	34,100	1,809
Lamar Advertising, Cl A *	3,300	122
Lennar, Cl A	4,400	80
Liberty Global, Cl A * (A)	63,100	2,613
Liberty Media - Capital, Ser A *	23,500	1,731
Liberty Media - Interactive, Cl A *	36,400	584
Liberty Media - Starz, Ser A *	17,100	1,327
Macy’s	177,600	4,308
Madison Square Garden, Cl A *	2,850	77
Mattel	75,900	1,892
McGraw-Hill	57,700	2,273
MGM Mirage * (A)	9,300	122
Newell Rubbermaid	243,400	4,656
News, Cl A	344,900	6,056
Omnicom Group	7,200	353
Penn National Gaming *	12,400	460
Phillips-Van Heusen	29,570	1,923
RadioShack (A)	71,700	1,076
Service International (A)	6,000	66
Signet Jewelers *	17,400	801
Snap-On	1,800	108
Stanley Black & Decker	840	64
Thomson Reuters (A)	38,300	1,503
Time Warner	211,333	7,545
Time Warner Cable, Cl A (A)	99,124	7,071
TJX	98,100	4,879

Description	Shares	Market Value ($ Thousands)

TRW Automotive Holdings *	6,400	$352
VF (A)	200	20
Viacom, Cl B	194,000	9,025
Virgin Media (A)	44,600	1,239
Walt Disney	265,200	11,427
Whirlpool (A)	44,100	3,765

		138,895

Consumer Staples — 9.1%
Alberto-Culver	2,200	82
Altria Group	285,400	7,429
Archer-Daniels-Midland	165,600	5,963
BJ’s Wholesale Club *	4,000	195
Brown-Forman, Cl B	11,200	765
Bunge	9,300	673
Campbell Soup (A)	14,100	467
Clorox	1,100	77
Coca-Cola	74,400	4,937
Coca-Cola Enterprises	118,600	3,238
ConAgra Foods	51,100	1,214
Constellation Brands, Cl A *	7,800	158
Corn Products International	69,000	3,576
CVS Caremark	356,500	12,235
Dr Pepper Snapple Group	119,000	4,422
Energizer Holdings *	51,200	3,643
Flowers Foods (A)	3,000	82
General Mills	73,300	2,679
Herbalife	29,300	2,384
Hershey	27,100	1,473
HJ Heinz	8,900	434
Hormel Foods	48,500	1,350
JM Smucker	2,700	193
Kimberly-Clark	1,900	124
Kraft Foods, Cl A	163,059	5,114
Kroger	225,800	5,412
McCormick	11,800	564
Mead Johnson Nutrition, Cl A	31,300	1,813
Molson Coors Brewing, Cl B (A)	61,000	2,860
PepsiCo	119,700	7,710
Philip Morris International	65,800	4,318
Procter & Gamble	521,800	32,143
Ralcorp Holdings *	39,600	2,710
Reynolds American	29,800	1,059
Safeway	215,100	5,064
Sara Lee	63,000	1,113
Smithfield Foods * (A)	88,200	2,122
SUPERVALU (A)	111,437	995
Tyson Foods, Cl A	67,700	1,299
Walgreen	107,400	4,311
Wal-Mart Stores	295,500	15,381

		151,781

Energy — 13.4%
Anadarko Petroleum	50,300	4,121
Apache	95,333	12,481
Arch Coal (A)	10,900	393
Atwood Oceanics *	4,000	186
Baker Hughes	19,379	1,423
Cameron International *	1,400	80
Chesapeake Energy	3,000	101
Chevron	550,500	59,140
ConocoPhillips	370,986	29,627
Denbury Resources *	26,000	634

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Devon Energy	100,800	$9,250
Dresser-Rand Group * (A)	2,300	123
El Paso	60,900	1,096
Exterran Holdings * (A)	10,300	245
Exxon Mobil	184,094	15,488
Forest Oil *	16,700	632
Halliburton	55,000	2,741
Helmerich & Payne	6,800	467
Hess	71,900	6,127
Marathon Oil	258,600	13,786
Massey Energy	1,100	75
McDermott International *	5,600	142
Murphy Oil	98,600	7,239
Nabors Industries *	2,700	82
National Oilwell Varco	41,100	3,258
Newfield Exploration *	9,400	715
Noble	47,900	2,185
Noble Energy	5,600	541
Occidental Petroleum	169,300	17,690
Oceaneering International *	600	54
Oil States International * (A)	33,000	2,513
Patterson-UTI Energy	130,600	3,838
Peabody Energy	10,400	748
PetroHawk Energy *	85,300	2,093
Pioneer Natural Resources (A)	18,800	1,916
Pride International *	10,600	455
QEP Resources	12,700	515
Rowan *	22,500	994
SandRidge Energy *	7,100	91
Schlumberger	6,265	584
SEACOR Holdings	2,700	250
SM Energy	3,500	260
Spectra Energy	11,900	323
Sunoco	15,100	688
Superior Energy Services *	22,800	935
Tesoro * (A)	99,400	2,667
Tidewater	1,300	78
Unit *	29,400	1,821
Valero Energy	242,700	7,237
Weatherford International *	24,000	542
Whiting Petroleum *	9,800	720
Williams	92,900	2,897

		222,287

Financials — 24.4%
ACE	43,900	2,840
Aflac	36,800	1,942
Alexandria Real Estate Equities †	6,800	530
Alleghany *	2,244	743
Allied World Assurance Holdings	4,400	276
Allstate	142,100	4,516
AMB Property † (A)	2,400	86
American Express	39,200	1,772
American Financial Group	98,500	3,449
American International Group * (A)	4,400	155
Ameriprise Financial	119,400	7,293
Annaly Capital Management † (A)	85,800	1,497
AON	300	16

Description	Shares	Market Value ($ Thousands)

Apartment Investment & Management, Cl A †	102,200	$2,603
Arch Capital Group *	6,000	595
Ares Capital	22,800	385
Associated Banc-Corp (A)	24,100	358
Assurant	133,300	5,133
AvalonBay Communities † (A)	5,588	671
Axis Capital Holdings	64,100	2,238
Bank of America	2,410,369	32,130
Bank of Hawaii (A)	2,600	124
Bank of New York Mellon	237,322	7,089
BB&T (A)	77,800	2,136
Berkshire Hathaway, Cl B *	282,800	23,651
Boston Properties †	7,500	711
BRE Properties, Cl A †	9,100	429
Brookfield Asset Management, Cl A	55,800	1,811
Brown & Brown	4,000	103
Camden Property Trust †	2,900	165
Capital One Financial	91,400	4,749
CapitalSource	66,100	465
CBL & Associates Properties † (A)	103,900	1,810
Chimera Investment †	99,700	395
Chubb	129,100	7,915
Cincinnati Financial (A)	31,900	1,046
CIT Group *	41,500	1,766
Citigroup *	3,963,400	17,518
City National (A)	3,100	177
CME Group	8,100	2,443
Comerica (A)	38,100	1,399
Cullen/Frost Bankers (A)	8,800	519
Digital Realty Trust † (A)	1,400	82
Discover Financial Services	112,800	2,721
Douglas Emmett †	16,800	315
Endurance Specialty Holdings	81,800	3,994
Equity Residential †	15,600	880
Erie Indemnity, Cl A	3,300	235
Essex Property Trust † (A)	4,100	509
Everest Re Group	73,600	6,490
Federal Realty Investment Trust †	1,200	98
Federated Investors, Cl B (A)	3,600	96
Fidelity National Financial, Cl A (A)	35,600	503
Fifth Third Bancorp	304,500	4,226
Forest City Enterprises, Cl A * (A)	2,900	55
Franklin Resources	44,000	5,504
Fulton Financial	8,800	98
General Growth Properties †	5,924	92
Genworth Financial, Cl A *	24,500	330
Goldman Sachs Group	123,000	19,492
Hartford Financial Services Group	73,700	1,985
HCP †	2,200	84
Hospitality Properties Trust †	85,400	1,977
Host Hotels & Resorts †	36,045	635
Howard Hughes *	1,150	81
Hudson City Bancorp	206,400	1,998
Huntington Bancshares	575,000	3,818
Invesco	130,000	3,323

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Jones Lang LaSalle (A)	21,000	$2,095
JPMorgan Chase	1,080,700	49,820
Keycorp	441,400	3,920
Kimco Realty †	12,500	229
Legg Mason	2,600	94
Leucadia National	15,500	582
Liberty Property Trust †	2,200	72
Lincoln National	166,600	5,005
Loews	48,300	2,081
M&T Bank (A)	15,300	1,354
Macerich † (A)	2,057	102
Markel *	300	124
Marsh & McLennan	3,100	92
Marshall & Ilsley	84,000	671
MBIA * (A)	68,300	686
MetLife	147,700	6,607
Morgan Stanley	284,200	7,764
NASDAQ OMX Group * (A)	4,500	116
Nationwide Health Properties †	2,800	119
New York Community Bancorp (A)	137,900	2,380
Northern Trust	16,400	832
NYSE Euronext	102,700	3,612
Old Republic International	55,500	704
PNC Financial Services Group	179,055	11,279
Principal Financial Group	13,400	430
Progressive	81,600	1,724
Protective Life	6,200	165
Prudential Financial	189,000	11,639
Public Storage †	26,500	2,939
Raymond James Financial (A)	16,600	635
Rayonier †	11,100	692
Realty Income † (A)	14,400	503
Regency Centers † (A)	8,100	352
Regions Financial	385,984	2,802
RenaissanceRe Holdings	1,700	117
Senior Housing Properties Trust †	67,400	1,553
Simon Property Group †	8,111	869
SL Green Realty †	1,400	105
SLM *	36,700	561
StanCorp Financial Group (A)	6,000	277
State Street	82,300	3,699
SunTrust Banks	22,900	660
T. Rowe Price Group	44,900	2,982
Taubman Centers † (A)	63,500	3,402
TCF Financial (A)	3,500	55
Torchmark (A)	14,800	984
Travelers	164,200	9,767
UDR †	47,000	1,146
Unum Group	132,900	3,489
US Bancorp (A)	267,400	7,067
Validus Holdings	2,500	83
Valley National Bancorp (A)	8,400	117
Ventas † (A)	8,900	483
Vornado Realty Trust †	25,800	2,258
Wells Fargo	1,110,995	35,219
White Mountains Insurance Group	100	36
WR Berkley (A)	15,000	483
XL Group, Cl A	11,600	285

Description	Shares	Market Value ($ Thousands)

Zions Bancorporation (A)	56,200	$1,296

		404,484

Health Care — 13.2%
Abbott Laboratories	28,700	1,408
Aetna	118,800	4,447
AmerisourceBergen (A)	54,500	2,156
Amgen *	281,600	15,051
Baxter International	37,500	2,016
Biogen Idec * (A)	79,800	5,857
Boston Scientific *	11,400	82
Bristol-Myers Squibb	143,700	3,798
Cardinal Health	72,200	2,970
Cephalon * (A)	3,300	250
Charles River Laboratories International * (A)	7,000	269
Cigna	106,800	4,729
Community Health Systems *	1,900	76
Cooper	11,700	813
Coventry Health Care *	88,500	2,822
Covidien	39,900	2,072
Eli Lilly	191,300	6,728
Endo Pharmaceuticals Holdings *	72,600	2,770
Forest Laboratories *	162,400	5,246
Genzyme *	7,000	533
Gilead Sciences *	124,200	5,271
Health Net *	91,500	2,992
Hill-Rom Holdings	3,700	141
Hologic *	1,100	25
Hospira *	33,300	1,838
Humana *	50,300	3,518
Johnson & Johnson	462,900	27,427
Kinetic Concepts * (A)	29,200	1,589
Life Technologies *	32,800	1,719
McKesson	6,900	545
Medtronic	100,000	3,935
Merck	694,257	22,917
Mylan Laboratories *	3,000	68
PerkinElmer	2,300	61
Pfizer	2,448,498	49,729
Thermo Fisher Scientific *	10,500	583
UnitedHealth Group	286,400	12,945
Universal Health Services, Cl B	33,000	1,631
Warner Chilcott, Cl A (A)	85,400	1,988
Watson Pharmaceuticals * (A)	8,700	487
WellPoint	211,000	14,726
Zimmer Holdings *	6,200	375

		218,603

Industrials — 8.2%
AGCO *	22,200	1,220
Alexander & Baldwin	7,500	342
Avery Dennison	2,300	96
Babcock & Wilcox *	3,000	100
BE Aerospace *	18,000	640
Boeing	40,500	2,994
Con-way (A)	6,300	247
Corrections Corp of America *	23,600	576
Crane	9,000	436
CSX	48,900	3,844
Danaher	3,200	166
Deere	10,600	1,027

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Dover	31,200	$2,051
Eaton	17,600	976
EMCOR Group * (A)	57,300	1,775
Equifax	4,300	167
FedEx	600	56
Flowserve	2,200	283
Fluor	11,100	818
Gardner Denver	29,000	2,263
GATX	11,200	433
General Dynamics	143,200	10,963
General Electric	1,971,500	39,528
Goodrich	16,000	1,368
Honeywell International	35,900	2,144
Huntington Ingalls Industries *	20,000	830
IDEX	1,900	83
Illinois Tool Works	31,900	1,714
Ingersoll-Rand (A)	3,800	184
Jacobs Engineering Group *	5,200	267
Kansas City Southern *	9,600	523
KBR	140,100	5,292
Kirby *	20,000	1,146
L-3 Communications Holdings	53,500	4,190
Lockheed Martin	52,600	4,229
Manpower	2,000	126
Norfolk Southern	40,800	2,826
Northrop Grumman	120,000	7,525
Parker Hannifin	51,000	4,829
Pitney Bowes (A)	3,100	80
Quanta Services *	21,600	484
Raytheon	187,400	9,533
Republic Services	5,500	165
Rockwell Collins	2,100	136
RR Donnelley & Sons	245,100	4,637
Ryder System	8,400	425
Shaw Group *	5,900	209
Southwest Airlines (A)	77,800	983
Spirit Aerosystems Holdings, Cl A *	800	21
SPX	10,700	849
Thomas & Betts *	5,100	303
Timken	9,300	486
Towers Watson, Cl A	7,900	438
Trinity Industries	8,900	326
Tyco International	15,900	712
Union Pacific	72,700	7,149
United Continental Holdings * (A)	1,700	39
UTI Worldwide	4,000	81
Wabtec	4,800	326
Waste Connections	3,200	92
Waste Management	4,200	157
WESCO International * (A)	12,500	781

		136,689

Information Technology — 6.7%
Activision Blizzard	54,000	592
Amdocs *	58,800	1,696
AOL *	3,739	73
Applied Materials	107,500	1,679
Atmel *	18,500	252
Avnet *	67,400	2,298
Broadridge Financial Solutions	3,900	89

Description	Shares	Market Value ($ Thousands)

Brocade Communications Systems *	34,900	$215
Cisco Systems	150,700	2,584
Computer Sciences	48,900	2,383
Compuware *	43,600	504
CoreLogic	4,600	85
Corning	310,900	6,414
Diebold	5,100	181
eBay *	42,200	1,310
Electronic Arts *	6,000	117
Fairchild Semiconductor International *	17,100	311
Fidelity National Information Services	15,200	497
Fiserv *	13,900	872
Global Payments	41,300	2,020
Harris	31,800	1,577
Hewlett-Packard	107,000	4,384
IAC * (A)	84,200	2,601
Ingram Micro, Cl A *	105,100	2,210
Intel	704,200	14,204
International Business Machines	33,300	5,430
Intersil, Cl A (A)	12,400	154
Kla-Tencor	8,400	398
Lender Processing Services	51,700	1,664
Lexmark International, Cl A *	19,300	715
Mastercard, Cl A	6,325	1,592
MEMC Electronic Materials *	29,100	377
Micron Technology * (A)	161,000	1,845
Microsoft	827,400	20,983
Motorola Mobility Holdings *	31,625	772
Motorola Solutions *	15,228	680
Novell *	141,300	838
Novellus Systems *	2,500	93
Oracle	74,700	2,493
PMC - Sierra *	33,300	250
Research In Motion *	29,100	1,646
Seagate Technology *	95,200	1,371
Symantec *	105,700	1,960
Synopsys *	5,900	163
Tech Data *	38,500	1,958
Tellabs	50,300	264
Texas Instruments	255,700	8,837
Vishay Intertechnology * (A)	125,400	2,225
Western Digital *	41,200	1,536
Xerox	340,009	3,621
Yahoo! *	32,600	543
Zebra Technologies, Cl A *	11,900	467

		112,023

Materials — 4.3%
Air Products & Chemicals	18,000	1,623
Alcoa	119,200	2,104
Alpha Natural Resources * (A)	36,700	2,179
Aptargroup	15,500	777
Ashland	2,900	168
Ball	109,100	3,911
Cabot	1,700	79
CF Industries Holdings	7,400	1,012
Commercial Metals	24,800	428
Cytec Industries	12,700	690

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Dow Chemical	252,000	$9,513
E.I. Du Pont de Nemours	59,500	3,271
Eastman Chemical	65,700	6,525
FMC	33,000	2,803
Freeport-McMoRan Copper & Gold, Cl B	134,800	7,488
Greif, Cl A	14,100	923
International Paper	138,300	4,174
Intrepid Potash * (A)	7,300	254
Lubrizol	30,500	4,086
MeadWestvaco	7,400	224
Newmont Mining	29,700	1,621
Nucor (A)	17,500	806
Owens-Illinois *	159,200	4,806
PPG Industries	38,300	3,647
Reliance Steel & Aluminum	7,700	445
Rock-Tenn, Cl A (A)	63,500	4,404
RPM International	5,000	119
Sealed Air	15,200	405
Sherwin-Williams (A)	3,800	319
Sigma-Aldrich	4,800	305
Sonoco Products	3,500	127
Steel Dynamics	21,700	407
United States Steel (A)	10,200	550
Valspar	3,000	117
Walter Energy	4,200	569

		70,879

Telecommunication Services — 5.0%
AT&T	1,767,895	54,098
CenturyTel (A)	44,687	1,857
Frontier Communications	33,626	276
MetroPCS Communications *	54,800	890
NII Holdings *	7,700	321
Qwest Communications
International	380,900	2,601
Sprint Nextel *	100,100	464
Telephone & Data Systems (A)	66,700	2,248
Verizon Communications	492,700	18,989
Windstream	45,800	589

		82,333

Utilities — 5.6%
AES *	23,000	299
AGL Resources	1,700	68
Alliant Energy	88,600	3,449
Ameren (A)	95,000	2,667
American Electric Power	255,000	8,961
American Water Works	10,700	300
Aqua America (A)	46,800	1,071
Calpine *	65,500	1,040
Centerpoint Energy	25,500	448
CMS Energy (A)	181,400	3,563
Consolidated Edison (A)	13,800	700
Constellation Energy Group	62,000	1,930
Dominion Resources	31,200	1,395
DPL	64,500	1,768
DTE Energy	77,300	3,784
Duke Energy	24,700	448
Edison International	141,200	5,166
Energen	57,800	3,648
Entergy	103,100	6,929
Exelon	153,300	6,322

Description	Shares/ Face Amount ($ Thousands)	Market Value ($ Thousands)

FirstEnergy	14,473	$537
GenOn Energy *	350,406	1,335
Hawaiian Electric Industries (A)	26,000	645
Integrys Energy Group	25,000	1,263
ITC Holdings	3,000	210
National Fuel Gas	2,400	178
NextEra Energy	64,700	3,566
NiSource (A)	40,400	775
Northeast Utilities	34,700	1,201
NRG Energy *	72,800	1,568
NSTAR (A)	24,000	1,110
NV Energy	261,500	3,894
OGE Energy	2,100	106
Oneok	7,300	488
Pepco Holdings (A)	63,900	1,192
PG&E	48,300	2,134
Pinnacle West Capital	54,700	2,341
PPL	73,300	1,854
Progress Energy	5,600	258
Public Service Enterprise Group	138,500	4,364
Questar	73,000	1,274
SCANA	13,700	539
Sempra Energy	32,600	1,744
Southern	21,000	800
Southern Union	32,700	936
TECO Energy (A)	24,900	467
UGI	36,200	1,191
Vectren	14,600	397
Westar Energy (A)	34,400	909
Wisconsin Energy (A)	37,400	1,141
Xcel Energy	35,900	858

		93,231

Total Common Stock (Cost $1,348,810) ($ Thousands)		1,631,205

AFFILIATED PARTNERSHIP — 4.7%
SEI Liquidity Fund, L.P. 0.200% ** †† (B)	83,292,021	78,479

Total Affiliated Partnership (Cost $83,293) ($ Thousands)		78,479

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%** ††	33,243,480	33,243

Total Cash Equivalent (Cost $33,243) ($ Thousands)		33,243

U.S. TREASURY OBLIGATIONS (C) — 0.2%
U.S. Treasury Bills
0.174%, 06/30/11	2,295	2,295
0.150%, 06/16/11	920	920

Total U.S. Treasury Obligations (Cost $3,214) ($ Thousands)		3,215

Total Investments — 105.2% (Cost $1,468,560) ($ Thousands)		$1,746,142

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Value Fund

March 31, 2011

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	406	Jun-2011	$354

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,659,961 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $81,066 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2011 was $78,479 ($Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

L.P. — Limited Partnership

Ser — Series

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,631,205	$—	$—	$1,631,205
Affiliated Partnership	—	78,479	—	78,479
Cash Equivalent	33,243	—	—	33,243
U.S. Treasury Obligations	—	3,215	—	3,215

Total Investments in Securities	$1,664,448	$81,694	$—	$1,746,142

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$354	$—	$—	$354

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4% ‡

Consumer Discretionary — 12.7%
Abercrombie & Fitch, Cl A	1,900	$112
Advance Auto Parts (A)	23,400	1,535
Amazon.com *	101,643	18,309
Apollo Group, Cl A *	217,300	9,063
Autoliv (A)	15,500	1,151
Autonation * (A)	8,200	290
Autozone * (A)	12,369	3,384
BorgWarner * (A)	91,421	7,285
Carmax * (A)	44,300	1,422
CBS, Cl B	20,700	518
Chipotle Mexican Grill, Cl A * (A)	7,500	2,043
Coach	244,069	12,701
Ctrip.com International ADR * (A)	161,600	6,705
Darden Restaurants	19,600	963
DIRECTV, Cl A *	61,600	2,883
Discovery Communications, Cl A * (A)	10,700	427
Dollar General *	400	13
Dollar Tree *	15,500	861
Expedia	8,200	186
Family Dollar Stores	53,800	2,761
Ford Motor *	247,000	3,683
Fortune Brands	6,800	421
Fossil *	16,700	1,564
Hasbro	36,300	1,700
Home Depot	5,500	204
Interpublic Group	103,900	1,306
John Wiley & Sons, Cl A	5,900	300
Johnson Controls	4,100	170
Las Vegas Sands *	88,300	3,728
Lear	7,300	357
Leggett & Platt	2,700	66
Limited Brands	78,600	2,584
LKQ *	20,500	494
Lowe’s	734,300	19,408
Marriott International, Cl A (A)	18,500	658
Mattel	45,700	1,140
McDonald’s	78,500	5,973
McGraw-Hill	47,400	1,868
NetFlix * (A)	43,119	10,233
Nike, Cl B	166,200	12,581
Nordstrom	71,733	3,219
Omnicom Group	6,400	314
O’Reilly Automotive *	24,800	1,425
Panera Bread, Cl A *	8,800	1,118
PetSmart (A)	20,700	848
Phillips-Van Heusen	900	59
Polo Ralph Lauren	500	62
priceline.com * (A)	33,000	16,713
Ross Stores	16,700	1,188
Scripps Networks Interactive, Cl A	8,200	411
Staples	354,500	6,884
Starbucks	160,496	5,930
Starwood Hotels & Resorts Worldwide (A)	112,273	6,525
Target	25,382	1,269

Description	Shares	Market Value ($ Thousands)

Thomson Reuters (A)	2,300	$90
Tiffany	8,600	528
Time Warner	1,500	53
Tractor Supply (A)	26,900	1,610
TRW Automotive Holdings *	28,500	1,570
Urban Outfitters * (A)	301,337	8,989
VF (A)	40,448	3,985
Viacom, Cl B	17,200	800
WABCO Holdings *	32,400	1,997
Weight Watchers International	6,900	484
Williams-Sonoma (A)	38,200	1,547
Wynn Resorts	15,200	1,934
Yum! Brands	57,400	2,949

		213,551

Consumer Staples — 7.8%
Alberto-Culver	2,900	108
Altria Group	196,197	5,107
Avon Products	1,000	27
Brown-Forman, Cl B	24,500	1,673
Campbell Soup (A)	20,000	662
Coca-Cola	239,289	15,877
Coca-Cola Enterprises	91,100	2,487
Colgate-Palmolive	7,348	593
Costco Wholesale	142,117	10,420
Diageo ADR (A)	118,070	8,999
Estee Lauder, Cl A	34,900	3,363
General Mills	19,400	709
Hansen Natural *	16,300	982
Herbalife	22,800	1,855
Hershey	6,300	342
HJ Heinz	37,800	1,845
McCormick (A)	27,800	1,330
Mead Johnson Nutrition, Cl A	217,866	12,621
PepsiCo	235,855	15,192
Philip Morris International	110,797	7,271
Procter & Gamble	389,066	23,967
Sara Lee	88,100	1,557
SYSCO	5,000	139
Walgreen	207,000	8,309
Wal-Mart Stores	109,346	5,691
Whole Foods Market	2,000	132

		131,258

Energy — 9.1%
Arch Coal (A)	3,500	126
Atwood Oceanics *	2,100	97
Baker Hughes	52,622	3,864
Cameron International * (A)	85,204	4,865
Canadian Natural Resources	386,918	19,125
Chevron	12,500	1,343
Cimarex Energy	6,500	749
Concho Resources *	5,100	547
ConocoPhillips	45,200	3,610
Consol Energy	212,104	11,375
Core Laboratories	14,200	1,451
Denbury Resources *	82,668	2,017
Devon Energy	34,320	3,150
Dresser-Rand Group * (A)	2,500	134
El Paso	6,900	124
EOG Resources (A)	172,131	20,399

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Exxon Mobil	190,900	$16,061
FMC Technologies * (A)	137,455	12,987
Forest Oil *	1,200	46
Halliburton	179,400	8,941
Holly	8,200	498
Marathon Oil	21,400	1,141
Murphy Oil	3,700	272
Nabors Industries *	394,000	11,970
National Oilwell Varco	40,103	3,179
Pride International *	28,400	1,220
Range Resources (A)	56,045	3,276
Rowan *	5,200	230
Schlumberger	212,480	19,816
SM Energy	2,200	163
Superior Energy Services *	2,300	94
Weatherford International * (A)	22,600	511
Whiting Petroleum *	2,700	198

		153,579

Financials — 5.6%
ACE	10,700	692
Affiliated Managers Group *	800	87
Aflac	6,334	334
American Express	232,133	10,493
Ameriprise Financial	10,800	660
AON	4,600	244
Apartment Investment & Management, Cl A †	4,700	120
Arch Capital Group *	1,100	109
Arthur J. Gallagher	5,100	155
Axis Capital Holdings	9,700	339
Bank of New York Mellon	512,808	15,318
BlackRock	47,675	9,583
Brown & Brown	10,600	273
CB Richard Ellis Group, Cl A *	29,800	796
Charles Schwab (A)	845,290	15,241
CME Group	36,170	10,907
Digital Realty Trust † (A)	500	29
Equity Residential †	3,100	175
Erie Indemnity, Cl A	10,000	711
Essex Property Trust †	100	12
Federal Realty Investment Trust †	2,900	236
Federated Investors, Cl B (A)	14,100	377
Franklin Resources	6,900	863
General Growth Properties †	5,231	81
Howard Hughes *	7,062	499
IntercontinentalExchange *	71,000	8,771
Invesco	4,100	105
Jones Lang LaSalle	2,700	269
JPMorgan Chase	72,967	3,364
Lazard, Cl A	6,600	274
Marsh & McLennan	4,100	122
MetLife	1,600	72
Moody’s (A)	16,700	566
MSCI, Cl A *	5,800	214
Plum Creek Timber † (A)	5,100	222
Public Storage †	8,900	987
Rayonier †	8,100	505
Simon Property Group †	2,500	268
T. Rowe Price Group	3,800	252
Travelers	2,200	131

Description	Shares	Market Value ($ Thousands)

Validus Holdings	3,000	$100
Ventas † (A)	4,100	223
Vornado Realty Trust †	1,700	149
Wells Fargo	306,600	9,719

		94,647

Health Care — 11.7%
Abbott Laboratories	257,444	12,628
Agilent Technologies *	46,700	2,091
Alcon (A)	1,800	298
Alere *	2,600	102
Alexion Pharmaceuticals *	30,600	3,020
Allergan	233,147	16,558
Allscripts Healthcare Solutions *	4,200	88
AmerisourceBergen (A)	90,600	3,584
Amgen *	62,570	3,344
Baxter International	4,000	215
Becton Dickinson	6,500	518
Celgene *	181,150	10,422
Cooper	3,500	243
Covance * (A)	214,630	11,745
Covidien	63,740	3,311
DaVita *	115,007	9,834
Edwards Lifesciences *	26,100	2,271
Eli Lilly	6,000	211
Express Scripts *	224,096	12,462
Gen-Probe *	4,000	265
Genzyme *	3,000	228
Hill-Rom Holdings	17,100	649
Hospira *	33,900	1,871
Idexx Laboratories * (A)	115,491	8,918
Illumina * (A)	87,968	6,164
Intuitive Surgical * (A)	35,560	11,858
Johnson & Johnson	246,819	14,624
Laboratory Corp of America Holdings *	5,300	488
Medco Health Solutions *	210,682	11,832
Mednax *	4,400	293
Medtronic	242,500	9,542
Mettler Toledo International *	10,100	1,737
Mylan Laboratories *	17,800	404
Myriad Genetics *	107,770	2,172
Novo Nordisk ADR (A)	72,900	9,129
Perrigo (A)	94,900	7,546
ResMed * (A)	17,200	516
Stryker	4,400	268
United Therapeutics * (A)	6,600	442
UnitedHealth Group	156,096	7,056
Varian Medical Systems *	47,600	3,220
Warner Chilcott, Cl A (A)	27,400	638
Waters *	44,364	3,855

		196,660

Industrials — 11.4%
3M	176,681	16,519
ABB ADR (A)	468,139	11,324
Ametek	26,350	1,156
Boeing	92,411	6,832
Bucyrus International, Cl A	9,300	851
C.H. Robinson Worldwide (A)	23,300	1,727
Caterpillar	85,758	9,549
Chicago Bridge & Iron	12,000	488

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Cooper Industries, Cl A	8,200	$532
Corrections Corp of America *	8,300	203
Cummins	85,526	9,375
Danaher	172,003	8,927
Deere	29,200	2,829
Dover	8,900	585
Dun & Bradstreet	3,900	313
Eaton	18,100	1,004
Emerson Electric	82,473	4,819
Expeditors International of Washington	181,100	9,080
Fastenal (A)	10,800	700
Flowserve	38,748	4,991
Fluor	176,442	12,996
Gardner Denver	15,000	1,170
General Electric	77,200	1,548
Goodrich	80,200	6,860
Graco	7,500	341
Honeywell International	22,500	1,343
Hubbell, Cl B	8,000	568
IDEX	5,200	227
IHS, Cl A *	20,100	1,784
Joy Global	14,900	1,472
Kansas City Southern *	2,700	147
Kennametal	20,100	784
Navistar International *	1,600	111
PACCAR	23,400	1,225
Pall	1,500	86
Parker Hannifin	6,600	625
Pitney Bowes (A)	15,000	385
Precision Castparts	47,246	6,954
Quanta Services * (A)	365,400	8,196
Rockwell Automation (A)	56,012	5,302
Rockwell Collins	48,607	3,151
Roper Industries (A)	137,723	11,908
Ryder System	900	46
SPX	700	56
Stericycle * (A)	125,087	11,091
Timken	26,700	1,396
Toro	2,900	192
Towers Watson, Cl A	1,500	83
TransDigm Group *	17,900	1,501
Union Pacific	10,000	983
United Continental Holdings * (A)	29,485	678
United Parcel Service, Cl B	700	52
United Technologies	171,013	14,476
UTI Worldwide	33,000	668
Verisk Analytics, Cl A *	3,400	112
Waste Connections	12,500	360
WESCO International * (A)	5,700	356
WW Grainger (A)	14,900	2,052

		193,089

Information Technology — 33.5%
Accenture, Cl A	220,301	12,110
Adobe Systems *	804,915	26,691
Akamai Technologies *	51,700	1,965
Altera	12,800	563
Amphenol, Cl A	177,746	9,668
Ansys *	151,214	8,194
Apple *	222,750	77,617

Description	Shares	Market Value ($ Thousands)

Arrow Electronics *	2,400	$100
Atheros Communications *	3,100	138
Atmel *	184,800	2,519
Autodesk *	148,800	6,564
Avago Technologies	13,400	417
Broadcom, Cl A	14,400	567
Broadridge Financial Solutions	5,000	113
CA	9,400	227
Cadence Design Systems *	25,700	251
Check Point Software Technologies * (A)	107,053	5,465
Ciena *	5,400	140
Cisco Systems	1,240,975	21,283
Citrix Systems *	300,054	22,042
Cognizant Technology Solutions, Cl A *	207,908	16,924
Corning	211,744	4,368
Cypress Semiconductor *	44,300	858
DST Systems	5,100	269
eBay *	333,700	10,358
EMC * (A)	627,994	16,673
Equinix *	1,300	118
F5 Networks *	48,400	4,965
Factset Research Systems (A)	19,800	2,074
First Solar * (A)	24,180	3,889
Fiserv *	8,900	558
Gartner *	24,800	1,033
Genpact *	428,306	6,202
Global Payments	3,200	157
Google, Cl A *	63,196	37,046
Hewlett-Packard	166,058	6,804
IAC *	6,000	185
Informatica *	27,400	1,431
Intel	181,099	3,653
International Business Machines	85,574	13,955
Intuit *	221,200	11,746
JDS Uniphase *	11,100	231
Juniper Networks *	115,806	4,873
Kla-Tencor	2,600	123
Lam Research *	600	34
Linear Technology	5,300	178
Mastercard, Cl A	88,136	22,186
Maxim Integrated Products	11,600	297
Microchip Technology (A)	19,300	734
Micros Systems *	27,100	1,340
Microsoft	1,048,458	26,589
National Instruments	2,250	74
NCR *	7,600	143
NetApp * (A)	332,964	16,042
NeuStar, Cl A *	21,200	542
Nuance Communications * (A)	425,900	8,331
Nvidia *	22,200	410
ON Semiconductor *	21,200	209
Oracle	534,645	17,841
Paychex	6,700	210
Polycom * (A)	147,100	7,627
Qualcomm	700,400	38,403
Rackspace Hosting * (A)	88,625	3,798
Red Hat *	66,500	3,018
Rovi * (A)	32,200	1,727

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Salesforce.com * (A)	90,884	$12,140
SanDisk *	79,767	3,677
Sina * (A)	56,107	6,006
Skyworks Solutions *	51,200	1,660
Solera Holdings	24,000	1,226
Synopsys *	3,300	91
Teradata *	134,800	6,834
Texas Instruments	326,610	11,288
Trimble Navigation *	119,487	6,039
VeriSign (A)	185,800	6,728
Visa, Cl A	171,200	12,604
VMware, Cl A *	5,100	416
WebMD Health, Cl A * (A)	1,821	97
Western Union	4,300	89
Zebra Technologies, Cl A *	16,200	636
		564,391

Materials — 4.4%
Air Products & Chemicals	14,300	1,290
Airgas	2,700	179
Albemarle	18,300	1,094
Allegheny Technologies (A)	130,368	8,828
Ball	18,600	667
Celanese, Ser A	3,500	155
CF Industries Holdings	19,600	2,681
Cliffs Natural Resources	8,300	816
Crown Holdings *	39,500	1,524
E.I. Du Pont de Nemours	55,700	3,062
Eastman Chemical	6,000	596
Ecolab	13,200	673
FMC	5,400	459
Freeport-McMoRan Copper & Gold, Cl B	232,273	12,903
International Flavors & Fragrances	15,500	966
Lubrizol	17,300	2,318
Monsanto	91,900	6,641
Mosaic	18,100	1,425
Nalco Holding	202,300	5,525
Newmont Mining	6,300	344
Potash Corp of Saskatchewan	94,971	5,597
PPG Industries	12,100	1,152
Praxair	10,300	1,046
RPM International	5,700	135
Scotts Miracle-Gro, Cl A	7,700	445
Sigma-Aldrich	19,200	1,222
Southern Copper	64,500	2,597
Syngenta ADR (A)	128,700	8,387
Titanium Metals * (A)	3,000	56
Walter Energy	6,800	921
		73,704

Telecommunication Services — 1.1%
American Tower, Cl A *	73,501	3,809
Crown Castle International *	297,300	12,650
Frontier Communications	30,700	252
MetroPCS Communications * (A)	51,100	830
NII Holdings *	6,600	275
SBA Communications, Cl A * (A)	6,000	238
Windstream	94,300	1,214
		19,268

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Utilities — 0.1%
ITC Holdings	14,500	$1,014
Total Common Stock (Cost $1,229,753) ($ Thousands)		1,641,161

AFFILIATED PARTNERSHIP — 13.3%
SEI Liquidity Fund, L.P. 0.200% ** †† (B)	227,395,408	223,493

Total Affiliated Partnership (Cost $227,395) ($ Thousands)		223,493

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080% ** ††	43,200,528	43,201

Total Cash Equivalent (Cost $43,201) ($ Thousands)		43,201

U.S. TREASURY OBLIGATIONS (C) — 0.2%
U.S. Treasury Bills
0.174%, 06/30/11	1,944	1,943
0.150%, 06/16/11	2,340	2,340
Total U.S. Treasury Obligations (Cost $4,282) ($ Thousands)		4,283
Total Investments — 113.5% (Cost $1,504,631) ($ Thousands)		$1,912,138

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index
EMINI	294	Jun-2011	$447

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,685,370 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Large Cap Growth Fund

March 31, 2011

(A)	This Security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $222,144 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2011 was $223,493 ($Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	1,641,161	—	—	1,641,161
Affiliated Partnership	—	223,493	—	223,493
Cash Equivalent	43,201	—	—	43,201
U.S. Treasury Obligations	—	4,283	—	4,283

Total Investments in Securities	$1,684,362	$227,776	$—	$1,912,138

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$447	$—	$—	$447

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.6%

Consumer Discretionary — 11.2%
Abercrombie & Fitch, Cl A	1,426	$84
Amazon.com *	71,580	12,894
American Eagle Outfitters	4,950	79
Apollo Group, Cl A *	102,925	4,293
Arctic Cat *	1,200	19
Autoliv (A)	26,150	1,941
Autozone *	5,919	1,619
Bed Bath & Beyond *	105,116	5,074
Best Buy	254,744	7,316
Big Lots *	1,557	68
Biglari Holdings *	200	85
Blyth	5,400	175
BorgWarner *	38,192	3,044
Brinker International	3,400	86
Cablevision Systems, Cl A	6,700	232
Carmax *	1,883	60
Carnival	9,000	345
Cavco Industries *	130	6
CBS, Cl B	86,400	2,163
Chico’s FAS	4,700	70
Clear Channel Outdoor Holdings, Cl A *	5,800	84
Coach	266,000	13,843
Comcast, Cl A	385,895	9,539
Ctrip.com International ADR * (A)	75,700	3,141
Darden Restaurants	3,127	154
DeVry	1,021	56
Dick’s Sporting Goods *	3,700	148
DIRECTV, Cl A *	79,826	3,736
Discovery Communications, Cl C * (A)	5,040	178
DISH Network, Cl A *	15,063	367
Dollar Tree *	1,243	69
DR Horton	6,500	76
Ford Motor * (A)	343,600	5,123
Fortune Brands	1,837	114
GameStop, Cl A * (A)	44,722	1,007
Gannett	34,600	527
Gap	128,500	2,912
Garmin (A)	37,300	1,263
General Motors * (A)	45,100	1,399
Gentex	5,500	166
Global Sources *	4,400	51
Goodyear Tire & Rubber *	6,550	98
Harley-Davidson	3,000	128
Harman International Industries	4,800	225
Hasbro	2,795	131
Home Depot	26,600	986
Interpublic Group	13,000	163
iRobot *	2,400	79
ITT Educational Services * (A)	12,800	924
J.C. Penney	4,030	145
Jarden	4,100	146
Johnson Controls	126,929	5,276
Kohl’s	16,800	891
Lamar Advertising, Cl A *	7,300	270
Lear	2,200	108

Description	Shares	Market Value ($ Thousands)

Leggett & Platt	31,000	$759
Lennar, Cl A	5,100	92
Liberty Global, Cl A * (A)	14,200	588
Liberty Media - Capital, Ser A *	2,270	167
Liberty Media - Interactive, Cl A *	13,150	211
Liberty Media - Starz, Ser A *	906	70
Lowe’s	540,957	14,297
Macy’s	148,700	3,607
Madison Square Garden, Cl A *	1,675	45
Marriott International, Cl A	7,099	253
McDonald’s	34,186	2,601
McGraw-Hill	45,800	1,805
Mohawk Industries * (A)	2,829	173
NetFlix * (A)	19,190	4,554
New York Times, Cl A * (A)	10,200	97
News, Cl A	278,600	4,892
Nike, Cl B	143,246	10,844
Nordstrom	50,203	2,253
NVR *	100	76
Omnicom Group	4,000	196
O’Reilly Automotive *	6,600	379
PetSmart	1,608	66
Polo Ralph Lauren	900	111
priceline.com *	12,265	6,211
RadioShack	45,100	677
Ross Stores	17,200	1,223
Royal Caribbean Cruises * (A)	3,900	161
Sears Holdings * (A)	900	74
Stanley Black & Decker	4,250	325
Staples	175,927	3,417
Starbucks	113,362	4,189
Starwood Hotels & Resorts Worldwide	47,159	2,741
Superior Industries International	5,900	151
Target	161,622	8,083
Tempur-Pedic International *	19,300	978
Tiffany	1,800	111
Time Warner	215,899	7,708
Time Warner Cable, Cl A	46,448	3,314
TJX	55,500	2,760
TRW Automotive Holdings *	18,300	1,008
Urban Outfitters *	123,664	3,689
VF (A)	26,945	2,655
Viacom, Cl B	10,400	484
Virgin Media	12,500	347
Walt Disney	125,557	5,410
Whirlpool (A)	26,000	2,219
Wyndham Worldwide	13,000	413
Yum! Brands	54,700	2,810

		202,470

Consumer Staples — 6.8%
Altria Group	88,075	2,293
Archer-Daniels-Midland	107,378	3,867
Avon Products	5,136	139
BJ’s Wholesale Club *	1,057	51
Brown-Forman, Cl B	1,500	103
Bunge	10,000	723
Campbell Soup (A)	1,100	36

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Clorox	2,769	$194
Coca-Cola	156,247	10,367
Coca-Cola Enterprises	48,600	1,327
Colgate-Palmolive	18,920	1,528
ConAgra Foods	98,150	2,331
Constellation Brands, Cl A *	63,200	1,282
Corn Products International	30,800	1,596
Costco Wholesale	127,720	9,364
CVS Caremark	195,970	6,726
Diageo ADR	56,000	4,268
Energizer Holdings *	1,628	116
Estee Lauder, Cl A	3,500	337
General Mills	5,168	189
Herbalife	20,200	1,643
Hershey	1,160	63
Hormel Foods	4,000	111
Kellogg	3,608	195
Kimberly-Clark	2,417	158
Kraft Foods, Cl A	55,929	1,754
Kroger	152,052	3,645
Lorillard	2,289	217
McCormick	2,100	100
Mead Johnson Nutrition, Cl A	99,011	5,736
PepsiCo	143,956	9,272
Philip Morris International	87,925	5,771
Prestige Brands Holdings *	5,100	59
Procter & Gamble	448,365	27,619
Reynolds American	36,800	1,307
Safeway	145,100	3,416
Sara Lee	12,100	214
Smithfield Foods *	78,000	1,877
Spartan Stores	4,400	65
SUPERVALU (A)	42,400	379
Susser Holdings *	3,700	48
SYSCO	5,700	158
Tyson Foods, Cl A	66,500	1,276
Walgreen	143,200	5,748
Wal-Mart Stores	91,849	4,781
Whole Foods Market	3,700	244

		122,693

Energy — 10.7%
Anadarko Petroleum	7,400	606
Apache	43,172	5,652
Baker Hughes	36,189	2,657
BP ADR (A)	71,500	3,156
Cameron International * (A)	49,560	2,830
Canadian Natural Resources (A)	194,032	9,591
Chesapeake Energy	54,243	1,818
Chevron	273,310	29,362
Cimarex Energy	943	109
Clayton Williams Energy *	800	85
Complete Production Services *	31,600	1,005
Concho Resources *	900	97
ConocoPhillips	229,578	18,334
Consol Energy	104,500	5,604
Denbury Resources *	52,208	1,274
Devon Energy	59,378	5,449
EOG Resources	89,075	10,556
EQT	2,100	105
EXCO Resources	3,100	64

Description	Shares	Market Value ($ Thousands)

Exxon Mobil	196,859	$16,562
FMC Technologies * (A)	50,049	4,729
Halliburton	76,219	3,799
Helmerich & Payne	9,295	638
Hess	57,850	4,929
Holly	1,700	103
Marathon Oil	135,177	7,206
Massey Energy	1,900	130
McDermott International *	47,900	1,216
Murphy Oil	73,316	5,383
Nabors Industries *	192,700	5,854
National Oilwell Varco	57,414	4,551
Newfield Exploration *	2,500	190
Noble	27,700	1,264
Noble Energy	1,900	184
Occidental Petroleum	56,545	5,908
Oil States International *	28,300	2,155
OYO Geospace *	1,000	99
Patriot Coal *	880	23
Patterson-UTI Energy	49,700	1,461
Peabody Energy	5,300	381
PetroHawk Energy *	8,200	201
Pioneer Natural Resources	4,944	504
Plains Exploration & Production *	2,500	91
QEP Resources	3,500	142
Range Resources (A)	35,395	2,069
Schlumberger	120,848	11,270
SM Energy	1,000	74
Spectra Energy	9,543	259
Sunoco	18,700	853
Teekay Shipping	3,100	114
Tidewater	1,850	111
Transocean * (A)	18,900	1,473
Unit *	28,200	1,747
Valero Energy	231,994	6,918
Venoco *	4,800	82
Weatherford International *	14,100	319
Western Refining * (A)	22,900	388
Whiting Petroleum *	3,400	250
Williams	66,929	2,087

		194,071

Financials — 15.4%
ACE	54,000	3,494
Affiliated Managers Group *	1,000	109
Aflac	69,290	3,657
Allstate	68,078	2,163
AMB Property †	1,800	65
American Equity Investment Life Holding (A)	15,500	203
American Express	180,050	8,138
American Financial Group	61,500	2,154
Ameriprise Financial	84,290	5,148
Annaly Capital Management †	60,288	1,052
AON	4,050	214
Apartment Investment & Management, Cl A †	67,115	1,709
Arthur J. Gallagher	2,600	79
Assurant	60,200	2,318
AvalonBay Communities †	1,900	228
Axis Capital Holdings	51,000	1,781

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Bancorp Rhode Island	700	$22
Bank of America	1,348,570	17,976
Bank of New York Mellon	292,996	8,752
BB&T	11,249	309
Berkshire Hathaway, Cl B *	143,680	12,016
BlackRock	38,875	7,814
Boston Properties †	1,600	152
Brandywine Realty Trust †	38,000	461
BRE Properties, Cl A †	2,200	104
Brookfield Asset Management, Cl A	40,500	1,314
Camden Property Trust †	2,200	125
Capital One Financial	140,300	7,290
CB Richard Ellis Group, Cl A *	2,800	75
CBL & Associates Properties † (A)	51,300	894
Cedar Shopping Centers †	12,100	73
Charles Schwab (A)	381,210	6,873
Chimera Investment †	45,400	180
Chubb	92,768	5,688
Cincinnati Financial (A)	3,700	121
CIT Group *	5,100	217
Citigroup *	3,285,304	14,521
CME Group	23,217	7,001
CNA Financial	7,600	225
Comerica (A)	14,200	521
Commerce Bancshares	2,976	120
Digital Realty Trust † (A)	1,300	76
Discover Financial Services	60,266	1,454
Duke Realty †	21,100	296
E*Trade Financial *	7,000	109
Endurance Specialty Holdings	35,200	1,718
Equity Residential †	4,687	264
Erie Indemnity, Cl A	1,400	100
Everest Re Group	28,600	2,522
Federal Realty Investment Trust †	800	65
Fidelity National Financial, Cl A	5,399	76
Fifth Third Bancorp	96,200	1,335
First American Financial	2,100	35
First Citizens BancShares, Cl A	600	120
First Horizon National	15,961	179
First Niagara Financial Group	4,000	54
Forest City Enterprises, Cl A * (A)	37,800	712
Franklin Resources	19,450	2,433
Global Indemnity, Cl A *	5,400	119
Goldman Sachs Group	79,407	12,584
Hanover Insurance Group	4,297	194
Hartford Financial Services Group	48,800	1,314
HCC Insurance Holdings	1,500	47
Highwoods Properties †	750	26
Hospitality Properties Trust †	66,600	1,542
Host Hotels & Resorts †	70,600	1,243
Howard Hughes *	295	21
Hudson City Bancorp	137,100	1,327
Huntington Bancshares	379,000	2,517
IntercontinentalExchange *	34,691	4,286
Invesco	6,000	153
Jefferies Group	7,900	197
Jones Lang LaSalle	23,000	2,294

Description	Shares	Market Value ($ Thousands)

JPMorgan Chase	639,333	$29,473
Keycorp	155,100	1,377
Kimco Realty †	3,600	66
Legg Mason	2,100	76
Liberty Property Trust †	1,900	62
Lincoln National	50,500	1,517
Loews	3,100	134
M&T Bank (A)	2,500	221
Macerich †	5,647	280
Mack-Cali Realty †	2,700	92
Maiden Holdings	22,600	169
Marsh & McLennan	9,266	276
Marshall & Ilsley	11,700	94
Mercury General	1,700	67
MetLife	115,670	5,174
MFA Financial †	53,000	435
Moody’s (A)	3,838	130
Morgan Stanley	193,800	5,295
NBT Bancorp	1,800	41
Nelnet, Cl A	14,700	321
New York Community Bancorp	3,600	62
Northern Trust	2,850	145
NYSE Euronext	68,800	2,420
Old Republic International	5,100	65
People’s United Financial	4,725	60
Plum Creek Timber †	2,090	91
PNC Financial Services Group	70,600	4,447
Principal Financial Group	12,200	392
Progressive	10,982	232
Prologis †	9,200	147
Protective Life	6,700	178
Prudential Financial	74,800	4,606
Public Storage †	12,896	1,430
Raymond James Financial (A)	2,025	77
Rayonier †	4,600	287
Regions Financial	85,400	620
Reinsurance Group of America, Cl A	21,100	1,325
Senior Housing Properties Trust †	20,400	470
Simon Property Group †	7,748	830
SLM *	7,400	113
StanCorp Financial Group (A)	1,500	69
State Street	24,412	1,097
Sunstone Hotel Investors * †	30,700	313
SunTrust Banks	27,800	802
SVB Financial Group * (A)	1,550	88
Symetra Financial	24,300	330
T. Rowe Price Group	33,600	2,232
Taubman Centers † (A)	37,300	1,999
TD Ameritrade Holding	4,350	91
TFS Financial	6,058	64
Transatlantic Holdings	1,400	68
Travelers	112,265	6,678
Unitrin	4,900	151
Unum Group	59,950	1,574
US Bancorp	162,183	4,287
Validus Holdings	30,600	1,020
Ventas † (A)	3,400	185
Vornado Realty Trust †	15,832	1,385
Waddell & Reed Financial, Cl A	2,800	114

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Walter Investment Management †	876	$14
Washington Federal	3,900	68
Weingarten Realty Investors † (A)	4,600	115
Wells Fargo	863,114	27,361
WesBanco	7,400	153
Weyerhaeuser †	9,119	224
Winthrop Realty Trust †	25,800	316
XL Group, Cl A	12,400	305

		279,168

Health Care — 12.5%
Abbott Laboratories	136,686	6,704
Aetna	192,100	7,190
Agilent Technologies *	14,750	661
Alere * (A)	1,700	67
Allergan	125,377	8,904
AmerisourceBergen	48,976	1,937
Amgen *	240,461	12,853
Amylin Pharmaceuticals *	6,365	72
Baxter International	13,350	718
Beckman Coulter	2,600	216
Becton Dickinson	7,100	565
Biogen Idec *	67,983	4,989
Boston Scientific *	36,600	263
Bristol-Myers Squibb	109,627	2,897
Bruker BioSciences * (A)	8,200	171
C.R. Bard	3,700	367
Cardinal Health	42,500	1,748
Celgene *	192,909	11,098
Cerner *	1,100	122
Charles River Laboratories International * (A)	1,600	61
Cigna	34,340	1,521
Community Health Systems *	1,600	64
Cooper	2,100	146
Covance * (A)	90,281	4,940
Coventry Health Care *	50,100	1,598
Covidien	47,500	2,467
Cyberonics *	2,300	73
DaVita *	48,376	4,137
Dentsply International	1,003	37
Edwards Lifesciences *	1,400	122
Eli Lilly	129,787	4,565
Endo Pharmaceuticals Holdings *	45,900	1,752
Express Scripts *	111,337	6,191
Forest Laboratories *	74,000	2,390
Genzyme *	5,050	385
Gilead Sciences *	112,602	4,779
Health Net *	43,800	1,432
Henry Schein *	1,000	70
Hill-Rom Holdings	15,300	581
Hologic *	7,600	169
Hospira *	3,100	171
Humana *	28,879	2,020
Idexx Laboratories * (A)	48,699	3,761
Illumina * (A)	42,066	2,948
Immucor *	7,800	154
Intuitive Surgical *	15,243	5,083
Invacare (A)	9,200	286

Description	Shares	Market Value ($ Thousands)

Johnson & Johnson	344,200	$20,394
Kinetic Concepts * (A)	23,400	1,273
Laboratory Corp of America Holdings *	1,250	115
Life Technologies *	14,691	770
McKesson	4,926	389
Medco Health Solutions *	113,884	6,396
Mednax *	1,500	100
Medtronic	203,927	8,025
Merck	419,735	13,855
Mettler Toledo International *	2,150	370
Mylan Laboratories *	7,475	170
Myriad Genetics *	43,500	876
Novo Nordisk ADR (A)	34,000	4,258
Par Pharmaceutical *	7,400	230
Patterson	2,100	68
PerkinElmer	11,750	309
Perrigo (A)	35,300	2,807
Pfizer	1,073,600	21,805
Pharmaceutical Product Development	2,000	55
Quest Diagnostics	1,304	75
St. Jude Medical	5,100	261
Stryker	5,600	341
SXC Health Solutions *	5,000	274
Techne	817	59
Tenet Healthcare *	9,200	68
Thermo Fisher Scientific *	48,000	2,666
UnitedHealth Group	387,866	17,532
Valeant Pharmaceuticals International	1,780	89
Varian Medical Systems *	1,641	111
Warner Chilcott, Cl A (A)	32,000	745
Waters *	26,800	2,329
Watson Pharmaceuticals *	2,900	162
WellPoint	85,366	5,958
Zimmer Holdings *	4,226	256

		226,636

Industrials — 9.3%
3M	87,767	8,206
ABB ADR	192,129	4,648
AGCO *	1,600	88
Alaska Air Group *	14,400	913
Ametek	8,400	368
Babcock & Wilcox *	1,536	51
Boeing	59,022	4,364
Bucyrus International, Cl A	1,500	137
C.H. Robinson Worldwide (A)	2,502	186
Carlisle	1,500	67
Caterpillar	53,172	5,921
Chicago Bridge & Iron	10,200	415
CNH Global	1,600	78
Con-way (A)	3,100	122
Cooper Industries, Cl A	5,300	344
Crane	850	41
CSX	34,862	2,740
Cubic	800	46
Cummins	38,526	4,223
Danaher	76,900	3,991
Deere	19,100	1,851
Delta Air Lines *	8,100	79

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Donaldson	1,900	$116
Dover	15,100	993
Dun & Bradstreet	800	64
DXP Enterprises *	1,500	35
Eaton	22,358	1,239
Emerson Electric	60,188	3,517
Equifax	2,500	97
Expeditors International of Washington	72,400	3,630
Fastenal (A)	2,800	181
FedEx	28,933	2,707
Flowserve	25,984	3,347
Fluor	73,909	5,444
Gardner Denver	27,000	2,107
GATX	1,600	62
General Dynamics	62,506	4,785
General Electric	1,227,955	24,621
Goodrich	34,750	2,972
Graco	1,400	64
Harsco	2,300	81
Hertz Global Holdings * (A)	4,200	66
Honeywell International	13,163	786
Huntington Ingalls Industries *	12,036	500
Illinois Tool Works	3,529	190
Ingersoll-Rand (A)	3,300	159
Iron Mountain	3,625	113
ITT	5,300	318
John Bean Technologies	216	4
Joy Global	2,600	257
KBR	92,200	3,482
Kennametal	15,000	585
L-3 Communications Holdings	33,800	2,647
Lockheed Martin	34,270	2,755
Manitowoc (A)	4,100	90
Manpower	1,700	107
Masco (A)	7,600	106
MSC Industrial Direct, Cl A	2,000	137
Navistar International *	900	62
Norfolk Southern	54,390	3,767
Northrop Grumman	72,217	4,529
Oshkosh Truck *	30,100	1,065
PACCAR	6,134	321
Pall	2,322	134
Parker Hannifin	31,075	2,942
Pentair (A)	2,400	91
Precision Castparts	27,030	3,978
Quanta Services * (A)	173,700	3,896
Raytheon	84,379	4,292
Republic Services	7,345	221
Robert Half International	2,900	89
Rockwell Automation (A)	28,916	2,737
Rockwell Collins	34,169	2,215
Roper Industries	52,090	4,504
RR Donnelley & Sons	126,500	2,393
Shaw Group *	1,550	55
Skywest	821	14
Southwest Airlines	20,700	262
Spirit Aerosystems Holdings, Cl A *	2,400	62
Stericycle * (A)	45,752	4,057
Textron	5,200	142
Timken	30,200	1,579

Description	Shares	Market Value ($ Thousands)

Trimas *	2,600	$56
Trinity Industries	5,700	209
Tyco International	26,611	1,191
Union Pacific	36,837	3,622
United Continental Holdings * (A)	98,651	2,268
United Parcel Service, Cl B	6,411	476
United Technologies	103,943	8,799
URS *	1,700	78
Waste Management	3,618	135
WW Grainger (A)	13,209	1,819

		169,303

Information Technology — 21.5%
Accenture, Cl A	91,059	5,006
Activision Blizzard	29,200	320
Adobe Systems *	405,760	13,455
Advanced Micro Devices * (A)	7,200	62
Advent Software * (A)	2,756	79
Akamai Technologies *	3,000	114
Alliance Data Systems * (A)	1,100	94
Altera (A)	9,400	414
Amdocs *	36,900	1,065
Amphenol, Cl A	72,877	3,964
Analog Devices	2,100	83
Ansys *	63,156	3,422
Apple *	124,939	43,535
Applied Materials	75,500	1,179
Arrow Electronics *	5,000	209
Atheros Communications *	1,792	80
Atmel *	32,700	446
Autodesk *	187,517	8,271
Automatic Data Processing	1,100	56
Avnet *	46,600	1,589
BMC Software *	6,848	341
Broadcom, Cl A	8,400	331
Brooks Automation *	3,700	51
CA	38,097	921
Cadence Design Systems *	11,100	108
Check Point Software Technologies * (A)	67,609	3,452
Cisco Systems	595,225	10,208
Citrix Systems *	141,914	10,425
Cognizant Technology Solutions, Cl A *	80,654	6,565
Computer Sciences	21,400	1,043
Convergys *	7,400	106
CoreLogic	2,100	39
Corning	266,225	5,492
Cypress Semiconductor *	6,250	121
Dell *	3,542	51
Dolby Laboratories, Cl A *	1,235	61
DST Systems	32,000	1,690
eBay *	266,434	8,270
EchoStar, Cl A *	3,100	117
EMC * (A)	451,803	11,995
Equinix *	800	73
F5 Networks *	478	49
Factset Research Systems (A)	900	94
Fidelity National Information Services	6,909	226
First Solar * (A)	11,995	1,929

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Fiserv *	1,300	$82
Flir Systems	1,900	66
Genpact *	175,781	2,545
Global Payments	2,000	98
Google, Cl A *	29,735	17,431
Harris	30,100	1,493
Hewlett-Packard	224,573	9,201
IAC *	45,332	1,400
Ingram Micro, Cl A *	90,100	1,895
Intel	677,340	13,662
Interactive Intelligence *	3,600	139
International Business Machines	93,811	15,298
International Rectifier *	3,500	116
Intuit *	115,637	6,140
IPG Photonics *	1,600	92
JDS Uniphase *	3,700	77
Juniper Networks *	81,567	3,433
Kla-Tencor	1,400	66
Lam Research *	15,100	856
Lender Processing Services	1,632	53
Lexmark International, Cl A *	27,400	1,015
Loral Space & Communications *	800	62
LSI Logic *	204,900	1,393
Marvell Technology Group *	57,600	896
Mastercard, Cl A	50,362	12,677
Maxim Integrated Products (A)	4,600	118
Microchip Technology (A)	2,350	89
Micron Technology * (A)	128,900	1,477
Microsoft	897,536	22,762
Monster Worldwide *	3,200	51
Motorola Solutions *	6,400	286
National Semiconductor	9,100	130
NetApp * (A)	129,163	6,223
Novell *	13,200	78
Novellus Systems *	3,400	126
Nuance Communications *	202,300	3,957
Nvidia *	266,076	4,912
Oracle	471,051	15,719
Polycom *	69,764	3,617
QLogic *	4,200	78
Qualcomm	482,910	26,478
Rackspace Hosting * (A)	45,600	1,954
Rambus * (A)	5,000	99
Red Hat *	36,400	1,652
Research In Motion *	147,110	8,322
Rovi *	3,923	211
Salesforce.com * (A)	45,335	6,056
SanDisk *	56,277	2,594
Seagate Technology *	88,600	1,276
Sina * (A)	35,434	3,793
Symantec *	73,114	1,356
TE Connectivity	12,900	449
Tech Data *	22,300	1,134
Teradata *	63,400	3,214
Teradyne * (A)	9,800	175
Texas Instruments	404,212	13,970
Total System Services	3,100	56
Trimble Navigation *	45,178	2,283
Verigy *	863	12
VeriSign (A)	84,754	3,069

Description	Shares	Market Value ($ Thousands)

Visa, Cl A (A)	104,450	$7,690
Vishay Intertechnology * (A)	81,300	1,442
Vishay Precision Group * (A)	5,807	91
VistaPrint *	1,200	62
VMware, Cl A *	2,000	163
WebMD Health, Cl A *	1,796	96
Western Digital *	36,650	1,367
Xerox	218,428	2,326
Xilinx (A)	2,300	75
Yahoo! *	14,850	247
Zebra Technologies, Cl A *	2,400	94

		388,816

Materials — 3.3%
Air Products & Chemicals	2,850	257
AK Steel Holding (A)	2,313	37
Alcoa (A)	43,800	773
Allegheny Technologies (A)	84,183	5,701
Alpha Natural Resources * (A)	2,600	154
Ashland	23,300	1,346
Ball	19,600	703
Bemis	2,400	79
Cabot	28,400	1,315
Celanese, Ser A	16,800	745
CF Industries Holdings	7,400	1,012
Cliffs Natural Resources	1,800	177
Dow Chemical	104,975	3,963
E.I. Du Pont de Nemours	15,316	842
Eagle Materials	753	23
Eastman Chemical	33,200	3,297
Ecolab	2,400	123
Freeport-McMoRan Copper & Gold, Cl B	191,218	10,622
Greif, Cl A	1,500	98
H.B. Fuller	8,800	189
Huntsman	4,200	73
International Flavors & Fragrances	1,400	87
International Paper	107,000	3,229
Lubrizol	24,400	3,269
Martin Marietta Materials (A)	550	49
MeadWestvaco	7,400	225
Monsanto	47,720	3,448
Mosaic	13,500	1,063
Nalco Holding	115,863	3,164
Newmont Mining	4,000	218
Nucor (A)	18,800	865
OM Group *	2,300	84
Owens-Illinois *	21,200	640
Potash Corp of Saskatchewan	60,015	3,537
PPG Industries	18,100	1,723
Praxair	4,400	447
Reliance Steel & Aluminum	4,700	272
Rock-Tenn, Cl A (A)	13,000	901
RPM International	1,500	36
Sealed Air	6,700	179
Sherwin-Williams (A)	1,700	143
Sigma-Aldrich	2,200	140
Sonoco Products	1,500	54
Southern Copper	4,057	163
Steel Dynamics	17,000	319
Syngenta ADR (A)	60,100	3,917

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

TPC Group *	7,600	$219
United States Steel	1,568	85
Vulcan Materials (A)	1,097	50
Walter Energy	526	71
Westlake Chemical	1,300	73

		60,199

Telecommunication Services — 3.2%
American Tower, Cl A *	146,364	7,585
AT&T	863,487	26,423
CenturyTel (A)	10,568	439
Crown Castle International *	139,900	5,953
MetroPCS Communications * (A)	3,342	54
NII Holdings *	2,900	121
Qwest Communications International	19,518	133
SBA Communications, Cl A *	2,100	83
Telephone & Data Systems	1,900	64
Telephone & Data Systems, Cl L	1,300	38
US Cellular *	26,776	1,379
USA Mobility	4,200	61
Verizon Communications	413,427	15,933
Windstream	8,323	108

		58,374

Utilities — 2.7%
AES *	370,450	4,816
Alliant Energy	35,200	1,370
Ameren (A)	50,300	1,412
American Electric Power	140,900	4,951
American Water Works	16,200	454
Centerpoint Energy	4,900	86
CMS Energy (A)	63,700	1,251
Constellation Energy Group	38,947	1,212
Dominion Resources	10,166	454
DTE Energy	32,800	1,606
Duke Energy	13,844	251
Dynegy, Cl A *	1,360	8
Edison International	99,700	3,648
Energen	35,850	2,263
Entergy	56,748	3,814
Exelon	105,076	4,333
FirstEnergy (A)	3,953	147
GenOn Energy *	160,178	610
Great Plains Energy	3,500	70
Hawaiian Electric Industries (A)	3,200	80
MDU Resources Group	53,900	1,238
National Fuel Gas	1,300	96
NextEra Energy	4,538	250
NiSource	12,500	240
NRG Energy *	45,500	980
NSTAR	7,000	324
NV Energy	36,000	536
OGE Energy	31,874	1,612
Oneok	4,000	268
PG&E	14,666	648
Pinnacle West Capital	25,300	1,083
PPL	17,800	450
Progress Energy	5,500	254
Public Service Enterprise Group	134,900	4,251

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Questar	3,500	$61
Sempra Energy	51,147	2,736
Southern	7,164	273
Southern Union	2,900	83
Wisconsin Energy	2,000	61
Xcel Energy	8,453	202

		48,482

Total Common Stock (Cost $1,357,189) ($ Thousands)		1,750,212

AFFILIATED PARTNERSHIP — 5.0%
SEI Liquidity Fund, L.P. 0. 200% ** †† (B)	93,468,811	89,537

Total Affiliated Partnership (Cost $93,469) ($ Thousands)		89,537

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080% ** ††	57,753,974	57,754

Total Cash Equivalent (Cost $57,754) ($ Thousands)		57,754

U.S. TREASURY OBLIGATIONS (C) — 0.4%
U.S. Treasury Bills
0.174%, 06/30/11	6,834	6,832
0.150%, 06/16/11	520	520

Total U.S. Treasury Obligations (Cost $7,352) ($ Thousands)		7,352

	Number of Rights

RIGHTS — 0.0%
Celgene	6,000	15

Total Rights (Cost $32) ($Thousands)		15

Total Investments — 105.2% (Cost $1,515,796) ($ Thousands)		$1,904,870

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Large Cap Fund

March 31, 2011

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	697	Jun-2011	$984
S&P Mid 400 Index E-MINI	58	Jun-2011	209

			$1,193

For the period ended March 31, 2011, the total number of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,811,426 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This Security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $91,032 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2011 was $89,537 ($Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,750,212	$—	$—	$1,750,212
Affiliated Partnership	—	89,537	—	89,537
Cash Equivalent	57,754	—	—	57,754
U.S. Treasury Obligations	—	7,352	—	7,352
Rights	15	—	—	15

Total Investments in Securities	$1,807,981	$96,889	$—	$1,904,870

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$1,193	$—	$—	$1,193

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Consumer Discretionary — 10.2%
Abercrombie & Fitch, Cl A	12,200	$716
Amazon.com *	43,900	7,908
Apollo Group, Cl A *	17,503	730
Autonation * (A)	8,226	291
Autozone *	3,094	847
Bed Bath & Beyond *	31,233	1,508
Best Buy (A)	39,641	1,139
Big Lots *	7,713	335
Cablevision Systems, Cl A	30,200	1,045
Carmax * (A)	29,700	953
Carnival	54,884	2,105
CBS, Cl B	81,601	2,043
Coach	36,010	1,874
Comcast, Cl A	345,622	8,544
Darden Restaurants	18,413	905
DeVry	6,400	352
DIRECTV, Cl A *	98,000	4,586
Discovery Communications, Cl A * (A)	33,900	1,353
DR Horton	30,449	355
Expedia (A)	28,300	641
Family Dollar Stores	13,822	709
Ford Motor *	464,180	6,921
Fortune Brands	19,119	1,183
GameStop, Cl A * (A)	21,200	478
Gannett (A)	26,647	406
Gap	52,131	1,181
Genuine Parts	20,936	1,123
Goodyear Tire & Rubber *	23,593	353
H&R Block (A)	33,804	566
Harley-Davidson	31,308	1,330
Harman International Industries	9,800	459
Hasbro	15,891	744
Home Depot	201,396	7,464
International Game Technology	32,356	525
Interpublic Group	66,101	831
J.C. Penney (A)	31,480	1,130
Johnson Controls	81,957	3,407
Kohl’s	35,247	1,870
Leggett & Platt	15,154	371
Lennar, Cl A (A)	18,807	341
Limited Brands	35,127	1,155
Lowe’s	173,036	4,573
Macy’s	55,564	1,348
Marriott International, Cl A (A)	37,552	1,336
Mattel	42,618	1,063
McDonald’s	131,070	9,973
McGraw-Hill	36,521	1,439
NetFlix * (A)	5,500	1,305
Newell Rubbermaid	32,747	626
News, Cl A	281,233	4,938
Nike, Cl B	47,494	3,595
Nordstrom	22,602	1,014
Omnicom Group	37,904	1,860
O’Reilly Automotive *	18,400	1,057
Polo Ralph Lauren	8,700	1,076
priceline.com *	6,180	3,130
Pulte Homes * (A)	32,182	238

Description	Shares	Market Value ($ Thousands)

RadioShack	12,125	$182
Ross Stores	16,034	1,140
Scripps Networks Interactive, Cl A	12,300	616
Sears Holdings * (A)	4,765	394
Snap-On	8,153	490
Stanley Black & Decker	21,735	1,665
Staples	92,214	1,791
Starbucks	93,658	3,461
Starwood Hotels & Resorts Worldwide	22,835	1,327
Target	87,419	4,372
Tiffany	16,573	1,018
Time Warner	138,612	4,948
Time Warner Cable, Cl A	43,183	3,081
TJX	48,767	2,425
Urban Outfitters *	17,500	522
VF (A)	11,514	1,135
Viacom, Cl B	74,201	3,452
Walt Disney	234,727	10,114
Washington Post, Cl B (A)	655	287
Whirlpool	10,205	871
Wyndham Worldwide (A)	24,402	776
Wynn Resorts	10,000	1,273
Yum! Brands	56,770	2,917

		157,605

Consumer Staples — 9.9%
Altria Group	261,656	6,811
Archer-Daniels-Midland	77,366	2,786
Avon Products	51,351	1,389
Brown-Forman, Cl B	13,895	949
Campbell Soup (A)	25,875	857
Clorox (A)	18,342	1,285
Coca-Cola	286,653	19,019
Coca-Cola Enterprises	43,617	1,191
Colgate-Palmolive	61,893	4,999
ConAgra Foods	57,852	1,374
Constellation Brands, Cl A *	20,600	418
Costco Wholesale	54,118	3,968
CVS Caremark	167,935	5,764
Dean Foods *	19,500	195
Dr Pepper Snapple Group	26,900	1,000
Estee Lauder, Cl A	13,400	1,291
General Mills	78,182	2,858
Hershey	20,512	1,115
HJ Heinz	41,249	2,014
Hormel Foods	19,400	540
JM Smucker	15,848	1,131
Kellogg	30,567	1,650
Kimberly-Clark	49,999	3,263
Kraft Foods, Cl A	216,098	6,777
Kroger	77,159	1,849
Lorillard	17,976	1,708
McCormick	17,861	854
Mead Johnson Nutrition, Cl A	24,534	1,421
Molson Coors Brewing, Cl B (A)	21,046	987
PepsiCo	196,885	12,681
Philip Morris International	222,865	14,626
Procter & Gamble	349,201	21,511
Reynolds American (A)	44,280	1,573
Safeway	44,046	1,037

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Sara Lee	76,687	$1,355
SUPERVALU (A)	20,197	180
SYSCO (A)	71,320	1,976
Tyson Foods, Cl A	40,490	777
Walgreen	116,344	4,670
Wal-Mart Stores	243,844	12,692
Whole Foods Market (A)	19,300	1,272

		153,813

Energy — 12.9%
Anadarko Petroleum	61,080	5,004
Apache	47,300	6,192
Baker Hughes	54,449	3,998
Cabot Oil & Gas	13,600	720
Cameron International *	30,400	1,736
Chesapeake Energy	82,300	2,759
Chevron	250,278	26,887
ConocoPhillips	177,343	14,163
Consol Energy	26,900	1,443
Denbury Resources * (A)	53,300	1,300
Devon Energy	53,313	4,893
Diamond Offshore Drilling (A)	9,600	746
El Paso	92,994	1,674
EOG Resources	33,644	3,987
EQT	19,900	993
Exxon Mobil	617,798	51,975
FMC Technologies *	15,100	1,427
Halliburton	112,179	5,591
Helmerich & Payne	14,300	982
Hess	36,375	3,099
Marathon Oil	89,056	4,748
Massey Energy (A)	13,600	930
Murphy Oil	24,063	1,767
Nabors Industries *	37,878	1,151
National Oilwell Varco	51,168	4,056
Newfield Exploration *	16,900	1,285
Noble (A)	30,700	1,400
Noble Energy	21,000	2,030
Occidental Petroleum	100,859	10,539
Peabody Energy (A)	32,400	2,331
Pioneer Natural Resources (A)	13,800	1,406
QEP Resources	23,300	945
Range Resources	21,200	1,239
Rowan *	17,497	773
Schlumberger	169,743	15,830
Southwestern Energy * (A)	41,500	1,783
Spectra Energy	81,461	2,214
Sunoco	12,957	591
Tesoro * (A)	20,600	553
Valero Energy	71,208	2,123
Williams	73,465	2,291

		199,554

Financials — 15.4%
ACE	41,100	2,659
Aflac	57,308	3,025
Allstate	67,659	2,150
American Express	129,415	5,850
American International Group * (A)	17,808	626
Ameriprise Financial	31,784	1,942
AON	41,129	2,178

Description	Shares	Market Value ($ Thousands)

Apartment Investment & Management, Cl A †	11,839	$301
Assurant	11,700	451
AvalonBay Communities †	11,208	1,346
Bank of America	1,253,828	16,713
Bank of New York Mellon	151,686	4,531
BB&T (A)	87,097	2,391
Berkshire Hathaway, Cl B *	215,147	17,993
Boston Properties † (A)	18,200	1,726
Capital One Financial	55,162	2,866
CB Richard Ellis Group, Cl A *	38,600	1,031
Charles Schwab (A)	124,527	2,245
Chubb	38,556	2,364
Cincinnati Financial (A)	22,079	724
Citigroup *	3,611,685	15,964
CME Group	8,107	2,445
Comerica (A)	23,583	866
Discover Financial Services	71,630	1,728
E*Trade Financial *	29,443	460
Equity Residential †	35,540	2,005
Federated Investors, Cl B (A)	13,345	357
Fifth Third Bancorp	112,011	1,555
First Horizon National	36,636	411
Franklin Resources	18,415	2,303
Genworth Financial, Cl A *	64,600	869
Goldman Sachs Group	64,556	10,230
Hartford Financial Services Group (A)	53,286	1,435
HCP †	50,700	1,924
Health Care † (A)	22,500	1,180
Host Hotels & Resorts † (A)	86,048	1,515
Hudson City Bancorp	69,400	672
Huntington Bancshares	114,475	760
IntercontinentalExchange *	8,700	1,075
Invesco	55,400	1,416
Janus Capital Group	16,777	209
JPMorgan Chase	494,457	22,794
Keycorp	117,083	1,040
Kimco Realty † (A)	54,200	994
Legg Mason	20,500	740
Leucadia National	26,700	1,002
Lincoln National	41,598	1,250
Loews	37,849	1,631
M&T Bank	15,561	1,377
Marsh & McLennan	68,150	2,032
Marshall & Ilsley	55,770	446
MetLife	130,126	5,821
Moody’s (A)	27,408	929
Morgan Stanley	191,061	5,220
NASDAQ OMX Group * (A)	20,700	535
Northern Trust	29,105	1,477
NYSE Euronext	34,600	1,217
People’s United Financial (A)	51,200	644
Plum Creek Timber † (A)	21,735	948
PNC Financial Services Group	64,175	4,042
Principal Financial Group	38,248	1,228
Progressive	80,068	1,692
Prologis †	73,260	1,171
Prudential Financial	61,066	3,760
Public Storage † (A)	17,528	1,944
Regions Financial	166,663	1,210
Simon Property Group †	37,302	3,997

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

SLM *	65,843	$1,007
State Street	60,991	2,741
SunTrust Banks	67,696	1,952
T. Rowe Price Group	32,208	2,139
Torchmark	11,105	738
Travelers	59,452	3,536
Unum Group	37,352	980
US Bancorp	237,306	6,272
Ventas † (A)	20,800	1,129
Vornado Realty Trust †	19,473	1,704
Wells Fargo	653,863	20,727
Weyerhaeuser †	63,540	1,563
XL Group, Cl A	37,305	918
Zions Bancorporation (A)	23,960	552

		237,590

Health Care — 10.8%
Abbott Laboratories	191,746	9,405
Aetna	48,202	1,804
Agilent Technologies *	43,506	1,948
Allergan	37,366	2,654
AmerisourceBergen (A)	32,692	1,293
Amgen *	116,918	6,249
Baxter International	71,538	3,847
Becton Dickinson	28,262	2,250
Biogen Idec * (A)	30,600	2,246
Boston Scientific *	181,312	1,304
Bristol-Myers Squibb	211,475	5,589
C.R. Bard	10,888	1,081
Cardinal Health	44,355	1,824
CareFusion *	24,177	682
Celgene *	57,400	3,302
Cephalon * (A)	10,200	773
Cerner * (A)	9,500	1,056
Cigna	32,071	1,420
Coventry Health Care *	20,813	664
Covidien	59,700	3,101
DaVita *	11,300	966
Dentsply International	19,800	732
Edwards Lifesciences *	14,300	1,244
Eli Lilly	125,030	4,397
Express Scripts *	64,204	3,571
Forest Laboratories *	37,563	1,213
Genzyme *	30,532	2,325
Gilead Sciences *	99,772	4,234
Hospira *	22,004	1,215
Humana *	19,997	1,399
Intuitive Surgical *	5,120	1,707
Johnson & Johnson	339,082	20,091
Laboratory Corp of America Holdings * (A)	11,963	1,102
Life Technologies *	23,943	1,255
McKesson	30,769	2,432
Medco Health Solutions *	49,716	2,792
Medtronic	133,217	5,242
Merck	383,344	12,654
Mylan Laboratories * (A)	57,411	1,302
Patterson	13,700	441
PerkinElmer	16,740	440
Pfizer	995,776	20,224
Quest Diagnostics	18,824	1,087
St. Jude Medical	41,856	2,146

Description	Shares	Market Value ($ Thousands)

Stryker (A)	41,242	$2,507
Tenet Healthcare *	66,076	492
Thermo Fisher Scientific *	50,043	2,780
UnitedHealth Group	134,547	6,082
Varian Medical Systems *	14,100	954
Waters *	12,297	1,069
Watson Pharmaceuticals * (A)	16,671	934
WellPoint	46,198	3,224
Zimmer Holdings * (A)	23,655	1,432

		166,177

Industrials — 10.9%
3M	87,882	8,217
Avery Dennison	15,215	638
Boeing	92,132	6,811
C.H. Robinson Worldwide (A)	19,900	1,475
Caterpillar	79,797	8,885
Cintas	14,807	448
CSX	46,550	3,659
Cummins	24,140	2,646
Danaher	67,896	3,524
Deere	52,202	5,058
Dover	22,337	1,469
Dun & Bradstreet	6,900	554
Eaton	40,538	2,248
Emerson Electric	92,906	5,428
Equifax	17,225	669
Expeditors International of Washington	26,700	1,339
Fastenal (A)	19,500	1,264
FedEx	38,505	3,602
Flowserve	7,600	979
Fluor	22,444	1,654
General Dynamics	46,526	3,562
General Electric	1,323,674	26,540
Goodrich	14,920	1,276
Honeywell International	96,255	5,747
Huntington Ingalls Industries *	6,187	257
Illinois Tool Works	61,724	3,316
Ingersoll-Rand (A)	40,700	1,966
ITT	24,200	1,453
Jacobs Engineering Group *	16,800	864
Joy Global	12,600	1,245
L-3 Communications Holdings	13,223	1,035
Lockheed Martin	36,194	2,910
Masco (A)	48,568	676
Norfolk Southern	45,126	3,126
Northrop Grumman	37,119	2,328
PACCAR (A)	44,191	2,313
Pall	13,195	760
Parker Hannifin	20,271	1,919
Pitney Bowes (A)	22,475	577
Precision Castparts	17,200	2,532
Quanta Services *	29,300	657
Raytheon	45,768	2,328
Republic Services	40,383	1,213
Robert Half International (A)	19,927	610
Rockwell Automation	16,926	1,602
Rockwell Collins	20,778	1,347
Roper Industries (A)	12,500	1,081
RR Donnelley & Sons	21,011	398
Ryder System	5,854	296

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Southwest Airlines (A)	98,049	$1,239
Stericycle * (A)	11,400	1,011
Textron (A)	36,898	1,010
Tyco International	60,800	2,722
Union Pacific	60,894	5,988
United Parcel Service, Cl B	122,611	9,113
United Technologies	114,432	9,687
Waste Management (A)	60,128	2,245
WW Grainger	6,865	945

		168,461

Information Technology — 17.6%
Adobe Systems *	61,736	2,047
Advanced Micro Devices * (A)	77,663	668
Akamai Technologies *	23,900	908
Altera (A)	38,351	1,688
Amphenol, Cl A	22,900	1,246
Analog Devices	35,699	1,406
Apple *	114,431	39,873
Applied Materials	167,950	2,623
Autodesk *	30,217	1,333
Automatic Data Processing	59,750	3,066
BMC Software *	21,049	1,047
Broadcom, Cl A	58,336	2,297
CA	45,427	1,099
Cisco Systems	689,604	11,827
Citrix Systems *	23,442	1,722
Cognizant Technology Solutions, Cl A *	36,800	2,996
Computer Sciences	20,433	996
Compuware *	23,975	277
Corning	190,778	3,936
Dell *	206,574	2,997
eBay *	141,932	4,405
Electronic Arts *	44,378	867
EMC *	258,640	6,867
F5 Networks *	10,200	1,046
Fidelity National Information Services	35,065	1,146
First Solar * (A)	7,140	1,148
Fiserv *	17,580	1,103
Flir Systems (A)	21,700	751
Google, Cl A *	31,091	18,226
Harris	17,400	863
Hewlett-Packard	269,565	11,044
Intel	680,715	13,730
International Business Machines	151,437	24,695
Intuit *	33,786	1,794
Iron Mountain (A)	27,600	862
Jabil Circuit	20,279	414
JDS Uniphase *	22,956	478
Juniper Networks *	67,300	2,832
Kla-Tencor	22,571	1,069
Lexmark International, Cl A *	7,939	294
Linear Technology	29,894	1,005
LSI Logic *	74,346	506
Mastercard, Cl A	11,800	2,970
MEMC Electronic Materials *	22,700	294
Microchip Technology (A)	24,700	939
Micron Technology *	114,069	1,307
Microsoft	917,893	23,278

Description	Shares	Market Value ($ Thousands)

Molex (A)	13,460	$338
Monster Worldwide * (A)	18,234	290
Motorola Mobility Holdings *	35,588	868
Motorola Solutions *	40,729	1,820
National Semiconductor	33,537	481
NetApp * (A)	43,776	2,109
Novell *	30,389	180
Novellus Systems *	9,127	339
Nvidia *	76,148	1,406
Oracle	481,488	16,067
Paychex (A)	42,456	1,331
Qualcomm	203,732	11,171
Red Hat *	24,900	1,130
SAIC *	39,744	672
Salesforce.com * (A)	15,200	2,030
SanDisk *	29,200	1,346
Symantec *	100,047	1,855
Tellabs	40,599	213
Teradata *	22,368	1,134
Teradyne * (A)	20,807	371
Texas Instruments	143,649	4,965
Total System Services	19,780	356
VeriSign	23,300	844
Visa, Cl A	59,572	4,386
Western Digital *	30,400	1,134
Western Union	78,912	1,639
Xerox	173,606	1,849
Xilinx (A)	34,509	1,132
Yahoo! * (A)	158,238	2,635

		272,076

Materials — 3.6%
Air Products & Chemicals	26,026	2,347
Airgas	12,800	850
AK Steel Holding (A)	11,600	183
Alcoa (A)	128,435	2,267
Allegheny Technologies (A)	13,359	905
Ball	20,482	734
Bemis (A)	11,390	374
CF Industries Holdings	9,390	1,284
Cliffs Natural Resources	16,111	1,583
Dow Chemical	143,275	5,409
E.I. Du Pont de Nemours	115,335	6,340
Eastman Chemical	9,808	974
Ecolab	27,730	1,415
FMC	9,700	824
Freeport-McMoRan Copper & Gold, Cl B	116,636	6,479
International Flavors & Fragrances	10,894	679
International Paper	52,270	1,578
MeadWestvaco	23,615	716
Monsanto	66,448	4,801
Newmont Mining	60,208	3,286
Nucor (A)	37,882	1,743
Owens-Illinois *	17,800	537
PPG Industries	19,745	1,880
Praxair	37,399	3,800
Sealed Air	21,928	585
Sherwin-Williams (A)	12,016	1,009
Sigma-Aldrich (A)	16,136	1,027
Titanium Metals * (A)	9,500	177

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

S & P 500 Index Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

United States Steel (A)	17,026	$918
Vulcan Materials (A)	17,249	787

		55,491

Telecommunication Services — 3.0%
American Tower, Cl A *	48,800	2,529
AT&T	737,040	22,553
CenturyTel (A)	37,792	1,570
Frontier Communications (A)	130,925	1,076
MetroPCS Communications *	36,200	588
Qwest Communications International	208,926	1,427
Sprint Nextel * (A)	357,122	1,657
Verizon Communications	350,998	13,528
Windstream (A)	64,746	833

		45,761

Utilities — 3.1%
AES *	78,190	1,016
Ameren	31,844	894
American Electric Power	60,215	2,116
Centerpoint Energy	56,168	986
CMS Energy (A)	33,492	658
Consolidated Edison	36,333	1,843
Constellation Energy Group	27,199	847
Dominion Resources (A)	72,340	3,233
DTE Energy	22,345	1,094
Duke Energy (A)	160,122	2,906
Edison International	38,953	1,425
Entergy	21,864	1,470
Exelon	80,654	3,326
FirstEnergy (A)	59,110	2,192
Integrys Energy Group	7,834	396
NextEra Energy	50,520	2,785
Nicor	3,925	211
NiSource (A)	37,879	726
Northeast Utilities	23,700	820
NRG Energy *	26,700	575
Oneok	14,300	956
Pepco Holdings (A)	30,800	575
PG&E	47,129	2,082
Pinnacle West Capital	11,549	494
PPL	57,871	1,464
Progress Energy	35,083	1,619
Public Service Enterprise Group	60,930	1,920
SCANA (A)	15,500	610
Sempra Energy	28,965	1,550
Southern	103,235	3,934
TECO Energy	30,312	569
Wisconsin Energy	31,200	952
Xcel Energy	60,319	1,441

		47,685

Total Common Stock (Cost $697,970) ($ Thousands)		1,504,213

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 4.5%
SEI Liquidity Fund, L.P., 0.210% ** †† (B)	72,200,007	$69,569

Total Affiliated Partnership (Cost $72,200) ($ Thousands)		69,569

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.080%** ††	40,549,189	40,549

Total Cash Equivalent (Cost $40,549) ($ Thousands)		40,549

U.S. TREASURY OBLIGATIONS — 0.2%
United States Treasury Bills (C) (D)
0.098%, 04/07/11	$1,400	1,400
0.065%, 05/19/11	2,100	2,100

Total U.S. Treasury Obligations (Cost $3,500) ($ Thousands)		3,500

Total Investments — 104.7% (Cost $814,219) ($ Thousands)		$1,617,831

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	673	Jun-2011	$651

For the period ended March 31, 2011, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $1,544,805 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $70,256 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2011 was $69,569 ($ Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

Cl — Class

L.P. — Limited Partnership

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,504,213	$—	$—	$1,504,213
Affiliated Partnership	—	69,569	—	69,569
Cash Equivalent	40,549	—	—	40,549
U.S. Treasury Obligations	—	3,500	—	3,500

Total Investments in Securities	$1,544,762	$73,069	$—	$1,617,831

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$651	$—	$—	$651

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the six month ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 12.3%
1-800-FLOWERS.COM, Cl A *	7,720	$25
AFC Enterprises *	24,046	364
American Public Education * (A)	20,344	823
Ameristar Casinos (A)	32,040	569
ANN *	1,350	39
Bebe Stores	6,500	38
Belo, Cl A *	22,300	197
Big 5 Sporting Goods	8,600	103
Blue Nile * (A)	1,200	65
Blyth	3,300	107
Body Central *	6,300	146
Brinker International	18,663	472
Brown Shoe	30,900	378
Brunswick (A)	19,009	483
Cabela’s * (A)	21,075	527
California Pizza Kitchen *	11,400	192
Callaway Golf (A)	31,048	212
Carter’s *	6,500	186
Casual Male Retail Group *	40,500	199
Cato, Cl A	19,494	478
CEC Entertainment	13,601	513
Cheesecake Factory *	9,316	280
Chico’s FAS	34,070	508
Childrens Place Retail Stores *	17,105	852
Cooper Tire & Rubber	14,460	372
Cracker Barrel Old Country Store (A)	12,008	590
CROCS *	57,850	1,032
Dana Holding *	43,300	753
Deckers Outdoor *	8,960	772
Denny’s *	25,200	102
Destination Maternity	8,200	189
Domino’s Pizza *	3,100	57
Eastman Kodak * (A)	47,350	153
Entercom Communications * (A)	22,448	247
Exide Technologies *	9,400	105
Finish Line, Cl A	30,900	613
Foot Locker	250	5
Gaylord Entertainment * (A)	24,644	855
Genesco *	10,063	405
HOT Topic	36,800	210
HSN *	13,055	418
Insight Enterprises *	3,981	68
Isle of Capri Casinos *	25,683	244
Jones Group	75,450	1,037
Kirkland’s *	22,932	354
Knology *	10,236	132
Lakeland Industries *	8,800	78
La-Z-Boy, Cl Z *	24,200	231
Libbey *	25,000	413
Life Time Fitness * (A)	25,424	949
Lincoln Educational Services	12,400	197
Maidenform Brands *	4,900	140
MDC Partners, Cl A	29,900	501
Meredith (A)	9,980	339
Meritage Homes * (A)	10,256	248
Monro Muffler (A)	7,350	242
New Frontier Media *	49,300	87
OfficeMax * (A)	25,522	330
Overstock.com * (A)	4,113	65

Description	Shares	Market Value ($ Thousands)

Oxford Industries (A)	18,500	$633
Pacific Sunwear of California *	88,645	320
Penske Auto Group *	15,300	306
PEP Boys-Manny Moe & Jack	41,964	533
PetMed Express (A)	22,100	350
PF Chang’s China Bistro	5,700	263
Pier 1 Imports *	54,300	551
Pinnacle Entertainment *	28,300	386
Polaris Industries (A)	1,000	87
Pool	4,600	111
Pre-Paid Legal Services *	3,600	238
Quiksilver *	113	—
ReachLocal *	12,200	244
Regis (A)	9,700	172
Retail Ventures *	14,900	257
Ruby Tuesday *	26,730	350
Ryland Group	33,859	538
Scholastic	414	11
Sealy *	3,500	9
Shoe Carnival *	800	23
Shuffle Master *	33,700	360
Shutterfly *	32,175	1,685
Sinclair Broadcast Group, Cl A	2,400	30
Skechers U.S.A., Cl A *	10,400	214
Sotheby’s (A)	10,500	552
Stage Stores	29,183	561
Stamps.com	950	13
Steiner Leisure *	4,400	204
Steven Madden *	7,125	334
Stoneridge *	26,750	391
Sturm Ruger (A)	25,880	595
Summit Hotel Properties * †	19,000	189
SuperMedia *	5,900	37
Systemax *	300	4
Talbots *	4,850	29
Tempur-Pedic International *	14,052	712
Tenneco *	16,580	704
Tesla Motors * (A)	8,700	241
Timberland, Cl A *	2,900	120
Titan International (A)	2,250	60
Ulta Salon Cosmetics & Fragrance *	10,200	491
Under Armour, Cl A * (A)	1,100	75
Universal Technical Institute	12,000	233
Valassis Communications *	1,100	32
Warnaco Group *	800	46
Whistler Blackcomb Holdings	12,400	150

		33,733

Consumer Staples — 2.0%
B&G Foods, Cl A	2,500	47
Casey’s General Stores	9,016	352
China-Biotics * (A)	13,000	104
Chiquita Brands International *	57,700	885
Cosan SA Industria e Comercio (Brazil)	8,300	130
Darling International *	25,300	389
Hain Celestial Group * (A)	9,956	321
Heckmann *	9,200	60
J&J Snack Foods	10,390	489
Kulim Malaysia	80,800	89
Mead Johnson Nutrition, Cl A	400	23
Medifast * (A)	4,533	90

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Nu Skin Enterprises, Cl A (A)	8,200	$236
Pantry *	34,900	517
Ruddick (A)	15,179	586
Spartan Stores	31,454	465
TreeHouse Foods * (A)	7,992	455
USANA Health Sciences *	400	14
Viterra, Cl Common Subscription Recei	14,900	180

		5,432

Energy — 8.9%
Approach Resources *	3,800	128
Berry Petroleum, Cl A (A)	29,143	1,470
BPZ Resources * (A)	54,300	288
Brigham Exploration * (A)	13,250	493
CARBO Ceramics (A)	4,500	635
Carrizo Oil & Gas *	12,000	443
Cheniere Energy *	6,370	59
Clayton Williams Energy *	5,550	587
Clean Energy Fuels * (A)	12,200	200
Cloud Peak Energy *	17,600	380
Complete Production Services *	35,331	1,124
Comstock Resources * (A)	48,700	1,507
Contango Oil & Gas *	1,615	102
Crosstex Energy	5,600	56
CVR Energy *	4,100	95
Delek US Holdings (A)	4,900	66
Dril-Quip *	3,500	277
Energy XXI Bermuda *	3,645	124
Exterran Holdings * (A)	2,950	70
Forest Oil *	18,075	684
Frontier Oil	2,650	78
Frontline	2,760	68
GeoMet *	21,900	36
Global Geophysical Services *	6,400	93
Golar LNG	950	24
Goodrich Petroleum * (A)	46,871	1,042
Gulfport Energy *	5,700	206
Helix Energy Solutions Group * (A)	22,827	393
Holly	1,000	61
Houston American Energy (A)	9,124	141
ION Geophysical *	28,100	357
Karoon Gas Australia *	12,166	90
Key Energy Services *	64,198	998
Kodiak Oil & Gas * (A)	86,434	579
Lufkin Industries	4,889	457
Magnum Hunter Resources * (A)	57,265	491
Matrix Service *	17,800	247
McMoRan Exploration * (A)	3,200	57
Natural Gas Services Group *	1,100	19
Newpark Resources *	91,051	716
North American Energy Partners *	24,975	308
Northern Oil And Gas * (A)	13,370	357
Oilsands Quest * (A)	336,400	161
OYO Geospace *	350	34
Panhandle Oil and Gas, Cl A	50	2
Patriot Coal * (A)	10,613	274
Penn Virginia	9,100	154
PetroHawk Energy *	62,853	1,542
Petroleum Development *	5,869	282
Petroquest Energy *	15,000	140

Description	Shares	Market Value ($ Thousands)

Porto Energy *	138,400	$128
Quicksilver Resources *	54,609	781
Rosetta Resources *	450	21
Scorpio Tankers * (A)	93,074	961
Ship Finance International (A)	4,050	84
SM Energy	8,200	608
StealthGas *	20,100	126
Stone Energy *	10,400	347
Superior Energy Services *	100	4
Swift Energy *	4,000	171
Teekay Shipping	2,050	76
Tesoro *	2,729	73
Tetra Technologies *	19,900	306
Tidewater	280	17
Triangle Petroleum *	16,900	140
Unit *	100	6
Uranium Energy * (A)	44,568	178
USEC * (A)	16,200	71
Vaalco Energy *	26,840	208
Vantage Drilling * (A)	82,700	149
Venoco *	12,800	219
W&T Offshore (A)	33,900	773
Warren Resources *	37,500	191
World Fuel Services	8,950	363

		24,196

Financials — 17.3%
Alterra Capital Holdings (A)	9,900	221
American Campus Communities † (A)	5,600	185
American Capital *	15,788	156
American Capital Agency †	12,450	363
American Equity Investment Life Holding	10,700	140
Amtrust Financial Services (A)	16,150	308
Anworth Mortgage Asset †	22,500	160
Associated Banc-Corp (A)	32,135	477
Associated Estates Realty †	27,915	443
Astoria Financial	4,050	58
Banco Latinoamericano de Exportaciones, Cl E	1,950	34
Bancorp *	1,250	12
Bancorp Rhode Island	5,200	161
Bancorpsouth (A)	35,974	556
Berkshire Hills Bancorp (A)	17,805	371
BGC Partners, Cl A (A)	14,700	137
BioMed Realty Trust †	39,185	745
Boston Private Financial Holdings (A)	57,618	407
Brandywine Realty Trust †	31,185	379
Brasil Brokers Participacoes	19,700	101
Calamos Asset Management, Cl A	1,800	30
Campus Crest Communities †	38,200	452
Capstead Mortgage †	21,500	275
Cardinal Financial	19,500	227
Cardtronics *	1,600	32
Cathay General Bancorp	26,000	443
CBL & Associates Properties †	3,350	58
Cedar Shopping Centers †	30,074	181
Centerstate Banks	2,381	17
Chatham Lodging Trust †	8,700	141
Chemical Financial	950	19

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Chimera Investment † (A)	56,200	$223
CNO Financial Group *	19,659	148
CoBiz Financial	24,542	171
Cohen & Steers (A)	1,400	42
Colonial Properties Trust †	14,050	270
Community Bank System	3,800	92
Cowen Group, Cl A * (A)	44,100	177
Crawford, Cl B	300	1
CreXus Investment †	40,200	459
Delphi Financial Group, Cl A	12,100	372
Developers Diversified Realty † (A)	32,342	453
DiamondRock Hospitality †	58,786	657
Dollar Financial * (A)	12,043	250
Duff & Phelps	8,400	134
DuPont Fabros Technology † (A)	23,218	563
Eagle Bancorp *	25,676	361
EastGroup Properties † (A)	2,122	93
Education Realty Trust †	111,342	894
eHealth *	2,700	36
EMC Insurance Group	200	5
Employers Holdings	21,870	452
Encore Bancshares *	12,250	149
Encore Capital Group *	200	5
Endurance Specialty Holdings	500	24
Enterprise Financial Services	101	1
Equity Lifestyle Properties †	2,162	125
Equity One †	2,350	44
ESSA Bancorp (A)	8,486	112
Excel Trust † (A)	33,210	392
FBL Financial Group, Cl A	343	11
FBR Capital Markets *	86,700	310
Financial Engines * (A)	16,200	447
First Cash Financial Services *	672	26
First Commonwealth Financial	4,750	33
First Financial Bancorp	31,140	520
First Midwest Bancorp	1,346	16
First Potomac Realty Trust †	23,305	367
FirstMerit	28,750	490
Flushing Financial	11,400	170
FNB (Pennsylvania)	600	6
Fpic Insurance Group *	9,625	365
Fulton Financial	37,780	420
Gain Capital Holdings *	21,900	168
General Shopping Brasil (Brazil) *	11,700	79
Getty Realty †	3,663	84
Global Indemnity, Cl A *	10,300	226
Gluskin Sheff + Associates	5,300	119
Great American Group *	54,800	16
Greenhill	250	16
Hancock Holding (A)	13,350	438
Hanover Insurance Group	23,405	1,059
Harleysville Group	657	22
Hatteras Financial †	3,350	94
Heartland Financial USA	100	2
Highwoods Properties † (A)	32,102	1,124
Home Bancshares	13,700	312
Home Properties † (A)	5,340	315
Hudson Valley Holding	5,797	128
Infinity Property & Casualty	500	30
Inland Real Estate †	53,687	512
Kennedy-Wilson Holdings * (A)	11,400	124
Knight Capital Group, Cl A *	14,100	189

Description	Shares	Market Value ($ Thousands)

LaSalle Hotel Properties †	17,710	$478
Lexington Realty Trust † (A)	80,577	753
LTC Properties †	15,146	429
Maiden Holdings	31,400	235
MarketAxess Holdings	18,493	448
MB Financial	24,450	512
Meadowbrook Insurance Group	108,113	1,119
Medical Properties Trust †	17,900	207
MF Global Holdings * (A)	9,225	76
MFA Financial †	43,475	357
MGIC Investment * (A)	84,660	753
Mid-America Apartment Communities † (A)	8,796	565
NASB Financial	100	2
National Financial Partners * (A)	26,860	396
National Penn Bancshares	101,341	784
National Retail Properties † (A)	32,280	843
Nelnet, Cl A	11,400	249
Newcastle Investment * †	1,250	8
Northwest Bancshares	15,900	199
Old National Bancorp	38,325	411
Omega Healthcare Investors †	1,100	25
Oppenheimer Holdings, Cl A	200	7
Pacific Continental	19,050	194
PacWest Bancorp (A)	18,405	400
PHH *	200	4
Platinum Underwriters Holdings	14,050	535
Popular *	11,350	33
Post Properties †	16,350	642
Potlatch †	4,977	200
Primus Guaranty *	464	2
ProAssurance *	6,640	421
Prosperity Bancshares	13,225	566
Protective Life	2,600	69
Provident Financial Services (A)	2,400	36
Radian Group (A)	85,230	580
Renasant (A)	11,100	188
RLI (A)	7,080	408
S&T Bancorp	300	6
Safeguard Scientifics *	35,789	728
Sandy Spring Bancorp	22,670	419
SCBT Financial	7,700	256
Seacoast Banking Corp of Florida *	51,084	81
Selective Insurance Group	1,750	30
Senior Housing Properties Trust †	1,950	45
Signature Bank NY *	600	34
Simmons First National, Cl A	6,800	184
Sovran Self Storage †	1,500	59
Starwood Property Trust †	10,000	223
Stifel Financial * (A)	2,346	168
Sunstone Hotel Investors * †	52,030	530
Susquehanna Bancshares	63,440	593
SVB Financial Group *	6,880	392
Synovus Financial (A)	115,940	278
Tanger Factory Outlet Centers †	4,400	115
Taubman Centers †	1,400	75
THL Credit	13,900	190
Titanium Asset Management *	4,111	4
Titanium Asset Management PIPE * (B) (C)	2,000	2
Tower Group	5,846	141
Trustco Bank NY (A)	14,589	87

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Trustmark (A)	19,486	$456
Umpqua Holdings	4,132	47
United Bankshares (A)	505	13
United Financial Bancorp	7,200	119
Uranium Participation *	23,800	161
U-Store-It Trust †	46,100	485
Validus Holdings	9,500	317
ViewPoint Financial Group	23,160	301
Waddell & Reed Financial, Cl A	13,475	547
Walter Investment Management †	1,200	19
Washington Federal	22,630	392
Washington Real Estate Investment Trust † (A)	19,250	599
Webster Financial	23,700	508
Western Alliance Bancorp *	69,612	572
Whitney Holding	39,716	541
Wintrust Financial (A)	20,727	762
World Acceptance * (A)	9,891	645
WSFS Financial	14,526	684
Zions Bancorporation	8,350	193
		47,367

Health Care — 10.3%
Abaxis *	21,750	627
Accuray *	20,000	181
Air Methods * (A)	4,305	289
Alere * (A)	10,600	415
Align Technology * (A)	43,685	895
Alkermes *	7,600	98
Allscripts Healthcare Solutions *	800	17
Almost Family * (A)	1,600	60
Amedisys * (A)	9,575	335
AMERIGROUP *	7,349	472
AMN Healthcare Services *	21,300	184
Amsurg * (A)	10,050	256
Analogic	901	51
Angiodynamics *	1,400	21
Arena Pharmaceuticals * (A)	103,579	144
Ariad Pharmaceuticals *	26,500	199
Arthrocare *	1,100	37
Assisted Living Concepts, Cl A *	6,400	250
Brookdale Senior Living, Cl A *	100	3
Bruker BioSciences * (A)	32,233	672
Cardiome Pharma *	39,634	170
Catalyst Health Solutions *	1,100	61
Cepheid * (A)	3,100	87
Chemed	8,058	537
Chindex International *	100	2
Conmed *	11,010	289
Cooper	9,242	642
Cubist Pharmaceuticals *	3,382	85
Dionex *	1,600	189
Durect *	123,950	446
Emergent Biosolutions *	20,550	497
Emeritus *	100	3
Ensign Group	6,100	195
ePocrates *	15,075	298
eResearchTechnology *	39,850	270
Exactech *	6,100	107
Five Star Quality Care *	50	—
Gen-Probe *	1,150	76
Greatbatch *	11,235	297
Haemonetics *	400	26

Description	Shares	Market Value ($ Thousands)

Halozyme Therapeutics *	12,700	$85
Health Management Associates, Cl A *	70,750	771
Health Net *	250	8
Healthsouth *	800	20
Healthspring *	100	4
HeartWare International * (A)	2,189	187
Hill-Rom Holdings	7,450	283
HMS Holdings *	2,100	172
ICU Medical *	19,995	875
Immucor *	1,200	24
Immunogen * (A)	20,500	186
Impax Laboratories *	38,952	991
Incyte * (A)	14,900	236
Inspire Pharmaceuticals *	39,700	157
InterMune *	800	38
Invacare (A)	24,033	748
Kendle International *	600	6
Kensey Nash *	3,900	97
Kindred Healthcare * (A)	18,467	441
LCA-Vision * (A)	1,300	9
LHC Group *	6,000	180
LifePoint Hospitals *	14,500	583
Magellan Health Services *	24,838	1,219
Masimo	16,793	556
Medical Action Industries *	33,700	283
Medicines *	16,000	261
Medicis Pharmaceutical, Cl A	19,547	626
Medivation * (A)	3,726	70
Mednax *	7,670	511
Meridian Bioscience	3,150	76
Merit Medical Systems *	388	8
Momenta Pharmaceuticals *	1,315	21
Nektar Therapeutics * (A)	2,759	26
Neurocrine Biosciences *	4,681	36
NuVasive * (A)	30,274	766
NxStage Medical *	18,250	401
Omnicell *	4,379	67
Optimer Pharmaceuticals *	12,003	142
Owens & Minor	1,800	58
Par Pharmaceutical *	2,950	92
Parexel International *	19,181	478
PDL BioPharma	75,061	435
Pharmaceutical Product Development	2,307	64
Pharmasset *	2,596	204
Pozen *	56,705	304
Providence Service *	20,810	312
Questcor Pharmaceuticals * (A)	65,025	937
Quidel * (A)	1,600	19
RehabCare Group *	15,700	579
Rigel Pharmaceuticals *	22,600	161
Salix Pharmaceuticals *	22,375	784
Savient Pharmaceuticals * (A)	2,471	26
Select Medical Holdings *	1,781	14
SIGA Technologies * (A)	6,793	82
Sirona Dental Systems *	6,100	306
Spectrum Pharmaceuticals * (A)	8,400	75
STERIS	21,248	734
Sunrise Senior Living * (A)	48,000	573
Symmetry Medical *	6,700	66
Targacept *	12,200	324
Team Health Holdings *	2,913	51

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Theravance * (A)	6,600	$160
Triple-S Management, Cl B *	1,061	22
WellCare Health Plans *	8,790	369
Zoll Medical *	8,452	379

		28,261

Industrials — 16.9%
AAR * (A)	24,209	671
ABM Industries (A)	11,825	300
Acacia Research - Acacia Technologies *	7,535	258
ACCO Brands *	6,020	57
Actuant, Cl A	23,800	690
Advanced Battery Technologies * (A)	10,700	21
Aegean Marine Petroleum Network	59,700	487
AerCap Holdings *	89,703	1,128
Air Transport Services Group *	10,900	92
Aircastle	393	5
Alaska Air Group *	2,100	133
Alexander & Baldwin	9,900	452
Alliant Techsystems	1,035	73
Altra Holdings *	1,550	37
American Science & Engineering	650	60
American Superconductor * (A)	2,450	61
Ameron International	5,340	373
AO Smith	7,767	344
APAC Customer Services *	51,529	310
Apogee Enterprises	814	11
Applied Industrial Technologies	19,300	642
Astec Industries *	150	6
Atlas Air Worldwide Holdings *	6,423	448
Avis Budget Group * (A)	1,631	29
BE Aerospace *	14,600	519
Beacon Roofing Supply * (A)	7,000	143
Belden	16,800	631
Blount International *	6,688	107
BlueLinx Holdings *	682	2
Briggs & Stratton (A)	10,750	243
Brink’s	518	17
Builders FirstSource *	1,012	3
CAE	50	2
CAI International *	13,175	341
Carlisle	4,400	196
Celadon Group *	39,211	637
Cenveo *	6,502	42
Ceradyne *	12,111	546
Clean Harbors *	1,500	148
Coleman Cable *	887	8
Columbus McKinnon *	22,550	416
Consolidated Graphics *	10,611	580
Copa Holdings, Cl A	11,208	592
Corporate Executive Board	9,784	395
Corrections Corp of America *	50	1
CRA International *	8,500	245
Crane	12,137	588
Cubic	17,090	983
Curtiss-Wright	15,937	560
Deluxe	1,400	37
Dolan *	2,600	32
Dollar Thrifty Automotive Group *	3,000	200
Ducommun	200	5

Description	Shares	Market Value ($ Thousands)

Dycom Industries *	30,250	$525
Dynamic Materials	18,349	513
EMCOR Group *	38,474	1,191
Encore Wire	600	15
EnerNOC * (A)	2,400	46
Ennis	1,800	31
EnPro Industries *	2,600	94
ESCO Technologies	12,090	461
Force Protection *	29,000	142
Franklin Electric	2,200	102
FTI Consulting * (A)	18,500	709
G&K Services	18,766	624
Generac Holdings *	6,600	134
General Cable *	1,650	71
Genesee & Wyoming, Cl A *	9,000	524
Geo Group *	33,950	870
Global Defense Technology & Systems *	11,790	286
Global Power Equipment Group *	2,500	69
Gorman-Rupp	100	4
Graco	700	32
GrafTech International * (A)	13,400	276
Granite Construction (A)	5,400	152
Great Lakes Dredge & Dock	22,300	170
Greenbrier * (A)	23,350	663
Griffon *	1,792	23
H&E Equipment Services *	9,400	183
Hawaiian Holdings * (A)	119,425	718
Heico	600	37
Hexcel *	40,825	804
Higher One Holdings * (A)	2,050	30
Huron Consulting Group *	12,000	332
ICF International *	550	11
Innerworkings * (A)	82,157	606
Insituform Technologies, Cl A *	900	24
Interface, Cl A	26,500	490
JetBlue Airways * (A)	26,500	166
Kadant *	18,612	487
Kaman (A)	1,500	53
KAR Auction Services *	344	5
Kaydon	22,305	874
Kelly Services, Cl A *	3,384	73
Keyw Holding * (A)	24,301	298
Kirby *	3,100	177
Knight Transportation	25,700	495
Knoll	5,000	105
Korn/Ferry International *	1,300	29
Kratos Defense & Security Solutions *	15,200	216
LB Foster, Cl A	10,368	447
LSI Industries	494	3
Lydall *	1,300	12
Manitowoc	3,489	76
MasTec *	600	12
Mcgrath Rentcorp	500	14
Meritor * (A)	43,592	740
Metalico *	5,317	33
Michael Baker *	7,182	209
Miller Industries	1,361	22
Mine Safety Appliances	1,900	70
Mistras Group *	2,756	47
Mobile Mini *	31,772	763
Mueller Industries	4,192	153

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Mueller Water Products, Cl A (A)	56,850	$255
MYR Group *	200	5
NACCO Industries, Cl A	2,500	277
Navigant Consulting *	26,200	262
Navistar International *	1,150	80
Nordson	2,000	230
Northwest Pipe *	300	7
Old Dominion Freight Line *	13,081	459
Pacer International *	28,200	148
PMFG *	100	2
Polypore International *	24,533	1,413
PowerSecure International *	2,400	21
Quanex Building Products	32,180	632
Raven Industries	2,928	180
RBC Bearings *	700	27
Regal-Beloit	550	41
Republic Airways Holdings *	35,900	231
Resources Connection	24,525	476
Robbins & Myers	25,385	1,167
Rollins	15,150	308
RSC Holdings * (A)	15,650	225
Rush Enterprises, Cl A *	1,862	37
Ryder System	1,250	63
SeaCube Container Leasing	13,300	213
Shaw Group *	1,400	49
Simpson Manufacturing	11,800	347
Standard Parking *	700	12
Standard Register	1,250	4
Standex International (A)	6,100	231
Sterling Construction *	883	15
Sun Hydraulics	300	13
Swift Transporation, Cl A *	13,900	204
TAL International Group (A)	34,848	1,264
Teleflex	5,000	290
Tennant	4,747	200
Tetra Tech *	18,076	446
Textainer Group Holdings (A)	8,200	305
Titan Machinery * (A)	5,309	134
Tredegar	1,800	39
Trex * (A)	650	21
Trimas *	200	4
Trinity Industries	5,500	202
TrueBlue *	10,100	170
Tutor Perini	19,331	471
United Continental Holdings * (A)	2,350	54
United Rentals * (A)	15,775	525
United Stationers	2,000	142
US Airways Group * (A)	76,800	669
US Ecology	2,100	37
Vitran *	25,580	361
VSE	200	6
Wabash National *	134,592	1,559
Watsco (A)	1,150	80
WESCO International *	1,225	77
Woodward	3,200	110
Xerium Technologies *	300	7

		46,255

Information Technology — 19.2%
ACI Worldwide *	8,000	262
Acme Packet *	15,600	1,107
Adtran	8,890	377
Advent Software * (A)	7,482	215

Description	Shares	Market Value ($ Thousands)

Aeroflex Holding *	20,100	$366
Amkor Technology * (A)	10,500	71
Anadigics *	5,300	24
Ancestry.com *	31,575	1,119
Anixter International	4,950	346
Applied Micro Circuits *	38,200	396
Arris Group *	14,100	180
Aruba Networks * (A)	6,850	232
Aviat Networks *	41,909	217
Avid Technology *	34,217	763
AVX	5,600	83
Benchmark Electronics *	19,130	363
Blackbaud	7,950	217
Blackboard * (A)	1,250	45
Blue Coat Systems *	5,600	158
Brightpoint *	10,950	119
BroadSoft * (A)	25,125	1,198
Brocade Communications Systems *	30,000	184
Cabot Microelectronics *	3,700	193
CACI International, Cl A *	1,100	67
Cadence Design Systems *	1,250	12
Cavium Networks *	300	13
CDC, Cl A *	1,421	4
CDC Software ADR *	46,300	221
Checkpoint Systems *	1,600	36
Ciber *	141,275	947
Ciena * (A)	34,525	896
Cirrus Logic * (A)	30,950	651
Cognex	3,550	100
Coherent *	4,900	285
CommVault Systems *	19,892	793
Comverse Technology *	18,900	142
Constant Contact * (A)	29,831	1,041
CoreLogic	800	15
CSG Systems International *	12,800	255
CTS	4,647	50
Cymer *	3,500	198
Cypress Semiconductor *	2,900	56
Daktronics	2,450	26
Digi International *	29,700	314
Digital River * (A)	23,370	875
Diodes * (A)	16,000	545
DST Systems	100	5
DTS *	4,565	213
Earthlink	67,525	529
Echo Global Logistics * (A)	400	5
EchoStar, Cl A *	100	4
Electro Rent	1,150	20
Electronics for Imaging *	2,300	34
Emulex *	7,200	77
Entegris *	29,250	256
Entropic Communications * (A)	10,200	86
Epicor Software *	1,300	14
Fabrinet *	7,800	157
Fairchild Semiconductor International * (A)	38,721	705
Finisar *	1,000	24
Forrester Research (A)	3,396	130
Fortinet *	1,600	70
GSI Commerce * (A)	1,550	45
Hackett Group *	88,000	338
Heartland Payment Systems (A)	9,950	174

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Hittite Microwave *	8,550	$545
iGate (A)	2,050	39
Imation *	18,248	203
Ingram Micro, Cl A *	3,500	74
Inphi *	20,525	431
Integral Systems *	9,100	111
Integrated Device Technology * (A)	130,891	965
InterDigital (A)	11,400	544
Intermec *	450	5
iSoftstone Holdings ADR *	19,550	362
IXYS *	2,200	30
j2 Global Communications * (A)	31,333	925
JDA Software Group *	25,929	785
KIT Digital * (A)	15,997	193
Knot * (A)	18,300	220
Kulicke & Soffa Industries * (A)	35,646	333
Lattice Semiconductor *	134,400	793
Lawson Software *	35,660	431
LivePerson *	1,800	23
LogMein * (A)	8,000	337
Loral Space & Communications *	1,900	147
LTX-Credence *	18,733	171
Manhattan Associates *	13,600	445
Mantech International, Cl A * (A)	5,550	235
MAXIMUS	8,600	698
MEMC Electronic Materials *	2,800	36
Mentor Graphics *	38,976	570
Methode Electronics	15,494	187
Micrel	1,250	17
Microsemi *	1,450	30
MicroStrategy, Cl A *	3,609	485
Mitel Networks *	35,900	169
MKS Instruments	3,800	127
ModusLink Global Solutions	2,950	16
MoneyGram International *	100	—
Monotype Imaging Holdings *	100	1
Move *	8,600	21
MTS Systems	1,750	80
Multi-Fineline Electronix *	100	3
National Instruments	2,301	75
NCR *	1,700	32
Netgear *	5,800	188
Netlogic Microsystems * (A)	24,315	1,022
Netscout Systems *	12,050	329
NetSuite * (A)	10,331	300
Novatel Wireless * (A)	20,600	113
Novell *	8,700	52
Oclaro *	1,800	21
Omnivision Technologies *	8,000	284
OpenTable * (A)	8,750	931
OSI Systems *	3,500	131
Parametric Technology *	64,781	1,457
Park Electrochemical	14,125	456
Parkervision * (A)	78,100	55
PC Connection *	100	1
Pegasystems (A)	2,530	96
Photronics * (A)	55,279	496
Plantronics	26,650	976
Plexus *	12,600	442
PMC - Sierra *	17,100	128
Power Integrations	6,850	263
Power-One * (A)	56,200	492

Description	Shares	Market Value ($ Thousands)

Progress Software *	3,010	$88
QLIK Technologies *	450	12
Quality Systems (A)	5,096	425
Quantum * (A)	58,331	147
Quest Software *	22,888	581
Rackspace Hosting * (A)	4,250	182
Rambus * (A)	2,300	46
RealD * (A)	9,450	259
Renaissance Learning	100	1
RF Micro Devices *	4,000	26
RightNow Technologies * (A)	5,620	176
Riverbed Technology *	21,772	820
Rogers *	1,150	52
Rosetta Stone * (A)	30,454	402
Rubicon Technology * (A)	26,775	741
Sanmina-SCI *	5,524	62
Sapient *	30,484	349
SAVVIS *	1,650	61
Scansource *	1,922	73
Seachange International *	19,300	183
Silicon Image *	78,300	702
SRA International, Cl A *	1,800	51
Standard Microsystems *	2,450	60
STEC * (A)	2,250	45
SuccessFactors * (A)	6,600	258
Sycamore Networks	34,600	845
Synaptics * (A)	1,050	28
SYNNEX * (A)	2,000	65
Syntel	12,592	658
Taleo, Cl A *	11,575	413
Tech Data *	1,450	74
Tekelec *	700	6
TeleCommunication Systems, Cl A *	100	—
TeleNav *	14,400	171
TeleTech Holdings *	11,453	222
Teradyne * (A)	50,570	901
Terremark Worldwide *	200	4
TIBCO Software *	55,600	1,515
Travelzoo *	1,518	101
TriQuint Semiconductor *	50	1
TTM Technologies *	21,348	388
Ultimate Software Group *	1,457	86
Ultra Clean Holdings *	29,570	306
Unisys * (A)	5,050	158
United Online	17,500	110
Universal Display * (A)	6,350	349
Valueclick * (A)	50,100	724
Vasco Data Security International *	200	3
Veeco Instruments * (A)	1,850	94
VeriFone Holdings *	8,257	454
VistaPrint *	15,773	819
Vocus *	5,200	134
WebMD Health, Cl A *	100	5
Websense *	4,090	94
Zoran *	18,100	188

		52,508

Materials — 6.0%
AK Steel Holding (A)	3,150	50
Allied Nevada Gold *	11,900	422
AM Castle *	500	9

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

AMCOL International	5,993	$216
Aptargroup	3,100	156
Arch Chemicals	700	29
Balchem	1,600	60
Boise	450	4
Carpenter Technology	20,540	877
Clearwater Paper *	6,100	497
Coeur d’Alene Mines *	8,252	287
Contango ORE *	1	—
Cytec Industries	761	41
Ferro *	24,450	406
Georgia Gulf *	136	5
Globe Specialty Metals	69,073	1,572
Golden Star Resources *	31,300	93
Graham Packaging *	11,208	195
H.B. Fuller	4,400	95
Haynes International	10,301	571
Horsehead Holding *	49,326	841
Innophos Holdings	16,093	742
James River Coal * (A)	12,300	297
Koppers Holdings	4,450	190
Materion *	7,200	294
Metals USA Holdings *	3,742	61
Minerals Technologies	7,376	505
Myers Industries	1,949	19
New Gold *	16,300	191
NewMarket	4,322	684
Noranda Aluminum Holding *	17,208	276
Olin	3,104	71
Omnova Solutions *	5,000	39
PolyOne	90,884	1,291
Quaker Chemical	8,541	343
Rockwood Holdings *	4,100	202
Romarco Minerals *	67,000	153
Royal Gold	200	11
RTI International Metals *	28,191	878
Sandstorm Gold *	200,000	185
Schnitzer Steel Industries, Cl A	6,476	421
Schulman A	2,450	61
Sensient Technologies	12,430	445
Silgan Holdings	10,845	414
Solutia *	17,250	438
Spartech *	2,541	18
Stillwater Mining *	8,600	197
Temple-Inland	1,100	26
Universal Stainless & Alloy *	5,300	179
Westlake Chemical	100	6
Worthington Industries (A)	15,811	331
WR Grace *	22,478	861
Zep	100	2

		16,257

Telecommunication Services — 0.8%
Alaska Communications Systems Group (A)	7,800	83
Cogent Communications Group *	12,018	172
Consolidated Communications Holdings	237	5
Fairpoint Communications *	23,600	398
Global Crossing *	5,054	70
Leap Wireless International *	11,800	183
Neutral Tandem *	25,300	373
PAETEC Holding *	65,100	217

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

Shenandoah Telecommunications	2,800	$51
USA Mobility	17,500	253
Vonage Holdings *	60,800	277

		2,082

Utilities — 2.5%
California Water Service Group	3,300	122
Chesapeake Utilities	10,095	420
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	8,000	135
Cleco	29,525	1,012
El Paso Electric *	16,370	498
Idacorp	12,000	457
New Jersey Resources	10,304	442
Nicor	2,400	129
PNM Resources	35,694	533
Portland General Electric	38,795	922
UIL Holdings (A)	29,939	914
Unisource Energy	4,500	163
Vectren	16,576	451
Westar Energy (A)	6,000	158
WGL Holdings	12,760	498

		6,854

Total Common Stock (Cost $210,557) ($ Thousands)		262,945

PREFERRED STOCK — 0.1%
Callaway Golf (B)	600	70
GeoMet *	5,409	65
Grubb & Ellis (B)	800	46
Grubb & Ellis Cumulative *	900	49

Total Preferred Stock (Cost $293) ($ Thousands)		230

CONVERTIBLE BOND — 0.0%

Energy — 0.0%
Rentech CV to 249.2522
4.000%, 04/15/13 (D)	86	79

Total Convertible Bond (Cost $67) ($ Thousands)		79

CORPORATE OBLIGATION — 0.0%

Financials — 0.0%
Scorpio Mining PIPE
7.000%, 05/05/11 (C)	21	20

Total Corporate Obligation (Cost $19) ($ Thousands)		20

	Number of Warrants

WARRANTS — 0.0%
Kulim Malaysia	10,100	—
Oilsands Quest Expires 05/12/11 *	253	—
Sandstorm Gold Expires 2014 *	12,375	5

Total Warrants (Cost $—) ($Thousands)		5

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Fund

March 31, 2011

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 21.2%
SEI Liquidity Fund, L.P., 0.200% ** †† (D)	58,038,580	58,039

Total Affiliated Partnership (Cost $58,039) ($ Thousands)		58,039

CASH EQUIVALENT — 3.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.080%** ††	9,019,026	9,019

Total Cash Equivalent (Cost $9,019) ($ Thousands)		9,019

U.S. TREASURY OBLIGATIONS — 0.6%
U.S. Treasury Bills (E) (F)
0.155%, 06/09/11	$233	233
0.154%, 06/30/11	1,488	1,488

Total U.S. Treasury Obligations (Cost $1,721) ($ Thousands)		1,721

Total Investments — 121.4% (Cost $279,715) ($ Thousands)		$332,058

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	91	Jun-2011	$374

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on Net Assets of $273,426 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $56,406 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities considered restricted. The total value of such securities as of March 31, 2011 was $22 ($ Thousands) and represented 0.01% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan The total market value of such securities as of March 31, 2011 was $58,039 ($Thousands).

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

CV — Convertible

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Ser — Series

Amounts designated as “—” are $0 or has been rounded to $0.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$262,939	$4	$2	$262,945
Preferred Stock	—	230	—	230
Convertible Bond	—	79	—	79
Corporate Obligation	—	—	20	20
Warrants	—	5	—	5
Affiliated Partnership	—	58,039	—	58,039
Cash Equivalent	9,019	—	—	9,019
U.S. Treasury Obligations	—	1,721	—	1,721

Total Investments in Securities	$271,958	$60,078	$22	$332,058

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$374	$—	$—	$374

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is a reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Common Stock	Corporate Obligation
Beginning balance as of October 1, 2010	$6	$19
Accrued discounts/premiums	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(4)	1
Net purchases/sales	—	—
Net transfer in and/or out of Level 3	—	—

Ending balance as of March 31, 2011	$2	$20

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(4)	$1

For the six month ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

9	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.7% ‡

Consumer Discretionary — 8.4%
AFC Enterprises *	47,767	$723
American Eagle Outfitters	90,069	1,431
American Greetings, Cl A (A)	21,400	505
Ameristar Casinos (A)	56,185	997
ANN * (A)	41,897	1,220
Arbitron	11,300	452
Arctic Cat *	25,400	395
Belo, Cl A *	117,345	1,034
Big Lots *	16,200	704
Blyth	6,475	210
Bob Evans Farms (A)	14,000	456
Body Central *	20,300	472
Brown Shoe (A)	89,100	1,089
Callaway Golf (A)	124,926	852
Casual Male Retail Group * (A)	132,600	651
Cato, Cl A	15,700	385
Chico’s FAS	67,675	1,008
Childrens Place Retail Stores *	6,900	344
Coinstar * (A)	19,800	909
Cooper Tire & Rubber	95,982	2,471
Cracker Barrel Old Country Store (A)	3,200	157
CSS Industries	24,100	454
Ethan Allen Interiors (A)	48,593	1,064
Foot Locker	34,400	678
Gaylord Entertainment * (A)	21,235	736
hhgregg * (A)	68,897	922
Insight Enterprises *	34,400	586
International Speedway, Cl A	31,615	942
Jack in the Box * (A)	39,700	900
Jakks Pacific * (A)	39,700	768
Jones Group	129,305	1,778
Journal Communications, Cl A *	107,100	642
Kirkland’s *	40,780	630
Lakeland Industries *	28,551	255
La-Z-Boy, Cl Z *	78,220	747
Libbey *	81,360	1,343
Lincoln Educational Services	22,600	359
Matthews International, Cl A	35,300	1,361
MDC Partners, Cl A	97,000	1,627
Men’s Wearhouse	39,572	1,071
Meredith (A)	51,525	1,748
New Frontier Media *	159,800	283
O’Charleys *	7,000	42
Oxford Industries	12,100	414
Pacific Sunwear of California * (A)	176,070	636
Penske Auto Group * (A)	43,100	863
PEP Boys-Manny Moe & Jack (A)	83,348	1,059
PetMed Express (A)	32,200	511
Pinnacle Entertainment *	56,215	766
Pool	14,800	357
RadioShack	48,800	732
Regis (A)	59,082	1,048
Rent-A-Center	73,400	2,562
Ruby Tuesday * (A)	29,900	392
Ryland Group	22,610	360
Scholastic (A)	25,700	695

Description	Shares	Market Value ($ Thousands)

Scientific Games, Cl A *	71,341	$624
Shoe Carnival *	2,470	69
Sinclair Broadcast Group, Cl A	44,400	557
Skechers U.S.A., Cl A *	4,200	86
Stage Stores	54,700	1,051
Sturm Ruger (A)	28,700	659
Talbots * (A)	121,458	734
Universal Electronics *	7,100	210

		49,786

Consumer Staples — 3.4%
Cal-Maine Foods (A)	44,900	1,325
Casey’s General Stores	28,051	1,094
Central Garden and Pet *	59,320	523
Central Garden and Pet, Cl A *	53,208	490
Chiquita Brands International * (A)	215,500	3,306
Corn Products International	45,588	2,362
Darling International *	29,400	452
Dole Food * (A)	54,444	742
Fresh Del Monte Produce	19,500	509
Ingles Markets, Cl A	31,975	634
J&J Snack Foods	12,890	607
Nash Finch (A)	10,700	406
Pantry *	183,301	2,718
Prestige Brands Holdings *	94,618	1,088
Ruddick (A)	12,800	494
Seneca Foods, Cl A * (A)	20,800	621
Spartan Stores	62,478	924
Universal	32,500	1,415
Village Super Market, Cl A	761	22
Weis Markets	12,900	522

		20,254

Energy — 5.9%
Alon USA Energy (A)	22,900	314
Approach Resources *	12,400	417
Atwood Oceanics *	12,300	571
Berry Petroleum, Cl A (A)	65,450	3,302
BPZ Resources * (A)	87,100	462
Cal Dive International *	90,987	635
Complete Production Services *	25,475	810
Comstock Resources * (A)	48,500	1,501
Delek US Holdings (A)	8,400	114
Forest Oil *	68,900	2,606
GeoMet *	71,040	116
Global Geophysical Services *	20,900	302
Goodrich Petroleum * (A)	101,647	2,259
Gulfmark Offshore, Cl A *	13,500	601
Key Energy Services * (A)	219,472	3,413
Magnum Hunter Resources * (A)	113,745	975
Matrix Service *	55,200	767
Natural Gas Services Group *	3,690	66
Newpark Resources * (A)	130,800	1,028
Northern Oil And Gas * (A)	22,980	614
Parker Drilling * (A)	86,700	599
Patterson-UTI Energy	14,100	414
Penn Virginia	49,100	833
Scorpio Tankers * (A)	188,900	1,949
SEACOR Holdings	9,800	906
SM Energy (A)	16,285	1,208
StealthGas *	65,500	409

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Superior Energy Services *	35,400	$1,452
Swift Energy *	49,149	2,098
Tesoro *	42,300	1,135
Tidewater (A)	11,100	664
USEC * (A)	134,800	593
W&T Offshore (A)	36,100	823
World Fuel Services	21,700	881

		34,837

Financials — 34.9%
1st Source	30,000	601
Abington Bancorp	5,500	67
Advance America Cash Advance Centers	86,400	458
Agree Realty † (A)	16,100	361
Alexandria Real Estate Equities † (A)	27,000	2,105
Alliance Financial	2,500	83
Allied World Assurance Holdings	13,600	853
Alterra Capital Holdings (A)	56,100	1,253
AMB Property † (A)	53,200	1,914
American Assets Trust †	14,000	298
American Campus Communities † (A)	17,900	591
American Capital Agency †	32,010	933
American Equity Investment Life Holding (A)	45,500	597
Ameris Bancorp	16,994	173
Ames National	1,700	32
Anworth Mortgage Asset † (A)	68,800	488
Ashford Hospitality Trust † (A)	49,100	541
Aspen Insurance Holdings (A)	16,000	441
Associated Banc-Corp (A)	63,830	948
Astoria Financial	59,900	861
Bancfirst	4,400	188
Banco Latinoamericano de Exportaciones, Cl E	52,800	922
Bancorp *	15,100	139
Bancorp Rhode Island	18,500	571
Bancorpsouth (A)	43,432	671
Bank of Marin Bancorp (A)	2,200	82
Bank of the Ozarks (A)	10,800	472
BankFinancial	11,100	102
Berkshire Hills Bancorp (A)	40,960	854
BGC Partners, Cl A (A)	77,700	722
BioMed Realty Trust †	51,645	982
BofI Holding *	2,200	34
Boston Private Financial Holdings (A)	292,299	2,067
Boston Properties †	17,600	1,669
Brandywine Realty Trust †	113,240	1,375
Brookfield Asset Management, Cl A	43,100	1,399
Brookline Bancorp	50,900	536
Bryn Mawr Bank	2,400	49
Camden National	14,900	510
Camden Property Trust †	33,571	1,908
Campus Crest Communities †	123,600	1,462
Capital City Bank Group (A)	6,400	81
CapLease †	102,100	560
Capstead Mortgage †	38,400	491

Description	Shares	Market Value ($ Thousands)

Cardinal Financial	70,056	$817
Cathay General Bancorp (A)	133,200	2,271
CBL & Associates Properties † (A)	124,634	2,171
Chatham Lodging Trust †	28,500	463
Chemical Financial	6,000	120
Chimera Investment † (A)	184,100	729
Citizens & Northern	4,300	72
Citizens Republic Bancorp *	61,236	54
City Holding (A)	14,000	495
CNB Financial	3,800	55
CNO Financial Group *	105,500	792
CoBiz Financial	72,447	504
Columbia Banking System	15,000	288
CommonWealth REIT †	18,100	470
Community Bank System (A)	37,600	913
Community Trust Bancorp (A)	8,300	230
CreXus Investment †	93,200	1,064
CVB Financial (A)	125,604	1,169
Danvers Bancorp	3,700	79
Delphi Financial Group, Cl A (A)	39,200	1,204
Douglas Emmett † (A)	181,600	3,405
Duke Realty †	161,900	2,268
DuPont Fabros Technology † (A)	31,470	763
Dynex Capital † (A)	43,600	439
Eagle Bancorp *	56,297	791
East West Bancorp	1,900	42
Education Realty Trust †	235,320	1,890
Employers Holdings (A)	154,676	3,196
Encore Bancshares * (A)	39,990	485
Encore Capital Group *	23,000	545
Endurance Specialty Holdings	56,224	2,745
Enterprise Financial Services	6,400	90
Equity One † (A)	73,911	1,387
Equity Residential †	27,300	1,540
ESB Financial (A)	1,700	25
ESSA Bancorp (A)	28,200	372
Excel Trust † (A)	65,962	778
FBL Financial Group, Cl A (A)	34,600	1,063
FBR Capital Markets *	284,100	1,017
Federated Investors, Cl B (A)	54,194	1,450
Financial Institutions	6,100	107
First Bancorp (A)	11,500	157
First BanCorp * (A)	1,880	9
First Busey	31,300	159
First Commonwealth Financial	88,000	603
First Community Bancshares	10,700	152
First Defiance Financial	2,900	41
First Financial	5,800	193
First Financial Bancorp	79,379	1,325
First Financial Holdings	28,456	322
First Horizon National (A)	97,178	1,089
First Interstate Bancsystem, Cl A	12,600	171
First Merchants	28,200	233
First Midwest Bancorp	126,019	1,486
First of Long Island	2,100	58
First Potomac Realty Trust †	45,990	724
FirstMerit (A)	137,779	2,351
Flagstar Bancorp *	5,240	8
Flushing Financial	68,400	1,019
FNB (Pennsylvania) (A)	153,000	1,613

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Forest City Enterprises, Cl A * (A)	109,979	$2,071
Fpic Insurance Group *	16,600	629
German American Bancorp	700	12
GFI Group	104,300	523
Glacier Bancorp (A)	13,100	197
Global Indemnity, Cl A *	33,500	736
Great American Group *	181,900	55
Great Southern Bancorp (A)	4,800	103
Hancock Holding (A)	87,212	2,864
Hanover Insurance Group	24,445	1,106
Hatteras Financial †	43,600	1,226
HCP †	69,400	2,633
Heartland Financial USA	4,600	78
Hercules Technology Growth Capital	45,600	502
Heritage Financial *	7,000	99
Highwoods Properties † (A)	49,480	1,732
Home Bancshares	59,650	1,357
Home Properties †	7,030	414
Horace Mann Educators	99,228	1,667
Hospitality Properties Trust †	34,300	794
Host Hotels & Resorts † (A)	118,810	2,092
Hudson Pacific Properties †	9,000	132
Hudson Valley Holding	7,560	166
IBERIABANK (A)	30,573	1,838
Independent Bank (A)	10,600	286
Infinity Property & Casualty (A)	41,289	2,456
International Bancshares (A)	62,800	1,152
Investors Bancorp *	41,000	610
Kaiser Federal Financial Group	3,075	38
Kennedy-Wilson Holdings * (A)	34,400	374
Lakeland Bancorp	11,235	117
Lakeland Financial	8,400	191
LaSalle Hotel Properties †	35,180	950
Lexington Realty Trust † (A)	105,110	983
Mack-Cali Realty †	24,400	827
Maiden Holdings	101,800	762
MainSource Financial Group (A)	66,007	661
MarketAxess Holdings	36,737	889
MB Financial	36,500	765
Meadowbrook Insurance Group	304,428	3,151
Merchants Bancshares	2,200	58
Meridian Interstate Bancorp *	4,600	65
Metro Bancorp *	10,900	135
MFA Financial †	309,287	2,536
MGIC Investment * (A)	58,800	523
Mid-America Apartment Communities †	38,405	2,466
Midsouth Bancorp	1,800	26
MidWestOne Financial Group	2,000	30
Montpelier Re Holdings (A)	23,800	421
Nara Bancorp *	40,800	392
NASB Financial	300	5
National Bankshares (A)	2,300	66
National Financial Partners * (A)	53,350	787
National Penn Bancshares	312,674	2,420
National Retail Properties † (A)	34,320	897
NBT Bancorp	19,200	438
Nelnet, Cl A	83,500	1,823
NewAlliance Bancshares (A)	47,100	699
Northrim BanCorp	1,100	21

Description	Shares	Market Value ($ Thousands)

Northwest Bancshares	52,875	$663
OceanFirst Financial	37,650	525
Ocwen Financial * (A)	57,700	636
Old National Bancorp	90,820	974
OmniAmerican Bancorp *	5,300	84
Oriental Financial Group	41,300	518
Orrstown Financial Services	3,100	87
Pacific Continental	6,700	68
PacWest Bancorp (A)	96,452	2,098
Park National (A)	6,849	458
Peapack Gladstone Financial	2,715	36
Pebblebrook Hotel Trust †	31,300	693
Pennsylvania Real Estate Investment Trust † (A)	42,600	608
Peoples Bancorp	5,200	63
PHH * (A)	21,700	472
Pico Holdings *	30,300	911
Pinnacle Financial Partners * (A)	36,600	605
Platinum Underwriters Holdings	91,534	3,487
Plum Creek Timber † (A)	78,400	3,419
Porter Bancorp	1,486	12
Potlatch † (A)	10,200	410
Presidential Life	13,900	132
PrivateBancorp, Cl A (A)	40,500	619
ProAssurance *	47,819	3,030
Prosperity Bancshares (A)	53,365	2,282
Provident Financial Services (A)	45,900	679
Public Storage †	17,600	1,952
Radian Group (A)	152,900	1,041
RAIT Financial Trust † (A)	29,400	72
Regency Centers † (A)	48,200	2,096
Reinsurance Group of America, Cl A	23,235	1,459
Renasant (A)	49,800	846
Republic Bancorp, Cl A	50,170	977
Rockville Financial *	4,702	49
S&T Bancorp (A)	23,500	507
Safeguard Scientifics *	71,088	1,447
Safety Insurance Group	9,700	447
Sandy Spring Bancorp	53,501	988
Saul Centers †	18,209	811
SCBT Financial	28,100	935
Selective Insurance Group	26,700	462
Sierra Bancorp	37,700	421
Signature Bank NY * (A)	13,395	755
Simmons First National, Cl A	24,400	661
Simon Property Group †	19,818	2,124
Southside Bancshares (A)	29,743	636
Southwest Bancorp	26,500	376
StanCorp Financial Group (A)	12,100	558
Starwood Property Trust †	32,800	731
State Bancorp	7,500	78
StellarOne	12,200	173
Sterling Bancorp, Cl N	21,300	213
Sterling Bancshares	1,100	9
Stewart Information Services (A)	1,600	17
Stifel Financial * (A)	7,692	552
Suffolk Bancorp (A)	4,800	101
Susquehanna Bancshares	85,200	797
SVB Financial Group *	26,770	1,524
SWS Group (A)	79,800	484
SY Bancorp (A)	4,600	116

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Synovus Financial (A)	235,460	$565
TCF Financial (A)	89,577	1,421
Terreno Realty † (A)	8,000	138
Territorial Bancorp	6,200	124
Texas Capital Bancshares *	2,300	60
THL Credit	45,800	626
Tompkins Financial, Cl US (A)	5,970	248
Trico Bancshares (A)	8,300	135
Trustco Bank NY (A)	60,500	359
Trustmark	42,300	991
UDR †	74,500	1,816
UMB Financial	20,800	777
Umpqua Holdings (A)	29,200	334
Union First Market Bankshares	7,800	88
United Bankshares (A)	7,500	199
United Financial Bancorp	31,100	513
Validus Holdings	46,100	1,536
Ventas † (A)	15,600	847
Verde Realty PIPE * (B)	21,100	356
ViewPoint Financial Group	76,040	989
Virginia Commerce Bancorp * (A)	18,600	107
Vornado Realty Trust †	23,697	2,073
Walter Investment
Management †	34,600	558
Washington Banking	9,200	130
Washington Federal	39,090	678
Washington Real Estate
Investment Trust † (A)	31,000	964
Washington Trust Bancorp	5,400	128
Waterstone Financial *	3,300	10
Webster Financial (A)	84,615	1,813
WesBanco	15,300	317
West Bancorporation	5,800	46
West Coast Bancorp * (A)	69,900	243
Westamerica Bancorporation (A)	2,200	113
Western Alliance Bancorp *	61,500	506
Whitney Holding	93,000	1,267
Wilshire Bancorp (A)	46,100	226
Wintrust Financial (A)	5,800	213
WSFS Financial	40,729	1,918
Zions Bancorporation (A)	83,855	1,934

		205,911

Health Care — 5.3%
Accuray *	64,790	585
Alere * (A)	34,200	1,339
AMN Healthcare Services *	78,000	675
Amsurg *	59,335	1,510
Assisted Living Concepts, Cl A *	20,800	814
Brookdale Senior Living, Cl A *	91,200	2,554
Cambrex *	110,700	609
Conmed *	63,370	1,665
Continucare *	139,100	744
Cross Country Healthcare *	15,600	122
Cubist Pharmaceuticals *	21,000	530
Enzon Pharmaceuticals * (A)	41,000	447
eResearchTechnology *	73,200	496
Exactech *	20,374	358
Greatbatch *	22,315	590
Healthsouth *	47,272	1,181
ICON ADR *	19,976	431

Description	Shares	Market Value ($ Thousands)

ICU Medical *	27,800	$1,217
Immucor *	9,000	178
Invacare (A)	27,014	841
Kindred Healthcare * (A)	40,300	962
Kinetic Concepts *	11,100	604
Magellan Health Services *	34,305	1,684
Medical Action Industries *	109,100	916
Medicis Pharmaceutical, Cl A	17,100	548
Mednax *	11,460	763
Metropolitan Health Networks * (A)	141,300	668
Par Pharmaceutical *	32,500	1,010
Patterson	36,749	1,183
PDL BioPharma (A)	64,700	375
PharMerica *	72,800	833
Providence Service *	63,050	945
RehabCare Group *	50,800	1,873
Skilled Healthcare Group, Cl A *	73,300	1,055
Symmetry Medical *	21,600	212
Universal American Financial	37,800	866

		31,383

Industrials — 16.3%
Acuity Brands (A)	3,100	182
Aegean Marine Petroleum Network (A)	191,200	1,560
Air Transport Services Group *	35,600	301
Aircastle	104,000	1,255
Alamo Group	17,000	467
Alaska Air Group *	16,100	1,021
Alexander & Baldwin (A)	19,665	898
Allegiant Travel, Cl A	1,500	66
Ameron International	10,605	740
Ampco-Pittsburgh	27,200	750
Astec Industries *	28,500	1,063
BE Aerospace *	24,234	861
Beacon Roofing Supply * (A)	22,500	461
Belden	64,932	2,438
Brady, Cl A	34,200	1,221
Briggs & Stratton	36,296	822
Celadon Group *	25,900	420
Clean Harbors *	12,127	1,197
Columbus McKinnon *	64,200	1,185
Comfort Systems USA	75,400	1,061
Consolidated Graphics *	11,500	628
Courier	25,688	359
CRA International *	16,800	484
Cubic	15,155	871
Deluxe (A)	35,500	942
EMCOR Group *	101,035	3,129
EnPro Industries * (A)	27,900	1,013
ESCO Technologies	24,015	916
Force Protection *	90,500	443
FTI Consulting * (A)	107,100	4,105
G&K Services	93,455	3,107
Gardner Denver	12,929	1,009
Genco Shipping & Trading * (A)	21,500	231
Generac Holdings *	21,400	434
Geo Group *	110,000	2,820
Global Defense Technology & Systems *	22,983	557

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Global Power Equipment
Group * (A)	7,890	$217
GrafTech International * (A)	19,300	398
Granite Construction (A)	55,400	1,557
Hawaiian Holdings * (A)	293,785	1,766
IDEX	29,588	1,292
Interface, Cl A	64,815	1,198
JetBlue Airways * (A)	85,800	538
Kadant *	76,863	2,013
Kaydon	85,370	3,346
Kirby *	17,700	1,014
LB Foster, Cl A	19,560	843
Mistras Group *	7,200	124
Mueller Industries	25,900	949
NACCO Industries, Cl A	7,400	819
Navigant Consulting *	82,110	820
Orion Marine Group * (A)	132,602	1,424
Quad *	20,900	889
Quanex Building Products (A)	79,590	1,563
Republic Airways Holdings * (A)	137,900	887
Robbins & Myers	25,395	1,168
Ryder System	29,500	1,493
School Specialty * (A)	117,755	1,684
Skywest	40,400	683
Spirit Aerosystems Holdings, Cl A * (A)	50,100	1,286
Standex International	15,300	580
Swift Transporation, Cl A *	45,100	663
SYKES Enterprises *	76,600	1,514
TAL International Group (A)	55,365	2,008
Teledyne Technologies *	63,027	3,259
Teleflex (A)	51,309	2,975
Terex * (A)	38,749	1,435
Tetra Tech *	71,142	1,757
Towers Watson, Cl A	58,979	3,271
Trinity Industries	17,900	656
Triumph Group (A)	15,206	1,345
TrueBlue *	27,900	469
Tutor Perini	81,700	1,990
US Airways Group * (A)	243,700	2,122
VSE	13,900	413
Wabash National *	135,100	1,564
Watts Water Technologies, Cl A (A)	30,414	1,162
WESCO International * (A)	20,605	1,288
Woodward	27,400	947

		96,406

Information Technology — 12.3%
Adtran	17,660	750
Aeroflex Holding *	65,400	1,191
Arris Group *	40,900	521
Arrow Electronics *	34,200	1,432
Avid Technology *	46,403	1,035
Benchmark Electronics *	63,200	1,199
Black Box	12,300	432
Brightpoint *	70,400	763
Brocade Communications Systems *	255,422	1,571
CACI International, Cl A *	45,252	2,775
CDC Software ADR *	151,600	723
Ciber *	190,200	1,274

Description	Shares	Market Value ($ Thousands)

Coherent *	38,240	$2,222
Comtech Telecommunications	41,881	1,138
CSG Systems International *	34,100	680
CTS	41,000	443
Diebold (A)	76,628	2,717
Digi International *	96,200	1,016
Digital River * (A)	118,790	4,446
Earthlink (A)	297,905	2,333
Emulex *	152,528	1,627
Entegris *	88,300	774
Fair Isaac	19,500	616
Fairchild Semiconductor International * (A)	75,300	1,371
Hackett Group *	284,900	1,094
Imation *	30,500	340
Integrated Device Technology * (A)	181,160	1,335
Intermec * (A)	149,443	1,613
Intersil, Cl A (A)	70,400	877
j2 Global Communications * (A)	33,790	997
Jack Henry & Associates	17,500	593
Lattice Semiconductor *	41,400	244
Lawson Software * (A)	261,932	3,169
Lexmark International, Cl A *	32,100	1,189
Littelfuse	22,614	1,291
LTX-Credence *	21,466	196
Manhattan Associates *	41,900	1,371
Mantech International, Cl A * (A)	30,700	1,301
MicroStrategy, Cl A *	15,600	2,098
Multi-Fineline Electronix *	30,200	852
Orbotech *	39,700	510
Parametric Technology *	110,205	2,479
Photronics * (A)	117,200	1,051
Plantronics	13,800	506
Power-One * (A)	68,600	600
Progress Software *	35,750	1,040
Pulse Electronics (A)	63,300	383
Radisys *	49,600	430
RF Micro Devices *	99,900	640
Rosetta Stone * (A)	7,800	103
Rudolph Technologies *	66,100	723
SRA International, Cl A *	34,300	973
SYNNEX * (A)	16,300	534
Synopsys *	55,725	1,541
Tech Data *	19,100	971
TNS *	61,189	953
Ultra Clean Holdings * (A)	88,335	913
Ultratech *	42,400	1,247
United Online (A)	88,200	556
Varian Semiconductor Equipment Associates *	3,400	166
Websense * (A)	43,500	999
Xyratex *	131,975	1,475
Zebra Technologies, Cl A *	41,273	1,620
Zoran *	48,400	503

		72,525

Materials — 5.0%
Aptargroup	14,266	715
Buckeye Technologies	44,000	1,198
Cytec Industries	21,329	1,160
Eagle Materials	9,700	293

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Glatfelter	51,600	$688
Globe Specialty Metals	66,000	1,502
Graham Packaging *	16,900	295
H.B. Fuller	80,800	1,736
Huntsman	55,407	963
Innophos Holdings	40,905	1,886
Innospec *	39,900	1,274
Minerals Technologies	24,850	1,703
Myers Industries	44,400	441
Neenah Paper	34,100	749
NewMarket	9,000	1,424
OM Group *	55,048	2,011
Packaging Corp of America	39,005	1,127
PolyOne	118,995	1,691
Quaker Chemical	14,400	578
RTI International Metals *	88,529	2,758
Schweitzer-Mauduit International	29,879	1,512
Sensient Technologies	66,510	2,384
Silgan Holdings (A)	21,540	821
Stepan	9,583	695

		29,604

Telecommunication Services — 0.7%
Atlantic Telegraph-Network	17,500	651
Cincinnati Bell * (A)	162,800	436
Fairpoint Communications *	76,360	1,288
Neutral Tandem *	97,300	1,435
Premiere Global Services *	11,000	84
USA Mobility	37,600	545

		4,439

Utilities — 4.5%
AGL Resources	57,812	2,303
Allete	32,100	1,251
Avista	20,800	481
California Water Service Group	10,700	398
Chesapeake Utilities	20,056	835
Cleco	78,640	2,697
El Paso Electric *	41,400	1,259
Great Plains Energy (A)	140,724	2,817
Idacorp	33,629	1,281
Nicor	7,800	419
NorthWestern (A)	32,700	991
Portland General Electric	278,098	6,610
South Jersey Industries (A)	12,351	691
Southwest Gas (A)	6,900	269
UIL Holdings (A)	51,410	1,569
Vectren	31,500	857
Westar Energy (A)	23,996	634
WGL Holdings	25,345	988

		26,350

Total Common Stock (Cost $458,210) ($ Thousands)		571,495

EXCHANGE TRADED FUND — 0.2%
iShares Russell 2000 Index Fund (A)	17,190	1,447

Total Exchange Traded Fund (Cost $1,384) ($ Thousands)		1,447

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

PREFERRED STOCK — 0.0%

Energy — 0.0%
GeoMet *	17,765	$213

Total Preferred Stock (Cost $174) ($ Thousands)		213

	Number of Warrants

WARRANTS — 0.0%
Washington Mutual Expires 2050 (C)	27,042	24

Total Warrants (Cost $—) ($Thousands)		24

AFFILIATED PARTNERSHIP — 22.6%
SEI Liquidity Fund, L.P., 0.200% ** †† (D)	137,345,313	133,381

Total Affiliated Partnership (Cost $137,345) ($ Thousands)		133,381

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.080%** ††	20,499,056	20,499

Total Cash Equivalent (Cost $20,499) ($ Thousands)		20,499

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills (E) (F)
0.167%, 06/30/11	$1,173	1,172
0.150%, 06/16/11	1,029	1,029

Total U.S. Treasury Obligations (Cost $2,201) ($ Thousands)		2,201

	Number of Rights

RIGHTS — 0.0%
Ligand Pharma Expires 01/05/12	108,850	—

Total Rights (Cost $—) ($Thousands)		—

Total Investments — 123.4% (Cost $619,813) ($ Thousands)		$729,260

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	117	Jun-2011	$445

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Value Fund

March 31, 2011

Percentages are based on Net Assets of $590,801 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security (see Note 5).

(A)	This security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $133,869 ($ Thousands)

(B)	Securities considered restricted. The total value of such securities as of March 31, 2011 was $356 ($ Thousands) and represented 0.06% of Net Assets.

(C)	This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2011 was $133,381 ($ Thousands).

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(F)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$571,139	$—	$356	$571,495
Exchange Traded Fund	1,447	—	—	1,447
Preferred Stock	—	213	—	213
Rights	—	—	—	—
Warrants	24	—	—	24
Affiliated Partnership	—	133,381	—	133,381
Cash Equivalent	20,499	—	—	20,499
U.S. Treasury Obligations	—	2,201	—	2,201

Total Investments in Securities	$593,109	$135,795	$356	$729,260

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$445	$—	$—	$445

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2010	$398
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(42)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2011	$356

Changes in unrealized gains (losses included in earnings to securities still held at reporting date	$(42)

For the six month period ended March 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.6% ‡

Consumer Discretionary — 15.6%
1-800-FLOWERS.COM, Cl A *	16,500	$54
American Axle & Manufacturing Holdings *	21,851	275
American Public Education * (A)	46,129	1,866
Ameristar Casinos (A)	1,600	28
ANN *	18,260	532
Bebe Stores	16,400	96
Belo, Cl A *	54,000	476
Big 5 Sporting Goods (A)	12,100	144
Blue Nile * (A)	6,254	338
Bon-Ton Stores (A)	9,293	144
Brinker International	33,337	843
Brown Shoe	23,496	287
Brunswick (A)	45,100	1,147
Buffalo Wild Wings *	946	51
Cabela’s * (A)	46,875	1,172
California Pizza Kitchen *	33,800	571
Capella Education * (A)	6,200	309
Cato, Cl A	20,406	500
Cheesecake Factory *	25,084	755
Childrens Place Retail Stores * (A)	16,000	797
Chipotle Mexican Grill, Cl A * (A)	1,400	381
Cooper Tire & Rubber	16,360	421
Cracker Barrel Old Country Store (A)	24,609	1,209
CROCS *	146,225	2,609
Dana Holding *	120,000	2,087
Deckers Outdoor *	23,376	2,014
Denny’s * (A)	121,200	492
Dick’s Sporting Goods *	20,220	809
Domino’s Pizza *	39,749	733
DSW, Cl A * (A)	1,800	72
Eastman Kodak * (A)	64,100	207
Entercom Communications * (A)	1,500	16
Exide Technologies *	19,900	223
Finish Line, Cl A	85,000	1,687
Fossil *	4,500	421
Gentex	572	17
Goodyear Tire & Rubber *	1,500	22
Grand Canyon Education * (A)	3,544	51
Guess?	2,500	98
Harman International Industries	3,300	155
Hibbett Sports *	2,600	93
HSN *	37,945	1,215
Insight Enterprises *	10,150	173
Interval Leisure Group *	4,200	69
Jarden	50,365	1,792
Kirkland’s *	9,498	147
Knology *	19,664	254
Libbey *	2,200	36
Liberty Media - Capital, Ser A *	4,100	302
Life Time Fitness * (A)	56,476	2,107
Lithia Motors, Cl A	500	7
Live Nation * (A)	122,985	1,230
Maidenform Brands *	14,600	417
Meritage Homes * (A)	58,570	1,413
Monro Muffler (A)	27,450	905
National CineMedia	69,875	1,305

Description	Shares	Market Value ($ Thousands)

NVR *	1,560	$1,179
Overstock.com * (A)	4,406	69
Oxford Industries (A)	30,300	1,036
PetMed Express (A)	30,600	485
PetSmart	29,275	1,199
PF Chang’s China Bistro (A)	12,200	564
Phillips-Van Heusen	3,600	234
Pier 1 Imports *	143,700	1,459
Polaris Industries (A)	3,000	261
Pre-Paid Legal Services * (A)	8,900	587
Quiksilver *	291,805	1,290
ReachLocal * (A)	27,400	548
Retail Ventures *	42,300	730
Saks * (A)	246,715	2,790
Shuffle Master *	74,900	800
Shutterfly *	79,325	4,154
Sirius XM Radio * (A)	64,600	107
Sotheby’s (A)	21,190	1,115
Stamps.com	4,019	54
Steven Madden *	15,850	744
Stoneridge *	56,925	832
Sturm Ruger (A)	54,020	1,241
SuperMedia * (A)	13,400	84
Talbots * (A)	218,845	1,322
Tempur-Pedic International *	41,880	2,122
Tenneco *	23,030	978
Timberland, Cl A *	12,600	520
Tractor Supply (A)	28,478	1,705
True Religion Apparel * (A)	52,980	1,243
Tupperware Brands	417	25
Ulta Salon Cosmetics & Fragrance *	25,792	1,241
Under Armour, Cl A * (A)	9,500	647
Universal Technical Institute	21,000	408
Valassis Communications *	1,900	55
Warnaco Group *	10,698	612
Williams-Sonoma	4,000	162
Winnebago Industries * (A)	4,600	62
Zumiez * (A)	93,695	2,476

		70,714

Consumer Staples — 1.0%
B&G Foods, Cl A	10,400	195
Darling International *	64,400	990
Heckmann *	9,600	63
J&J Snack Foods	8,100	381
Lancaster Colony (A)	34,698	2,103
Medifast * (A)	25,367	501
Nash Finch	4,588	174
Nu Skin Enterprises, Cl A (A)	14,500	417
USANA Health Sciences *	700	24

		4,848

Energy — 8.4%
Arch Coal (A)	2,800	101
Brigham Exploration * (A)	39,390	1,465
CARBO Ceramics (A)	20,800	2,935
Carrizo Oil & Gas *	26,675	985
Cheniere Energy * (A)	12,500	116
Clayton Williams Energy *	14,300	1,512
Clean Energy Fuels * (A)	14,100	231
Cloud Peak Energy *	35,900	775
Complete Production Services *	5,600	178

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Comstock Resources * (A)	107,529	$3,327
Contango Oil & Gas *	4,085	258
Core Laboratories	500	51
Crosstex Energy	11,600	115
Delek US Holdings (A)	4,965	67
Dresser-Rand Group * (A)	26,715	1,432
Dril-Quip *	11,200	885
Energy XXI Bermuda *	18,810	641
Frontline	13,753	341
Goodrich Petroleum * (A)	94,269	2,095
Gulf Island Fabrication	3,717	120
Gulfport Energy *	10,800	390
Holly	4,400	267
Houston American Energy (A)	25,200	388
Infinity Bio-Energy *	741,494	—
ION Geophysical * (A)	72,700	923
Kodiak Oil & Gas * (A)	19,100	128
L&L Energy * (A)	7,760	54
McMoRan Exploration * (A)	5,500	97
North American Energy Partners *	55,500	684
Northern Oil And Gas *	600	16
PetroHawk Energy *	139,684	3,428
Petroquest Energy *	31,900	299
Quicksilver Resources *	121,344	1,737
Rosetta Resources *	300	14
RPC (A)	10,150	257
Scorpio Tankers *	77,290	798
Ship Finance International (A)	11,500	238
SM Energy	3,500	260
Stone Energy *	27,500	918
Targa Resources	43,325	1,570
Tesoro * (A)	14,200	381
Tetra Technologies *	24,200	373
Vaalco Energy * (A)	79,560	617
Venoco *	39,600	677
W&T Offshore (A)	87,900	2,003
Western Refining * (A)	1,214	21
World Fuel Services	88,062	3,576

		37,744

Financials — 5.3%
Alexander’s †	300	122
American Capital *	36,400	360
American Equity Investment Life Holding	28,500	374
Bank of Hawaii (A)	1,000	48
BGC Partners, Cl A (A)	25,300	235
CapitalSource	147,990	1,042
Cardtronics *	89,879	1,829
Cash Store Financial Services	74,705	1,082
CNO Financial Group *	45,400	341
Credit Acceptance * (A)	18,271	1,292
DuPont Fabros Technology † (A)	3,027	74
E*Trade Financial *	8,900	139
EastGroup Properties † (A)	3,378	149
Eaton Vance	38,945	1,256
eHealth * (A)	4,300	57
Equity Lifestyle Properties †	3,438	198
FBL Financial Group, Cl A	2,500	77
Financial Engines * (A)	61,171	1,686
First Cash Financial Services *	1,028	40

Description	Shares	Market Value ($ Thousands)

Home Properties † (A)	2,800	$165
Jones Lang LaSalle	18,875	1,883
LPL Investment Holdings * (A)	53,395	1,912
MarketAxess Holdings	129,232	3,128
MGIC Investment * (A)	188,169	1,673
Mid-America Apartment Communities †	5,749	369
MSCI, Cl A *	31,677	1,166
National Health Investors † (A)	2,300	110
Nelnet, Cl A	7,700	168
Omega Healthcare Investors † (A)	1,700	38
Portfolio Recovery Associates *	3,300	281
Potlatch †	4,623	186
Protective Life	13,200	350
Signature Bank NY *	4,900	277
Stifel Financial *	2,033	146
Susquehanna Bancshares	15,000	140
SVB Financial Group *	21,470	1,222
Tanger Factory Outlet Centers †	13,200	346
Titanium Asset Management PIPE * (B) (C)	140,900	127
Tower Group	7,054	170
Value Creation * (C)	145,600	180
Washington Real Estate Investment Trust † (A)	3,100	96

		24,534

Health Care — 14.9%
Abaxis *	49,473	1,427
Abiomed *	15,800	230
Achillion Pharmaceuticals *	115,125	823
Air Methods * (A)	12,795	860
Align Technology * (A)	95,225	1,950
Alkermes *	8,700	113
Almost Family * (A)	2,800	105
Amedisys * (A)	19,525	683
AMERIGROUP *	3,031	195
Analogic	556	31
Ariad Pharmaceuticals * (A)	74,500	560
ATHENAHEALTH INC * (A)	45,640	2,060
Bruker BioSciences * (A)	96,914	2,021
Cardiome Pharma * (A)	88,692	380
Catalyst Health Solutions *	38,520	2,154
Cepheid * (A)	19,107	535
Chemed	23,633	1,574
Computer Programs & Systems	3,554	228
Conceptus * (A)	80,815	1,168
Corvel *	2,473	132
Cubist Pharmaceuticals * (A)	7,218	182
Dionex *	5,514	651
Durect *	275,853	993
Emergent Biosolutions *	57,200	1,382
ePocrates *	33,525	664
eResearchTechnology *	24,400	165
Exact Sciences *	8,518	63
Exelixis *	6,600	74
Five Star Quality Care *	5,300	43
Gen-Probe *	18,800	1,247
Haemonetics *	18,260	1,197
Halozyme Therapeutics * (A)	19,900	134

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Health Management Associates, Cl A *	36,342	$396
Health Net *	12,200	399
Healthsouth *	28,822	720
Healthspring *	1,100	41
HeartWare International * (A)	26,806	2,293
Hill-Rom Holdings	13,500	513
HMS Holdings *	5,300	434
Human Genome Sciences *	1,800	49
Idenix Pharmaceuticals *	3,100	10
Immucor *	23,366	462
Immunogen * (A)	32,100	291
Impax Laboratories *	57,400	1,461
Incyte * (A)	95,275	1,510
Inspire Pharmaceuticals *	77,900	308
InterMune *	3,200	151
Landauer	73	5
Magellan Health Services *	1,600	79
Masimo	37,341	1,236
Medicines *	27,500	448
Medicis Pharmaceutical, Cl A	11,820	379
Medivation * (A)	6,374	119
Meridian Bioscience	21,301	511
Momenta Pharmaceuticals *	2,600	41
MWI Veterinary Supply *	18,582	1,499
Myriad Genetics *	44,970	906
National Healthcare	3,306	154
Nektar Therapeutics * (A)	22,791	216
Neogen *	3,100	128
Neurocrine Biosciences * (A)	46,069	350
NPS Pharmaceuticals *	7,527	72
NuVasive * (A)	67,268	1,703
NxStage Medical * (A)	51,100	1,123
Obagi Medical Products * (A)	10,733	136
Omeros *	2,500	20
Omnicare (A)	45,980	1,379
Omnicell *	100,886	1,538
Optimer Pharmaceuticals * (A)	18,697	221
Orthofix International *	1,594	52
Owens & Minor	18,671	606
Parexel International *	37,079	923
PDL BioPharma (A)	283,437	1,644
Pharmacyclics * (A)	8,600	51
Pharmasset *	9,204	724
Pozen *	126,182	677
Providence Service *	11,542	173
PSS World Medical * (A)	60,490	1,642
Questcor Pharmaceuticals * (A)	168,575	2,429
Rural *	3,300	56
Salix Pharmaceuticals *	90,140	3,158
Savient Pharmaceuticals * (A)	8,429	89
Seattle Genetics * (A)	62,350	971
Select Medical Holdings *	13,371	108
Sequenom *	1,268	8
SIGA Technologies * (A)	13,807	167
Sirona Dental Systems *	15,984	802
Spectrum Pharmaceuticals * (A)	34,700	309
STERIS	43,052	1,487
Sunrise Senior Living * (A)	122,100	1,457
SXC Health Solutions *	4,300	236
Targacept *	32,500	864
Team Health Holdings *	11,100	194

Description	Shares	Market Value ($ Thousands)

Techne	26,965	$1,931
Theravance * (A)	10,300	250
Triple-S Management, Cl B *	3,238	67
United Therapeutics *	500	34
Universal American Financial	2,200	50
Zoll Medical *	18,800	842

		67,326

Industrials — 16.9%
AAR *	2,000	55
Acacia Research - Acacia Technologies *	36,221	1,239
ACCO Brands *	36,557	349
Actuant, Cl A	16,153	468
Acuity Brands (A)	11,117	650
Advanced Battery Technologies * (A)	58,000	113
AerCap Holdings *	199,360	2,506
Alaska Air Group *	3,200	203
Albany International, Cl A	3,900	97
Allegiant Travel, Cl A (A)	1,000	44
Alliant Techsystems	400	28
Altra Holdings *	7,300	172
American Science & Engineering	2,800	259
American Superconductor * (A)	7,500	187
APAC Customer Services *	65,471	393
Applied Industrial Technologies	25,900	862
Armstrong World Industries	7,065	327
Badger Meter	1,235	51
Barnes Group (A)	62,379	1,302
Belden	21,800	819
Blount International *	16,238	259
BlueLinx Holdings *	1,700	6
Brady, Cl A	4,024	144
Briggs & Stratton (A)	26,476	600
Brink’s	5,500	182
CAI International *	29,275	757
Celadon Group *	70,120	1,139
Cenveo *	32,630	213
Clean Harbors * (A)	2,200	217
Coleman Cable * (A)	4,388	39
Consolidated Graphics *	9,400	514
Copa Holdings, Cl A	24,918	1,316
Copart *	34,610	1,500
Corporate Executive Board	21,734	877
Corrections Corp of America *	13,000	317
CoStar Group * (A)	40,810	2,558
Cubic	24,183	1,391
Curtiss-Wright	1,995	70
Dolan *	7,500	91
Dollar Thrifty Automotive Group *	4,500	300
Dynamic Materials	40,650	1,136
Encore Wire	1,600	39
EnerNOC * (A)	15,000	287
EnPro Industries * (A)	2,700	98
Franklin Electric	10,200	471
Gardner Denver	21,070	1,644
GenCorp *	17,480	105
General Cable *	5,000	216
Genesee & Wyoming, Cl A *	4,030	234

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Geo Group *	1,000	$26
Gorman-Rupp	800	31
GrafTech International * (A)	15,800	326
Greenbrier *	3,300	94
Griffon *	4,300	56
Hawaiian Holdings * (A)	28,900	173
Heico (A)	2,200	138
Hexcel *	63,425	1,249
Higher One Holdings * (A)	3,000	43
Horizon Lines, Cl A (A)	139,671	119
Huron Consulting Group *	26,675	739
IHS, Cl A *	14,525	1,289
Innerworkings * (A)	182,615	1,348
Insperity	11,487	349
Interface, Cl A	133,705	2,472
Kadant *	900	24
Kaman (A)	21,798	767
Kaydon	17,300	678
Kelly Services, Cl A * (A)	9,900	215
Keyw Holding * (A)	54,021	663
Knight Transportation	57,200	1,101
Knoll	14,300	300
Landstar System	42,200	1,928
LB Foster, Cl A	2,900	125
LSI Industries	1,700	12
Manitowoc (A)	15,400	337
Meritor * (A)	74,000	1,256
Metalico * (A)	43,499	271
Michael Baker *	1,518	44
Miller Industries	2,200	36
Mine Safety Appliances (A)	11,100	407
Mistras Group *	3,350	57
Mobile Mini *	70,617	1,696
Mueller Industries	13,600	498
MYR Group *	300	7
NACCO Industries, Cl A	6,700	741
Navigant Consulting *	3,300	33
Nordson	16,410	1,888
Omega Flex *	100	1
Pacer International *	63,200	332
Polypore International * (A)	62,425	3,594
Quanex Building Products	25,500	501
Raven Industries	8,472	520
RBC Bearings *	6,300	241
Resources Connection	136,055	2,638
Ritchie Bros. Auctioneers (A)	67,835	1,909
Rollins	78,692	1,597
Simpson Manufacturing	31,900	940
Standard Parking *	91,325	1,622
Sterling Construction *	1,304	22
Sun Hydraulics	3,500	151
TAL International Group	51,800	1,879
Teledyne Technologies *	5,229	270
Tennant (A)	9,053	381
Tetra Tech *	2,500	62
Textainer Group Holdings	3,700	137
Timken	1,200	63
Titan Machinery * (A)	11,476	290
TransDigm Group *	18,970	1,590
Tredegar	8,379	181
TrueBlue *	9,600	161
Tutor Perini	8,072	197

Description	Shares	Market Value ($ Thousands)

United Rentals * (A)	32,725	$1,089
United Stationers	10,798	767
US Ecology	3,300	57
Vitran *	57,198	806
VSE	600	18
Wabash National *	85,050	985
Wabtec	23,670	1,606
Watsco (A)	9,230	643
Watts Water Technologies, Cl A	1,300	50
WESCO International * (A)	26,350	1,647
Woodward	6,983	241

		75,568

Information Technology — 30.3%
ACI Worldwide *	32,755	1,074
Acme Packet *	40,400	2,867
Actuate *	28,296	147
Adtran	11,641	494
Advanced Energy Industries *	6,900	113
Advent Software * (A)	52,212	1,497
Amkor Technology * (A)	61,856	417
Anadigics *	42,400	190
Ancestry.com * (A)	96,875	3,434
Anixter International	17,946	1,254
AOL *	64,849	1,267
Applied Micro Circuits *	59,700	620
Ariba *	9,000	307
Arris Group *	12,700	162
Aruba Networks * (A)	17,353	587
AsiaInfo-Linkage * (A)	50,795	1,100
Atmel *	242,110	3,300
AVX	11,400	170
Blackbaud	30,400	828
Blackboard * (A)	48,667	1,764
Blue Coat Systems *	22,620	637
Brightpoint *	68,241	740
BroadSoft * (A)	55,750	2,659
Brooks Automation *	6,100	84
Cabot Microelectronics *	2,249	118
Ceva *	125,695	3,360
Ciber *	183,500	1,230
Ciena * (A)	76,750	1,992
Cirrus Logic * (A)	82,900	1,743
Cognex	8,209	232
Coherent *	8,400	488
CommVault Systems *	47,570	1,897
Constant Contact * (A)	67,709	2,363
CSG Systems International *	26,000	518
CTS	13,304	144
Cypress Semiconductor *	13,100	254
Daktronics	15,830	170
DG FastChannel * (A)	42,480	1,369
Diodes * (A)	13,087	446
DTS *	45,790	2,135
Earthlink	40,071	314
Echo Global Logistics * (A)	1,900	25
Emulex *	14,422	154
Entegris * (A)	64,100	562
Entropic Communications * (A)	34,400	291
Epicor Software *	4,600	51
Euronet Worldwide *	83,177	1,608
Finisar * (A)	14,700	362

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Forrester Research (A)	5,404	$207
Fortinet * (A)	10,800	475
Gartner *	49,905	2,080
GSI Commerce * (A)	2,600	76
Heartland Payment Systems (A)	39,508	693
Hittite Microwave *	26,616	1,697
iGate (A)	21,600	405
Ingram Micro, Cl A *	18,400	387
Inphi *	46,065	968
InterDigital (A)	29,500	1,407
International Rectifier *	56,535	1,869
iSoftstone Holdings ADR *	43,400	803
IXYS *	22,166	298
j2 Global Communications * (A)	47,825	1,411
Jack Henry & Associates	4,500	152
Kenexa *	6,600	182
Kulicke & Soffa Industries * (A)	53,700	502
Lattice Semiconductor *	339,100	2,001
Lawson Software *	33,300	403
Lexmark International, Cl A *	8,052	298
LogMein * (A)	29,600	1,248
Loral Space & Communications *	4,600	357
LTX-Credence *	30,366	277
Manhattan Associates *	23,800	779
MAXIMUS	21,500	1,745
Methode Electronics	75,474	912
Micrel	25,574	345
MicroStrategy, Cl A *	17,478	2,350
MIPS Technologies * (A)	19,394	203
MKS Instruments	12,800	426
Multi-Fineline Electronix *	10,155	287
National Instruments	10,300	337
Netlogic Microsystems * (A)	54,022	2,270
Netscout Systems *	41,646	1,138
NetSuite * (A)	22,992	669
Oclaro * (A)	9,500	109
Omnivision Technologies *	27,900	991
OpenTable * (A)	39,800	4,233
Parametric Technology *	53,000	1,192
Park Electrochemical	18,175	586
Pegasystems (A)	19,169	727
Photronics * (A)	14,100	126
Plantronics	64,984	2,380
Plexus *	5,225	183
Power Integrations	16,900	648
Power-One * (A)	115,600	1,011
Progress Software *	4,789	139
PROS Holdings *	93,734	1,366
QLIK Technologies * (A)	49,675	1,292
Quality Systems (A)	17,763	1,480
Quantum * (A)	73,900	186
Quest Software *	101,462	2,576
Rackspace Hosting * (A)	18,900	810
Rambus * (A)	18,300	362
RealD * (A)	21,000	575
RF Micro Devices *	90,041	577
RightNow Technologies * (A)	24,164	756
Riverbed Technology *	75,763	2,853
Rofin-Sinar Technologies *	5,564	220
Rogers *	454	20
Rosetta Stone * (A)	67,643	894

Description	Shares	Market Value ($ Thousands)

Rubicon Technology * (A)	61,975	$1,715
Sanmina-SCI *	31,400	352
SAVVIS *	1,700	63
Scansource *	10,290	391
Silicon Image *	198,000	1,776
Solera Holdings	1,000	51
Sonus Networks *	13,600	51
SS&C Technologies Holdings *	87,500	1,787
Standard Microsystems *	6,706	165
STEC * (A)	6,400	129
SuccessFactors * (A)	14,900	582
Sycamore Networks	76,925	1,879
Synaptics * (A)	6,154	166
SYNNEX * (A)	4,300	141
Syntel	41,114	2,147
Taleo, Cl A *	25,875	922
Tech Data *	7,600	387
TeleTech Holdings *	27,547	534
Teradyne * (A)	103,125	1,837
Tessera Technologies *	9,357	171
TIBCO Software *	105,800	2,883
Travelzoo * (A)	5,200	346
Trimble Navigation *	27,195	1,374
TTM Technologies *	19,500	354
Ultimate Software Group *	4,143	243
Ultra Clean Holdings *	3,000	31
Unisys * (A)	8,657	270
United Online (A)	56,761	358
Universal Display * (A)	11,900	655
Valueclick * (A)	97,278	1,407
Vasco Data Security International *	19,352	266
Veeco Instruments * (A)	24,981	1,270
VeriFone Holdings *	20,450	1,124
VirnetX Holding	3,724	74
VistaPrint * (A)	84,041	4,362
Vocus *	88,106	2,278
Volterra Semiconductor *	8,761	218
Websense * (A)	4,910	113
Wright Express *	3,200	166
Zoran *	10,100	105

		136,630

Materials — 5.4%
AEP Industries *	200	6
AK Steel Holding (A)	7,000	111
Allied Nevada Gold *	26,100	926
Alpha Natural Resources *	3,500	208
Balchem	10,900	409
Carpenter Technology	7,000	299
Clearwater Paper *	14,600	1,188
Compass Minerals International (A)	2,000	187
Ferro *	63,400	1,052
Georgia Gulf *	3,400	126
Globe Specialty Metals	110,600	2,517
Golden Star Resources *	58,500	174
Graham Packaging *	22,500	392
H.B. Fuller	15,057	323
Haynes International	23,681	1,313
Horsehead Holding *	109,625	1,869
Innophos Holdings	12,587	580

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

James River Coal * (A)	27,600	$667
KMG Chemicals (A)	1,600	31
Koppers Holdings	19,898	850
Kraton Performance Polymers *	2,200	84
Materion *	17,900	730
Metals USA Holdings *	4,000	66
Minerals Technologies	900	62
Nalco Holding	41,730	1,140
Neenah Paper	6,127	135
NewMarket	8,628	1,365
Omnova Solutions *	6,300	50
PolyOne	75,145	1,068
Rock-Tenn, Cl A (A)	7,438	516
Rockwood Holdings *	14,400	709
Schulman A	5,303	131
Solutia *	62,144	1,578
Stillwater Mining *	20,457	469
STR Holdings * (A)	27,350	525
Walter Energy	1,600	217
Wausau Paper	10,201	78
Westlake Chemical	6,500	365
Worthington Industries (A)	3,600	75
WR Grace *	67,631	2,590
Zep	2,100	36

		25,217

Telecommunication Services — 0.8%
Alaska Communications Systems Group (A)	18,200	194
Cogent Communications Group *	23,095	330
Global Crossing * (A)	20,671	288
SBA Communications, Cl A *	26,155	1,038
Shenandoah Telecommunications	4,300	78
USA Mobility	39,300	569
Vonage Holdings * (A)	202,300	922

		3,419

Total Common Stock (Cost $331,732) ($ Thousands)		446,000

	Number of Warrants

WARRANTS — 0.0%
Rentech
Expires 04/25/12 * (C)	19,400	—
Titanium Asset Management
Expires 06/21/11 * (C)	147,800	—

Total Warrants (Cost $—) ($Thousands)		—

AFFILIATED PARTNERSHIP — 28.5%
SEI Liquidity Fund, L.P., 0.200% ** †† (D)	132,260,747	129,129

Total Affiliated Partnership (Cost $132,261) ($ Thousands)		129,129

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.080%** ††	9,494,348	$9,494

Total Cash Equivalent (Cost $9,494) ($ Thousands)		9,494

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills (F) (E)
0.175%, 06/30/11	$897	897
0.150%, 06/16/11	716	716

Total U.S. Treasury Obligations (Cost $1,613) ($ Thousands)		1,613

Total Investments — 129.6% (Cost $475,100) ($ Thousands)		$586,236

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	75	Jun-2011	$291

For the period ended March 31, 2011, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for the derivative type during the period.

Percentages are based on Net Assets of $452,501 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

‡	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $128,837 ($ Thousands).

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Securities considered restricted. The total value of such securities as of March 31, 2011 was $307 ($ Thousands) and represented 0.07% of Net Assets.

(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2011 was 129,129 ($Thousands).

(E)	The rate reported is the effective yield at the time of purchase.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

PIPE — Private Investment in Public Entity

Amounts	designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Small Cap Growth Fund

March 31, 2011

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$445,693	$180	$127	$446,000
Cash Equivalent	9,494	—	—	9,494
U.S. Treasury Obligations	—	1,613	—	1,613
Affiliated Partnership	—	129,129	—	129,129
Warrants	—	—	—	—

Total Investments in Securities	$445,187	$130,922	$127	$586,236

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$291	$—	$—	$291

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The following is reconciliation on the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Common Stock
Beginning balance as of October 1, 2010	$403
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(276)
Net purchases/sales	—
Net transfer in and/or out of Level 3	—

Ending balance as of March 31, 2011	$127

Changes in unrealized gains (losses) included in earnings related to securities still held at reporting date	$(276)

For the six month ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.5%

Consumer Discretionary — 14.6%
1-800-FLOWERS.COM, Cl A *	3,876	$13
Aeropostale * (A)	2,250	55
AFC Enterprises * (A)	30,297	458
American Axle & Manufacturing Holdings *	3,800	48
American Eagle Outfitters	54,462	865
American Greetings, Cl A (A)	18,000	425
Amerigon * (A)	3,300	50
Ameristar Casinos (A)	19,720	350
ANN * (A)	15,793	460
Apollo Group, Cl A *	11,793	492
Arbitron	800	32
Ascent Media, Cl A *	1,500	73
Autoliv (A)	7,400	549
Autonation * (A)	1,400	50
Bally Technologies * (A)	3,100	117
Belo, Cl A *	26,735	236
Big Lots *	28,950	1,257
Biglari Holdings *	90	38
BJ’s Restaurants * (A)	1,500	59
Blue Nile * (A)	950	51
Bon-Ton Stores (A)	100	2
BorgWarner * (A)	4,300	343
Boyd Gaming * (A)	3,600	34
Bridgepoint Education *	48,092	822
Brinker International	15,400	390
Brown Shoe (A)	2,700	33
Brunswick (A)	21,930	558
Buffalo Wild Wings *	7,600	414
Build-A-Bear Workshop * (A)	2,700	16
Cabela’s * (A)	8,400	210
Cablevision Systems, Cl A	12,050	417
Callaway Golf (A)	28,552	195
Capella Education * (A)	700	35
Carmax * (A)	3,100	100
Carter’s * (A)	2,200	63
Cato, Cl A (A)	9,700	238
CBS, Cl B	9,550	239
Central European Media Enterprises, Cl A *	700	15
Cheesecake Factory * (A)	12,770	384
Chico’s FAS (A)	51,635	769
Childrens Place Retail Stores * (A)	3,980	198
Chipotle Mexican Grill, Cl A *	1,200	327
Christopher & Banks (A)	2,500	16
Cinemark Holdings (A)	23,660	458
Coinstar *	11,367	522
Columbia Sportswear (A)	7,400	440
Cooper Tire & Rubber (A)	36,142	930
Cracker Barrel Old Country Store (A)	7,608	374
CROCS * (A)	22,450	400
Deckers Outdoor *	100	9
Dick’s Sporting Goods *	24,937	997
Dillard’s, Cl A (A)	3,400	136
DineEquity *	800	44
Dollar Tree *	2,700	150
Domino’s Pizza * (A)	26,335	485

Description	Shares	Market Value ($ Thousands)

Domino’s Pizza UK & IRL	53,591	$368
DR Horton	4,800	56
DreamWorks Animation SKG, Cl A *	600	17
DSW, Cl A * (A)	10,300	412
Eastman Kodak * (A)	10,950	35
Estacio Participacoes	32,060	527
Ethan Allen Interiors (A)	12,208	267
Expedia	17,151	389
Express	23,520	460
Foot Locker (A)	2,900	57
Fortune Brands	648	40
Fossil *	6,100	571
GameStop, Cl A *	13,051	294
Gannett	14,400	219
Gap (A)	17,872	405
Gaylord Entertainment *	33,311	1,155
Genesco * (A)	8,000	322
Gentex	13,511	409
Goodyear Tire & Rubber *	6,100	91
Group 1 Automotive (A)	1,200	51
Guess?	7,792	307
Hanesbrands *	29,640	801
Harley-Davidson	15,568	662
Harman International Industries	14,014	656
Harte-Hanks	1,800	21
Helen of Troy *	2,400	70
hhgregg * (A)	15,749	211
HOT Topic	6,800	39
Hyatt Hotels, Cl A *	13,417	577
Iconix Brand Group * (A)	1,300	28
Insight Enterprises * (A)	18,607	317
Intercontinental Hotels Group ADR (A)	19,950	414
International Game Technology	24,054	390
International Speedway, Cl A	8,127	242
Interpublic Group	113,232	1,423
Isle of Capri Casinos *	3,300	31
ITT Educational Services * (A)	700	51
Jakks Pacific *	12,500	242
Jarden	2,100	75
Jones Group	42,622	586
Journal Communications, Cl A * (A)	39,400	236
K12 * (A)	1,000	34
KB Home (A)	5,300	66
Kenneth Cole Productions, Cl A *	1,600	21
Kirkland’s *	13,370	206
Lamar Advertising, Cl A * (A)	1,300	48
Las Vegas Sands *	3,893	164
Leggett & Platt	2,000	49
Lennar, Cl A (A)	2,600	47
Liberty Media - Capital, Ser A *	700	52
Life Time Fitness * (A)	800	30
Limited Brands	400	13
Lincoln Educational Services	10,300	164
Live Nation *	59,416	594
LKQ *	33,649	811
Lodgenet Entertainment * (A)	7,900	29
Lululemon Athletica * (A)	2,200	196

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Lumber Liquidators Holdings * (A)	14,480	$362
Marriott International, Cl A	5,600	199
Men’s Wearhouse (A)	9,946	269
Meredith (A)	8,400	285
Meritage Homes *	1,800	43
Modine Manufacturing * (A)	2,100	34
Mohawk Industries *	5,100	312
Morningstar (A)	300	18
National CineMedia	48,013	896
National Presto Industries	100	11
NetFlix * (A)	3,150	748
New York Times, Cl A *	4,800	46
Newell Rubbermaid	12,800	245
NVR *	100	76
Orient-Express Hotels, Cl A * (A)	5,400	67
Overstock.com *	1,368	21
Pacific Sunwear of California *	57,720	208
Panera Bread, Cl A * (A)	700	89
Penn National Gaming *	8,734	324
Penske Auto Group * (A)	1,800	36
PEP Boys-Manny Moe & Jack (A)	30,523	388
PetSmart	500	20
PF Chang’s China Bistro (A)	400	19
Phillips-Van Heusen	15,247	991
Pinnacle Entertainment *	18,430	251
Polaris Industries	11,253	979
Polo Ralph Lauren	900	111
Pre-Paid Legal Services * (A)	6,200	409
RadioShack	17,600	264
Red Robin Gourmet Burgers *	800	22
Regal Entertainment Group, Cl A	2,700	36
Regis (A)	8,759	155
Ross Stores	900	64
Royal Caribbean Cruises *	1,600	66
Ruby Tuesday * (A)	24,600	323
Ryland Group (A)	9,510	151
Sauer-Danfoss * (A)	6,100	311
Scholastic (A)	2,700	73
Scientific Games, Cl A *	119,846	1,047
Scripps Networks Interactive, Cl A	2,040	102
Sealy * (A)	5,500	14
Service International	6,700	74
Shutterfly * (A)	9,100	476
Signet Jewelers * (A)	3,000	138
Sinclair Broadcast Group, Cl A	21,800	273
Sirius XM Radio * (A)	43,100	72
Sotheby’s (A)	1,400	74
Stage Stores (A)	24,401	469
Stamps.com	606	8
Standard-Pacific *	4,600	17
Staples	1,000	19
Starwood Hotels & Resorts Worldwide	3,550	206
Stewart Enterprises, Cl A (A)	2,900	22
Strayer Education (A)	200	26
Talbots * (A)	33,064	200
Tempur-Pedic International * (A)	31,180	1,580
Tenneco * (A)	5,250	223

Description	Shares	Market Value ($ Thousands)

Thor Industries	14,480	$483
Timberland, Cl A *	1,400	58
Titan International (A)	1,900	51
Ulta Salon Cosmetics & Fragrance * (A)	11,800	568
Under Armour, Cl A * (A)	8,080	550
Urban Outfitters *	11,347	339
WABCO Holdings *	5,779	356
Warnaco Group * (A)	2,460	141
Warner Music Group * (A)	5,700	39
Weight Watchers International	2,900	203
Whirlpool	5,900	504
WMS Industries *	18,527	655
Wolverine World Wide	700	26
World Wrestling Entertainment, Cl A (A)	900	11
Wyndham Worldwide	4,300	137
		50,572

Consumer Staples — 3.2%
BJ’s Wholesale Club *	600	29
Boston Beer, Cl A * (A)	800	74
Cal-Maine Foods (A)	7,000	206
Casey’s General Stores (A)	7,112	278
Central European Distribution *	1,200	14
Central Garden and Pet *	13,519	119
Central Garden and Pet, Cl A * (A)	20,550	189
Chiquita Brands International * (A)	6,300	97
Church & Dwight	1,600	127
ConAgra Foods	19,828	471
Constellation Brands, Cl A *	21,482	436
Corn Products International	10,421	540
Darling International * (A)	2,400	37
Diamond Foods (A)	9,300	519
Dole Food * (A)	13,795	188
Fresh Del Monte Produce (A)	10,000	261
Fresh Market * (A)	7,250	274
Green Mountain Coffee Roasters * (A)	21,960	1,419
Hansen Natural *	2,375	143
Herbalife	7,500	610
J&J Snack Foods (A)	5,525	260
Kroger	20,734	497
Lancaster Colony (A)	1,200	73
Mead Johnson Nutrition, Cl A	4,250	246
Molson Coors Brewing, Cl B	11,719	549
Nash Finch	2,160	82
Nu Skin Enterprises, Cl A	900	26
Omega Protein *	23,400	316
Pantry * (A)	16,069	238
Prestige Brands Holdings * (A)	21,629	248
Ralcorp Holdings *	1,000	68
Reddy Ice Holdings *	5,700	17
Ruddick (A)	889	34
Safeway	4,150	98
Schiff Nutrition International (A)	2,200	20
Seneca Foods, Cl A * (A)	6,519	195
Snyders-Lance (A)	800	16
Spartan Stores	20,485	303
Spectrum Brands Holdings * (A)	1,100	31

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

SUPERVALU (A)	17,700	$158
SYSCO	15,711	435
TreeHouse Foods * (A)	1,800	102
United Natural Foods * (A)	9,050	406
Universal (A)	5,400	235
USANA Health Sciences * (A)	400	14
Vector Group (A)	3,045	53
Village Super Market, Cl A	800	23
Weis Markets (A)	5,100	206
Whole Foods Market	2,700	178
		11,158

Energy — 6.6%
Arch Coal	6,700	241
ATP Oil & Gas * (A)	1,700	31
Atwood Oceanics *	8,300	386
Berry Petroleum, Cl A	29,925	1,510
Bill Barrett * (A)	1,000	40
Brigham Exploration * (A)	18,957	705
Bristow Group *	700	33
Cabot Oil & Gas	11,400	604
CARBO Ceramics	1,150	162
Carrizo Oil & Gas * (A)	1,700	63
Cheniere Energy * (A)	491	4
Clean Energy Fuels * (A)	6,400	105
Complete Production Services *	14,150	450
Concho Resources *	500	54
Contango Oil & Gas * (A)	500	32
Core Laboratories (A)	2,450	250
Crosstex Energy	2,569	25
CVR Energy * (A)	2,800	65
Denbury Resources *	2,748	67
Dresser-Rand Group *	5,840	313
Dril-Quip * (A)	5,600	443
Energy XXI Bermuda * (A)	5,159	176
EQT	9,126	455
EXCO Resources	1,800	37
Exterran Holdings * (A)	12,194	289
FMC Technologies *	1,800	170
Forest Oil *	11,770	445
Frontier Oil	2,450	72
Frontline (A)	13,059	323
General Maritime (A)	34,800	71
Global Industries *	37,800	370
Golar LNG (A)	3,750	96
Goodrich Petroleum * (A)	27,274	606
Green Plains Renewable Energy *	250	3
Gulfmark Offshore, Cl A *	8,700	387
Helix Energy Solutions Group * (A)	1,800	31
Helmerich & Payne	1,300	89
Hess	1,100	94
Holly	4,850	295
Hornbeck Offshore Services * (A)	17,890	552
International Coal Group * (A)	11,600	131
ION Geophysical * (A)	34,150	433
Key Energy Services * (A)	59,668	928
Magnum Hunter Resources *	37,290	320
Massey Energy	1,050	72
McMoRan Exploration *	5,950	105

Description	Shares	Market Value ($ Thousands)

Mitcham Industries *	3,000	$41
Murphy Oil	7,690	565
Nabors Industries *	18,481	562
National Oilwell Varco	1,800	143
Newfield Exploration *	6,593	501
Newpark Resources * (A)	2,700	21
Nordic American Tanker Shipping, Cl US (A)	10,834	269
Northern Oil And Gas * (A)	9,635	257
Oceaneering International *	1,000	90
Oil States International * (A)	1,150	88
Patterson-UTI Energy	8,850	260
Peabody Energy	1,500	108
PetroHawk Energy *	2,800	69
Petroquest Energy * (A)	4,900	46
Pioneer Natural Resources (A)	4,410	449
Quicksilver Resources *	3,900	56
Range Resources (A)	8,045	470
Rosetta Resources * (A)	12,300	585
Rowan *	800	35
SandRidge Energy * (A)	10,700	137
SEACOR Holdings	1,700	157
Ship Finance International (A)	8,429	175
SM Energy (A)	7,190	533
Southwestern Energy *	1,000	43
Spectra Energy	16,561	450
Stone Energy * (A)	7,700	257
Sunoco	800	36
Superior Energy Services *	1,300	53
Swift Energy * (A)	11,735	501
Tesoro *	31,400	842
Tidewater	11,291	676
Ultra Petroleum *	900	44
USEC *	56,525	249
Venoco *	1,500	26
W&T Offshore	19,400	442
Western Refining * (A)	16,500	280
Whiting Petroleum *	12,240	899
Willbros Group * (A)	1,500	17
World Fuel Services (A)	11,300	459
		23,024

Financials — 15.9%
1st Source	2,900	58
Acadia Realty Trust †	1,500	28
Advance America Cash Advance Centers (A)	39,200	208
Affiliated Managers Group *	500	55
Alexander’s †	100	41
Alexandria Real Estate Equities † (A)	400	31
Allied World Assurance Holdings	8,439	529
Altisource Portfolio Solutions *	1,400	43
AMB Property †	2,100	76
American Campus Communities † (A)	1,000	33
American Capital *	24,675	244
American Capital Agency † (A)	8,067	235
American Equity Investment Life Holding (A)	10,800	142

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

American Financial Group	16,700	$585
American National Insurance	700	55
Ameriprise Financial	7,843	479
Anworth Mortgage Asset †	24,200	172
Apartment Investment & Management, Cl A †	1,800	46
Arch Capital Group *	300	30
Ares Capital	13,829	234
Argo Group International Holdings	600	20
Arlington Asset Investment, Cl A	400	12
Artio Global Investors, Cl A (A)	7,700	124
Aspen Insurance Holdings	8,500	234
Associated Banc-Corp	20,925	311
Assured Guaranty (A)	2,600	39
Astoria Financial (A)	5,220	75
Axis Capital Holdings	900	31
Banco Latinoamericano de Exportaciones, Cl E (A)	20,200	353
Bancorpsouth (A)	17,694	273
Bank of Hawaii	900	43
Berkshire Hills Bancorp	11,590	242
BGC Partners, Cl A (A)	40,700	378
BioMed Realty Trust †	18,330	349
BlackRock Kelso Capital (A)	2,400	24
BofI Holding *	50	1
Boston Private Financial Holdings	18,134	128
Boston Properties † (A)	4,655	442
Brandywine Realty Trust †	46,205	561
BRE Properties, Cl A †	1,000	47
Calamos Asset Management, Cl A (A)	2,089	35
Camden Property Trust † (A)	600	34
Capstead Mortgage † (A)	25,075	320
Cardinal Financial (A)	17,045	199
Cardtronics * (A)	2,085	42
Cathay General Bancorp (A)	2,100	36
CB Richard Ellis Group, Cl A *	23,070	616
CBL & Associates Properties † (A)	40,425	704
Centerstate Banks	1,126	8
Central Pacific Financial * (A)	665	14
Century Bancorp, Cl A (A)	2,700	72
Chemical Financial	2,950	59
Chimera Investment †	39,000	154
City National	600	34
CNA Financial	12,400	366
CNO Financial Group *	74,083	556
CoBiz Financial	15,978	111
Colonial Properties Trust †	4,500	87
Columbia Banking System	1,000	19
Comerica	13,495	496
Commerce Bancshares	1,527	62
CommonWealth REIT †	18,600	483
Community Bank System (A)	11,300	274
Cousins Properties † (A)	14,402	120
Credit Acceptance *	150	11
Cullen/Frost Bankers	1,650	97
CVB Financial (A)	26,839	250
DCT Industrial Trust †	9,100	51
Delphi Financial Group, Cl A	1,100	34

Description	Shares	Market Value ($ Thousands)

Developers Diversified Realty † (A)	2,300	$32
Digital Realty Trust † (A)	300	17
Dime Community Bancshares (A)	1,700	25
Dollar Financial * (A)	3,300	68
Douglas Emmett †	1,400	26
Duke Realty †	4,500	63
DuPont Fabros Technology † (A)	11,215	272
E*Trade Financial *	17,000	266
Eagle Bancorp *	16,720	235
East West Bancorp	1,200	26
EastGroup Properties † (A)	2,100	92
Eaton Vance (A)	6,429	207
Education Realty Trust †	68,655	551
EMC Insurance Group (A)	2,070	51
Employers Holdings	39,640	819
Encore Capital Group * (A)	11,100	263
Endurance Specialty Holdings	23,528	1,149
Enstar Group *	400	40
Entertainment Properties Trust † (A)	1,000	47
Equity Lifestyle Properties †	800	46
Equity One † (A)	17,996	338
Erie Indemnity, Cl A	2,000	142
Essex Property Trust † (A)	400	50
Evercore Partners, Cl A	10,870	373
Everest Re Group	4,400	388
Excel Trust †	21,626	255
FBL Financial Group, Cl A (A)	2,700	83
Federal Agricultural Mortgage, Cl C (A)	7,400	141
Federal Realty Investment Trust †	500	41
Federated Investors, Cl B (A)	32,907	880
FelCor Lodging Trust * † (A)	6,100	37
Fifth Street Finance (A)	2,100	28
Fifth Third Bancorp	32,878	456
Financial Institutions	1,100	19
First BanCorp * (A)	1,660	8
First Financial Bancorp (A)	11,799	197
First Financial Holdings	1,000	11
First Horizon National	32,651	366
First Midwest Bancorp	20,189	238
First Niagara Financial Group	400	5
First Potomac Realty Trust †	15,075	237
FirstMerit (A)	29,180	498
Flagstone Reinsurance Holdings (A)	6,300	57
Flushing Financial	3,100	46
FNB (Pennsylvania) (A)	11,200	118
Franklin Street Properties † (A)	5,100	72
Fulton Financial	4,400	49
Gabelli Asset Management *	12	1
GAMCO Investors, Cl A	400	18
Getty Realty † (A)	3,100	71
GFI Group (A)	37,700	189
Global Indemnity, Cl A *	540	12
Green Dot, Cl A * (A)	4,440	191
Greenlight Capital Re *	1,000	28
Hancock Holding (A)	17,765	583
Hanover Insurance Group	18,832	852

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Harleysville Group (A)	600	$20
Hatteras Financial †	3,700	104
Health Care † (A)	500	26
Healthcare Realty Trust †	1,000	23
Hercules Technology Growth Capital (A)	25,984	286
Hersha Hospitality Trust, Cl A † (A)	4,600	27
Highwoods Properties † (A)	7,840	275
Home Properties † (A)	2,705	160
Horace Mann Educators (A)	22,588	379
Hospitality Properties Trust †	28,700	664
Host Hotels & Resorts † (A)	26,735	471
Huntington Bancshares (A)	36,200	240
IBERIABANK (A)	5,366	323
Independent Bank (A)	800	22
Infinity Property & Casualty (A)	9,254	551
Inland Real Estate †	3,000	29
Investors Real Estate Trust †	1,800	17
Janus Capital Group (A)	1,700	21
Jones Lang LaSalle	1,004	100
Justice Holdings *	22,019	348
KBW (A)	900	24
Kennedy-Wilson Holdings *	300	3
Kilroy Realty † (A)	1,325	51
Kite Realty Group Trust †	3,700	20
Knight Capital Group, Cl A * (A)	4,200	56
LaSalle Hotel Properties † (A)	12,935	349
Lexington Realty Trust † (A)	62,267	582
Liberty Property Trust †	16,462	542
LTC Properties †	3,016	86
M&T Bank (A)	858	76
Macerich †	2,101	104
Maiden Holdings	700	5
MarketAxess Holdings (A)	13,843	335
MB Financial	1,000	21
MBIA * (A)	5,600	56
Meadowbrook Insurance Group (A)	63,412	656
Medical Properties Trust † (A)	5,500	64
Mercury General	500	20
MF Global Holdings * (A)	14,649	121
MFA Financial † (A)	135,652	1,112
Mid-America Apartment Communities † (A)	10,393	667
Montpelier Re Holdings (A)	15,200	269
Moody’s (A)	14,250	483
MSCI, Cl A *	2,550	94
NASB Financial	50	1
NASDAQ OMX Group *	100	3
National Financial Partners *	17,490	258
National Health Investors † (A)	800	38
National Penn Bancshares	36,582	283
National Retail Properties † (A)	12,850	336
National Western Life Insurance, Cl A	200	32
Nationwide Health Properties †	1,000	43
NBT Bancorp (A)	800	18
Netspend Holdings *	14,496	152
NewAlliance Bancshares (A)	9,600	143
Northfield Bancorp (A)	800	11
Ocwen Financial * (A)	4,200	46

Description	Shares	Market Value ($ Thousands)

Old National Bancorp (A)	28,005	$300
Omega Healthcare Investors † (A)	5,100	114
One Liberty Properties †	140	2
OneBeacon Insurance Group, Cl A	1,300	18
Oppenheimer Holdings, Cl A	240	8
Oriental Financial Group	13,000	163
PacWest Bancorp (A)	15,805	344
Park National (A)	300	20
Parkway Properties † (A)	20,600	350
PartnerRe	9,204	729
Pennsylvania Real Estate Investment Trust † (A)	23,500	335
People’s United Financial	48,149	606
PHH * (A)	1,000	22
Platinum Underwriters Holdings (A)	15,465	589
Plum Creek Timber †	50	2
PMI Group *	100	—
Popular *	40,600	118
Portfolio Recovery Associates * (A)	400	34
Post Properties † (A)	1,200	47
PrivateBancorp, Cl A	8,400	129
ProAssurance * (A)	21,774	1,380
Prospect Capital (A)	2,612	32
Prosperity Bancshares	8,610	368
Protective Life	13,306	353
Provident Financial Services	1,900	28
Pzena Investment Management, Cl A (A)	5,500	39
Radian Group (A)	3,700	25
RAIT Financial Trust † (A)	42,000	103
Ramco-Gershenson Properties †	2,300	29
Raymond James Financial	12,871	492
Redwood Trust † (A)	13,392	208
Regency Centers † (A)	2,650	115
Regions Financial	31,400	228
Reinsurance Group of America, Cl A	13,473	846
Resource Capital † (A)	2,600	17
S&T Bancorp (A)	7,900	171
Safeguard Scientifics *	23,304	474
Sandy Spring Bancorp	14,712	272
Selective Insurance Group (A)	7,850	136
Senior Housing Properties Trust †	5,150	119
Signature Bank NY * (A)	3,062	173
SL Green Realty †	700	53
Solar Capital	3,900	93
Sovran Self Storage †	3,550	140
StanCorp Financial Group	11,800	544
Sterling Bancshares	7,100	61
Stratus Properties *	1,900	25
Sun Communities † (A)	1,400	50
Sunstone Hotel Investors * †	5,500	56
Susquehanna Bancshares (A)	12,441	116
SVB Financial Group * (A)	12,530	713
SWS Group	39,800	242
Synovus Financial (A)	144,099	346

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Tanger Factory Outlet Centers † (A)	2,000	$53
Taubman Centers †	7,150	383
TCF Financial (A)	50,562	802
TD Ameritrade Holding	14,309	299
Teton Advisors, Cl A	6	—
TFS Financial	9,100	97
Tower Group (A)	2,500	60
TradeStation Group *	1,800	13
Transatlantic Holdings	600	29
Trustco Bank NY (A)	15,089	90
Trustmark (A)	900	21
UDR † (A)	1,400	34
Umpqua Holdings (A)	1,200	14
United Bankshares (A)	4,300	114
United Fire & Casualty (A)	4,000	81
Unitrin	16,500	510
Unum Group	42,556	1,117
U-Store-It Trust † (A)	3,500	37
Validus Holdings	8,900	297
Valley National Bancorp	6,105	85
Waddell & Reed Financial, Cl A	900	37
Walter Investment Management † (A)	2,657	43
Washington Federal	23,315	404
Washington Real Estate Investment Trust † (A)	700	22
Webster Financial	21,245	455
Weingarten Realty Investors † (A)	1,600	40
WesBanco (A)	12,800	265
Westamerica Bancorporation	18	1
Whitney Holding (A)	21,258	290
Willis Group Holdings	12,652	511
Wintrust Financial (A)	600	22
World Acceptance * (A)	800	52
WR Berkley	5,400	174
WSFS Financial	6,341	299
Zions Bancorporation (A)	47,930	1,105

		54,807

Health Care — 9.8%
Abaxis * (A)	1,600	46
Accelrys *	2,507	20
Accuray * (A)	1,900	17
Acorda Therapeutics *	26,641	618
Affymax * (A)	5,700	33
Affymetrix * (A)	4,300	22
Air Methods *	600	40
Alexion Pharmaceuticals *	6,050	597
Align Technology *	3,800	78
Allscripts Healthcare Solutions *	28,300	594
Amedisys * (A)	1,400	49
AMERIGROUP * (A)	1,275	82
AmerisourceBergen	12,580	498
Amsurg * (A)	15,096	384
Amylin Pharmaceuticals *	3,200	36
Analogic (A)	774	44
Ardea Biosciences *	4,119	118
ATHENAHEALTH INC * (A)	1,600	72
Auxilium Pharmaceuticals * (A)	33,495	719
Bio-Reference Labs *	1,000	22

Description	Shares	Market Value ($ Thousands)

Brookdale Senior Living, Cl A *	2,750	$77
Bruker BioSciences *	7,600	158
Capital Senior Living *	3,600	38
Catalyst Health Solutions *	13,103	733
Celgene *	622	36
Centene *	1,500	49
Cephalon * (A)	6,700	508
Cerner * (A)	300	33
Charles River Laboratories International *	700	27
Chemed	3,314	221
Conmed *	6,975	183
Cooper (A)	8,185	568
Corvel *	193	10
Covance * (A)	7,350	402
Coventry Health Care *	31,350	1,000
Cubist Pharmaceuticals * (A)	2,000	51
Cyberonics * (A)	11,500	366
Dendreon *	1,100	41
Dentsply International	8,460	313
Dionex *	500	59
Edwards Lifesciences *	4,800	418
Emdeon, Cl A *	4,400	71
Emeritus * (A)	1,400	36
Endo Pharmaceuticals Holdings *	11,600	443
Enzon Pharmaceuticals * (A)	2,600	28
Exelixis * (A)	25,800	292
Express Scripts *	1,400	78
Forest Laboratories *	8,900	288
Gen-Probe *	19,180	1,273
Gentiva Health Services * (A)	700	20
Geron * (A)	8,900	45
Greatbatch *	9,315	246
Halozyme Therapeutics * (A)	2,500	17
Health Management Associates, Cl A *	28,739	313
Health Net *	13,863	453
Healthsouth * (A)	12,391	310
Healthspring * (A)	2,400	90
HeartWare International * (A)	4,951	423
Henry Schein *	200	14
Hill-Rom Holdings (A)	4,950	188
Hologic *	21,849	485
Humana	5,500	385
Idexx Laboratories * (A)	3,500	270
Illumina * (A)	1,000	70
Immucor *	1,950	39
Impax Laboratories *	11,790	300
Incyte * (A)	15,130	240
Invacare	8,857	276
Isis Pharmaceuticals * (A)	3,300	30
Jazz Pharmaceuticals *	4,000	127
Kindred Healthcare *	100	2
Kinetic Concepts * (A)	5,800	316
LHC Group * (A)	500	15
Life Technologies *	1,637	86
LifePoint Hospitals *	11,642	468
Lincare Holdings (A)	14,300	424
Magellan Health Services *	10,350	508
MannKind *	9,300	34
Mednax *	6,598	440

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Meridian Bioscience	3,050	$73
Merit Medical Systems *	2,500	49
Metropolitan Health Networks * (A)	64,900	307
Mettler Toledo International *	400	69
Momenta Pharmaceuticals * (A)	1,300	21
MWI Veterinary Supply *	2,700	218
Mylan Laboratories *	26,105	592
Myriad Genetics * (A)	2,200	44
Myriad Pharmaceuticals *	550	2
Nektar Therapeutics * (A)	9,700	92
Neogen * (A)	900	37
Neurocrine Biosciences * (A)	3,851	29
NuVasive * (A)	10,890	276
Obagi Medical Products * (A)	1,600	20
Omeros * (A)	200	2
Omnicare (A)	15,000	450
Omnicell * (A)	1,300	20
Onyx Pharmaceuticals * (A)	27,059	952
Orthofix International * (A)	600	19
Owens & Minor (A)	4,527	147
Par Pharmaceutical * (A)	7,070	220
Parexel International * (A)	16,180	403
Patterson (A)	25,066	807
PDL BioPharma (A)	54,950	319
PerkinElmer	17,291	454
Perrigo	9,810	780
Pharmaceutical Product Development	30,030	832
Pharmasset * (A)	4,150	327
PharMerica * (A)	32,100	367
Providence Service *	3,423	51
PSS World Medical * (A)	1,400	38
Quest Diagnostics	7,176	414
Regeneron Pharmaceuticals * (A)	10,540	474
RehabCare Group *	800	30
ResMed * (A)	1,200	36
Salix Pharmaceuticals * (A)	9,290	325
Sciclone Pharmaceuticals * (A)	41,200	166
Seattle Genetics * (A)	20,800	324
Select Medical Holdings * (A)	13,945	112
Sirona Dental Systems *	18,030	904
SXC Health Solutions *	11,880	651
Symmetry Medical *	1,500	15
Team Health Holdings *	3,200	56
Techne	61	4
Tenet Healthcare *	14,100	105
Theravance * (A)	1,400	34
Thermo Fisher Scientific *	1,600	89
Thoratec *	1,500	39
TomoTherapy * (A)	17,200	79
Triple-S Management, Cl B *	600	12
United Therapeutics * (A)	3,050	204
Universal Health Services, Cl B	700	35
US Physical Therapy	900	20
Valeant Pharmaceuticals International	17,712	882
Vertex Pharmaceuticals * (A)	6,950	333
Viropharma *	1,100	22
Volcano * (A)	17,220	441
Waters *	225	20

Description	Shares	Market Value ($ Thousands)

Watson Pharmaceuticals *	5,300	$297
WellCare Health Plans * (A)	15,600	654
Zoll Medical *	10,600	475

		33,792

Industrials — 17.4%
AAON	1,500	49
AAR * (A)	3,930	109
ABM Industries (A)	300	8
Acacia Research - Acacia Technologies *	745	25
ACCO Brands * (A)	32,645	311
Actuant, Cl A	5,450	158
Acuity Brands (A)	500	29
Advisory Board * (A)	12,060	621
Aecom Technology *	24,250	672
AerCap Holdings *	5,570	70
AGCO *	9,750	536
Aircastle (A)	14,073	170
Airtran Holdings * (A)	2,900	21
Albany International, Cl A (A)	2,000	50
Alexander & Baldwin	6,445	294
Alliant Techsystems (A)	2,838	201
Altra Holdings * (A)	1,768	42
American Reprographics *	700	7
American Science & Engineering	350	32
American Superconductor * (A)	5,500	137
Ameron International	3,475	242
Ametek	425	19
Ampco-Pittsburgh (A)	8,000	221
AMR *	4,000	26
AO Smith (A)	7,700	341
Arkansas Best (A)	900	23
Atlas Air Worldwide Holdings *	14,134	985
Avery Dennison	11,806	495
Barnes Group (A)	1,100	23
BE Aerospace *	17,139	609
Beacon Roofing Supply *	3,300	68
Belden (A)	17,892	672
Blount International *	3,242	52
BlueLinx Holdings *	240	1
Brady, Cl A (A)	7,818	279
Briggs & Stratton (A)	39,964	905
Brink’s	4,400	146
Bucyrus International, Cl A	2,750	251
C.H. Robinson Worldwide (A)	344	25
CAE	50	2
Carlisle	600	27
Cenveo *	5,785	38
Chart Industries *	3,250	179
Chicago Bridge & Iron	650	26
Cintas	19,293	584
Clean Harbors * (A)	7,442	734
CNH Global	1,960	95
Coleman Cable *	906	8
Colfax * (A)	7,500	172
Columbus McKinnon *	2,399	44
Commercial Vehicle Group *	18,500	330
Consolidated Graphics *	200	11
Con-way	11,340	446
Copa Holdings, Cl A	9,020	476

7	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Corporate Executive Board	23,233	$938
Corrections Corp of America *	22,975	561
CoStar Group * (A)	1,100	69
Courier (A)	5,852	82
Crane	8,600	417
Cubic	4,970	286
Cummins	2,000	219
Delta Air Lines *	18,060	177
Deluxe (A)	11,400	303
DigitalGlobe * (A)	12,810	359
Dollar Thrifty Automotive Group *	3,000	200
Dover	7,803	513
EMCOR Group * (A)	23,760	736
Encore Wire	550	13
Energy Conversion Devices * (A)	9,900	22
EnergySolutions (A)	3,600	21
EnerNOC * (A)	5,150	98
Ennis (A)	2,200	37
EnPro Industries * (A)	9,700	352
ESCO Technologies	7,875	300
Esterline Technologies *	6,423	454
Flowserve	4,671	602
Fluor	6,504	479
Forward Air (A)	1,000	31
Foster Wheeler *	8,160	307
Franklin Electric (A)	500	23
G&K Services	25,062	833
Gardner Denver	15,285	1,193
GATX	2,300	89
General Cable * (A)	17,000	736
Geo Group * (A)	16,450	422
GeoEye * (A)	700	29
Global Defense Technology & Systems *	7,533	182
Goodrich	1,600	137
Gorman-Rupp (A)	1,489	59
Graco	2,650	121
GrafTech International * (A)	2,200	45
Granite Construction (A)	1,500	42
Greenbrier * (A)	946	27
Griffon *	3,638	48
Harsco	3,200	113
Hawaiian Holdings *	31,400	189
Heico	400	25
Heidrick & Struggles International (A)	700	19
Herman Miller	1,500	41
Hertz Global Holdings * (A)	52,250	817
Hexcel * (A)	3,450	68
Higher One Holdings * (A)	700	10
HNI (A)	1,400	44
ICF International *	200	4
IDEX	5,506	240
IHS, Cl A *	6,599	586
Innerworkings *	148	1
Insituform Technologies, Cl A *	2,650	71
Insperity (A)	300	9
Interface, Cl A (A)	29,745	550
Interline Brands *	1,300	27
International Shipholding (A)	5,600	140
JB Hunt Transport Services	18,150	824

Description	Shares	Market Value ($ Thousands)

John Bean Technologies (A)	1,377	$26
Joy Global	1,800	178
Kadant * (A)	21,466	562
Kaman	2,057	72
Kansas City Southern *	10,350	564
KAR Auction Services *	1,677	26
Kaydon (A)	20,519	804
KBR	9,300	351
Kelly Services, Cl A *	2,200	48
Kennametal	21,623	843
Kirby *	1,100	63
Korn/Ferry International *	1,200	27
Layne Christensen *	1,000	34
LB Foster, Cl A (A)	6,807	293
Lennox International (A)	2,400	126
Lincoln Electric Holdings	2,555	194
Localiza Rent a Car	30,040	480
LSI Industries	229	2
M&F Worldwide * (A)	550	14
Manitowoc	13,600	298
Manpower	12,599	792
Masco	27,994	390
MasTec * (A)	7,600	158
Meritor * (A)	41,770	709
Metalico * (A)	2,800	17
Michael Baker *	100	3
Middleby * (A)	500	47
Miller Industries	920	15
Mine Safety Appliances (A)	4,300	158
Mistras Group * (A)	479	8
Moog, Cl A *	2,300	106
Mueller Industries (A)	1,611	59
NACCO Industries, Cl A (A)	400	44
Navigant Consulting *	500	5
Navistar International *	22,213	1,540
NCI Building Systems * (A)	3,160	40
Nordson	1,650	190
Northwest Pipe *	200	5
Old Dominion Freight Line * (A)	17,310	607
Orbital Sciences * (A)	4,400	83
Orion Marine Group * (A)	19,270	207
Oshkosh Truck *	16,343	578
Pall	2,300	133
Park-Ohio Holdings * (A)	2,900	60
Pentair	500	19
Pitney Bowes (A)	17,724	455
PowerSecure International * (A)	750	7
Quanex Building Products	13,380	263
Quanta Services *	20,756	465
Regal-Beloit	5,400	399
Republic Services	16,080	483
Resources Connection	33,781	655
Ritchie Bros. Auctioneers	9,544	269
Robbins & Myers	8,325	383
Robert Half International	1,400	43
Roper Industries	5,150	445
RR Donnelley & Sons	15,000	284
RSC Holdings * (A)	25,440	366
Rush Enterprises, Cl A *	5,580	111
Ryder System	10,200	516
School Specialty * (A)	16,060	230
Sensata Technologies Holding *	12,300	427

8	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Shaw Group *	7,050	$250
Skywest (A)	11,800	200
Spirit Aerosystems Holdings, Cl A *	15,378	395
Standard Parking * (A)	821	15
Standex International (A)	9,300	352
Steelcase, Cl A	24,800	282
Stericycle *	1,000	89
Sterling Construction *	577	10
Sun Hydraulics (A)	400	17
SYKES Enterprises *	57,926	1,145
TAL International Group (A)	17,755	644
Teledyne Technologies *	11,856	613
Teleflex (A)	16,006	928
Tennant (A)	641	27
Terex * (A)	8,858	328
Tetra Tech *	16,613	410
Thomas & Betts *	1,000	60
Timken	17,896	936
Titan Machinery * (A)	4,223	107
Towers Watson, Cl A	17,075	947
Trex * (A)	14,221	464
Triumph Group (A)	4,276	378
TrueBlue * (A)	43,690	734
Tutor Perini (A)	12,709	310
Tyco International	3,723	167
United Continental Holdings * (A)	20,971	482
United Rentals * (A)	25,460	847
United Stationers (A)	7,325	520
Universal Forest Products	3,400	125
URS *	9,189	423
US Ecology	111	2
USG * (A)	1,100	18
UTI Worldwide	15,393	312
Verisk Analytics, Cl A *	4,050	133
Vicor (A)	2,300	38
Vitran *	21,400	302
VSE	100	3
Wabtec	1,800	122
Watsco (A)	5,300	369
Watts Water Technologies, Cl A (A)	6,952	265
Werner Enterprises	17,410	461
WESCO International *	24,373	1,523
Woodward	600	21

		59,990

Information Technology — 18.4%
AAC Acoustic Technologies
Holdings	126,340	341
Acme Packet * (A)	6,780	481
Adobe Systems *	15,166	503
Adtran (A)	16,380	696
Advanced Analogic Technologies * (A)	3,400	13
Advanced Energy Industries * (A)	1,400	23
Advanced Micro Devices *	7,300	63
Advent Software * (A)	1,000	29
Agilysys *	2,874	17

Description	Shares	Market Value ($ Thousands)

Akamai Technologies *	3,700	$141
Alliance Data Systems * (A)	16,454	1,413
Amkor Technology * (A)	11,550	78
Analog Devices	13,121	517
Ancestry.com *	9,140	324
Anixter International (A)	7,153	500
Ansys *	16,700	905
Applied Micro Circuits * (A)	35,370	367
Ariba *	17,320	591
Arris Group * (A)	7,200	92
Arrow Electronics *	1,900	80
Aruba Networks * (A)	13,040	441
Aspen Technology *	1,750	26
Atheros Communications *	2,200	98
ATMI *	800	15
Avid Technology *	15,212	339
Avnet *	8,300	283
AVX	3,900	58
Benchmark Electronics *	12,100	230
Black Box (A)	5,800	204
Blackbaud (A)	3,648	99
Blackboard * (A)	12,940	469
Blue Coat Systems *	13,957	393
BMC Software *	1,700	85
Booz Allen Hamilton Holding, Cl A *	13,801	249
Brightpoint * (A)	30,833	334
Broadridge Financial Solutions	1,700	39
BroadSoft *	9,210	439
Brocade Communications Systems *	150,023	923
CACI International, Cl A * (A)	7,027	431
Cadence Design Systems * (A)	68,277	666
Cavium Networks * (A)	19,816	890
CDC, Cl A * (A)	2,186	6
Checkpoint Systems *	5,727	129
Ciena * (A)	1,200	31
Cognex (A)	4,400	124
Cognizant Technology Solutions, Cl A *	1,800	147
Cogo Group *	2,650	21
Coherent *	9,389	546
CommVault Systems *	8,050	321
Computer Sciences	6,900	336
Comtech Telecommunications (A)	9,974	271
Comverge * (A)	2,600	12
Concur Technologies * (A)	9,240	512
Constant Contact * (A)	2,400	84
Convergys * (A)	27,500	395
CoreLogic	4,400	81
Cray *	426	3
Cree *	1,200	55
CSG Systems International *	18,434	368
CTS (A)	25,601	277
Cymer *	10,305	583
Cypress Semiconductor *	26,360	511
Daktronics	3,450	37
DealerTrack Holdings *	1,100	25
Deltek * (A)	4,687	36
Demand Media * (A)	15,170	357
DG FastChannel * (A)	800	26

9	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Dice Holdings * (A)	29,910	$452
Diebold	9,855	350
Digital River * (A)	21,121	791
Diodes *	1,800	61
Dolby Laboratories, Cl A *	6,932	341
DST Systems	3,800	201
Earthlink (A)	48,460	379
Echo Global Logistics * (A)	1,204	16
EchoStar, Cl A *	4,350	165
Electronics for Imaging *	5,540	82
Emulex * (A)	36,767	392
Epicor Software *	2,707	30
Equinix *	500	46
Euronet Worldwide *	15,887	307
Evergreen Solar * (A)	1,950	3
F5 Networks *	4,350	446
Factset Research Systems	300	31
Fair Isaac (A)	800	25
Fairchild Semiconductor International *	30,900	562
Fidelity National Information Services	1,180	39
Finisar * (A)	11,610	286
FleetCor Technologies *	14,700	480
Flir Systems	2,400	83
Formfactor * (A)	1,600	17
Forrester Research (A)	11,100	425
Fortinet *	5,160	227
Gartner *	16,267	678
Genpact *	1,200	17
Global Payments	500	24
GSI Commerce * (A)	74,954	2,194
Harris	11,700	580
Heartland Payment Systems (A)	12,110	212
hiSoft Technology International ADR *	11,600	217
Hittite Microwave * (A)	500	32
Hughes Communications *	1,600	95
IAC *	1,300	40
iGate	950	18
Informatica *	2,900	151
Ingram Micro, Cl A *	6,050	127
Integrated Device Technology *	45,580	336
InterDigital (A)	1,000	48
Intermec * (A)	20,603	222
International Rectifier *	1,600	53
Intersil, Cl A	9,022	112
Itron *	3,299	186
Ixia * (A)	12,230	194
j2 Global Communications *	11,775	347
JA Solar Holdings ADR *	40,067	280
Jabil Circuit	54,060	1,104
JDS Uniphase *	15,970	333
L-1 Identity Solutions, Cl 1 * (A)	2,100	25
Lawson Software * (A)	26,789	324
Lender Processing Services	3,100	100
Lexmark International, Cl A *	11,350	420
Limelight Networks * (A)	3,000	21
Littelfuse (A)	5,169	295
LivePerson *	14,308	181
LogMein * (A)	2,550	107
LoopNet * (A)	1,700	24

Description	Shares	Market Value ($ Thousands)

Loral Space & Communications *	800	$62
LSI Logic *	5,300	36
Mantech International, Cl A *	900	38
Measurement Specialties * (A)	2,900	99
MEMC Electronic Materials *	1,950	25
Mentor Graphics * (A)	2,400	35
Methode Electronics (A)	10,717	129
Micrel	7,100	96
Micros Systems *	9,987	494
Microsemi * (A)	60,572	1,254
Molex (A)	24,850	624
Monolithic Power Systems * (A)	3,928	56
Monster Worldwide *	17,313	275
Motorola Solutions *	2,500	112
Move * (A)	12,257	29
MTS Systems	1,569	71
Multi-Fineline Electronix *	500	14
Nanometrics *	200	4
National Instruments	18,347	601
Netgear * (A)	1,800	58
NetSuite * (A)	1,650	48
Network Engines *	1,550	3
NeuStar, Cl A *	1,000	26
Novell *	6,500	39
Novellus Systems *	1,600	59
Omnivision Technologies * (A)	2,450	87
OpenTable * (A)	2,900	308
Parametric Technology * (A)	47,135	1,060
Pegasystems (A)	11,040	419
Photronics * (A)	7,834	70
Plantronics (A)	1,100	40
PMC - Sierra *	128,873	967
Polycom * (A)	19,790	1,026
Power Integrations (A)	10,950	420
Power-One * (A)	3,350	29
Pulse Electronics (A)	19,700	119
QLIK Technologies *	600	16
QLogic *	1,200	22
Quality Systems	9,607	801
Quest Software *	8,610	219
QuinStreet * (A)	22,100	502
Radisys * (A)	4,840	42
Rambus * (A)	11,300	224
RealD * (A)	13,920	381
RealNetworks * (A)	11,200	42
RealPage * (A)	12,780	354
Red Hat *	1,700	77
RF Micro Devices *	6,100	39
Riverbed Technology * (A)	2,000	75
Rofin-Sinar Technologies * (A)	12,000	474
Rovi * (A)	724	39
S1 *	3,900	26
SAIC *	34,200	579
Salesforce.com * (A)	400	53
Sanmina-SCI *	6,002	67
Sapient *	41,176	471
SAVVIS *	2,475	92
Scansource *	2,750	105
Semtech * (A)	3,100	78
Silicon Graphics International * (A)	2,400	51

10	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Silicon Laboratories *	2,950	$127
Skyworks Solutions * (A)	23,560	764
SolarWinds * (A)	26,000	610
Solera Holdings	2,000	102
STEC * (A)	10,150	204
SuccessFactors * (A)	20,440	799
SunPower, Cl A * (A)	5,400	93
Supertex * (A)	900	20
Symantec *	22,866	424
Synaptics * (A)	4,050	110
SYNNEX * (A)	4,018	132
Synopsys *	34,148	944
Syntel (A)	15,900	830
Take-Two Interactive Software * (A)	2,400	37
Taleo, Cl A *	3,392	121
Tech Data *	17,215	876
Tekelec *	3,400	28
Tellabs	7,100	37
Teradata *	3,650	185
Teradyne * (A)	4,032	72
Tessera Technologies *	1,500	27
TIBCO Software * (A)	36,950	1,007
TiVo *	39,424	345
TNS * (A)	13,970	217
Totvs	17,850	342
Travelzoo *	491	33
Trimble Navigation *	4,900	248
TTM Technologies * (A)	1,950	35
Ultimate Software Group * (A)	800	47
Ultra Clean Holdings *	19,255	199
Unisys * (A)	5,423	169
United Online (A)	50,530	319
Valueclick * (A)	13,822	200
Varian Semiconductor Equipment Associates *	13,125	639
Vasco Data Security International * (A)	1,000	14
Veeco Instruments * (A)	5,250	267
Velti * (A)	34,460	434
VeriSign	500	18
Viasat * (A)	1,100	44
Virtusa * (A)	1,600	30
Vishay Intertechnology * (A)	36,900	655
Vishay Precision Group *	1,484	23
VistaPrint *	21,597	1,121
WebMD Health, Cl A * (A)	1,721	92
Western Digital *	15,900	593
Wright Express * (A)	21,175	1,098
Xyratex * (A)	24,773	277
Zebra Technologies, Cl A *	10,333	405

		63,587

Materials — 5.6%
Airgas	800	53
AK Steel Holding (A)	7,300	115
Albemarle	4,500	269
Alcoa	20,021	353
Allegheny Technologies (A)	8,296	562
Alpha Natural Resources * (A)	9,900	588
AMCOL International (A)	1,500	54
Aptargroup	5,061	254

Description	Shares	Market Value ($ Thousands)

Ashland	2,600	$150
Ball	6,000	215
Bemis	11,994	394
Boise (A)	37,800	346
Cabot	4,420	205
Celanese, Ser A	10,713	475
Century Aluminum *	5,100	95
Clearwater Paper *	400	33
Coeur d’Alene Mines *	3,300	115
Compass Minerals International	1,100	103
Contango ORE *	50	1
Crown Holdings * (A)	4,800	185
Cytec Industries	9,927	540
Eagle Materials	700	21
Eastman Chemical	6,900	685
Ferro *	2,550	42
FMC	1,800	153
Georgia Gulf *	2,350	87
Glatfelter (A)	1,700	23
Globe Specialty Metals	5,200	118
Graham Packaging * (A)	7,171	125
Greif, Cl A	1,550	101
H.B. Fuller (A)	7,800	168
Horsehead Holding * (A)	2,100	36
Huntsman	37,829	658
Innophos Holdings	16,579	765
Intrepid Potash *	5,550	193
James River Coal * (A)	11,500	278
Kaiser Aluminum (A)	3,500	172
KMG Chemicals (A)	400	8
Koppers Holdings (A)	3,847	164
LSB Industries * (A)	9,800	389
Lubrizol	5,300	710
Metals USA Holdings * (A)	2,641	43
Methanex (A)	17,040	532
Minerals Technologies	4,804	329
Mosaic	400	32
Nalco Holding	11,000	300
Neenah Paper (A)	6,342	139
NewMarket (A)	792	125
Nucor	10,848	499
Olin (A)	2,550	58
OM Group * (A)	9,200	336
Owens-Illinois *	17,680	534
Packaging Corp of America	24,978	722
PolyOne (A)	64,925	923
Reliance Steel & Aluminum	800	46
Rock-Tenn, Cl A (A)	300	21
Royal Gold	1,350	71
RPM International	900	21
RTI International Metals * (A)	20,078	626
Schnitzer Steel Industries, Cl A	2,550	166
Schulman A (A)	13,472	333
Schweitzer-Mauduit International (A)	7,729	391
Scotts Miracle-Gro, Cl A	1,500	87
Sensient Technologies (A)	12,435	446
Silgan Holdings (A)	13,280	506
Solutia * (A)	23,533	598
Spartech * (A)	3,077	22
Stillwater Mining * (A)	11,900	273
STR Holdings * (A)	12,700	244

11	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Temple-Inland	6,000	$140
Texas Industries (A)	600	27
Thompson Creek Metals * (A)	4,000	50
Titanium Metals *	300	6
Walter Energy	2,100	284
Westlake Chemical (A)	1,715	96
Worthington Industries (A)	3,000	63
WR Grace * (A)	5,800	222
Zep	300	5
		19,317

Telecommunication Services — 1.4%
AboveNet	400	26
Alaska Communications Systems Group (A)	13,220	141
American Tower, Cl A *	1,015	53
Cincinnati Bell *	4,400	12
Cogent Communications Group * (A)	3,986	57
Consolidated Communications Holdings (A)	1,600	30
Frontier Communications	5,100	42
General Communication, Cl A *	5,600	61
Global Crossing * (A)	4,300	60
MetroPCS Communications *	54,814	890
Neutral Tandem *	2,400	35
NII Holdings * (A)	50,073	2,086
PAETEC Holding * (A)	6,400	21
Price Communication *	3,800	—
Qwest Communications International	11,800	81
SBA Communications, Cl A *	25,422	1,009
tw telecom, Cl A * (A)	2,600	50
USA Mobility (A)	15,500	224
		4,878

Utilities — 3.6%
AGL Resources	31,422	1,252
American States Water (A)	1,700	61
American Water Works	446	12
Avista (A)	16,100	372
Black Hills	2,735	92
CH Energy Group (A)	1,000	51
Chesapeake Utilities	6,976	290
Cleco (A)	11,450	393
CMS Energy (A)	32,100	630
Consolidated Edison	173	9
Constellation Energy Group	21,275	662
DPL	10,600	291
Dynegy, Cl A * (A)	15,000	85
Edison International	9,184	336
El Paso Electric	4,700	143
Empire District Electric (A)	4,603	100
Energen	2,800	177
GenOn Energy *	44,400	169
Great Plains Energy (A)	60,174	1,205
Hawaiian Electric Industries	7,180	178
Idacorp (A)	3,157	120
ITC Holdings	2,428	170
Laclede Group (A)	2,600	99
MDU Resources Group	20,000	459

Description	Shares	Market Value ($ Thousands)

MGE Energy (A)	1,600	$65
New Jersey Resources (A)	750	32
Northeast Utilities	4,000	138
Northwest Natural Gas (A)	400	19
NorthWestern	900	27
NRG Energy *	2,400	52
Oneok	600	40
Pepco Holdings (A)	2,200	41
Pinnacle West Capital	5,500	235
PNM Resources (A)	1,700	25
Portland General Electric (A)	72,172	1,715
SCANA	12,159	479
Sempra Energy	1,600	86
South Jersey Industries (A)	2,823	158
Southern Union	600	17
TECO Energy	18,923	355
UGI	4,300	142
UIL Holdings (A)	10,445	319
Westar Energy	5,472	145
WGL Holdings	8,310	324
Wisconsin Energy	3,800	116
Xcel Energy	18,831	450
		12,336
Total Common Stock (Cost $246,369) ($ Thousands)		333,461

EXCHANGE TRADED FUND — 0.1%
iShares Russell 2000 Index Fund	4,244	357
Total Exchange Traded Fund (Cost $340) ($ Thousands)		357

CLOSED-END FUND — 0.0%

Financials — 0.0%
Kayne Anderson Energy Development (A)	800	16
Total Closed-End Fund (Cost $9) ($ Thousands)		16

AFFILIATED PARTNERSHIP — 31.8%
SEI Liquidity Fund, L.P. 0.200% **†† (B)	110,343,286	109,784

Total Affiliated Partnership (Cost $110,343) ($ Thousands)		109,784

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%**††	12,022,161	12,022

Total Cash Equivalent (Cost $12,022) ($ Thousands)		12,022

12	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

Description	Face Amount ($ Thousands)/ Number of Rights	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (C) — 0.3%
U.S. Treasury Bills
0.175%, 06/30/11	$434	$434
0.150%, 06/16/11	636	636

Total U.S. Treasury Obligations (Cost $1,070) ($ Thousands)		1,070

RIGHTS — 0.0%
Central Pacific Financial Expires 04/01/11	665	9
Endo Pharmaceuticals	1,900	—
Ligand Pharma Expires 01/05/12	29,750	—

Total Rights (Cost $93) ($Thousands)		9

Total Investments — 132.2% (Cost $370,246) ($ Thousands)		$456,719

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
Russell 2000 Index E-MINI	62	Jun-2011	$250
S&P Mid 400 Index E-MINI	43	Jun-2011	149

			$399

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $345,414 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $113,947 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2011 was $109,784 ($Thousands).

(C)	Security, or portion thereof has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

13	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Small Cap Fund

March 31, 2011

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$333,461	$—	$—	$333,461
Exchange Traded Fund	357	—	—	357
Closed-End Fund	16	—	—	16
Affiliated Partnership	—	109,784	—	109,784
Cash Equivalent	12,022	—	—	12,022
U.S. Treasury Obligations	—	1,070	—	1,070
Rights	9	—	—	9

Total Investments in Securities	$345,865	$110,854	$—	$456,719

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$399	$—	$—	$399

*	Futures contracts and Forwards are valued at the unrealized appreciation (depreciation) on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

14	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 91.9%

Consumer Discretionary — 14.0%
American Eagle Outfitters	54,848	$872
Apollo Group, Cl A *	12,108	505
Autoliv (A)	3,200	238
Autozone *	700	192
Bed Bath & Beyond *	3,300	159
CBS, Cl B	3,300	83
Chipotle Mexican Grill, Cl A *	300	82
Coach	7,000	364
Darden Restaurants	1,900	93
DeVry	1,400	77
Dick’s Sporting Goods *	14,687	587
DISH Network, Cl A *	600	14
Dollar Tree *	5,400	300
Expedia	18,791	426
Federal Mogul, Cl A *	900	22
Fossil *	3,100	290
GameStop, Cl A *	14,415	325
Gap	30,733	697
Gentex	11,951	362
Genuine Parts	3,600	193
Global Sources *	3,200	37
Guess?	10,248	403
Harley-Davidson	19,837	843
Harman International Industries	19,509	913
Hyatt Hotels, Cl A *	14,803	637
International Game Technology	41,357	671
Interpublic Group	131,321	1,651
iRobot *	300	10
Liberty Media - Interactive, Cl A *	11,300	181
Liberty Media - Starz, Ser A *	1,000	77
Limited Brands	7,600	250
Live Nation *	65,179	652
LKQ *	22,605	545
Macy’s	12,300	298
Marriott International, Cl A	11,080	394
Mattel	10,200	255
McGraw-Hill	6,600	260
Mohawk Industries *	5,398	330
National CineMedia	51,618	964
Panera Bread, Cl A *	2,100	267
Penn National Gaming *	10,110	375
PetSmart	400	16
Phillips-Van Heusen	16,790	1,092
Polaris Industries	12,308	1,071
priceline.com *	733	371
Ross Stores	4,700	334
Scientific Games, Cl A *	115,437	1,009
Scripps Networks Interactive, Cl A	300	15
Signet Jewelers *	500	23
Sinclair Broadcast Group, Cl A	1,500	19
Superior Industries International	1,800	46
TJX	2,200	109
TRW Automotive Holdings *	5,000	275
Tupperware Brands	3,300	197
Urban Outfitters *	19,510	582
VF	1,800	178
WABCO Holdings *	6,669	411
Whirlpool (A)	900	77

Description	Shares	Market Value ($ Thousands)

Williams-Sonoma	6,100	$247
WMS Industries *	12,728	450
Wyndham Worldwide	1,300	41

		22,457

Consumer Staples — 3.6%
ConAgra Foods	39,997	950
Constellation Brands, Cl A *	40,541	822
Corn Products International	1,900	98
Dr Pepper Snapple Group	2,500	93
Herbalife	2,300	187
HJ Heinz	2,000	98
Hormel Foods	4,800	134
JM Smucker	1,300	93
Kroger	35,654	855
Lorillard	2,300	219
Mead Johnson Nutrition, Cl A	1,000	58
Molson Coors Brewing, Cl B (A)	24,052	1,128
Smithfield Foods *	9,700	233
SYSCO	27,016	748
Tyson Foods, Cl A	7,200	138

		5,854

Energy — 7.8%
Brigham Exploration *	11,310	421
Cameron International *	3,100	177
Concho Resources *	7,544	810
CVR Energy *	1,700	39
EQT (A)	15,693	783
Helmerich & Payne	4,100	282
Holly	3,600	219
Marathon Oil	4,000	213
McDermott International *	11,000	279
Murphy Oil	15,074	1,107
Nabors Industries *	40,180	1,221
Newfield Exploration *	14,238	1,082
Noble Energy	600	58
Oil States International *	2,700	205
PetroHawk Energy *	15,300	375
Pioneer Natural Resources (A)	7,584	773
QEP Resources	13,901	564
Range Resources (A)	25,537	1,493
Spectra Energy	28,478	774
Sunoco	1,800	82
Valero Energy	13,300	397
Weatherford International *	13,600	307
Western Refining *	1,500	25
Whiting Petroleum *	10,868	798

		12,484

Financials — 13.7%
Allied World Assurance Holdings	8,384	526
American Financial Group	4,700	165
American National Insurance	500	40
Ameriprise Financial	17,401	1,063
Annaly Capital Management †	7,400	129
Assurant	3,200	123
Banco Latinoamericano de Exportaciones, Cl E	700	12
Bancorp Rhode Island	1,100	34
BOK Financial (A)	3,800	196
Boston Properties †	8,014	760
Brandywine Realty Trust †	2,500	30

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Capitol Federal Financial	1,700	$19
CB Richard Ellis Group, Cl A *	25,556	683
Cedar Shopping Centers †	3,700	22
Chatham Lodging Trust †	1,200	20
Chimera Investment †	39,300	156
CIT Group *	3,100	132
Citizens & Northern	900	15
CNA Financial	6,300	186
Comerica (A)	21,487	789
CommonWealth REIT †	3,850	100
Community Trust Bancorp	300	8
Discover Financial Services	2,000	48
Duke Realty †	6,000	84
East West Bancorp	2,500	55
Endurance Specialty Holdings	15,865	775
Equity Lifestyle Properties †	1,100	63
Equity Residential †	200	11
Erie Indemnity, Cl A	900	64
Everest Re Group	2,500	220
Ezcorp, Cl A *	700	22
Federated Investors, Cl B (A)	32,074	858
Fifth Third Bancorp	77,526	1,076
First Citizens BancShares, Cl A	100	20
First Commonwealth Financial	1,800	12
Fulton Financial	10,000	111
Global Indemnity, Cl A *	2,000	44
Hanover Insurance Group	8,480	384
Hospitality Properties Trust †	4,900	114
Host Hotels & Resorts †	46,024	811
Huntington Bancshares	24,800	165
Jones Lang LaSalle	3,000	299
Keycorp	16,600	148
Kimco Realty †	2,900	53
Lakeland Financial	500	11
Lazard, Cl A	2,600	108
Liberty Property Trust †	31,786	1,046
Lincoln National	1,900	57
Mack-Cali Realty †	3,200	109
Maiden Holdings	1,100	8
MFA Financial †	10,600	87
NASDAQ OMX Group *	600	15
Nelnet, Cl A	4,200	92
OneBeacon Insurance Group, Cl A	4,700	64
PartnerRe	10,322	818
People’s United Financial (A)	59,099	744
Piedmont Office Realty Trust, Cl A †	5,000	97
ProAssurance *	13,295	842
Raymond James Financial	18,004	688
Reinsurance Group of America, Cl A	16,250	1,020
Resource Capital † (A)	6,600	44
Senior Housing Properties Trust †	9,300	214
SLM *	15,200	232
Sunstone Hotel Investors * †	6,600	67
SunTrust Banks	6,100	176
Symetra Financial	6,800	92
Synovus Financial (A)	155,241	373
T. Rowe Price Group	600	40
TCF Financial (A)	47,954	761
Unitrin	3,400	105

Description	Shares	Market Value ($ Thousands)

Univest Corp of Pennsylvania	900	$16
Unum Group	34,660	910
Vornado Realty Trust †	2,835	248
Waddell & Reed Financial, Cl A	3,700	150
Washington Federal	9,400	163
WesBanco	4,300	89
Willis Group Holdings	21,781	879
Winthrop Realty Trust †	7,300	89
Zions Bancorporation (A)	36,384	839

		21,938

Health Care — 10.1%
Acorda Therapeutics *	28,485	661
Aetna	5,200	195
Agilent Technologies *	4,600	206
AmerisourceBergen	21,633	856
Auxilium Pharmaceuticals *	25,878	556
Baxter International	400	21
Becton Dickinson	700	56
Biogen Idec *	300	22
Bruker BioSciences * (A)	2,200	46
C.R. Bard	1,800	179
CareFusion *	7,300	206
Cigna	1,300	57
Coventry Health Care *	6,200	198
Covidien	1,400	73
Dentsply International	9,050	335
Endo Pharmaceuticals Holdings *	3,600	137
Forest Laboratories *	20,181	652
Gen-Probe *	7,998	530
Health Net *	5,900	193
Hill-Rom Holdings	5,000	190
Hologic *	37,566	834
Humana *	4,100	287
Intuitive Surgical *	600	200
Life Technologies *	6,100	320
Lincare Holdings	13,953	414
Medco Health Solutions *	2,800	157
Mettler Toledo International *	700	120
Mylan Laboratories *	30,575	693
Myriad Genetics *	600	12
Onyx Pharmaceuticals *	20,000	704
Patterson	26,795	862
PerkinElmer	19,830	521
Perrigo	8,784	699
Pharmaceutical Product Development	1,500	42
Quest Diagnostics	16,740	966
Shire ADR	17,618	1,535
SXC Health Solutions *	5,500	301
Valeant Pharmaceuticals International	15,022	748
Varian Medical Systems *	300	20
Vertex Pharmaceuticals *	12,738	610
Warner Chilcott, Cl A	25,235	587
Waters *	1,600	139

		16,140

Industrials — 14.8%
Amerco *	300	29
Ametek	5,250	230
Armstrong World Industries	3,400	158
Avery Dennison	24,901	1,045

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Chicago Bridge & Iron	3,700	$150
Cintas	33,177	1,004
Cooper Industries, Cl A	4,500	292
Crane	1,000	48
Cummins	2,300	252
Delta Air Lines *	14,200	139
Dover	18,617	1,224
DXP Enterprises *	800	18
Eaton	7,600	421
Equifax	600	23
FedEx	1,800	169
Flowserve	6,141	791
Fluor	11,182	824
Franklin Electric	500	23
Gardner Denver	15,708	1,226
Great Lakes Dredge & Dock	1,800	14
Hertz Global Holdings *	61,056	954
IHS, Cl A *	7,292	647
ITT	17,973	1,079
Joy Global	400	39
KBR	3,700	140
Kennametal	20,674	806
M&F Worldwide *	500	13
Manpower	14,251	896
Masco (A)	48,139	670
Navistar International *	8,243	571
Norfolk Southern	600	42
Oshkosh Truck *	8,781	311
Pall	500	29
Parker Hannifin	4,200	398
Pitney Bowes (A)	30,512	784
Quanta Services *	18,600	417
Regal-Beloit	4,160	307
Republic Services	34,851	1,047
Rockwell Automation	3,700	350
Roper Industries	1,600	139
Spirit Aerosystems Holdings, Cl A * (A)	26,444	679
Teleflex	13,762	798
Thomas & Betts *	9,618	572
Timken	21,828	1,142
Toro	900	60
Towers Watson, Cl A	13,469	747
TrueBlue *	3,000	50
Tyco International	200	9
URS *	9,305	428
UTI Worldwide	19,076	386
WESCO International *	14,782	924
WW Grainger (A)	1,800	248

		23,762

Information Technology — 14.2%
Acme Packet *	400	28
Activision Blizzard	61,618	676
Adobe Systems *	26,074	865
Akamai Technologies *	5,100	194
Alliance Data Systems *	16,974	1,458
Amdocs *	3,000	86
Analog Devices	25,388	1,000
Atmel *	18,800	256
Autodesk *	7,800	344
Avago Technologies	7,400	230

Description	Shares	Market Value ($ Thousands)

Avnet *	700	$24
AVX	3,100	47
BMC Software *	900	45
Booz Allen Hamilton Holding, Cl A *	16,297	293
Brocade Communications Systems *	118,368	728
CA	10,500	254
Citrix Systems *	1,000	73
Dolby Laboratories, Cl A *	8,110	399
EchoStar, Cl A *	5,100	193
F5 Networks *	1,900	195
Factset Research Systems (A)	1,800	188
Fiserv *	2,200	138
FleetCor Technologies *	16,013	523
Gartner *	13,757	573
GSI Commerce *	77,300	2,263
Harris	6,000	298
IAC *	1,300	40
Ingram Micro, Cl A *	5,900	124
Intuit *	7,100	377
Itron *	800	45
JA Solar Holdings ADR *	43,844	307
Kla-Tencor	3,500	166
Lam Research *	5,900	334
Lexmark International, Cl A *	500	19
Marvell Technology Group *	49,919	776
Maxim Integrated Products	300	8
Micros Systems *	9,929	491
Microsemi *	57,990	1,201
Molex (A)	32,844	825
Monster Worldwide *	17,181	273
Novellus Systems *	6,200	230
Nvidia *	14,300	264
PMC - Sierra *	131,319	985
Red Hat *	4,000	182
Seagate Technology *	4,200	60
Symantec *	39,321	729
Synopsys *	43,716	1,209
Teradata *	2,600	132
Tivo *	37,274	326
VistaPrint *	16,186	840
Wright Express *	22,010	1,141
Xerox	29,200	311
Zebra Technologies, Cl A *	2,600	102

		22,868

Materials — 6.1%
Albemarle	2,500	150
Alcoa (A)	34,422	608
Allegheny Technologies (A)	14,264	966
Alpha Natural Resources * (A)	4,400	261
Ashland	1,300	75
Ball	2,200	79
Bemis (A)	20,624	676
Cabot	2,600	120
Celanese, Ser A	20,334	902
CF Industries Holdings	2,100	287
Cliffs Natural Resources	1,200	118
Ecolab	17,312	883
Huntsman	34,587	601
International Paper	10,600	320

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Mid-Cap Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Lubrizol	600	$80
MeadWestvaco	4,700	143
Nalco Holding	3,800	104
Nucor (A)	18,654	858
Owens-Illinois *	27,652	835
Packaging Corp of America	26,264	759
Reliance Steel & Aluminum	3,700	214
Schnitzer Steel Industries, Cl A	1,500	98
Solutia *	14,910	379
Steel Dynamics	11,900	223
TPC Group *	200	6

		9,745

Telecommunication Services — 2.5%
AboveNet (A)	1,000	65
MetroPCS Communications *	59,257	962
NII Holdings *	44,224	1,843
SBA Communications, Cl A *	28,114	1,116
Telephone & Data Systems	400	13
USA Mobility	3,300	48

		4,047

Utilities — 5.1%
AGL Resources	25,977	1,035
Alliant Energy	2,700	105
Ameren	1,500	42
American Water Works	8,100	227
Atmos Energy	4,600	157
Constellation Energy Group	25,622	798
DTE Energy	2,600	127
Duke Energy	1,900	35
Edison International	21,410	783
Energen	2,200	139
Entergy	1,700	114
Great Plains Energy (A)	46,432	930
NiSource	2,600	50
PG&E	400	18
Pinnacle West Capital	1,900	81
Portland General Electric	28,180	670
PPL	11,000	278
Questar	2,100	36
SCANA	23,204	913
Sempra Energy	5,500	294
TECO Energy	30,366	570
Xcel Energy	32,381	774

		8,176

Total Common Stock (Cost $123,694) ($ Thousands)		147,471

AFFILIATED PARTNERSHIP — 7.8%
SEI Liquidity Fund, L.P., 0.200% ** †† (B)	12,956,936	12,631

Total Affiliated Partnership (Cost $12,957) ($ Thousands)		12,631

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

CASH EQUIVALENT — 7.7%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.080%** ††	12,337,176	$12,337

Total Cash Equivalent (Cost $12,337) ($ Thousands)		12,337

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bills (C) (D)
0.168%, 06/30/11	$759	759

Total U.S. Treasury Obligation (Cost $759) ($ Thousands)		759

Total Investments — 107.9% (Cost $149,747) ($ Thousands)		$173,198

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P Mid 400 Index E-MINI	110	Jun-2011	$324

For the period ended March 31, 2011, the total amount of all open futures contracts as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $160,466 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at March 31, 2011. The total market value of securities on loan at March 31, 2011 was $12,645 ($ Thousands).

(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of March 31, 2011 was $12,631 ($Thousands).

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(D)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ser — Series

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$147,471	$—	$—	$147,471
U.S. Treasury Obligation	—	759	—	759
Cash Equivalent	12,337	—	—	12,337
Affiliated Partnership	—	12,631	—	12,631

Total Investments in Securities	$159,808	$13,390	$—	$173,198

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$324	$—	$—	$324

*	Futures contracts are valued at unrealized appreciation on the instrument.

For the six month ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.2%

Consumer Discretionary — 5.6%
Advance Auto Parts	13,800	$906
Autozone *	1,300	356
Canadian Tire, Cl A	28,100	1,859
Choice Hotels International	22,000	855
Cinemark Holdings	46,300	896
DeVry	7,200	396
DIRECTV, Cl A *	25,400	1,189
Discovery Communications, Cl A *	23,900	953
DreamWorks Animation SKG, Cl A *	27,700	774
Family Dollar Stores	23,100	1,186
GameStop, Cl A *	42,500	957
Gap	63,600	1,441
Gildan Activewear	20,600	675
H&R Block	132,500	2,218
Hillenbrand	67,900	1,460
Hyatt Hotels, Cl A *	22,000	947
ITT Educational Services *	13,400	967
Panera Bread, Cl A *	8,800	1,117
priceline.com *	7,997	4,050
Regal Entertainment Group, Cl A	37,600	507
Shaw Communications, Cl B	43,900	925
Target	38,600	1,930
TJX	20,900	1,039

		27,603

Consumer Staples — 19.5%
Altria Group	138,171	3,597
Archer-Daniels-Midland	53,500	1,927
BJ’s Wholesale Club *	19,400	947
Brown-Forman, Cl B	51,146	3,493
Bunge	5,178	375
Casey’s General Stores	32,200	1,256
Church & Dwight	13,700	1,087
Coca-Cola Enterprises	146,412	3,997
ConAgra Foods	107,200	2,546
Corn Products International	22,645	1,173
CVS Caremark	82,600	2,835
Flowers Foods	80,123	2,182
Fresh Del Monte Produce	31,800	830
General Mills	29,100	1,064
Hansen Natural *	59,658	3,593
Hershey	90,511	4,919
Hormel Foods	266,980	7,433
JM Smucker	8,200	585
Kellogg	16,600	896
Kimberly-Clark	115,678	7,551
Kroger	126,700	3,037
Lorillard	84,891	8,065
McCormick	75,607	3,616
Metro, Cl A	48,500	2,304
Molson Coors Brewing, Cl B	19,700	924
Nash Finch	13,900	527
Philip Morris International	58,315	3,827
Ralcorp Holdings *	13,900	951
Reynolds American	166,641	5,921
Ruddick	21,700	837
Safeway	114,000	2,684
SYSCO	119,692	3,315

Description	Shares	Market Value ($ Thousands)

Walgreen	97,900	$3,930
Wal-Mart Stores	76,300	3,971

		96,195

Energy — 4.2%
Berry Petroleum, Cl A	16,400	827
Chevron	55,700	5,984
ConocoPhillips	35,700	2,851
Dresser-Rand Group *	15,300	821
Exxon Mobil	62,000	5,216
Holly	15,700	954
Lufkin Industries	11,600	1,084
Murphy Oil	7,000	514
PetroHawk Energy *	50,100	1,229
Range Resources	17,700	1,035

		20,515

Financials — 12.5%
Allied World Assurance Holdings	30,223	1,895
American Campus Communities †	25,800	851
Arch Capital Group *	16,081	1,595
Aspen Insurance Holdings	8,746	241
Bank of Hawaii	75,073	3,590
BOK Financial	14,046	726
Brown & Brown	30,300	782
Canadian Imperial Bank of Commerce (A)	14,700	1,263
Capitol Federal Financial	58,177	656
Chubb	52,400	3,213
CIT Group *	5,038	214
Commerce Bancshares	105,133	4,252
Corporate Office Properties Trust †	24,100	871
Cullen/Frost Bankers	53,929	3,183
East West Bancorp	11,805	259
Endurance Specialty Holdings	27,588	1,347
Erie Indemnity, Cl A	14,200	1,010
Essex Property Trust †	8,000	992
Everest Re Group	15,400	1,358
Federated Investors, Cl B	35,400	947
First Citizens BancShares, Cl A	6,291	1,262
Fulton Financial	67,100	745
HCC Insurance Holdings	15,200	476
Health Care †	20,200	1,059
Home Properties †	15,200	896
Hudson City Bancorp	79,600	770
MFA Financial †	253,500	2,079
National Bank of Canada	22,100	1,790
Nationwide Health Properties †	12,400	527
New York Community Bancorp	52,277	902
PartnerRe	17,490	1,386
Piedmont Office Realty Trust, Cl A †	46,900	910
Prosperity Bancshares	24,500	1,048
Public Storage †	4,100	455
Realty Income †	26,100	912
RenaissanceRe Holdings	41,416	2,857
Senior Housing Properties Trust †	15,100	348
Tanger Factory Outlet Centers †	34,400	903
TFS Financial	104,300	1,108
Tower Group	47,500	1,141
Transatlantic Holdings	17,300	842
Travelers	55,300	3,289

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Validus Holdings	92,000	$3,066
Valley National Bancorp	42,100	588
Washington Real Estate Investment Trust †	12,400	386
White Mountains Insurance Group	900	328
WR Berkley	78,400	2,525

		61,843

Health Care — 21.6%
Abbott Laboratories	164,819	8,084
Aetna	70,900	2,654
Alexion Pharmaceuticals *	34,092	3,364
AmerisourceBergen	131,747	5,212
Amgen *	113,676	6,076
Baxter International	58,000	3,119
Beckman Coulter	17,400	1,445
Becton Dickinson	53,064	4,225
Biogen Idec *	99,079	7,272
C.R. Bard	38,791	3,852
Cardinal Health	146,625	6,031
Cephalon *	27,500	2,084
Edwards Lifesciences *	6,300	548
Eli Lilly	165,393	5,817
Emergency Medical Services, Cl A *	8,800	560
Endo Pharmaceuticals Holdings *	46,300	1,767
Forest Laboratories *	106,026	3,425
Genzyme *	10,404	792
Gilead Sciences *	51,600	2,190
Health Net *	22,200	726
Henry Schein *	21,308	1,495
Hill-Rom Holdings	6,726	256
Johnson & Johnson	34,200	2,026
LifePoint Hospitals *	40,000	1,607
Magellan Health Services *	19,300	947
McKesson	62,235	4,920
Medtronic	52,100	2,050
Merck	140,200	4,628
Myriad Genetics *	38,700	780
Owens & Minor	28,400	922
Par Pharmaceutical *	24,300	755
Patterson	30,300	975
Pfizer	125,200	2,543
SXC Health Solutions *	56,265	3,083
Techne	65,106	4,662
United Therapeutics *	14,000	938
UnitedHealth Group	58,500	2,644
WellPoint	34,500	2,408

		106,882

Industrials — 5.0%
Alliant Techsystems	11,500	813
C.H. Robinson Worldwide	13,400	993
Clarcor	14,400	647
Clean Harbors *	9,400	928
Huntington Ingalls Industries *	6,933	288
ITT	27,900	1,675
KBR	32,100	1,213
L-3 Communications Holdings	40,800	3,195
Landstar System	21,700	991
Lennox International	19,600	1,031
Lincoln Electric Holdings	13,800	1,048

Description	Shares	Market Value ($ Thousands)

Lockheed Martin	37,600	$3,023
Northrop Grumman	41,600	2,609
Raytheon	68,500	3,484
Rollins	47,850	971
Unifirst	13,700	726
Union Pacific	3,600	354
United Continental Holdings *	10,452	240
Woodward	17,300	598

		24,827

Information Technology — 10.3%
Activision Blizzard	84,200	924
Adtran	20,200	858
Amdocs *	69,207	1,997
Analog Devices	49,938	1,966
Avago Technologies	34,500	1,073
CGI Group, Cl A *	36,400	762
Cisco Systems	57,900	993
Cognizant Technology Solutions, Cl A *	49,193	4,004
Computer Sciences	46,166	2,250
EchoStar, Cl A *	25,500	965
Flir Systems	15,200	526
Global Payments	16,200	792
Harris	49,500	2,455
Hewlett-Packard	68,400	2,802
Ingram Micro, Cl A *	47,700	1,003
Intel	69,000	1,392
International Business Machines	22,761	3,712
Jack Henry & Associates	11,200	379
Lam Research *	17,629	999
Microsoft	148,600	3,768
National Semiconductor	65,400	938
SAIC *	208,600	3,530
TE Connectivity	28,000	975
Tech Data *	29,463	1,499
Texas Instruments	173,398	5,993
WebMD Health, Cl A *	66,649	3,560
Zebra Technologies, Cl A *	22,400	879

		50,994

Materials — 2.3%
Aptargroup	18,800	942
Ball	43,700	1,567
Compass Minerals International	10,300	963
Greif, Cl A	11,800	772
Intrepid Potash *	14,500	505
Newmont Mining	55,962	3,055
Sealed Air	58,800	1,567
Silgan Holdings	24,800	946
Sonoco Products	26,000	942

		11,259

Telecommunication Services — 2.7%
AT&T	182,100	5,572
BCE	56,400	2,045
MetroPCS Communications *	119,778	1,945
NTT DoCoMo ADR	73,700	1,297
SK Telecom ADR	64,700	1,217
Verizon Communications	35,000	1,349

		13,425

Utilities — 12.5%
AGL Resources	22,900	912

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

U.S. Managed Volatility Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Alliant Energy	53,200	$2,071
Ameren	71,700	2,013
American Electric Power	45,300	1,592
American Water Works	36,800	1,032
Atmos Energy	96,100	3,277
Avista	40,900	946
Cia de Saneamento Basico do Estado de Sao Paulo ADR	23,300	1,369
Consolidated Edison	20,300	1,030
DPL	147,761	4,050
DTE Energy	72,982	3,573
Duke Energy	19,400	352
Edison International	25,900	948
El Paso Electric *	49,800	1,514
Entergy	33,400	2,245
Great Plains Energy	76,800	1,538
Hawaiian Electric Industries	37,000	918
Idacorp	22,500	857
Integrys Energy Group	40,996	2,071
ITC Holdings	3,991	279
Nicor	37,938	2,037
NSTAR	96,167	4,450
OGE Energy	19,900	1,006
Pepco Holdings	48,000	895
PG&E	44,600	1,970
Piedmont Natural Gas	28,200	856
Portland General Electric	70,400	1,673
Public Service Enterprise Group	45,400	1,430
SCANA	66,240	2,608
Sempra Energy	13,000	695
Southern	4,289	163
TECO Energy	25,900	486
UGI	142,437	4,686
Vectren	31,200	849
WGL Holdings	21,800	850
Wisconsin Energy	142,032	4,332

		61,573

Total Common Stock (Cost $394,625) ($ Thousands)		475,116

CASH EQUIVALENT — 3.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%** ††	17,721,319	17,721

Total Cash Equivalent (Cost $17,721) ($ Thousands)		17,721

U.S. TREASURY OBLIGATION (B)— 0.2%
U.S. Treasury Bill
0.186%, 06/30/11	1,071	1,071

Total U.S. Treasury Obligation (Cost $1,070) ($ Thousands)		1,071

Total Investments — 100.0% (Cost $413,416) ($ Thousands)		$493,908

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	174	Jun-2011	$167

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $493,878 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security, or portion thereof has been pledged as collateral on open futures contracts.

Cl — Class

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$475,116	$—	$—	$475,116
Cash Equivalent	17,721	—	—	17,721
U.S. Treasury Obligation	—	1,071	—	1,071

Total Investments in Securities	$492,837	$1,071	$—	$493,908

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures*	$167	$—	$—	$167

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 89.3%

Australia — 8.4%
AGL Energy	97,388	$1,441
Amcor	137,642	1,005
ARB	82,544	705
Caltex Australia	8,347	135
CFS Retail Property Trust †	1,840,362	3,502
Coal & Allied Industries	10,711	1,324
Coca-Cola Amatil	230,220	2,795
Cochlear	15,506	1,331
CSL	179,905	6,648
CSR	61,750	209
Decmil Group *	35,178	126
Foster’s Group	177,644	1,051
Goodman Fielder	301,577	384
Hansen Technologies	41,039	38
Maryborough Sugar Factory	38,132	142
McPherson’s	16,139	53
Metcash	1,026,398	4,416
RHG *	39,595	40
SP AusNet, Cl Miscellaneous	736,068	670
TABCORP Holdings	618,510	4,791
Tatts Group	1,375,607	3,329
Thorn Group	39,896	90
Woolworths	165,711	4,606

		38,831

Austria — 0.1%
Oesterreichische Post	10,096	346

		346

Belgium — 2.7%
Belgacom	61,307	2,378
Colruyt	86,957	4,585
Delhaize Group	15,625	1,274
Intervest Offices †	868	31
Mobistar	62,394	4,332

		12,600

Bermuda — 0.0%
Transport International Holdings	14,000	43

		43

Canada — 10.7%
Alimentation Couche Tard, Cl B	97,000	2,542
Barrick Gold	2,000	104
BCE	80,113	2,908
Brookfield Properties	11,600	204
Canadian National Railway	15,507	1,166
Canadian Tire, Cl A	4,278	283
Canadian Utilities, Cl A	15,721	856
Cash Store Financial Services	5,200	75
Centerra Gold	23,900	427
CGI Group, Cl A *	167,100	3,492
Cogeco Cable	1,900	88
Constellation Software	1,000	66
Empire, Cl A	58,530	3,218
Enbridge	1,000	61
Fairfax Financial Holdings	600	226
Fortis	24,454	832
Genworth MI Canada	7,091	191
George Weston	47,040	3,195
Goldcorp	47,000	2,336

Description	Shares	Market Value ($ Thousands)

IGM Financial	1,900	$96
Intact Financial (A)	8,200	424
K-Bro Linen	2,100	49
Laurentian Bank of Canada	1,800	94
Loblaw	38,815	1,550
Manitoba Telecom Services	12,334	381
Maple Leaf Foods	9,500	120
Metro, Cl A	114,968	5,460
National Bank of Canada	12,513	1,013
Open Text *	9,300	576
Paladin Labs *	1,100	39
Premium Brands Holdings	14,400	253
Richmont Mines *	10,538	70
Rogers Communications, Cl B	114,252	4,139
Saputo	126,187	5,677
Sears Canada	4,500	93
Shoppers Drug Mart	32,900	1,348
TELUS, Cl A	26,000	1,259
Tim Hortons	700	32
TMX Group	28,810	1,150
TransCanada	25,900	1,047
Yamana Gold	138,000	1,699
Yellow Media	109,794	622

		49,461

Cayman Islands — 0.1%
Fresh Del Monte Produce	13,711	358
Pacific Textile Holdings	21,000	12

		370

China — 0.0%
China Minzhong Food *	61,000	79

		79

Denmark — 1.9%
Coloplast, Cl B	27,673	4,013
H Lundbeck	34,972	812
Novo Nordisk, Cl B	31,269	3,934

		8,759

Finland — 0.9%
Kesko, Cl B	22,110	1,035
Olvi, Cl A	850	45
Orion, Cl B	122,720	2,982
Tietoenator	10,784	197

		4,259

France — 1.6%
Boiron	6,078	257
Bonduelle S.C.A.	533	50
Canal +	13,049	103
France Telecom	17,346	389
PagesJaunes Groupe	67,489	677
Sanofi-Aventis	16,432	1,154
Sartorius Stedim Biotech	1,980	116
Societe BIC	48,757	4,340
Tessi	439	42
Vilmorin & Cie	2,340	281

		7,409

Germany — 2.0%
Carl Zeiss Meditec	40,911	865
Constantin Medien *	14,561	48
Deutsche Telekom	131,877	2,034
Fresenius	26,440	2,449

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Fresenius Medical Care	30,961	$2,082
Gerry Weber International	2,066	121
Hornbach Holding	217	29
Sto	367	64
Suedzucker	53,154	1,484
XING *	910	54

		9,230

Hong Kong — 4.0%
Cheung Kong Infrastructure Holdings	118,000	557
CLP Holdings	676,000	5,467
HongKong Electric Holdings	929,000	6,211
Link †	1,658,000	5,190
NAM TAI Electronics	10,190	66
PCCW	1,156,000	481
Yue Yuen Industrial Holdings	138,500	441

		18,413

Ireland — 0.1%
Kerry Group, Cl A	8,802	328

		328

Israel — 0.9%
Check Point Software Technologies *	42,697	2,180
El Al Israel Airlines *	65,866	26
Frutarom Industries	9,172	98
Fundtech *	2,266	39
NetVision	3,127	42
NICE Systems *	1,373	51
Orbotech *	29,341	377
RADVision *	3,282	37
Shamir Optical Industry	5,782	79
Silicom *	8,718	160
Teva Pharmaceutical Industries	18,991	954

		4,043

Italy — 1.9%
CSP International Fashion Group	6,238	10
DiaSorin	5,332	235
Finmeccanica	30,450	384
Parmalat	516,950	1,734
Recordati	11,386	115
Reply	1,356	40
Snam Rete Gas	894,920	5,037
Terna Rete Elettrica Nazionale	286,068	1,371

		8,926

Japan — 18.5%
ABC-Mart	3,200	117
Ajis	1,300	21
Alfresa Holdings	4,500	174
Alpen	7,500	130
Amiyaki Tei	13	42
Artnature	3,900	37
Asahi Net	9,000	34
ASKUL	2,600	38
Benefit One	79	55
BML	2,800	79
Central Japan Railway	452	3,594
Chubu Electric Power	212,900	4,752
Circle K Sunkus	9,600	147
Cleanup	3,600	24

Description	Shares	Market Value ($ Thousands)

Coca-Cola Central Japan	35,300	$481
Dena	67,600	2,451
Dr Ci:Labo	40	149
Duskin	18,200	339
Dydo Drinco	10,500	410
Electric Power Development	12,700	393
Faith	242	32
FamilyMart	94,500	3,563
Fuji Heavy Industries	116,000	750
Fuji Oil	95,400	1,255
Hachijuni Bank	62,000	359
Haruyama Trading	2,000	10
Hiday Hidaka	3,100	45
Hokkaido Electric Power	6,900	134
Hokuriku Electric Power	11,500	262
Idemitsu Kosan	35,800	4,207
Infocom	195	196
Ito En	48,600	850
Itochu Techno-Solutions	3,900	127
Itochu-Shokuhin	3,900	132
Iyo Bank	23,000	192
Japan Retail Fund Investment, Cl A †	84	132
JX Holdings	34,000	230
Kaken Pharmaceutical	13,000	156
Kamigumi	150,000	1,287
Kansai Electric Power	135,700	2,965
Kasumi	16,300	88
Kato Sangyo	4,100	71
Keihin Electric Express Railway	128,000	925
Kewpie	113,100	1,370
Kobayashi Pharmaceutical	31,500	1,465
Koito Manufacturing	28,000	450
Kojima	6,600	40
Kokuyo	20,000	153
Komatsu Seiren	5,000	23
Kose	6,900	172
Kyushu Electric Power	67,400	1,322
Lawson	64,300	3,111
Lion	372,000	1,899
Marudai Food	82,000	259
Maruzen Showa Unyu	7,000	25
Matsuya Foods	10,900	199
Maxvalu Tokai	3,300	42
McDonald’s Holdings Japan	56,700	1,374
MEIJI Holdings	11,900	480
Mikuni Coca-Cola Bottling	19,700	176
Ministop	10,400	171
Miraca Holdings	32,300	1,241
Mitsubishi Tanabe Pharma	39,800	648
Mizuno	8,000	34
Morinaga Milk Industry	83,025	298
NEC Mobiling	1,700	52
Nichii Gakkan	5,100	40
Nichirei	48,000	206
Nichireki	5,000	25
Nihon Shokuhin Kako	2,000	10
Nippon Telegraph & Telephone	41,900	1,888
Nissin Food Products	4,300	152
Nitori Holdings	13,700	1,208
Noevir Holdings *	4,800	54
NTT DoCoMo	3,098	5,465

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Ohsho Food Service	3,400	$81
Okumura	68,000	286
Oracle Japan	27,100	1,133
Oriental Land	43,000	3,429
Osaka Gas	186,000	745
Plenus	5,400	83
Prima Meat Packers	114,000	139
Rinnai	5,900	393
Rock Field	3,300	55
Ryoshoku	3,000	63
Saizeriya	22,600	347
Sankyo	9,100	468
Santen Pharmaceutical	17,600	704
Sega Sammy Holdings	180,000	3,141
Shikoku Electric Power	25,900	707
Shizuoka Gas	46,500	290
Showa Shell Sekiyu	31,000	325
Studio Alice	8,900	96
Suzuken	39,600	1,048
Takeda Pharmaceutical	100,900	4,724
Teikoku Sen-I, Cl I	6,000	39
Toho Gas	357,000	1,848
Tokyo Gas	962,000	4,411
TonenGeneral Sekiyu	216,000	2,676
Torii Pharmaceutical	3,200	64
Toyo Suisan Kaisha	9,000	196
Trancom	1,300	22
Tsuruha Holdings	1,800	82
USS	5,150	402
Wacoal Holdings	2,000	25
West Japan Railway	287	1,111
Yamazaki Baking	57,000	666

		85,286

Jersey — 0.3%
Shire	44,484	1,292

		1,292

Luxembourg — 0.1%
Millicom International Cellular	5,983	573

		573

Netherlands — 0.9%
Koninklijke Ahold	150,078	2,017
Royal Dutch Shell, Cl A	56,710	2,064

		4,081

New Zealand — 0.2%
Auckland International Airport	75,643	128
Port of Tauranga	6,763	42
Restaurant Brands New Zealand	21,157	37
Sky City Entertainment Group	28,562	74
Telecom Corp of New Zealand	523,948	803

		1,084

Norway — 0.0%
Leroey Seafood Group	1,268	39

		39

Portugal — 0.2%
Portucel Empresa Produtora de Pasta e Papel	122,445	431
Semapa-Sociedade de Investimento e Gestao	25,343	303

		734

Description	Shares	Market Value ($ Thousands)

Singapore — 0.1%
Broadway Industrial Group	110,000	$84
ComfortDelGro	81,000	100
MobileOne	21,000	40

		224

Spain — 1.0%
Amadeus IT Holding, Cl A *	52,716	1,010
Ebro Foods	89,480	2,106
Endesa *	6,904	214
Telefonica	15,974	400
Viscofan	26,583	1,056

		4,786

Sweden — 1.4%
Acando	23,179	58
Axfood	54,594	2,035
Betsson	28,428	628
Industrial & Financial Systems, Cl B	2,550	45
Loomis, Cl B	5,690	90
Swedish Match	67,592	2,249
Telefonaktiebolaget LM Ericsson, Cl B	30,531	394
TeliaSonera	123,698	1,070

		6,569

Switzerland — 2.4%
Allreal Holding	2,176	338
Bell Holding	13	30
BKW FMB Energie	3,536	251
Bossard Holding	293	49
Charles Voegele Holding *	2,916	215
Emmi	1,224	280
LifeWatch	199	2
Mobilezone Holding	10,699	129
Nestle	35,946	2,069
Novartis	29,138	1,587
Orior *	660	41
Phoenix Mecano	44	32
Schindler Holding	491	60
Swisscom	6,636	2,970
Synthes	22,233	3,018
Vetropack Holding	17	35

		11,106

United Kingdom — 5.5%
Associated British Foods	6,055	96
AstraZeneca	151,330	6,945
British American Tobacco	27,298	1,095
Centrica	1,148,232	5,987
Cranswick	2,974	40
Devro	70,129	318
Fiberweb	4,598	6
Greggs	52,952	432
Imperial Tobacco Group	12,919	399
JD Sports Fashion	2,922	42
LSL Property Services	9,779	38
Reckitt Benckiser Group	31,334	1,608
Robert Wiseman Dairies	15,028	83
Royal Dutch Shell, Cl A	23,825	865
Scottish & Southern Energy	100,445	2,030
Smith & Nephew	28,987	327

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Tesco	256,610	$1,567
Unilever	9,803	298
Vodafone Group	540,027	1,528
WM Morrison Supermarkets	411,943	1,823

		25,527

United States — 23.4%
Abbott Laboratories	26,416	1,296
ACI Worldwide *	1,973	65
Advance Auto Parts	31,442	2,063
Altria Group	77,642	2,021
American Dental Partners *	2,986	39
AmerisourceBergen	133,473	5,280
Amgen *	32,542	1,739
Annaly Capital Management †	237,283	4,141
AT&T	70,185	2,148
Autozone *	7,704	2,107
Becton Dickinson	14,739	1,174
Biogen Idec *	29,955	2,199
Boston Beer, Cl A *	1,127	104
Bristol-Myers Squibb	77,038	2,036
Brown-Forman, Cl B	4,576	313
C.R. Bard	32,833	3,261
CACI International, Cl A *	5,941	364
Campbell Soup	73,367	2,429
Cephalon *	107,693	8,161
Chemed	9,505	633
Chesapeake Utilities	1,436	60
Clorox	16,893	1,184
Coca-Cola	31,396	2,083
Colgate-Palmolive	13,008	1,050
ConAgra Foods	87,155	2,070
ConocoPhillips	16,325	1,304
Dollar Tree *	39,476	2,192
DPL	57,219	1,568
Dynamics Research *	12,745	209
Eli Lilly	61,641	2,168
ePlus *	1,500	40
Family Dollar Stores	48,294	2,478
Flowers Foods	77,311	2,105
Forest Laboratories *	59,349	1,917
General Mills	60,701	2,219
Greatbatch *	12,636	334
Hershey	37,482	2,037
Hormel Foods	150,580	4,192
Insmed *	1,399	9
Intel	53,300	1,075
J&J Snack Foods	2,568	121
JM Smucker	16,311	1,164
John B. Sanfilippo & Son *	7,000	82
Johnson & Johnson	32,310	1,914
Kensey Nash *	5,596	139
Kimberly-Clark	58,956	3,848
Lockheed Martin	29,400	2,364
Lorillard	37,157	3,530
Magellan Health Services *	31,723	1,557
MAXIMUS	7,874	639
Maxygen	10,528	55
McDonald’s	15,843	1,205
Metropolitan Health Networks *	40,352	191
Miller Industries	7,271	118
Nabi Biopharmaceuticals *	17,745	103

Description	Shares/Face Amount ($ Thousands)	Market Value ($ Thousands)

National Beverage	9,557	$131
National Healthcare	981	46
Oil-Dri Corp of America	3,429	73
Owens & Minor	29,982	974
Papa John’s International *	18,498	586
Par Pharmaceutical *	43,241	1,344
PG&E	22,887	1,011
Pharmaceutical Product Development	6,780	188
Portland General Electric	42,900	1,020
Primerica *	15,100	385
Procter & Gamble	31,232	1,924
Providence Service *	12,214	183
Ross Stores	12,840	913
Schiff Nutrition International	15,935	145
Seneca Foods, Cl A *	24,525	733
Southern	58,560	2,232
Sturm Ruger	5,854	135
Telephone & Data Systems	7,505	253
Territorial Bancorp	7,233	144
TJX	29,510	1,468
TPC Group *	7,806	225
USA Mobility	45,501	659
Verizon Communications	53,999	2,081
Wal-Mart Stores	43,151	2,246

		107,996

Total Common Stock (Cost $365,454) ($ Thousands)		412,394

PREFERRED STOCK — 0.0%

Germany — 0.0%
Henkel & KGaA	2,256	140
Total Preferred Stock (Cost $131) ($ Thousands)		140

CASH EQUIVALENT — 5.3%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%** ††	24,264,905	24,265

Total Cash Equivalent (Cost $24,265) ($ Thousands)		24,265

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Bill
0.182%, 06/30/11 (B) (C)	2,625	2,624

Total U.S. Treasury Obligation (Cost $2,623) ($ Thousands)		2,624

Total Investments — 95.2% (Cost $392,473) ($ Thousands)		$439,423

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2011

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
DJ Euro Stoxx 50 Index	106	Jun-2011	$134
FTSE Index	38	Jun-2011	104
Hang Seng Index	12	Apr-2011	26
S&P 500 Index E-MINI	233	Jun-2011	240
SPI 200 Index	16	Jul-2011	91

			$595

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

A summary of the outstanding forward foreign currency contracts held by the Fund at March 31, 2011, is as follows:

Maturity Date		Currency to Deliver (Thousands)	Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
04/28/11	AUD	38,234	USD	39,122	$(292)
04/28/11	CAD	46,218	USD	47,380	(119)
04/28/11	EUR	54,936	USD	77,444	(472)
04/28/11	GBP	19,871	USD	31,804	(36)
04/28/11	JPY	8,639,213	USD	105,664	1,392
04/28/11	USD	139	AUD	135	–
04/28/11	USD	83	CAD	81	–

					$473

Percentages are based on Net Assets of $461,639 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(C)	The rate reported is the effective yield at the time of purchase.

5	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Global Managed Volatility Fund

March 31, 2011

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

USD — United States Dollar

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$412,394	$—	$—	$412,394
Preferred Stock	140	—	—	140
Cash Equivalent	24,265	—	—	24,265
U.S. Treasury Obligation	—	2,624	—	2,624

Total Investments in Securities	$436,799	$2,624	$—	$439,423

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$595	$—	$—	$595
Forwards*	—	473	—	473

Total Other Financial Instruments	$595	$473	$—	$1,068

*	Futures contracts and Forwards are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

6	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.6%

Consumer Discretionary — 6.3%
Advance Auto Parts	7,700	$505
Amazon.com *	1,490	268
Autozone *	800	219
Canadian Tire, Cl A	14,800	979
Choice Hotels International	12,300	478
Cinemark Holdings	10,600	205
DeVry	6,400	352
DIRECTV, Cl A *	14,200	665
Discovery Communications, Cl A *	13,400	535
DreamWorks Animation SKG, Cl A *	17,900	500
Family Dollar Stores	12,100	621
GameStop, Cl A *	23,700	534
Gap	35,400	802
Genuine Parts	3,800	204
Gildan Activewear	8,100	265
H&R Block	70,700	1,184
Hillenbrand	37,800	813
Hyatt Hotels, Cl A *	12,300	530
ITT Educational Services *	7,500	541
McDonald’s	15,902	1,210
Panera Bread, Cl A *	4,900	622
priceline.com *	5,605	2,839
Regal Entertainment Group, Cl A	34,400	464
Shaw Communications, Cl B	23,700	499
Target	20,100	1,005
TJX	10,500	522

		17,361

Consumer Staples — 22.6%
Altria Group	79,714	2,075
Archer-Daniels-Midland	16,700	602
BJ’s Wholesale Club *	10,600	517
Brown-Forman, Cl B	20,990	1,434
Campbell Soup	5,832	193
Casey’s General Stores	17,900	698
Church & Dwight	33,558	2,663
Clorox	11,132	780
Coca-Cola	27,334	1,813
Coca-Cola Enterprises	43,100	1,177
Colgate-Palmolive	19,247	1,554
ConAgra Foods	59,700	1,418
CVS Caremark	46,000	1,579
Flowers Foods	18,000	490
Fresh Del Monte Produce	17,700	462
General Mills	64,531	2,359
Hansen Natural *	3,700	223
Hershey	19,454	1,057
HJ Heinz	19,711	962
Hormel Foods	160,462	4,467
JM Smucker	23,806	1,700
Kellogg	45,872	2,476
Kimberly-Clark	63,894	4,170
Kroger	79,538	1,906
Lorillard	49,759	4,728
McCormick	34,139	1,633
Metro, Cl A	21,100	1,002
Molson Coors Brewing, Cl B	11,000	516
Nash Finch	7,700	292

Description	Shares	Market Value ($ Thousands)

PepsiCo	16,000	$1,030
Philip Morris International	34,312	2,252
Procter & Gamble	23,377	1,440
Ralcorp Holdings *	7,700	527
Reynolds American	105,415	3,745
Ruddick	12,100	467
Safeway	63,500	1,495
Walgreen	54,500	2,188
Wal-Mart Stores	77,801	4,050

		62,140

Energy — 4.2%
Berry Petroleum, Cl A	10,100	509
Chevron	29,600	3,180
ConocoPhillips	20,200	1,613
Dresser-Rand Group *	11,300	606
Exxon Mobil	33,800	2,844
Holly	8,800	535
Lufkin Industries	6,500	608
Murphy Oil	2,600	191
PetroHawk Energy *	28,000	687
Range Resources	11,700	684

		11,457

Financials — 10.7%
Allied World Assurance Holdings	8,000	502
American Campus Communities †	14,400	475
Associated Banc-Corp	13,600	202
Brown & Brown	20,900	539
Canadian Imperial Bank of Commerce (A)	6,200	533
Capitol Federal Financial	117,412	1,323
Chubb	29,100	1,784
Commerce Bancshares	46,008	1,860
Corporate Office Properties Trust †	13,500	488
Cullen/Frost Bankers	20,432	1,206
Endurance Specialty Holdings	11,000	537
Erie Indemnity, Cl A	7,900	562
Essex Property Trust †	4,500	558
Everest Re Group	8,600	758
Federated Investors, Cl B	19,800	530
First Citizens BancShares, Cl A	2,500	501
Fulton Financial	33,900	377
HCC Insurance Holdings	7,500	235
Health Care †	9,100	477
Home Properties †	8,400	495
Hudson City Bancorp	44,500	431
MFA Financial †	91,500	750
National Bank of Canada	9,300	753
Nationwide Health Properties †	10,400	443
PartnerRe	5,500	436
People’s United Financial	94,699	1,191
Piedmont Office Realty Trust, Cl A †	26,200	509
Prosperity Bancshares	13,700	586
Public Storage †	4,700	521
Realty Income †	14,600	510
RenaissanceRe Holdings	8,000	552
Senior Housing Properties Trust †	8,900	205
Tanger Factory Outlet Centers †	19,200	504
TFS Financial	135,324	1,437
Tower Group	16,700	401

1	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Transatlantic Holdings	9,600	$467
Travelers	30,800	1,832
Validus Holdings	44,000	1,467
Wesco Financial	3,688	1,435
WR Berkley	35,600	1,147

		29,519

Health Care — 18.2%
Abbott Laboratories	60,827	2,984
Aetna	36,100	1,351
Alexion Pharmaceuticals *	28,601	2,822
Allscripts Healthcare Solutions *	83,517	1,753
AmerisourceBergen	64,037	2,533
Amgen *	23,900	1,278
Baxter International	28,000	1,506
Beckman Coulter	9,700	806
Becton Dickinson	24,040	1,914
Biogen Idec *	26,000	1,908
C.R. Bard	9,642	957
Cardinal Health	30,400	1,251
Cephalon *	15,300	1,159
Edwards Lifesciences *	11,752	1,022
Eli Lilly	58,958	2,074
Emergency Medical Services, Cl A *	5,000	318
Endo Pharmaceuticals Holdings *	25,900	988
Genzyme *	11,936	909
Gilead Sciences *	28,700	1,218
Health Net *	12,300	402
Henry Schein *	29,829	2,093
Johnson & Johnson	43,884	2,600
Laboratory Corp of America Holdings *	12,299	1,133
LifePoint Hospitals *	15,000	603
Magellan Health Services *	10,800	530
McKesson	8,600	680
Medtronic	29,000	1,141
Merck	77,500	2,558
Myriad Genetics *	21,600	435
Owens & Minor	15,800	513
Par Pharmaceutical *	13,500	420
Patterson	16,900	544
Pfizer	105,229	2,137
Quest Diagnostics	3,400	196
Techne	27,621	1,978
United Therapeutics *	7,800	523
UnitedHealth Group	32,600	1,474
WellPoint	19,200	1,340

		50,051

Industrials — 5.8%
Alliant Techsystems	6,400	452
C.H. Robinson Worldwide	7,500	556
Clarcor	9,900	445
Clean Harbors *	5,100	503
Huntington Ingalls Industries *	3,867	161
ITT	15,500	931
KBR	17,900	676
L-3 Communications Holdings	21,600	1,692
Landstar System	12,100	553
Lennox International	11,000	578
Lincoln Electric Holdings	7,700	584
Lockheed Martin	20,900	1,680

Description	Shares	Market Value ($ Thousands)

Northrop Grumman	23,200	$1,455
Raytheon	35,600	1,811
Rollins	26,700	542
Stericycle *	28,597	2,536
Unifirst	7,600	403
Union Pacific	2,000	196
Woodward	9,800	339

		16,093

Information Technology — 10.6%
Activision Blizzard	47,000	516
Adtran	11,300	480
Amdocs *	18,000	519
Applied Materials	22,282	348
Automatic Data Processing	6,090	313
Avago Technologies	19,300	600
CGI Group, Cl A *	12,200	255
Cisco Systems	32,200	552
Computer Sciences	16,400	799
EchoStar, Cl A *	14,300	541
Flir Systems	8,500	294
Global Payments	10,000	489
Google, Cl A *	3,373	1,977
Harris	25,600	1,270
Hewlett-Packard	38,100	1,561
IAC *	74,514	2,302
Ingram Micro, Cl A *	26,600	560
Intel	32,200	650
International Business Machines	23,800	3,881
Jack Henry & Associates	10,500	356
Microchip Technology	20,833	792
Microsoft	82,700	2,097
National Instruments	39,871	1,307
National Semiconductor	36,400	522
SAIC *	114,200	1,932
TE Connectivity	15,600	543
Tech Data *	10,800	549
Texas Instruments	38,600	1,334
WebMD Health, Cl A *	17,243	921
Zebra Technologies, Cl A *	22,532	884

		29,144

Materials — 2.2%
Aptargroup	10,500	527
Ball	20,200	724
Compass Minerals International	5,800	543
Greif, Cl A	6,700	438
Intrepid Potash *	8,600	299
Newmont Mining	17,628	962
Royal Gold	11,907	624
Sealed Air	32,800	875
Silgan Holdings	13,800	526
Sonoco Products	14,500	525

		6,043

Telecommunication Services — 2.7%
AT&T	87,700	2,684
BCE	34,000	1,233
CenturyTel	15,387	639
MetroPCS Communications *	40,700	661
NTT DoCoMo ADR	41,000	721
SK Telecom ADR	36,000	677
Telephone & Data Systems	4,700	159

2	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2011

Description	Shares	Market Value ($ Thousands)

Verizon Communications	19,500	$751

		7,525

Utilities — 12.3%
AGL Resources	12,800	510
Alliant Energy	26,800	1,043
Ameren	31,000	870
American Electric Power	20,500	720
American Water Works	20,600	578
Atmos Energy	53,600	1,828
Avista	22,800	527
Cia de Saneamento Basico do Estado de Sao Paulo ADR	12,900	757
Consolidated Edison	33,550	1,702
DPL	48,400	1,327
DTE Energy	26,100	1,278
Edison International	14,500	531
El Paso Electric *	27,700	842
Entergy	17,600	1,183
Great Plains Energy	42,800	857
Hawaiian Electric Industries	33,732	836
Idacorp	12,600	480
NSTAR	61,189	2,831
OGE Energy	38,501	1,947
Pepco Holdings	27,100	505
PG&E	25,000	1,104
Piedmont Natural Gas	15,700	476
Portland General Electric	34,400	818
Public Service Enterprise Group	25,300	797
SCANA	29,710	1,170
Sempra Energy	8,800	471
Southern	51,822	1,975
TECO Energy	27,000	507
UGI	32,000	1,053
Vectren	43,188	1,175
WGL Holdings	12,200	476
Wisconsin Energy	82,950	2,530

		33,704

Total Common Stock (Cost $219,515) ($ Thousands)		263,037

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.080%** ††	10,912,616	10,913

Total Cash Equivalent (Cost $10,913) ($ Thousands)		10,913

U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bill 0.175%, 06/30/11 (B) (C)	481	480

Total U.S. Treasury Obligation (Cost $480) ($ Thousands)		480

Total Investments — 99.8% (Cost $230,908) ($ Thousands)		$274,430

3	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Schedule of Investments (Unaudited)

Tax-Managed Managed Volatility Fund

March 31, 2011

A summary of the open futures contracts held by the Fund at March 31, 2011, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index E-MINI	95	Jun-2011	$94

For the period ended March 31, 2011, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $275,035 ($Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of March 31, 2011.

†	Real Estate Investment Trust.

††	Investment in Affiliated Security.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Security, or portion thereof has been pledged as collateral on open futures contracts.

(C)	The rate reported is the effective yield at the time of purchase.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$263,037	$—	$—	$263,037
Cash Equivalent	10,913	—	—	10,913
U.S. Treasury Obligation	—	480	—	480

Total Investments in Securities	$273,950	$480	$—	$274,430

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$94	$—	$—	$94

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the six month period ended March 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities.

For the six month period ended March 31, 2011, there were no significant transfers between Level 2 and Level 3 assets and liabilities.

4	SEI Institutional Managed Trust / Semi-Annual Report / March 31, 2011

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional Managed Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: May 31, 2011

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO
Date: May 31, 2011